SEASONS SERIES TRUST SA MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 70.6%
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	3,752	$335,916
Moog, Inc., Class A	175	14,933
		350,849
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	600	101,316
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	225	4,298
Applications Software — 3.7%
Brightcove, Inc.†	2,000	17,380
Cloudflare, Inc., Class A†	200	3,412
Intuit, Inc.	1,474	386,085
ServiceNow, Inc.†	4,905	1,384,779
		1,791,656
Audio/Video Products — 0.2%
Sonos, Inc.†	5,050	78,881
Auto-Truck Trailers — 0.2%
Wabash National Corp.	6,925	101,728
Auto/Truck Parts & Equipment-Original — 0.2%
Gentherm, Inc.†	1,025	45,500
Meritor, Inc.†	975	25,535
Telenav, Inc.†	900	4,374
		75,409
Auto/Truck Parts & Equipment-Replacement — 0.2%
Douglas Dynamics, Inc.	1,325	72,875
Banks-Commercial — 1.6%
1st Source Corp.	300	15,564
Atlantic Union Bankshares Corp.	241	9,050
BancFirst Corp.	900	56,196
BancorpSouth Bank	1,200	37,692
Banner Corp.	925	52,346
Cadence BanCorp	75	1,360
Cathay General Bancorp	475	18,074
Central Pacific Financial Corp.	1,475	43,630
Central Valley Community Bancorp	100	2,167
Columbia Banking System, Inc.	1,175	47,805
CVB Financial Corp.	1,950	42,081
Enterprise Financial Services Corp.	275	13,258
First Commonwealth Financial Corp.	1,975	28,657
First Community Bankshares, Inc.	125	3,878
First Hawaiian, Inc.	425	12,261
First Interstate BancSystem, Inc., Class A	300	12,576
Great Western Bancorp, Inc.	150	5,211
Hope Bancorp, Inc.	969	14,399
IBERIABANK Corp.	175	13,095
Independent Bank Corp./Massachusetts	75	6,244
Independent Bank Corp./Michigan	550	12,457
PacWest Bancorp	325	12,438
Simmons First National Corp., Class A	564	15,110
South State Corp.	75	6,506
TCF Financial Corp.	610	28,548
Trustmark Corp.	2,950	101,804
UMB Financial Corp.	300	20,592
United Bankshares, Inc.	875	33,827
Webster Financial Corp.	275	14,674
West Bancorporation, Inc.	200	5,126
Westamerica Bancorporation	1,100	74,547
		761,173
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	100	3,522
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,225	18,191
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	2,175	55,267
Louisiana-Pacific Corp.	850	25,219
		80,486
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	625	31,156
EMCOR Group, Inc.	1,450	125,135
MYR Group, Inc.†	575	18,739
		175,030
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	1,375	50,091
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	550	39,715
Building Products-Wood — 0.0%
Boise Cascade Co.	525	19,178
Building-Heavy Construction — 0.2%
MasTec, Inc.†	1,125	72,180
Sterling Construction Co., Inc.†	875	12,320
		84,500
Building-Maintenance & Services — 0.8%
ABM Industries, Inc.	300	11,313
Rollins, Inc.	10,959	363,400
		374,713
Building-Residential/Commercial — 0.5%
KB Home	3,050	104,524
TRI Pointe Group, Inc.†	7,275	113,344
		217,868
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,475	18,365
Casino Hotels — 0.1%
Boyd Gaming Corp.	800	23,952
Chemicals-Plastics — 0.0%
PolyOne Corp.	225	8,278
Chemicals-Specialty — 2.8%
Ecolab, Inc.	6,637	1,280,875
Minerals Technologies, Inc.	575	33,137
Stepan Co.	100	10,244
		1,324,256
Circuit Boards — 0.1%
TTM Technologies, Inc.†	1,800	27,090
Coal — 0.1%
Arch Coal, Inc., Class A	360	25,826
Peabody Energy Corp.	350	3,192
Warrior Met Coal, Inc.	1,550	32,752
		61,770
Commercial Services — 0.0%
Harsco Corp.†	425	9,779

1

Medifast, Inc.	75	8,219
		17,998
Commercial Services-Finance — 1.7%
Adyen NV†*	483	396,042
Euronet Worldwide, Inc.†	100	15,756
Green Dot Corp., Class A†	250	5,825
S&P Global, Inc.	1,451	396,196
		813,819
Communications Software — 0.1%
Avaya Holdings Corp.†	2,400	32,400
Computer Aided Design — 0.9%
Autodesk, Inc.†	2,293	420,674
Computer Data Security — 0.1%
Qualys, Inc.†	400	33,348
Computer Services — 0.1%
CACI International, Inc., Class A†	150	37,498
Insight Enterprises, Inc.†	275	19,330
Unisys Corp.†	200	2,372
		59,200
Computer Software — 0.9%
Box, Inc., Class A†	1,625	27,267
Dynatrace, Inc.†	1,250	31,625
j2 Global, Inc.†	400	37,484
TiVo Corp.†	8,100	68,688
Twilio, Inc., Class A†	2,539	249,533
		414,597
Consulting Services — 2.3%
Gartner, Inc.†	3,982	613,626
Huron Consulting Group, Inc.†	1,175	80,746
Verisk Analytics, Inc.	2,706	404,114
		1,098,486
Consumer Products-Misc. — 0.0%
Quanex Building Products Corp.	150	2,562
Containers-Metal/Glass — 0.8%
Ball Corp.	5,906	381,941
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	645	10,739
Cosmetics & Toiletries — 0.8%
Edgewell Personal Care Co.†	250	7,740
Estee Lauder Cos., Inc., Class A	1,900	392,426
		400,166
Data Processing/Management — 1.0%
Broadridge Financial Solutions, Inc.	3,051	376,921
CommVault Systems, Inc.†	2,300	102,672
		479,593
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	1,650	33,792
Diagnostic Equipment — 0.9%
Adaptive Biotechnologies Corp.†	350	10,472
Danaher Corp.	2,814	431,893
		442,365
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.†	1,225	11,968
Distribution/Wholesale — 1.0%
Copart, Inc.†	4,545	413,322
Core-Mark Holding Co., Inc.	500	13,595
Fossil Group, Inc.†	2,325	18,321
Titan Machinery, Inc.†	525	7,760
Veritiv Corp.†	400	7,868
		460,866
Diversified Manufacturing Operations — 0.1%
Actuant Corp., Class A	75	1,952
EnPro Industries, Inc.	275	18,392
Fabrinet†	550	35,662
		56,006
E-Commerce/Products — 3.8%
Amazon.com, Inc.†	969	1,790,557
Etsy, Inc.†	150	6,645
		1,797,202
E-Commerce/Services — 1.4%
Groupon, Inc.†	2,850	6,811
MercadoLibre, Inc.†	1,072	613,120
Stamps.com, Inc.†	525	43,848
		663,779
E-Services/Consulting — 0.2%
Perficient, Inc.†	1,850	85,229
Electric Products-Misc. — 0.0%
Graham Corp.	200	4,376
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,475	13,614
Electric-Generation — 0.1%
Atlantic Power Corp.†	13,650	31,805
Electric-Integrated — 0.2%
Black Hills Corp.	450	35,343
IDACORP, Inc.	75	8,010
PNM Resources, Inc.	425	21,552
Portland General Electric Co.	950	53,000
		117,905
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	825	28,347
OSI Systems, Inc.†	600	60,444
		88,791
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	5,150	66,950
Rambus, Inc.†	6,750	92,981
Synaptics, Inc.†	850	55,904
Xperi Corp.	2,075	38,388
		254,223
Electronic Measurement Instruments — 0.9%
Roper Technologies, Inc.	1,084	383,985
Stoneridge, Inc.†	1,825	53,509
		437,494
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	150	21,540

2

Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,525	18,895
Renewable Energy Group, Inc.†	500	13,475
REX American Resources Corp.†	525	43,029
		75,399
Engineering/R&D Services — 0.0%
KBR, Inc.	450	13,725
VSE Corp.	125	4,755
		18,480
Enterprise Software/Service — 6.8%
ACI Worldwide, Inc.†	2,800	106,078
Atlassian Corp. PLC, Class A†	3,027	364,269
Coupa Software, Inc.†	4,458	651,982
Donnelley Financial Solutions, Inc.†	650	6,806
Evolent Health, Inc., Class A†	3,700	33,485
Manhattan Associates, Inc.†	250	19,938
MicroStrategy, Inc., Class A†	100	14,263
Veeva Systems, Inc., Class A†	6,541	920,057
Workday, Inc., Class A†	6,878	1,131,087
		3,247,965
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	50	22,117
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	75	4,368
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A†	400	6,300
Houlihan Lokey, Inc.	800	39,096
Moelis & Co., Class A	225	7,182
		52,578
Finance-Other Services — 1.6%
CME Group, Inc.	1,812	363,705
Deluxe Corp.	575	28,704
Intercontinental Exchange, Inc.	3,969	367,331
		759,740
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	325	3,023
MGIC Investment Corp.	2,250	31,882
NMI Holdings, Inc., Class A†	300	9,954
Radian Group, Inc.	575	14,467
		59,326
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	100	4,079
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	200	6,490
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	425	17,803
Gas-Distribution — 0.1%
New Jersey Resources Corp.	200	8,914
Northwest Natural Holding Co.	150	11,059
ONE Gas, Inc.	200	18,714
Southwest Gas Holdings, Inc.	275	20,892
		59,579
Home Furnishings — 0.1%
Sleep Number Corp.†	1,200	59,088
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	975	3,637
Human Resources — 0.4%
Barrett Business Services, Inc.	925	83,675
Cross Country Healthcare, Inc.†	2,225	25,854
Heidrick & Struggles International, Inc.	125	4,063
Kforce, Inc.	775	30,767
Korn Ferry	525	22,260
TrueBlue, Inc.†	875	21,053
		187,672
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	525	10,038
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	100	2,993
CNO Financial Group, Inc.	950	17,223
Primerica, Inc.	350	45,696
		65,912
Insurance-Multi-line — 0.0%
Kemper Corp.	100	7,750
Insurance-Property/Casualty — 0.1%
First American Financial Corp.	200	11,664
Kinsale Capital Group, Inc.	325	33,039
		44,703
Insurance-Reinsurance — 0.1%
Essent Group, Ltd.	600	31,194
Global Indemnity, Ltd.	100	2,963
Third Point Reinsurance, Ltd.†	325	3,419
		37,576
Internet Application Software — 1.4%
Okta, Inc.†	5,670	654,148
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	800	52,648
Internet Content-Entertainment — 3.0%
Facebook, Inc., Class A†	1,928	395,722
Twitter, Inc.†	31,747	1,017,491
		1,413,213
Internet Content-Information/News — 2.2%
HealthStream, Inc.†	1,275	34,680
Spotify Technology SA†	6,458	965,794
Yelp, Inc.†	1,075	37,442
		1,037,916
Internet Security — 0.1%
Proofpoint, Inc.†	225	25,826
Investment Management/Advisor Services — 0.1%
Brightsphere Investment Group, Inc.	350	3,577
Stifel Financial Corp.	540	32,751
		36,328
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	850	35,700

3

Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	50	374
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	650	25,876
Kadant, Inc.	250	26,335
		52,211
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	650	50,050
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	450	9,230
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	10,600	104,039
Medical Instruments — 3.1%
AngioDynamics, Inc.†	1,675	26,817
Intuitive Surgical, Inc.†	2,393	1,414,622
NuVasive, Inc.†	775	59,938
		1,501,377
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	550	46,233
Personalis, Inc.†	400	4,360
		50,593
Medical Products — 0.4%
Integer Holdings Corp.†	1,375	110,591
Nevro Corp.†	400	47,016
Orthofix Medical, Inc.†	275	12,700
		170,307
Medical-Biomedical/Gene — 1.0%
10X Genomics, Inc., Class A†	150	11,438
ACADIA Pharmaceuticals, Inc.†	1,100	47,058
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
AMAG Pharmaceuticals, Inc.†	125	1,521
Amicus Therapeutics, Inc.†	2,000	19,480
Arena Pharmaceuticals, Inc.†	605	27,479
Atara Biotherapeutics, Inc.†	675	11,117
Biohaven Pharmaceutical Holding Co., Ltd.†	750	40,830
Bluebird Bio, Inc.†	100	8,775
Bridgebio Pharma, Inc.†	500	17,525
CytomX Therapeutics, Inc.†	675	5,609
Eiger BioPharmaceuticals, Inc.†	1,725	25,702
Forty Seven, Inc.†	1,275	50,197
Homology Medicines, Inc.†	425	8,798
Intercept Pharmaceuticals, Inc.†	400	49,568
Livongo Health, Inc.†	350	8,771
Menlo Therapeutics, Inc.†	550	2,552
Mersana Therapeutics, Inc.†	4,175	23,923
Myriad Genetics, Inc.†	350	9,531
Puma Biotechnology, Inc.†	475	4,156
REGENXBIO, Inc.†	725	29,703
resTORbio, Inc.†	325	484
Sangamo Therapeutics, Inc.†	400	3,348
Solid Biosciences, Inc.†	650	2,893
Synlogic, Inc.†	1,275	3,290
TCR2 Therapeutics, Inc.†	500	7,140
Viela Bio, Inc.†	650	17,647
Xencor, Inc.†	775	26,652
Y-mAbs Therapeutics, Inc.†	75	2,344
		468,697
Medical-Drugs — 2.6%
Aimmune Therapeutics, Inc.†	650	21,756
Alector, Inc.†	250	4,308
Athenex, Inc.†	1,600	24,432
Clovis Oncology, Inc.†	1,975	20,589
Eagle Pharmaceuticals, Inc.†	150	9,012
Global Blood Therapeutics, Inc.†	650	51,668
Gritstone Oncology, Inc.†	300	2,691
Horizon Therapeutics PLC†	1,650	59,730
Lannett Co., Inc.†	2,450	21,609
MyoKardia, Inc.†	700	51,019
Paratek Pharmaceuticals, Inc.†	8,900	35,867
Prestige Consumer Healthcare, Inc.†	1,050	42,525
Principia Biopharma, Inc.†	725	39,716
Protagonist Therapeutics, Inc.†	1,575	11,104
Reata Pharmaceuticals, Inc., Class A†	290	59,285
Seres Therapeutics, Inc.†	3,325	11,471
Sutro Biopharma, Inc.†	225	2,475
TG Therapeutics, Inc.†	1,400	15,540
UroGen Pharma, Ltd.†	875	29,199
Vanda Pharmaceuticals, Inc.†	1,025	16,820
Voyager Therapeutics, Inc.†	1,075	14,996
Zoetis, Inc.	5,278	698,543
		1,244,355
Medical-Generic Drugs — 0.1%
Arvinas, Inc.†	25	1,027
Endo International PLC†	4,925	23,099
		24,126
Medical-HMO — 0.2%
Magellan Health, Inc.†	1,075	84,119
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	1,700	4,930
Surgery Partners, Inc.†	775	12,132
Tenet Healthcare Corp†.	425	16,163
		33,225
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	75	12,519
Medical-Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†	1,150	4,600
Owens & Minor, Inc.	3,325	17,190
		21,790
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	125	2,423
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,375	57,997
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	75	8,317
Multimedia — 2.0%
Walt Disney Co.	6,532	944,723
Networking Products — 0.1%
Extreme Networks, Inc.†	4,050	29,848

4

NeoPhotonics Corp.†	1,425	12,569
		42,417
Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	4,120	374,055
Office Furnishings-Original — 0.0%
HNI Corp.	575	21,540
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,325	59,202
Oil Companies-Exploration & Production — 0.1%
Gulfport Energy Corp.†	4,950	15,048
W&T Offshore, Inc.†	7,175	39,893
		54,941
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	100	4,043
Delek US Holdings, Inc.	1,800	60,354
Murphy USA, Inc.†	350	40,950
		105,347
Oil-Field Services — 0.3%
FTS International, Inc.†	181	188
Matrix Service Co.†	2,100	48,048
MRC Global, Inc.†	2,000	27,280
NOW, Inc.†	6,200	69,688
		145,204
Paper & Related Products — 0.1%
Domtar Corp.	225	8,604
Verso Corp., Class A†	1,850	33,355
		41,959
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	3,900	109,512
Poultry — 0.1%
Sanderson Farms, Inc.	225	39,649
Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	1,025	103,105
Powell Industries, Inc.	500	24,495
		127,600
Printing-Commercial — 0.1%
Ennis, Inc.	1,650	35,722
Quad/Graphics, Inc.	2,225	10,391
		46,113
Publishing-Books — 0.0%
Gannett Co, Inc.	675	4,307
Houghton Mifflin Harcourt Co.†	325	2,031
		6,338
Real Estate Investment Trusts — 1.5%
Agree Realty Corp.	50	3,509
Alexander & Baldwin, Inc.	234	4,905
American Assets Trust, Inc.	1,525	69,997
Americold Realty Trust	1,175	41,195
Ashford Hospitality Trust, Inc.	2,125	5,929
Blackstone Mtg. Trust, Inc., Class A	1,425	53,038
Cherry Hill Mtg. Investment Corp.	250	3,648
CoreSite Realty Corp.	625	70,075
CubeSmart	375	11,805
DiamondRock Hospitality Co.	3,625	40,165
Easterly Government Properties, Inc.	375	8,899
EastGroup Properties, Inc.	200	26,534
Equity LifeStyle Properties, Inc.	275	19,357
First Industrial Realty Trust, Inc.	975	40,472
Four Corners Property Trust, Inc.	150	4,229
Front Yard Residential Corp.	225	2,777
GEO Group, Inc.	2,150	35,711
Getty Realty Corp.	425	13,970
Gladstone Commercial Corp.	575	12,569
Hersha Hospitality Trust	450	6,548
Highwoods Properties, Inc.	200	9,782
Invesco Mtg. Capital, Inc.	825	13,736
Ladder Capital Corp.	450	8,118
Lexington Realty Trust	1,950	20,709
Mack-Cali Realty Corp.	500	11,565
National Retail Properties, Inc.	75	4,022
Pebblebrook Hotel Trust	1,450	38,874
Physicians Realty Trust	825	15,625
Piedmont Office Realty Trust, Inc., Class A	1,375	30,580
PS Business Parks, Inc.	50	8,243
RLJ Lodging Trust	325	5,759
Saul Centers, Inc.	275	14,514
Sunstone Hotel Investors, Inc.	2,900	40,368
Taubman Centers, Inc.	100	3,109
Terreno Realty Corp.	125	6,768
Two Harbors Investment Corp.	1,238	18,100
UMH Properties, Inc.	200	3,146
Xenia Hotels & Resorts, Inc.	225	4,862
		733,212
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	3,550	61,379
Tailored Brands, Inc.†	1,175	4,865
		66,244
Retail-Appliances — 0.0%
Conn’s, Inc.†	250	3,098
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	3,950	16,867
Retail-Building Products — 0.0%
BMC Stock Holdings, Inc.†	675	19,366
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	75	9,590
Sally Beauty Holdings, Inc.†	100	1,825
		11,415
Retail-Office Supplies — 0.0%
Office Depot, Inc.	8,000	21,920
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	150	12,095
Retail-Restaurants — 1.4%
Bloomin’ Brands, Inc.	2,925	64,555
Brinker International, Inc.	2,075	87,150
Starbucks Corp.	5,798	509,760
		661,465

5

Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	1,300	36,452
Zumiez, Inc.†	1,325	45,765
		82,217
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	600	10,008
Trinseo SA	800	29,768
		39,776
Savings & Loans/Thrifts — 0.6%
BankFinancial Corp.	450	5,886
Brookline Bancorp, Inc.	1,200	19,752
Capitol Federal Financial, Inc.	100	1,373
First Defiance Financial Corp.	225	7,085
Flushing Financial Corp.	400	8,642
Investors Bancorp, Inc.	1,325	15,788
Meridian Bancorp, Inc.	2,900	58,261
Northfield Bancorp, Inc.	2,800	47,488
People’s United Financial, Inc.	648	10,951
Washington Federal, Inc.	2,500	91,625
		266,851
Schools — 0.1%
K12, Inc.†	2,825	57,489
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,025	84,470
Semiconductor Equipment — 0.1%
Veeco Instruments, Inc.†	1,750	25,699
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	7,188	27,889
Television — 0.1%
ION Media Networks, Inc.†(1)(2)	2	535
Nexstar Media Group, Inc., Class A	300	35,175
Sinclair Broadcast Group, Inc., Class A	1,025	34,174
		69,884
Textile-Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	828	384,696
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	700	14,490
La Jolla Pharmaceutical Co.†	650	2,555
Sarepta Therapeutics, Inc.†	175	22,582
		39,627
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	5,825	27,669
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	681
SEACOR Holdings, Inc.†	500	21,575
		22,256
Transport-Rail — 1.4%
Union Pacific Corp.	3,722	672,900
Transport-Services — 0.0%
Echo Global Logistics, Inc.†	1,000	20,700
Transport-Truck — 0.1%
ArcBest Corp.	1,550	42,780
Schneider National, Inc., Class B	275	6,000
		48,780
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	200	9,534
USANA Health Sciences, Inc.†	125	9,819
		19,353
Water — 0.2%
American States Water Co.	875	75,810
Web Hosting/Design — 2.0%
NIC, Inc.	450	10,058
Shopify, Inc., Class A†	2,335	928,349
		938,407
Web Portals/ISP — 1.5%
Alphabet, Inc., Class C†	524	700,598
Wireless Equipment — 0.1%
InterDigital, Inc.	475	25,883
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	1,975	58,875
Total Common Stocks (cost $30,061,544)		33,801,607
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.6%
Credit Suisse Group AG 6.25% due 12/18/2024*(3)	$250,000	271,937
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	6,000	1
Total Preferred Securities/Capital Securities (cost $259,968)		271,938
ASSET BACKED SECURITIES — 6.7%
Diversified Financial Services — 6.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.96% (1 ML+0.17%) due 01/25/2037(4)	4,034	3,970
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	14,852
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	41,844	41,941
Apidos CLO FRS Series 2015-21A, Class A1R 2.93% (3 ML+0.93%) due 07/18/2027*(15)	250,000	250,200

6

Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.37% (1 ML+1.58%) due 10/25/2034	1,778	1,803
BANK VRS Series 2018-BN14, Class XA 0.52% due 09/15/2060(5)(6)(7)	987,794	34,242
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	60,339	61,373
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	58,510	59,009
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	57,297	57,868
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	58,280	59,636
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.98% due 02/25/2036(4)(5)	19,634	18,654
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(6)(7)	99,442	3,356
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(6)(7)	124,326	4,250
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(4)(8)	41,116	41,220
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	1,417	1,419
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	1,425	1,427
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	57,250	57,474
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	21,156
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(8)	99,378	99,323
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	10,528	10,496
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	1,221	1,221
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	36,289
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	45,310
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	42,293	44,290
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	105,852
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	6,144	5,131
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(5)(6)(7)	306,160	10,130
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(6)	30,000	30,649
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.08% due 07/25/2047*	49,000	49,039
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,375	50,778
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70% due 02/16/2027	10,000	9,929
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	24,767
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.88% due 05/25/2035(4)(5)	16,673	16,680
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(6)	30,000	31,192
GS Mtg. Securities Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(6)	44,271	45,451
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	42,448
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.89% (1 ML+0.10%) due 03/25/2037	48,807	22,018
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.86% due 03/25/2047(4)(5)	3,913	3,433
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.96% due 01/25/2036(4)(5)	7,670	7,795
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	15,000	14,966

7

Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.33% (1 ML+0.54%) due 05/25/2035(4)	9,850	9,809
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048	39,000	41,251
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	25,000	26,550
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	63,913
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(6)	30,000	31,149
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(8)	88,325	89,176
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.22% due 12/25/2034(4)(5)	4,205	4,349
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	66,902	66,895
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	59,098	59,362
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(6)(7)	67,394	2,600
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(6)	42,000	43,730
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	8,101	5,931
MortgageIT Trust FRS Series 2005-4, Class A1 2.07% (1 ML+0.28%) due 10/25/2035(4)	19,886	19,897
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.54% (1 ML + 0.75%) due 01/25/2048*(4)	64,261	64,086
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.29% (1 ML+1.50%) due 06/25/2057*(4)	48,033	48,630
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	52,038	54,033
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	56,596	58,807
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	53,930	56,220
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	62,654	65,065
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.37% due 06/25/2036(4)(5)	23,167	20,279
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	6,035	6,118
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	59,659	59,845
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	81,142	81,129
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.89% (1 ML+0.10%) due 02/25/2037	8,541	5,475
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)	60,305	27,801
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.92% (1 ML+0.13%) due 05/25/2037	23,512	17,900
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.76% due 02/20/2047(4)(5)	18,260	17,027
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 2.89% (3 ML+0.92%) due 10/20/2027*(15)	270,000	269,820
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.04% (1 ML+0.25%) due 11/25/2036	50,000	46,959
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	51,821	52,174
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	64,021	64,399
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	70,338	70,763

8

Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(6)	45,000	45,709
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	31,774
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.56% due 10/25/2036(4)(5)	5,264	5,226
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	19,969
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	30,264
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	37,278
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	38,466
Total Asset Backed Securities (cost $3,169,491)		3,200,865
U.S. CORPORATE BONDS & NOTES — 6.0%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	15,000	15,352
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	11,000	12,907
		28,259
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	15,000	15,238
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	13,000	13,687
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	5,000	5,272
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	10,906
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	5,917
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,266
		57,286
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	5,000	5,654
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	11,851
		17,505
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	4,764
General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	5,050
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	5,179
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,543
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,731
		32,267
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,418
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	25,000	25,033
State Street Corp. Senior Notes 2.35% due 11/01/2025	15,000	15,066
		40,099
Banks-Super Regional — 0.3%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	10,018
KeyCorp Senior Notes 2.55% due 10/01/2029	10,000	9,779
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	20,000	20,074
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	10,010
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	56,135
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028(5)	25,000	26,577

9

Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	15,860
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,116
		154,569
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	15,510
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	11,696
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	40,000	50,337
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,070
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,464
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	10,000	10,125
		98,202
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,111
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	3,000	3,203
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	15,000	19,087
		24,401
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	10,000	10,512
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	10,900
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,110
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	5,000	5,272
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,442
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	5,840
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	8,678
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	10,159
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	10,000	10,914
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,602
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	5,000	5,719
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,795
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	5,961
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	5,000	6,516
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	32,000	32,907
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	20,448
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	11,478
		142,841
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,144
Chemicals-Diversified — 0.0%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,049

10

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	10,000	10,100
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	5,000	5,096
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	25,000	26,564
		31,660
Computer Services — 0.2%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,566
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	35,000	34,343
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,270
		39,613
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	5,605
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	10,000	10,356
		15,961
Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	20,000	20,134
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,293
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	36,610
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	10,000	10,978
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	49,573
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	15,000	15,047
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	10,166
Citigroup, Inc. FRS Senior Notes 3.00% (3 ML+1.10%) due 05/17/2024	30,000	30,398
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	10,529
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	25,000	27,370
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	16,420
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	10,000	11,435
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	25,451
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	16,093
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	5,434
Goldman Sachs Group, Inc. Senior Notes
4.22% due 05/01/2029	10,000	11,026
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	5,000	6,992
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	8,000	11,113
JPMorgan Chase & Co. FRS Senior Notes 3.17% (3 ML+1.23%) due 10/24/2023	10,000	10,170
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,552
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,178
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	15,944
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	16,161
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,811
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,299
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,163

11

Morgan Stanley Senior Notes 3.59% due 07/22/2028	25,000	26,583
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	15,934
Morgan Stanley Senior Notes 4.43% due 01/23/2030	10,000	11,311
		523,168
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	10,092
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	25,000	26,039
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	15,000	17,049
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	10,622
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	9,425
Sempra Energy Senior Notes 2.40% due 02/01/2020	10,000	10,001
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	12,440
Sempra Energy Senior Notes 3.80% due 02/01/2038	5,000	5,228
		47,716
Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,287
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	10,000	10,043
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	3,902
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	15,285
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	10,000	10,001
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	5,000	5,245
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,354
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,030
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	9,953
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	15,034
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,138
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	2,000	2,295
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	30,000	29,988
Georgia Power Co.
Senior Notes 4.30% due 03/15/2042	10,000	10,973
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,345
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	5,000	4,939
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,408
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	20,000	20,742
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	5,000	5,548
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,223
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	15,538
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	9,991
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,159
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,129
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,419

12

Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	5,000	5,084
		251,053
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	4,000	3,910
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	30,000	31,163
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	10,000	10,935
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	8,081
		50,179
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	20,000	20,141
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,594
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	8,000	9,040
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	15,910
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	87
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†	10,000	1
		89
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	46,184
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,385
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	9,720
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	15,000	15,070
		24,790
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,047
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,278
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,668
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,701
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	5,000	4,956
Willis North America, Inc.
Company Guar. Notes 3.60% due 05/15/2024	5,000	5,224
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	5,000	5,514
		47,388
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	5,000	5,252
Unum Group Senior Notes 4.50% due 12/15/2049	8,000	7,813
		13,065
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	2,901
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	15,225
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	15,000	15,273

13

AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	25,000	25,434
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	15,000	15,927
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	10,000	10,702
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,474
		88,810
Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	5,000	5,235
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	5,000	5,383
		10,618
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	5,081
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,952
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,133
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	10,000	10,293
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	5,000	5,412
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,374
		54,245
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	10,000	10,061
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	5,000	5,306
		15,367
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	8,000	8,280
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	10,000	10,477
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	5,000	5,355
		15,832
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.25% due 01/15/2030	4,000	4,149
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	5,000	5,317
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,908
Hess Corp. Senior Notes 7.13% due 03/15/2033	13,000	16,443
Hess Corp. Senior Notes 7.30% due 08/15/2031	5,000	6,373
Noble Energy, Inc. Senior Notes
5.05% due 11/15/2044	5,000	5,560
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	5,000	5,890
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	7,070
		56,710
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	2,000	2,158
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	35,000	38,776
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,586
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	11,850
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,932
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	6,988	8,146
		74,290
Pipelines — 0.3%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	5,000	5,323

14

Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	16,437
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	5,000	5,264
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	5,000	5,619
Energy Transfer Partners LP Company Guar. Notes 6.13% due 12/15/2045	5,000	5,799
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	5,000	4,716
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	10,000	9,829
MPLX LP Senior Notes 4.25% due 12/01/2027*	5,000	5,265
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	10,190
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,406
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	5,000	5,081
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	5,000	4,983
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	5,300
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	5,000	5,173
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	5,000	5,050
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	5,000	5,137
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	5,000	5,509
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	15,000	14,809
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	5,000	5,045
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,398
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,955
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	2,000	2,230
		142,518
Real Estate Investment Trusts — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,107
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	25,255
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,757
		62,119
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,713
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	20,000	21,130
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,101
		26,231
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	10,000	10,416
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	10,000	10,090
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	20,000	21,321
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	5,492
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	15,000	16,668
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	20,000	22,250
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	2,159
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	5,000	5,515

15

Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000		19,253
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	25,000		29,183
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000		12,072
			144,003
Television — 0.1%
CBS Corp. Senior Notes 3.70% due 06/01/2028	5,000		5,243
CBS Corp. Senior Notes 4.20% due 06/01/2029	5,000		5,449
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	10,000		10,651
			21,343
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000		4,616
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	5,000		5,436
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	30,000		33,440
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	3,000		3,637
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	15,000		15,074
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	5,000		5,058
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	15,000		15,190
			82,451
Transport-Rail — 0.1%
CSX Corp. Senior Notes 2.40% due 02/15/2030	10,000		9,785
CSX Corp. Senior Notes 3.25% due 06/01/2027	10,000		10,520
CSX Corp. Senior Notes 4.30% due 03/01/2048	5,000		5,680
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000		4,967
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	15,000		17,199
			48,151
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000		5,664
Total U.S. Corporate Bonds & Notes (cost $2,709,526)			2,871,189
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks-Commercial — 0.0%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024	10,000		10,154
Banks-Special Purpose — 0.1%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	45,000	32,099
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes
4.25% due 09/17/2050	5,000		5,219
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000		4,796
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000		51,858
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000		10,853
			62,711
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000		10,863
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000		20,114
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000		16,650
			36,764
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000		5,624

16

Oil Companies-Exploration & Production — 0.0%
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	10,000		10,241
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	11,000		11,021
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*	20,000		21,327
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	3,671
			36,019
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	5,000		5,703
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		5,713
			11,416
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	15,000		16,360
SupraNational Banks — 0.5%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	95,000	66,492
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	85,000	64,509
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	85,000	63,628
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	45,000	33,657
			228,286
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	35,000		48,991
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000		5,790
Total Foreign Corporate Bonds & Notes (cost $538,039)			525,333
MUNICIPAL BONDS & NOTES — 0.2%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000		5,431
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000		11,153
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000		12,118
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000		43,676
State of California General Obligation Bonds 7.55% due 04/01/2039	10,000		16,040
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	17,455		18,216
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000		5,327
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000		10,276
Total Municipal Bonds & Notes (cost $116,553)			122,237
U.S. GOVERNMENT AGENCIES — 13.6%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	2,430		2,469
2.50% due 04/01/2028	6,711		6,818
3.00% due 06/01/2049	189,616		192,678
3.00% due 01/01/2050	200,000		203,018
3.50% due 03/01/2042	2,428		2,561
3.50% due 09/01/2043	19,195		20,153
3.50% due 08/01/2048	101,218		104,143
4.00% due 09/01/2040	3,339		3,583
4.50% due 01/01/2039	408		442
5.00% due 07/01/2021	1,896		1,959
5.50% due 07/01/2034	2,886		3,237
6.50% due 05/01/2029	390		434
7.50% due 08/01/2023	26		26
7.50% due 04/01/2028	391		441
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	513		530
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	25,000		25,215
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(5)(6)(7)	99,950		5,188
Series K064, Class X1 0.61% due 03/25/2027(5)(6)(7)	123,696		4,745

17

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	40,000	42,442
Federal Home Loan Mtg. Corp., SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	4,927	5,168
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2018-DNA3, Class M1 2.54% (1 ML+0.75%) due 09/25/2048*(4)	13,510	13,516
Series 2018-HRP1, Class M2 3.44% (1 ML+1.65%) due 04/25/2043*(4)	6,125	6,145
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(4)	12,259	12,173
Series 3964, Class MD 2.00% due 01/15/2041(4)	467	466
Series 3883, Class PB 3.00% due 05/15/2041(4)	6,345	6,527
Series 1577, Class PK 6.50% due 09/15/2023(4)	484	508
Series 1226, Class Z 7.75% due 03/15/2022(4)	100	105
		664,690
Federal National Mtg. Assoc. — 2.9%
Federal National Mtg. Assoc.
2.50% due 02/01/2043	60,360	60,069
2.97% due 06/01/2030	40,000	41,576
3.00% due 01/01/2028	5,318	5,458
3.50% due 08/01/2026	5,524	5,722
3.50% due 09/01/2026	5,932	6,168
3.50% due 10/01/2028	7,763	8,073
3.50% due 11/01/2047	177,602	184,415
3.50% due 03/01/2048	84,427	87,681
4.00% due 11/01/2025	903	942
4.00% due 09/01/2040	3,253	3,490
4.00% due 11/01/2040	1,109	1,190
4.00% due 12/01/2040	12,586	13,320
4.00% due 10/01/2041	5,208	5,587
4.00% due 11/01/2041	4,921	5,276
4.00% due 01/01/2042	4,336	4,643
4.00% due 12/01/2043	13,092	14,164
4.00% due 02/01/2049	272,339	283,906
Federal National Mtg. Assoc.
4.50% due 11/01/2022	963	994
4.50% due 01/01/2039	1,218	1,321
4.50% due 06/01/2039	16,966	18,219
4.50% due 09/01/2039	2,747	2,981
4.50% due 09/01/2040	5,061	5,413
4.50% due 05/01/2041	1,974	2,142
5.00% due 05/01/2035	490	540
5.00% due 06/01/2040	19,104	21,042
5.00% due 07/01/2040	4,555	5,024
5.50% due 11/01/2020	309	310
5.50% due 04/01/2021	7,495	7,573
5.50% due 12/01/2029	707	762
5.50% due 06/01/2035	47,712	53,467
5.50% due 08/01/2037	8,250	9,264
5.50% due 06/01/2038	3,731	4,189
6.00% due 12/01/2033	3,582	4,106
6.00% due 05/01/2034	250	286
6.00% due 06/01/2040	90	103
6.50% due 10/01/2037	90	101
7.00% due 06/01/2037	3,053	3,585
Federal National Mtg. Assoc. FRS
4.07% (12 ML+1.82%) due 10/01/2040	846	891
4.28% (12 ML+1.57%) due 05/01/2037	856	893
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.34% (1 ML+3.55%) due 07/25/2029(4)	10,000	10,583
Series 2016-C07, Class 2M2 6.14% (1 ML+4.35%) due 05/25/2029(4)	16,895	17,810
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-HRP1, Class M2 3.94% (1 ML+2.15%)
due 11/25/2039*(4)	9,655	9,698
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(4)	13,298	13,045
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	22,384	22,479
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	12,593	12,499
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	4,019	4,005
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	5,387	5,348
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	10,959	10,853
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	10,824	10,915
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	9,430	9,496
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	28,384	28,485
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	16,540	16,589

18

Series 2015-48, Class QB 3.00% due 02/25/2043(4)	14,585	14,880
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	3,121	3,209
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	8,734	8,922
Series 2017-72, Class B 3.00% due 09/25/2047(4)	13,328	13,609
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	15,486	15,770
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	20,960	21,503
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	15,062	15,406
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	6,848	7,134
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	18,083	18,859
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	14,635	14,943
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	17,297	17,850
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	13,098	13,586
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	16,225	16,689
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	12,114	12,674
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	17,617	18,140
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	9,555	9,833
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	11,992	12,508
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	22,241	22,965
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	7,298	7,643
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	17,442	18,262
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	12,443	12,998
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	16,183	16,921
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	15,196	15,956
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	12,669	13,136
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.33% due 06/25/2034(5)(6)(7)	139,913	17,589
		1,407,676
Government National Mtg. Assoc. — 3.7%
3.00% due January 30 TBA	950,000	976,014
3.50% due January 30 TBA	400,000	412,234
4.00% due 09/15/2041	140,489	147,427
4.00% due 07/20/2049	98,568	102,145
4.50% due 06/15/2041	39,838	43,340
6.00% due 11/15/2031	16,013	17,630
7.00% due 05/15/2033	4,159	4,773
9.00% due 11/15/2021	27	27
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(4)	19,224	18,975
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	12,371	12,266
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	16,287	16,234
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	75	85
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,245	1,436
		1,752,586
Uniform Mtg. Backed Securities — 5.6%
Uniform Mtg. Backed Securities
2.50% due January 15 TBA	210,000	211,920
3.00% due January 15 TBA	295,000	302,340
3.00% due January 30 TBA	1,135,000	1,151,138
3.50% due January 30 TBA	150,000	154,307
4.00% due January 30 TBA	395,000	410,831
4.50% due January 30 TBA	320,000	336,912
5.00% due January 30 TBA	100,000	106,906
		2,674,354
Total U.S. Government Agencies (cost $6,446,607)		6,499,306
U.S. GOVERNMENT TREASURIES — 4.7%
United States Treasury Bonds — 2.6%
United States Treasury Bonds
1.00% due 02/15/2049TIPS(9)	20,452	22,725
2.88% due 08/15/2045(10)(11)	106,000	116,144
2.88% due 11/15/2046	93,000	102,264
3.00% due 05/15/2045	16,000	17,903
3.00% due 11/15/2045	101,000	113,254
3.00% due 02/15/2048	185,000	208,501
3.13% due 02/15/2043	15,000	17,047
3.13% due 08/15/2044	415,000	473,116
3.63% due 08/15/2043	65,000	79,874
3.75% due 11/15/2043	55,000	68,920
		1,219,748
United States Treasury Notes — 2.1%
United States Treasury Notes
0.25% due 07/15/2029TIPS(9)	65,389	66,024
0.38% due 07/15/2027TIPS(9)	163,052	166,318
0.63% due 01/15/2026TIPS(9)	97,467	100,454
0.88% due 01/15/2029TIPS(9)	66,242	70,342
2.38% due 05/15/2029	210,000	218,425
2.63% due 02/15/2029	140,000	148,477

19

3.13% due 11/15/2028	223,000		245,361
			1,015,401
Total U.S. Government Treasuries (cost $2,131,518)			2,235,149

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	8,000	11,066
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	25,000	34,581
Government of Romania Senior Notes 6.13% due 01/22/2044	8,000		10,353
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	6,000		6,323
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	300,000	21,011
Total Foreign Government Obligations (cost $77,719)			83,334
OPTIONS - PURCHASED†(12) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $1,879)	75,000		2,544
Total Long-Term Investment Securities (cost $45,512,844)			49,613,502
SHORT-TERM INVESTMENT SECURITIES — 3.9%
Foreign Government Obligations — 0.5%
Government of Japan Disc. Notes (0.19%) due 02/10/2020	JPY	25,000,000	230,127
Registered Investment Companies — 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class 1.52%(13)	1,659,709		1,659,709
Total Short-Term Investment Securities (cost $1,890,859)			1,889,836
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(14)	80,000		80,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	75,000		75,000
BNP Paribas SA Joint Repurchase Agreement(14)	75,000		75,000
Deutsche Bank AG Joint Repurchase Agreement(14)	105,000		105,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	80,000		80,000
Total Repurchase Agreements (cost $415,000)			415,000
TOTAL INVESTMENTS (cost $47,818,703)	108.5%		51,918,338
Liabilities in excess of other assets	(8.5)		(4,055,881)
NET ASSETS	100.0%		$47,862,457

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $3,244,647 representing 6.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

Restricted Table

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$535	$267.52	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2019.
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2020	Bank of America, N.A.	November 2030	1.70%	$75	$1,879	$2,544	$665

BBA — British Bankers’ Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(13)	The rate shown is the 7-day yield as of December 31, 2019.
(14)	See Note 2 for details of Joint Repurchase Agreements.

20

(15)	Collateralized Loan Obligation
(16)	Denominated in United States dollars unless otherwise indicated.
ARS	— Argentine Peso
AUD	— Australian Dollar
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
CVR	— Contingent Value Rights
EGP	— Egyptian Pound
EUR	— Euro Currency
JPY	— Japanese Yen
NZD	— New Zealand Dollar
SCRT	— Seasoned Credit Risk Transfer Trust
REMIC	— Real Estate Mortgage Investment Conduit
TBA

—  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

21

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
2	Long	E-Mini Russell 2000 Index	March 2020	$166,029	$167,060	$1,031
1	Long	U.S. Treasury 10 Year Notes	March 2020	128,391	128,422	31
2	Short	U.S. Treasury 10 Year Ultra Bonds	March 2020	284,859	281,406	3,453
8	Short	U.S. Treasury 5 Year Notes	March 2020	952,398	948,875	3,523
						$8,038

						Unrealized
						(Depreciation)
3	Long	U.S. Treasury 2 Year Notes	March 2020	$646,734	$646,500	$(234)
Net Unrealized Appreciation (Depreciation)						$7,804

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

22

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	43,000	USD	48,003	03/18/2020	$—	$(458)
HSBC Bank USA	NZD	101,000	USD	66,433	01/31/2020	—	(1,585)
JPMorgan Chase Bank	JPY	25,000,000	USD	232,902	02/10/2020	2,387	—
Morgan Stanley & Co., Inc.	CAD	45,000	USD	34,190	01/31/2020	—	(469)
State Street Bank and Trust Co.	AUD	137,000	USD	94,008	01/31/2020	—	(2,200)
State Street Bank and Trust Co.	CAD	85,000	USD	65,175	01/31/2020	—	(292)
						—	(2,492)
Net Unrealized Appreciation (Depreciation)						$2,387	$(5,004)

AUD —Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

23

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(320)
USD	130	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,721)	(16,024)
USD	40	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	611
USD	20	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	314
USD	70	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.73%/Semi-annually	—	1,030
USD	35	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.76%/Semi-annually	—	395
USD	32	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	348
USD	35	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	378
USD	30	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	336
					$(2,721)	$(12,932)

BBA — British Bankers’ Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$467,531	$—	$1,166	$468,697
Television	69,349	—	535	69,884
Other Industries	33,263,026	—	—	33,263,026
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	271,937	—	271,937
Asset Backed Securities	—	3,200,865	—	3,200,865
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	87	2	89
Other Industries	—	2,871,100	—	2,871,100
Foreign Corporate Bonds & Notes	—	525,333	—	525,333
Municipal Bond & Notes	—	122,237	—	122,237
U.S. Government Agencies	—	6,499,306	—	6,499,306
U.S. Government Treasuries	—	2,235,149	—	2,235,149
Foreign Government Obligations	—	83,334	—	83,334
Options - Purchased	—	2,544	—	2,544
Short-Term Investment Securities:
Foreign Government Obligations	—	230,127	—	230,127
Registered Investment Companies	1,659,709	—	—	1,659,709
Repurchase Agreements	—	415,000	—	415,000
Total Investments at Value	$35,459,615	$16,457,019	$1,704	$51,918,338

Other Financial Instruments:†
Futures Contracts	$8,038	$—	$—	$8,038
Forward Foreign Currency Contracts	—	2,387	—	2,387
Centrally Cleared Interest Rate Swap Contracts	—	3,412	—	3,412
Total Other Financial Instruments	$8,038	$5,799	$—	$13,837

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$234	$—	$—	$234
Forward Foreign Currency Contracts	—	5,004	—	5,004
Centrally Cleared Interest Rate Swap Contracts	—	16,344	—	16,344
Total Other Financial Instruments	$234	$21,348	$—	$21,582

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2019 (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 56.4%
Aerospace/Defense-Equipment — 0.6%
HEICO Corp., Class A	4,749	$425,178
Moog, Inc., Class A	275	23,466
		448,644
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	900	151,974
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	350	6,685
Applications Software — 2.9%
Brightcove, Inc.†	3,050	26,505
Cloudflare, Inc., Class A†	300	5,118
Intuit, Inc.	1,873	490,595
ServiceNow, Inc.†	6,288	1,775,228
		2,297,446
Audio/Video Products — 0.2%
Sonos, Inc.†	7,625	119,102
Auto-Truck Trailers — 0.2%
Wabash National Corp.	10,475	153,878
Auto/Truck Parts & Equipment-Original — 0.1%
Gentherm, Inc.†	1,550	68,804
Meritor, Inc.†	1,475	38,630
Telenav, Inc.†	1,375	6,683
		114,117
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,975	108,625
Banks-Commercial — 1.4%
1st Source Corp.	435	22,568
Atlantic Union Bankshares Corp.	359	13,480
BancFirst Corp.	1,350	84,294
BancorpSouth Bank	1,825	57,323
Banner Corp.	1,425	80,641
Cadence BanCorp	100	1,813
Cathay General Bancorp	725	27,586
Central Pacific Financial Corp.	2,225	65,816
Central Valley Community Bancorp	175	3,792
Columbia Banking System, Inc.	1,775	72,216
CVB Financial Corp.	2,950	63,661
Enterprise Financial Services Corp.	425	20,489
First Commonwealth Financial Corp.	2,975	43,167
First Community Bankshares, Inc.	200	6,204
First Hawaiian, Inc.	650	18,753
First Interstate BancSystem, Inc., Class A	450	18,864
Great Western Bancorp, Inc.	225	7,817
Hope Bancorp, Inc.	1,458	21,666
IBERIABANK Corp.	250	18,708
Independent Bank Corp./Massachusetts	100	8,325
Independent Bank Corp./Michigan	850	19,253
PacWest Bancorp	475	18,178
Simmons First National Corp., Class A	855	22,905
South State Corp.	100	8,675
TCF Financial Corp.	928	43,430
Trustmark Corp.	4,475	154,432
UMB Financial Corp.	450	30,888
United Bankshares, Inc.	1,300	50,258
Webster Financial Corp.	425	22,678
West Bancorporation, Inc.	300	7,689
Westamerica Bancorporation	1,650	111,820
		1,147,389
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	155	5,459
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,850	27,473
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	3,275	83,218
Louisiana-Pacific Corp.	1,275	37,829
		121,047
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	925	46,111
EMCOR Group, Inc.	2,200	189,860
MYR Group, Inc.†	875	28,516
		264,487
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,075	75,592
Building Products-Doors & Windows — 0.1%
Masonite International Corp. †	850	61,379
Building Products-Wood — 0.0%
Boise Cascade Co.	800	29,224
Building-Heavy Construction — 0.2%
MasTec, Inc.†	1,700	109,072
Sterling Construction Co., Inc.†	1,350	19,008
		128,080
Building-Maintenance & Services — 0.6%
ABM Industries, Inc.	450	16,969
Rollins, Inc.	13,872	459,996
		476,965
Building-Residential/Commercial — 0.4%
KB Home	4,600	157,642
TRI Pointe Group, Inc.†	11,000	171,380
		329,022
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	3,750	27,825
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,200	35,928
Chemicals-Plastics — 0.0%
PolyOne Corp.	350	12,877
Chemicals-Specialty — 2.1%
Ecolab, Inc.	8,386	1,618,414
Minerals Technologies, Inc.	875	50,426
Stepan Co.	150	15,366
		1,684,206
Circuit Boards — 0.1%
TTM Technologies, Inc.†	2,725	41,011
Coal — 0.1%
Arch Coal, Inc., Class A	550	39,457
Peabody Energy Corp.	525	4,788
Warrior Met Coal, Inc.	2,325	49,127
		93,372
Commercial Services — 0.0%
Harsco Corp.†	625	14,381

1

Medifast, Inc.	100	10,958
		25,339
Commercial Services-Finance — 1.3%
Adyen NV†*	613	502,637
Euronet Worldwide, Inc.†	150	23,634
Green Dot Corp., Class A†	375	8,737
S&P Global, Inc.	1,875	511,969
		1,046,977
Communications Software — 0.1%
Avaya Holdings Corp.†	3,625	48,938
Computer Aided Design — 0.7%
Autodesk, Inc.†	2,919	535,520
Computer Data Security — 0.1%
Qualys, Inc.†	625	52,106
Computer Services — 0.1%
CACI International, Inc., Class A†	225	56,248
Insight Enterprises, Inc.†	425	29,873
Unisys Corp.†	325	3,854
		89,975
Computer Software — 0.7%
Box, Inc., Class A†	2,475	41,530
Dynatrace, Inc.†	1,900	48,070
j2 Global, Inc.	625	58,569
TiVo Corp.†	12,250	103,880
Twilio, Inc., Class A†	3,214	315,872
		567,921
Consulting Services — 1.8%
Gartner, Inc.†	5,032	775,431
Huron Consulting Group, Inc.†	1,775	121,978
Verisk Analytics, Inc.	3,419	510,594
		1,408,003
Consumer Products-Misc. — 0.0%
Quanex Building Products Corp.	225	3,843
Containers-Metal/Glass — 0.6%
Ball Corp.	7,476	483,473
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	975	16,234
Cosmetics & Toiletries — 0.7%
Edgewell Personal Care Co.†	400	12,384
Estee Lauder Cos., Inc., Class A	2,455	507,056
		519,440
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	3,862	477,111
CommVault Systems, Inc.†	3,475	155,124
		632,235
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	2,500	51,200
Diagnostic Equipment — 0.7%
Adaptive Biotechnologies Corp.†	500	14,960
Danaher Corp.	3,556	545,775
		560,735
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.†	1,850	18,075
Distribution/Wholesale — 0.8%
Copart, Inc.†	5,872	534,000
Core-Mark Holding Co., Inc.	775	21,072
Fossil Group, Inc.†	3,525	27,777
Titan Machinery, Inc.†	800	11,824
Veritiv Corp.†	600	11,802
		606,475
Diversified Manufacturing Operations — 0.1%
Actuant Corp., Class A	125	3,254
EnPro Industries, Inc.	425	28,424
Fabrinet †	825	53,493
		85,171
E-Commerce/Products — 2.8%
Amazon.com, Inc.†	1,224	2,261,756
Etsy, Inc.†	200	8,860
		2,270,616
E-Commerce/Services — 1.1%
Groupon, Inc.†	4,325	10,337
MercadoLibre, Inc.†	1,358	776,694
Stamps.com, Inc. †	800	66,816
		853,847
E-Services/Consulting — 0.2%
Perficient, Inc.†	2,800	128,996
Electric Products-Misc. — 0.0%
Graham Corp.	300	6,564
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,250	20,768
Electric-Generation — 0.1%
Atlantic Power Corp.†	20,675	48,173
Electric-Integrated — 0.2%
Black Hills Corp.	675	53,015
IDACORP, Inc.	125	13,350
PNM Resources, Inc.	625	31,694
Portland General Electric Co.	1,450	80,895
		178,954
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	1,250	42,950
OSI Systems, Inc.†	925	93,184
		136,134
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	7,800	101,400
Rambus, Inc.†	10,200	140,505
Synaptics, Inc.†	1,300	85,501
Xperi Corp.	3,125	57,812
		385,218
Electronic Measurement Instruments — 0.7%
Roper Technologies, Inc.	1,372	486,004
Stoneridge, Inc.†	2,775	81,363
		567,367
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	225	32,310

2

Energy-Alternate Sources — 0.1%
FutureFuel Corp.	2,350	29,116
Renewable Energy Group, Inc.†	725	19,539
REX American Resources Corp.†	775	63,519
		112,174
Engineering/R&D Services — 0.0%
KBR, Inc.	675	20,588
VSE Corp.	175	6,657
		27,245
Enterprise Software/Service — 5.2%
ACI Worldwide, Inc.†	4,250	161,011
Atlassian Corp. PLC, Class A†	3,879	466,799
Coupa Software, Inc.†	5,676	830,115
Donnelley Financial Solutions, Inc.†	975	10,208
Evolent Health, Inc., Class A†	5,600	50,680
Manhattan Associates, Inc.†	350	27,913
MicroStrategy, Inc., Class A†	150	21,395
Veeva Systems, Inc., Class A†	8,225	1,156,928
Workday, Inc., Class A†	8,909	1,465,085
		4,190,134
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	33,175
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	100	5,824
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A†	600	9,450
Houlihan Lokey, Inc.	1,200	58,644
Moelis & Co., Class A	325	10,374
		78,468
Finance-Other Services — 1.2%
CME Group, Inc.	2,321	465,871
Deluxe Corp.	875	43,680
Intercontinental Exchange, Inc.	5,084	470,524
		980,075
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	500	4,650
MGIC Investment Corp.	3,400	48,178
NMI Holdings, Inc., Class A†	450	14,931
Radian Group, Inc.	850	21,386
		89,145
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	7,138
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	350	11,358
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	625	26,181
Gas-Distribution — 0.1%
New Jersey Resources Corp.	300	13,371
Northwest Natural Holding Co.	225	16,589
ONE Gas, Inc.	300	28,071
Southwest Gas Holdings, Inc.	425	32,287
		90,318
Home Furnishings — 0.1%
Sleep Number Corp.†	1,800	88,632
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	1,500	5,595
Human Resources — 0.4%
Barrett Business Services, Inc.	1,400	126,644
Cross Country Healthcare, Inc.†	3,375	39,218
Heidrick & Struggles International, Inc.	200	6,500
Kforce, Inc.	1,175	46,647
Korn Ferry	800	33,920
TrueBlue, Inc.†	1,350	32,481
		285,410
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	800	15,296
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	150	4,490
CNO Financial Group, Inc.	1,450	26,288
Primerica, Inc.	525	68,544
		99,322
Insurance-Multi-line — 0.0%
Kemper Corp.	150	11,625
Insurance-Property/Casualty — 0.1%
First American Financial Corp.	275	16,038
Kinsale Capital Group, Inc.	475	48,289
		64,327
Insurance-Reinsurance — 0.1%
Essent Group, Ltd.	900	46,791
Global Indemnity, Ltd.	175	5,185
Third Point Reinsurance, Ltd.†	500	5,260
		57,236
Internet Application Software — 1.0%
Okta, Inc.†	7,125	822,011
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	1,200	78,972
Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	2,436	499,989
Twitter, Inc.†	40,114	1,285,654
		1,785,643
Internet Content-Information/News — 1.7%
HealthStream, Inc.	1,925	52,360
Spotify Technology SA†	8,152	1,219,132
Yelp, Inc.†	1,650	57,469
		1,328,961
Internet Security — 0.1%
Proofpoint, Inc.†	325	37,304
Investment Management/Advisor Services — 0.1%
Brightsphere Investment Group, Inc.	525	5,366
Stifel Financial Corp.	800	48,520
		53,886
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,275	53,550

3

Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	100	747
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	975	38,815
Kadant, Inc.	375	39,502
		78,317
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	975	75,075
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	675	13,844
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.	16,000	157,040
Medical Instruments — 2.4%
AngioDynamics, Inc.†	2,525	40,425
Intuitive Surgical, Inc.†	3,023	1,787,047
NuVasive, Inc.†	1,150	88,941
		1,916,413
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	825	69,349
Personalis, Inc.†	600	6,540
		75,889
Medical Products — 0.3%
Integer Holdings Corp.†	2,075	166,892
Nevro Corp.†	625	73,463
Orthofix Medical, Inc.†	400	18,472
		258,827
Medical-Biomedical/Gene — 0.9%
10X Genomics, Inc., Class A†	200	15,250
ACADIA Pharmaceuticals, Inc.†	1,650	70,587
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
AMAG Pharmaceuticals, Inc.†	200	2,434
Amicus Therapeutics, Inc.†	3,050	29,707
Arena Pharmaceuticals, Inc.†	920	41,786
Atara Biotherapeutics, Inc.†	1,025	16,882
Biohaven Pharmaceutical Holding Co., Ltd.†	1,125	61,245
Bluebird Bio, Inc.†	150	13,162
Bridgebio Pharma, Inc.†	750	26,287
CytomX Therapeutics, Inc.†	1,025	8,518
Eiger BioPharmaceuticals, Inc.†	2,600	38,740
Forty Seven, Inc.†	1,925	75,787
Homology Medicines, Inc.†	625	12,938
Intercept Pharmaceuticals, Inc.†	600	74,352
Livongo Health, Inc.†	550	13,783
Menlo Therapeutics, Inc.†	825	3,828
Mersana Therapeutics, Inc.†	6,332	36,282
Myriad Genetics, Inc.†	525	14,296
Puma Biotechnology, Inc.†	700	6,125
REGENXBIO, Inc.†	1,100	45,067
resTORbio, Inc.†	575	857
Sangamo Therapeutics, Inc.†	600	5,022
Solid Biosciences, Inc.†	950	4,228
Synlogic, Inc.†	1,975	5,096
TCR2 Therapeutics, Inc.†	775	11,067
Viela Bio, Inc.†	975	26,471
Xencor, Inc.†	1,175	40,408
Y-mAbs Therapeutics, Inc.†	100	3,125
		705,090
Medical-Drugs — 2.2%
Aimmune Therapeutics, Inc.†	1,000	33,470
Alector, Inc.†	375	6,461
Athenex, Inc.†	2,425	37,030
Clovis Oncology, Inc.†	3,000	31,275
Eagle Pharmaceuticals, Inc.†	250	15,020
Global Blood Therapeutics, Inc.†	1,000	79,490
Gritstone Oncology, Inc.†	450	4,037
Horizon Therapeutics PLC†	2,500	90,500
Lannett Co., Inc.†	3,700	32,634
MyoKardia, Inc.†	1,075	78,351
Paratek Pharmaceuticals, Inc. †	13,475	54,304
Prestige Consumer Healthcare, Inc.†	1,600	64,800
Principia Biopharma, Inc.†	1,125	61,627
Protagonist Therapeutics, Inc.†	2,400	16,920
Reata Pharmaceuticals, Inc., Class A†	445	90,971
Seres Therapeutics, Inc.†	5,050	17,423
Sutro Biopharma, Inc.†	350	3,850
TG Therapeutics, Inc.†	2,150	23,865
UroGen Pharma, Ltd.†	1,300	43,381
Vanda Pharmaceuticals, Inc.†	1,550	25,435
Voyager Therapeutics, Inc.†	1,650	23,018
Zoetis, Inc.	6,705	887,407
		1,721,269
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	1,027
Endo International PLC†	7,450	34,941
		35,968
Medical-HMO — 0.2%
Magellan Health, Inc.†	1,625	127,156
Medical-Hospitals — 0.1%
Community Health Systems, Inc. †	2,600	7,540
Surgery Partners, Inc.†	1,175	18,395
Tenet Healthcare Corp. †	650	24,719
		50,654
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	125	20,865
Medical-Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†	1,775	7,100
Owens & Minor, Inc.	5,050	26,109
		33,209
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	200	3,876
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	2,100	88,578
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	100	11,089
Multimedia — 1.5%
Walt Disney Co.	8,369	1,210,408
Networking Products — 0.1%
Extreme Networks, Inc.†	6,100	44,957

4

NeoPhotonics Corp.†	2,175	19,184
		64,141
Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	5,215	473,470
Office Furnishings-Original — 0.0%
HNI Corp.	875	32,778
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	9,550	89,388
Oil Companies-Exploration & Production — 0.1%
Gulfport Energy Corp.†	7,500	22,800
W&T Offshore, Inc.†	10,850	60,326
		83,126
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	150	6,065
Delek US Holdings, Inc.	2,725	91,369
Murphy USA, Inc.†	550	64,350
		161,784
Oil-Field Services — 0.3%
FTS International, Inc.†	204	212
Matrix Service Co.†	3,175	72,644
MRC Global, Inc.†	3,000	40,920
NOW, Inc.†	9,350	105,094
		218,870
Paper & Related Products — 0.1%
Domtar Corp.	350	13,384
Verso Corp., Class A†	2,800	50,484
		63,868
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	5,875	164,970
Poultry — 0.1%
Sanderson Farms, Inc.	325	57,272
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc. †	1,550	155,914
Powell Industries, Inc.	750	36,743
		192,657
Printing-Commercial — 0.1%
Ennis, Inc.	2,500	54,125
Quad/Graphics, Inc.	3,400	15,878
		70,003
Publishing-Books — 0.0%
Gannett Co, Inc. †	1,050	6,699
Houghton Mifflin Harcourt Co.†	500	3,125
		9,824
Real Estate Investment Trusts — 1.4%
Agree Realty Corp.	100	7,017
Alexander & Baldwin, Inc.	376	7,881
American Assets Trust, Inc.	2,300	105,570
Americold Realty Trust	1,800	63,108
Ashford Hospitality Trust, Inc.	3,250	9,067
Blackstone Mtg. Trust, Inc., Class A	2,150	80,023
Cherry Hill Mtg. Investment Corp.	163	2,378
CoreSite Realty Corp.	925	103,711
CubeSmart	575	18,101
DiamondRock Hospitality Co.	5,475	60,663
Easterly Government Properties, Inc.	575	13,645
EastGroup Properties, Inc.	300	39,801
Equity LifeStyle Properties, Inc.	425	29,916
First Industrial Realty Trust, Inc.	1,500	62,265
Four Corners Property Trust, Inc.	250	7,048
Front Yard Residential Corp.	350	4,319
GEO Group, Inc.	3,275	54,398
Getty Realty Corp.	625	20,544
Gladstone Commercial Corp.	875	19,127
Hersha Hospitality Trust	675	9,821
Highwoods Properties, Inc.	325	15,896
Invesco Mtg. Capital, Inc.	1,275	21,229
Ladder Capital Corp.	675	12,177
Lexington Realty Trust	2,950	31,329
Mack-Cali Realty Corp.	750	17,347
National Retail Properties, Inc.	100	5,362
Pebblebrook Hotel Trust	2,200	58,982
Physicians Realty Trust	1,250	23,675
Piedmont Office Realty Trust, Inc., Class A	2,075	46,148
PS Business Parks, Inc.	75	12,365
RLJ Lodging Trust	475	8,417
Saul Centers, Inc.	425	22,431
Sunstone Hotel Investors, Inc.	4,375	60,900
Taubman Centers, Inc.	150	4,664
Terreno Realty Corp.	175	9,474
Two Harbors Investment Corp.	1,879	27,471
UMH Properties, Inc.	300	4,719
Xenia Hotels & Resorts, Inc.	350	7,564
		1,108,553
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	5,525	95,527
Tailored Brands, Inc.	1,800	7,452
		102,979
Retail-Appliances — 0.0%
Conn’s, Inc.†	375	4,646
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	6,000	25,620
Retail-Building Products — 0.0%
BMC Stock Holdings, Inc.†	1,025	29,407
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	100	12,786
Sally Beauty Holdings, Inc.†	200	3,650
		16,436
Retail-Office Supplies — 0.0%
Office Depot, Inc.	12,100	33,154
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	250	20,158
Retail-Restaurants — 1.1%
Bloomin’ Brands, Inc.	4,450	98,211
Brinker International, Inc.	3,125	131,250
Starbucks Corp.	7,339	645,245
		874,706

5

Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	1,950	54,678
Zumiez, Inc.†	2,000	69,080
		123,758
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	900	15,012
Trinseo SA	1,225	45,582
		60,594
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	700	9,156
Brookline Bancorp, Inc.	1,825	30,039
Capitol Federal Financial, Inc.	150	2,060
First Defiance Financial Corp.	325	10,234
Flushing Financial Corp.	600	12,963
Investors Bancorp, Inc.	2,000	23,830
Meridian Bancorp, Inc.	4,375	87,894
Northfield Bancorp, Inc.	4,250	72,080
People’s United Financial, Inc.	997	16,849
Washington Federal, Inc.	3,775	138,354
		403,459
Schools — 0.1%
K12, Inc.†	4,250	86,487
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,550	127,735
Semiconductor Equipment — 0.1%
Veeco Instruments, Inc.†	2,675	39,282
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	10,865	42,156
Television — 0.1%
ION Media Networks, Inc.†(1)(2)	4	1,070
Nexstar Media Group, Inc., Class A	475	55,694
Sinclair Broadcast Group, Inc., Class A	1,550	51,677
		108,441
Textile-Apparel — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	1,054	489,697
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	1,075	22,252
La Jolla Pharmaceutical Co.†	975	3,832
Sarepta Therapeutics, Inc.†	275	35,486
		61,570
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	8,800	41,800
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	41	635
SEACOR Holdings, Inc. †	750	32,362
		32,997
Transport-Rail — 1.1%
Union Pacific Corp.	4,681	846,278
Transport-Services — 0.0%
Echo Global Logistics, Inc.†	1,525	31,568
Transport-Truck — 0.1%
ArcBest Corp.	2,350	64,860
Schneider National, Inc., Class B	425	9,274
		74,134
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	300	14,301
USANA Health Sciences, Inc.†	175	13,746
		28,047
Water — 0.1%
American States Water Co.	1,325	114,798
Web Hosting/Design — 1.5%
NIC, Inc.	675	15,086
Shopify, Inc., Class A†	2,956	1,175,247
		1,190,333
Web Portals/ISP — 1.1%
Alphabet, Inc., Class C†	662	885,107
Wireless Equipment — 0.1%
InterDigital, Inc.	725	39,505
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,975	88,685
Total Common Stocks (cost $39,835,743)		45,179,974
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Credit Suisse Group AG 6.25% due 12/18/2024(3)	225,000	244,744
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	8,000	1
Total Preferred Securities/Capital Securities (cost $207,881)		244,745

ASSET BACKED SECURITIES — 10.6%
Diversified Financial Services — 10.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.96% (1 ML+0.17%) due 01/25/2037(4)	14,118	13,894
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	34,654
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	96,241	96,465
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.37% (1 ML+1.58%) due 10/25/2034	7,113	7,211

6

Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	27,216	27,274
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.12% (3 ML+1.12%) due 01/18/2025*(6)	48,468	48,445
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(5)(7)(8)	991,900	48,467
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	77,838	79,171
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	58,510	59,009
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	55,366	55,986
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	56,963	57,857
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	71,621	72,335
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	61,194	62,618
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.59% (1 ML+0.85%) due 08/15/2036*(7)	131,000	130,506
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.98% due 02/25/2036(4)(5)	66,757	63,423
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 2.74% (1 ML+0.95%) due 08/25/2028*(4)	13,105	13,106
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 2.99% (1 ML + 1.20%) due 10/25/2028*(4)	39,444	39,453
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 3.19% (1 ML + 1.40%) due 10/25/2029*(4)	150,000	150,047
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(7)(8)	185,956	6,275
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(7)(8)	326,232	11,151
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(5)(7)(8)	998,207	48,361
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	5,950	5,958
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 2.72% (3 ML+0.78%) due 04/27/2027*(6)	224,307	224,060
Century Plaza Towers Series 2019-CPT, Class A 2.87% due 11/13/2039*(7)	100,000	100,447
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	3,563	3,567
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	72,707	72,992
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	69,102
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	28,953	28,863
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	1,221	1,221
COLT Funding LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(4)(5)	94,727	94,567
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 2.64% (1 ML+0.90%) due 10/15/2036*(7)	100,000	100,000
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	93,314
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	109,162
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	117,037	122,563
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	130,479
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	63,838
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	25,268	21,102
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(5)(7)(8)	945,574	31,286

7

CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	38,561	38,541
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	96,877	97,165
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,375	50,778
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	29,786
Eagle RE, Ltd. FRS Series 2018-1, Class M1 3.49% (1 ML+1.70%) due 11/25/2028*(4)	102,133	102,275
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	69,347
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.88% due 05/25/2035(4)(5)	46,686	46,705
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	111,446
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(7)	80,000	83,179
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	71,965	72,968
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	122,038
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,093
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.86% due 03/25/2047(4)(5)	15,093	13,241
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.44% due 04/25/2036(4)(5)	4,505	3,853
Home Re, Ltd. FRS Series 2018-1, Class M1 3.39% (1 ML + 1.60%) due 10/25/2028*(4)	39,283	39,295
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.33% (1 ML+0.54%) due 05/25/2035(4)	35,024	34,877
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	68,339
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	63,719
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(7)	80,000	83,065
Legacy Mtg. Asset Trust(9) Series 2019-GS7, Class A1 3.25% due 11/25/2059*(4)	99,223	99,296
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	111,289	112,362
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 3.48% (1 ML+1.70%) due 03/01/2024*(4)	62,140	63,507
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 3.28% (1 ML+1.50%) due 04/01/2024*(4)	88,319	88,151
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.28% (1 ML + 1.50%) due 05/01/2024*(4)	90,954	91,296
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.22% due 12/25/2034(4)(5)	13,665	14,134
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.36% due 02/25/2035(4)(5)	22,525	22,764
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	66,902	66,895
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	59,098	59,362
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	80,771	82,053
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(7)(8)	198,813	7,669
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(7)	80,000	84,865
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,265

8

Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.44% due 06/15/2050(5)(7)(8)	107,878	7,879
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	100,000	101,864
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	26,796	19,617
MortgageIT Trust FRS Series 2005-4, Class A1 2.07% (1 ML+0.28%) due 10/25/2035(4)	62,751	62,786
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	99,859
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.54% (1 ML + 0.75%) due 01/25/2048*(4)	80,326	80,107
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.29% (1 ML+1.50%) due 06/25/2057*(4)	62,924	63,705
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(4)(5)	89,943	91,665
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	57,378	59,222
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(4)(5)	29,048	29,953
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	52,371	54,087
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	96,270	99,962
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	95,832	99,968
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	75,272	78,213
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	59,323	61,842
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	82,077	85,235
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	10,972	11,124
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	59,659	59,844
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	62,180	62,230
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 3.19% (1 M + 1.40%) due 07/25/2029*(4)	128,955	129,118
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 3.34% (1 ML+1.55%) due 07/25/2028*(4)	88,576	88,594
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.85% (3 ML+0.85%) due 04/17/2027*(6)	156,011	155,932
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	100,000	100,120
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	96,559	96,544
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.89% (1 ML+0.10%) due 02/25/2037	32,742	20,988
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 2.99% (3 ML+1.05%) due 04/30/2027*(6)	250,000	249,872
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*(5)	92,640	93,508
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.92% (1 ML+0.13%) due 05/25/2037	77,528	59,023
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.04% (1 ML+0.25%) due 11/25/2036	160,000	150,270
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	120,070
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	38,457	38,360
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.39% (1 ML+0.60%) due 02/25/2057*	54,124	53,990
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	97,941	98,609

9

Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	52,237	52,581
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	71,065	71,483
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	58,612	58,845
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	70,338	70,763
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	94,949	94,719
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(4)(5)	97,642	98,871
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	39,438	39,462
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	93,409	93,408
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.90% (3 ML+0.90%) due 01/18/2029*(6)	250,000	248,874
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.12% due 09/15/2057(5)(7)(8)	961,564	33,628
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	68,844
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.56% due 10/25/2036(4)(5)	16,293	16,177
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,000	49,827
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	49,923
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	75,659
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	127,810
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	117,021
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	53,543
Total Asset Backed Securities (cost $8,379,891)		8,482,156

U.S. CORPORATE BONDS & NOTES — 9.2%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	35,000	35,821
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	23,000	26,988
		62,809
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	35,000	35,556
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	35,000	36,850
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	26,360
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,264
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,750
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,266
		150,046
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	10,000	11,308
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	25,000	29,629
		40,937
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,500
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,529
General Motors Co. Senior Notes 5.20% due 04/01/2045	10,000	10,100
General Motors Co. Senior Notes 5.40% due 04/01/2048	10,000	10,357
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,543

10

General Motors Co. Senior Notes 6.75% due 04/01/2046	30,000	35,194
		86,223
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,835
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	55,000	55,072
State Street Corp. Senior Notes 2.35% due 11/01/2025	35,000	35,154
		90,226
Banks-Super Regional — 0.5%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	25,000	25,044
KeyCorp Senior Notes 2.55% due 10/01/2029	30,000	29,338
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	50,000	50,186
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	35,033
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	25,717
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	107,167
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	74,414
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,293
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	19,768
		408,960
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	31,020
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,444
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	23,392
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	110,000	138,427
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	10,141
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	16,392
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	35,000	35,436
		266,252
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,135
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	22,604
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	25,000	31,812
		56,551
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	23,000	24,179
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	26,160
Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	15,000	15,818
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,442
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	15,000	17,519
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	24,794

11

Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,238
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	30,476
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	15,000	16,371
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	5,000	5,632
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	20,000	22,877
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	23,182
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,884
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	19,548
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	80,000	82,267
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,539
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,311
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	40,895
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	45,911
		410,704
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	15,432
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	45,000	48,148
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	15,150
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	5,000	5,291
		20,441
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,192
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	69,067
		79,259
Computer Services — 0.3%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,566
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	107,591
		213,157
Computers — 0.1%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	85,000	83,404
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	10,541
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,072
		100,017
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,209
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	31,070
		42,279
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,141
Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	55,368
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	88,910
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	32,078
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	30,000	32,936
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	92,949

12

Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	13,043
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	30,093
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	20,333
Citigroup, Inc. FRS Senior Notes 3.00% (3 ML+1.10%) due 05/17/2024	55,000	55,730
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	15,564
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	45,000	46,836
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	15,793
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	60,000	65,689
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,893
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	27,224
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	81,444
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,996
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	25,000	26,822
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	21,736
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	16,539
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	41,951
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	6,000	8,335
JPMorgan Chase & Co. FRS Senior Notes 3.17% (3 ML+1.23%) due 10/24/2023	35,000	35,595
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	88,126
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,554
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	47,831
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	37,708
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	36,892
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,341
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,120
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	20,651
Morgan Stanley Senior Notes 3.59% due 07/22/2028	60,000	63,799
Morgan Stanley Senior Notes 3.63% due 01/20/2027	45,000	47,917
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,231
Morgan Stanley Senior Notes 4.43% due 01/23/2030	10,000	11,311
		1,310,338
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	20,184
Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	70,000	72,908
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	45,463
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	21,243
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,627

13

Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,742
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,562
Sempra Energy Senior Notes 2.40% due 02/01/2020	25,000	25,002
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	25,917
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,457
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,255
		122,805
Electric-Integrated — 0.8%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,860
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,086
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,334
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	6,504
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	40,759
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	20,000	20,003
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	15,735
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	10,707
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,059
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	29,859
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	40,092
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	43,034
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,738
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	81,000	80,968
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	27,433
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	25,863
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	15,000	14,817
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,408
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	45,000	46,669
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,777
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,747
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,515
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	30,670
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	36,255
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	20,000	19,982
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,529
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,343
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,258
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	26,047
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,549
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	10,000	10,167
		640,767

14

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	4,887
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,349
		17,236
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	75,000	77,907
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	30,000	32,805
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	23,090
		133,802
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	50,000	50,353
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,781
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	23,000	25,991
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	37,124
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	125
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	15,000	2
		128
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	138,553
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,770
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,524
		16,294
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	24,840
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	35,000	35,164
		60,004
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,118
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,835
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,336
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,401
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,091
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	10,000	9,912
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,897
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	22,055
		138,645
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,504
Unum Group Senior Notes 4.50% due 12/15/2049	15,000	14,649
		25,153
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,638
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	25,375

15

Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,053
		27,428
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	40,000	40,726
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	70,000	71,215
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	40,000	42,473
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	20,000	21,404
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	59,053
		234,871
Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	20,939
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	10,000	10,765
		31,704
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,244
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	28,211
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,968
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,332
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,586
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	15,753
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	15,000	16,235
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,374
		138,703
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	20,000	20,123
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	20,000	21,221
		41,344
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,875
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	20,000	20,954
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	5,000	5,355
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,721
		32,030
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.25% due 01/15/2030	10,000	10,372
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	15,000	15,951
Hess Corp. Senior Notes 6.00% due 01/15/2040	15,000	17,725
Hess Corp. Senior Notes 7.13% due 03/15/2033	34,000	43,004
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	12,745
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	15,000	16,680
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	25,000	29,453
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	20,200
		166,130
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	85,000	94,171
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	35,551

16

CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	35,589
		165,311
Pipelines — 0.5%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	10,000	10,646
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	25,000	27,395
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,528
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	28,093
Energy Transfer Partners LP Company Guar. Notes 6.13% due 12/15/2045	15,000	17,396
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	12,000	11,319
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	29,488
MPLX LP Senior Notes 4.25% due 12/01/2027*	15,000	15,794
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	25,473
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,406
MPLX LP Senior Notes 5.50% due 02/15/2049	5,000	5,680
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	15,000	15,242
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	10,000	9,965
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,601
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	5,000	5,632
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	15,520
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	15,150
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,274
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	20,000	22,037
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	40,000	39,491
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	15,000	15,135
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	10,000	8,796
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,955
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	5,000	5,576
Williams Partners LP Senior Notes 6.30% due 04/15/2040	7,000	8,685
		375,277
Real Estate Investment Trusts — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,214
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	40,408
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	75,768
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	51,513
		189,903
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	50,000	52,826
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	10,201
		63,027
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,040
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	30,000	30,270

17

AT&T, Inc. Senior Notes 3.80% due 02/15/2027	45,000		47,971
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000		68,894
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	40,000		44,501
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000		11,143
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000		22,062
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	45,000		50,164
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000		11,593
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	65,000		75,875
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	3,000		3,707
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000		18,107
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000		19,350
			403,637
Television — 0.1%
Viacom CBS, Inc. Senior Notes 3.70% due 06/01/2028	15,000		15,730
Viacom CBS, Inc. Senior Notes 4.20% due 06/01/2029	15,000		16,348
Viacom CBS, Inc. Senior Notes 4.25% due 09/01/2023	25,000		26,627
			58,705
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	10,000		9,232
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	10,000		10,871
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	25,000		27,867
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	25,000		28,248
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	15,000		18,187
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000		35,171
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000		15,175
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	35,000		35,443
			180,194
Transport-Rail — 0.2%
CSX Corp. Senior Notes 2.40% due 02/15/2030	15,000		14,677
CSX Corp. Senior Notes 3.25% due 06/01/2027	30,000		31,560
CSX Corp. Senior Notes 3.35% due 09/15/2049	5,000		4,932
CSX Corp. Senior Notes 4.30% due 03/01/2048	5,000		5,680
CSX Corp. Senior Notes 4.50% due 03/15/2049	5,000		5,860
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000		4,968
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	45,000		51,596
			119,273
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000		16,992
Total U.S. Corporate Bonds & Notes (cost $6,943,218)			7,357,367
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.0%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024	30,000		30,462
Banks-Special Purpose — 0.1%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	120,000	85,597

18

Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	10,000		10,438
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000		14,388
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000		54,266
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000		27,156
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000		40,228
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000		41,625
			81,853
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000		5,624
Oil Companies-Exploration & Production — 0.0%
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	25,000		25,604
Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	19,000		19,036
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*	80,000		85,307
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	9,531
			113,874
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	5,000		5,509
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	20,000		22,814
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		5,712
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040	5,000		6,620
			35,146
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	45,000		49,080
SupraNational Banks — 0.7%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	245,000	171,478
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	220,000	166,963
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	225,000	168,428
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	110,000	82,274
			589,143
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	25,000		34,994
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000		23,161
Total Foreign Corporate Bonds & Notes (cost $1,230,969)			1,186,295
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000		5,420
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000		16,293
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000		27,883
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000		39,048
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000		106,069
State of California General Obligation Bonds 7.30% due 10/01/2039	25,000		38,176

19

State of Illinois General Obligation Bonds 4.95% due 06/01/2023	56,727	59,200
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,506
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,276
Total Municipal Bonds & Notes (cost $298,832)		312,871
U.S. GOVERNMENT AGENCIES — 21.5%
Federal Home Loan Mtg. Corp. — 2.4%
2.50% due 01/01/2028	3,646	3,703
2.50% due 04/01/2028	11,745	11,931
3.00% due 08/01/2027	3,584	3,678
3.00% due 05/01/2049	26,597	27,024
3.00% due 06/01/2049	541,648	550,394
3.00% due 01/01/2050	400,000	406,037
3.50% due 03/01/2042	5,549	5,853
3.50% due 08/01/2042	29,317	30,922
3.50% due 09/01/2043	17,450	18,321
3.50% due 10/01/2048	515,819	531,189
4.00% due 03/01/2023	92	96
4.00% due 10/01/2043	23,801	25,435
4.50% due 01/01/2039	700	759
5.00% due 05/01/2020	761	786
5.00% due 05/01/2034	12,670	13,986
5.50% due 07/01/2034	4,328	4,856
5.50% due 05/01/2037	1,470	1,649
6.00% due 08/01/2026	8,666	9,542
6.50% due 05/01/2029	781	867
7.50% due 08/01/2023	26	26
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	941	971
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(7)	80,000	80,689
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(5)(7)(8)	174,913	9,079
Series K064, Class X1 0.61% due 03/25/2027(5)(7)(8)	316,662	12,147
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	68,000	72,152
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2018-DNA3, Class M1 2.54% (1 ML+0.75%) due 09/25/2048*(4)	40,531	40,547
Series 2018-HRP1, Class M2 3.44% (1 ML+1.65%) due 04/25/2043*(4)	18,376	18,434
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(4)	32,365	32,137
Series 3964, Class MD 2.00% due 01/15/2041(4)	2,336	2,331
Series 3883, Class PB 3.00% due 05/15/2041(4)	16,830	17,313
Series 1577, Class PK 6.50% due 09/15/2023(4)	968	1,016
Series 1226, Class Z 7.75% due 03/15/2022(4)	135	141
Federal Home Loan Mtg. Corp., SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	14,780	15,503
		1,949,514
Federal National Mtg. Assoc. — 4.2%
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.34% (1 ML+3.55%) due 07/25/2029(4)	30,000	31,749
Series 2016-C07, Class 2M2 6.14% (1 ML+4.35%) due 05/25/2029(4)	50,324	53,050
Federal National Mtg. Assoc.
2.50% due 02/01/2043	60,360	60,069
2.50% due 03/01/2043	115,200	114,644
2.64% due 03/01/2027	27,239	27,748
2.78% due 03/01/2027	61,093	62,785
2.97% due 06/01/2027	105,057	108,838
3.00% due 12/01/2027	7,777	8,008
3.00% due 01/01/2028	7,977	8,187
3.50% due 11/01/2047	416,094	432,062
4.00% due 11/01/2040	11,093	11,897
4.00% due 12/01/2040	25,172	26,640
4.00% due 11/01/2041	3,723	3,988
4.00% due 01/01/2042	7,226	7,739
4.00% due 11/01/2043	13,965	14,932
4.00% due 12/01/2043	8,728	9,443
4.00% due 02/01/2049	720,897	751,516
4.50% due 01/01/2039	2,030	2,201
4.50% due 06/01/2039	27,993	30,061
4.50% due 09/01/2039	5,861	6,360
4.50% due 05/01/2041	4,180	4,536

20

5.00% due 03/01/2020	40	42
5.00% due 05/01/2035	1,724	1,900
5.00% due 07/01/2040	35,839	39,533
5.50% due 05/01/2020	1,297	1,297
5.50% due 06/01/2020	647	648
5.50% due 12/01/2029	1,415	1,525
5.50% due 06/01/2035	91,919	103,006
5.50% due 06/01/2036	46,510	51,891
5.50% due 08/01/2037	8,839	9,926
5.50% due 06/01/2038	6,396	7,181
6.00% due 06/01/2021	9,195	9,310
6.00% due 12/01/2033	5,628	6,452
6.00% due 05/01/2034	4,308	4,935
6.00% due 08/01/2034	909	1,041
6.00% due 11/01/2038	1,174	1,346
7.00% due 06/01/2037	8,798	10,330
Federal National Mtg. Assoc. FRS
4.07% (12 ML+1.82%) due 10/01/2040	1,550	1,633
4.28% (12 ML+1.57%) due 05/01/2037	1,560	1,628
Series 415, Class A3 STRIP 3.00% due 11/25/2042(4)	43,812	44,590
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-HRP1, Class M2 3.94% (1 ML+2.15%) due 11/25/2039*(4)	24,138	24,246
Federal National Mtg. Assoc. REMIC
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	42,777	42,903
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	44,477	45,901
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	35,773	37,405
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	37,991	39,890
Series 2013-43, Class XP 1.50% due 08/25/2041(4)	34,194	33,545
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	59,399	59,651
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	31,483	31,247
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	4,019	4,005
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	14,814	14,708
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	29,223	28,941
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	29,226	29,471
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	25,933	26,115
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	80,421	80,707
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	39,267	40,062
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	12,484	12,837
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	22,707	23,196
Series 2017-72, Class B 3.00% due 09/25/2047(4)	36,652	37,425
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	37,167	37,848
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	59,393	60,931
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	45,185	46,218
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	16,435	17,120
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	42,193	44,004
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	39,516	40,347
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	34,708	36,000
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	36,505	37,550
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	36,342	38,020
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	44,043	45,351
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	26,751	27,529
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	35,977	37,525
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	55,604	57,412
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	18,651	19,531
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	43,606	45,658
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	38,219	39,922
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	34,839	36,124
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.33% due 06/25/2034(5)(7)(8)	369,770	46,485
		3,400,497
Government National Mtg. Assoc. — 6.0%
3.00% due January 30 TBA	2,500,000	2,568,457
3.50% due January 30 TBA	1,200,000	1,236,703
4.00% due 07/15/2041	19,068	20,294
4.00% due 08/15/2041	6,308	6,718
4.00% due 10/15/2041	10,837	11,428
4.00% due 07/20/2049	98,568	102,145
4.00% due January 30 TBA	600,000	627,047
4.50% due 06/15/2041	91,992	100,078
6.00% due 11/15/2028	12,874	14,504
7.00% due 07/15/2033	5,596	6,350
9.00% due 11/15/2021	40	40
Government National Mtg. Assoc. REMIC

21

Series 2005-74, Class HB 7.50% due 09/16/2035(4)		464	521
Series 2005-74, Class HC 7.50% due 09/16/2035(4)		3,811	4,397
Series 2015-56, Class LB 1.50% due 04/16/2040(4)		51,395	50,730
Series 2015-151, Class BA 1.70% due 10/20/2045(4)		32,988	32,709
Series 2013-37, Class LG 2.00% due 01/20/2042(4)		42,939	42,799
			4,824,920
Uniform Mtg. Backed Securities — 8.9%
2.50% due January 15 TBA		575,000	580,256
3.00% due January 15 TBA		875,000	896,773
3.00% due January 30 TBA		3,150,000	3,194,789
3.50% due January 30 TBA		400,000	411,484
4.00% due January 30 TBA		950,000	988,074
4.50% due January 30 TBA		675,000	710,675
5.00% due January 30 TBA		300,000	320,719
			7,102,770
Total U.S. Government Agencies (cost $17,133,918)			17,277,701
U.S. GOVERNMENT TREASURIES — 9.7%
United States Treasury Bonds — 4.6%
1.00% due 02/15/2049 TIPS(11)		56,244	62,495
2.50% due 02/15/2045		5,000	5,114
3.00% due 05/15/2045		58,000	64,899
3.00% due 11/15/2045		145,000	162,593
3.00% due 02/15/2048		215,000	242,312
3.00% due 08/15/2048		260,000	293,566
3.38% due 05/15/2044		1,710,000	2,027,953
3.63% due 08/15/2043		160,000	196,613
3.63% due 02/15/2044		360,000	443,320
3.75% due 11/15/2043		140,000	175,432
			3,674,297
United States Treasury Notes — 5.1%
0.25% due 07/15/2029 TIPS (11)		171,018	172,678
0.38% due 07/15/2027 TIPS (11)(13)		426,040	434,574
0.63% due 01/15/2026 TIPS (11)		254,498	262,297
0.88% due 01/15/2029 TIPS (11)		178,344	189,383
2.00% due 02/15/2023		610,000	617,148
2.00% due 02/15/2025(12)		85,000	86,229
2.25% due 08/15/2027		80,000	82,284
2.38% due 05/15/2029		405,000	421,247
2.63% due 02/15/2029		760,000	806,016
2.88% due 05/15/2028		505,000	543,920
3.13% due 11/15/2028		430,000	473,118
			4,088,894
Total U.S. Government Treasuries (cost $7,481,910)			7,763,191
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Banque Centrale de Tunisie Senior Notes 6.38% due 07/15/2026*	EUR	100,000	111,182
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	164,438
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	800,000	56,029
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	19,000	26,282
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	75,000	103,744
Government of Romania Senior Notes 6.13% due 01/22/2044		16,000	20,705
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		5,000	5,892
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		10,000	10,538
Total Foreign Government Obligations (cost $469,470)			498,810
OPTIONS - PURCHASED †(15) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $4,760)	190,000		6,445
Total Long-Term Investment Securities (cost $81,986,592)			88,309,555
SHORT-TERM INVESTMENT SECURITIES — 3.0%
Foreign Government Obligations — 0.8%
Government of Japan Disc. Notes (0.17)% due 02/15/2020	JPY	70,000,000	644,355
Registered Investment Companies — 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class 1.52%(10)	1,740,990		1,740,990
Total Short-Term Investment Securities (cost $2,388,209)			2,385,345
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(16)		155,000	155,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)		140,000	140,000

22

BNP Paribas SA Joint Repurchase Agreement(16)	140,000	140,000
Deutsche Bank AG Joint Repurchase Agreement(16)	170,000	170,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	155,000	155,000
Total Repurchase Agreements (cost $760,000)		760,000
TOTAL INVESTMENTS (cost $85,134,801)	114.1%	91,454,900
Liabilities in excess of other assets	(14.1)	(11,308,960)
NET ASSETS	100.0%	$80,145,940

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $8,079,166 representing 10.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$1,070	$267.52	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Collateralized Loan Obligation
(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2019.
(10)	The rate shown is the 7-day yield as of December 31, 2019.
(11)	Principal Amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)	Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/22/2020	Bank of America	November 2020	1.70%	$190	$4,760	$6,445	$1,685

(16)	See Note 2 for details of Joint Repurchase Agreements.
AUD	— Australian Dollar
ARS	— Argentina Dollar
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
EUR	— Euro Currency
EGP	— Egyptian Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Structured Credit Risk Transfer
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA

— Securities purchased on a forward commitment basis with an approximate principal Amount and no definite maturity date.
The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1Year US Treasury Yield Curve Rate

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro-Bund	March 2020	$192,775	$191,238	$1,537
6	Short	U.S. Long Bond	March 2020	953,972	935,438	18,534
17	Short	U.S. Treasury 5 Year Notes	March 2020	2,023,847	2,016,359	7,488
6	Short	U.S. Treasury 10 Year Ultra Notes	March 2020	854,473	844,219	10,254
						$37,813

						Unrealized (Depreciation)
3	Long	E-Mini Russell 2000 Index	March 2020	$250,816	$250,590	$(226)
3	Long	U.S. 2 Yr Note	March 2020	646,734	646,500	(234)
7	Long	U.S. Treasury 10 Year Notes	March 2020	903,218	898,953	(4,265)
1	Long	U.S. Ultra Bond	March 2020	186,937	181,656	(5,281)
						$(10,006)
	Net Unrealized Appreciation (Depreciation)					$27,807

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	221,000	USD	246,711	03/18/2020	$—	$(2,349)
	USD	6,696	EUR	6,000	01/31/2020	46	—
						46	(2,349)
HSBC Bank USA	NZD	261,000	USD	171,672	01/31/2020	—	(4,096)

JPMorgan Chase Bank	JPY	70,000,000	USD	652,124	02/10/2020	6,683	—

Morgan Stanley & Co., Inc	CAD	109,000	USD	82,815	01/31/2020	—	(1,137)

State Street Bank and Trust Co.	AUD	363,000	USD	249,086	01/31/2020	—	(5,829)
	CAD	220,000	USD	168,689	01/31/2020	—	(756)
	EUR	6,000	USD	6,739	01/31/2020	—	(3)
						—	(6,588)
Net Unrealized Appreciation (Depreciation)						$6,729	$(14,170)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds - H.15- OIS-COMPOUND/Annually	1.63%/Annually	$—	$(854)
USD	340	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,116)	(41,909)
USD	180	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.73%/Semi-annually	—	2,650
USD	110	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	1,679
USD	55	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	865
USD	95	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.76%/Semi-annually	—	1,072
USD	85	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	917
USD	90	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	979
USD	85	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	952
					$(7,116)	$(33,649)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Index Swap

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$703,330	$—	$1,760	$705,090
Television	107,371	—	1,070	108,441
Other Industries	44,366,443	—	—	44,366,443
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	244,744	—	244,744
Asset Backed Securities	—	8,482,156	—	8,482,156
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	125	3	128
Other Industries	—	7,357,239	—	7,357,239
Foreign Corporate Bonds & Notes	—	1,186,295	—	1,186,295
Municipal Bonds & Notes	—	312,871	—	312,871
U.S. Government Agencies	—	17,277,701	—	17,277,701
U.S. Government Treasuries	—	7,763,191	—	7,763,191
Foreign Government Obligations	—	498,810	—	498,810
Options - Purchased	—	6,445	—	6,445
Short-Term Investment Securities:
Foreign Government Obligations	—	644,355	—	644,355
Registered Investment Companies	1,740,990	—	—	1,740,990
Repurchase Agreement	—	760,000	—	760,000
Total Investments at Value	$46,918,134	$44,533,932	$2,834	$91,454,900

Other Financial Instruments:†
Futures Contracts	$37,813	$—	$—	$37,813
Forward Foreign Currency Contracts	—	6,729	—	6,729
Centrally Cleared Interest Rate Swap Contracts	—	9,114	—	9,114
Total Other Financial Instruments	$37,813	$15,843	$—	$53,656

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,006	$—	$—	$10,006
Forward Foreign Currency Contracts	—	14,170	—	14,170
Centrally Cleared Interest Rate Swap Contracts	—	42,763	—	42,763
Total Other Financial Instruments	$10,006	$56,933	$—	$66,939

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

23

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 30.7%
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	2,578	$230,808
Applications Software — 2.2%
Intuit, Inc.	1,014	265,597
ServiceNow, Inc.†	3,371	951,701
		1,217,298
Building-Maintenance & Services — 0.5%
Rollins, Inc.	7,531	249,728
Chemicals-Specialty — 1.6%
Ecolab, Inc.	4,561	880,227
Commercial Services-Finance — 1.0%
Adyen NV†*	332	272,228
S&P Global, Inc.	997	272,231
		544,459
Computer Aided Design — 0.5%
Autodesk, Inc.†	1,579	289,683
Computer Software — 0.3%
Twilio, Inc., Class A†	1,745	171,499
Consulting Services — 1.3%
Gartner, Inc.†	2,737	421,772
Verisk Analytics, Inc.	1,860	277,772
		699,544
Containers-Metal/Glass — 0.5%
Ball Corp.	4,059	262,496
Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	1,306	269,741
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	2,097	259,063
Diagnostic Equipment — 0.5%
Danaher Corp.	1,934	296,830
Distribution/Wholesale — 0.5%
Copart, Inc.†	3,123	284,006
E-Commerce/Products — 2.2%
Amazon.com, Inc.†	666	1,230,661
E-Commerce/Services — 0.8%
MercadoLibre, Inc.†	738	422,092
Electronic Measurement Instruments — 0.5%
Roper Technologies, Inc.	745	263,901
Enterprise Software/Service — 3.8%
Atlassian Corp. PLC, Class A†	2,080	250,307
Coupa Software, Inc.†	3,063	447,964
Veeva Systems, Inc., Class A†	4,445	625,234
Workday, Inc., Class A†	4,726	777,190
		2,100,695
Finance-Other Services — 0.9%
CME Group, Inc.	1,245	249,896
Intercontinental Exchange, Inc.	2,727	252,384
		502,280
Internet Application Software — 0.8%
Okta, Inc.†	3,853	444,521
Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	1,325	271,956
Twitter, Inc.†	21,816	699,203
		971,159
Internet Content-Information/News — 1.2%
Spotify Technology SA†	4,438	663,703
Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	1,644	971,851
Medical-Drugs — 0.9%
Zoetis, Inc.	3,630	480,431
Multimedia — 1.2%
Walt Disney Co.	4,489	649,244
Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	2,831	257,027
Retail-Restaurants — 0.6%
Starbucks Corp.	3,984	350,273
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	10	2,675
Textile-Apparel — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	570	264,827
Transport-Rail — 0.8%
Union Pacific Corp.	2,557	462,280
Web Hosting/Design — 1.2%
Shopify, Inc., Class A†	1,605	638,116
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	360	481,327
Total Common Stocks (cost $15,652,981)		16,812,445
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Diversified Banking Institutions — 0.4%
Credit Suisse Group AG 6.25% due 12/18/2024*(3)	200,000	217,550
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	16,000	2
Total Preferred Securities/Capital Securities (cost $187,318)		217,552
ASSET BACKED SECURITIES — 18.2%
Diversified Financial Services — 18.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.96% (1 ML+0.17%) due 01/25/2037(4)	16,135	15,879
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	39,605
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	112,978	113,241

1

Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	37,700	38,127
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.37% (1 ML+1.58%) due 10/25/2034	14,225	14,422
Atrium XII FRS Series 12A, Class AR 2.78% (3 ML+0.83%) due 04/22/2027*(6)	250,000	249,919
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	27,216	27,274
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(5)(7)(8)	991,900	48,467
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(5)(7)(8)	998,986	67,054
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	89,906	91,446
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	61,435	61,959
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	55,366	55,986
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	56,963	57,857
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	57,332	58,691
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	69,936	71,564
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.59% (1 ML+0.85%) due 08/15/2036*(7)	152,000	151,427
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.98% due 02/25/2036(4)(5)	77,415	73,549
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 2.99% (1 ML + 1.20%) due 10/25/2028*(4)	39,444	39,453
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.09% (1 ML+ 1.30%) due 03/25/2029*(4)	50,901	50,942
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 3.19% (1 ML + 1.40%) due 10/25/2029*(4)	150,000	150,047
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(7)(8)	209,822	7,081
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(7)(8)	369,000	12,612
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(5)(7)(8)	998,641	48,382
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	7,083	7,093
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 2.72% (3 ML+0.78%) due 04/27/2027*(6)	224,307	224,060
Century Plaza Towers Series 2019-CPT, Class A 2.87% due 11/13/2039*(7)	100,000	100,447
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	4,275	4,280
CIM Trust VRS
Series 2017-7, Class A
3.00% due 04/25/2057*(4)(5)	83,585	83,912
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	36,097	35,985
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	1,221	1,221
COLT Funding LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(4)(5)	94,727	94,567
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(5)	69,008	69,118
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 2.64% (1 ML+0.90%) due 10/15/2036*(7)	100,000	100,000
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	125,105	129,712
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	140,000	145,549
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	144,817	151,654

2

Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	150,000	159,120
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	65,000	69,158
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(7)	195,000	206,412
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	32,205	26,894
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(5)(7)(8)	1,147,874	37,980
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(7)	95,000	97,056
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	42,417	42,395
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	23,519	23,483
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	113,725	114,064
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	71,341	71,817
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	50,000	50,008
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,250	60,934
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	34,751
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	84,207
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.88% due 05/25/2035(4)(5)	58,357	58,382
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 3.69% (1 ML+1.90%) due 11/26/2029*(4)	150,000	150,544
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	125,000	126,644
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,445	34,598
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(7)	100,000	102,237
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	140,000	148,568
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.86% due 03/25/2047(4)(5)	17,888	15,693
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.44% due 04/25/2036(4)(5)	5,005	4,281
Home Re, Ltd. FRS Series 2018-1, Class M1 3.39% (1 ML + 1.60%) due 10/25/2028*(4)	39,283	39,295
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.33% (1 ML+0.54%) due 05/25/2035(4)	45,969	45,776
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	68,000	72,611
JPMBB Commercial Mtg. Securities Trust
Series 2014-C22, Class A4
3.80% due 09/15/2047(7)	65,000	69,029
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(4)(9)	96,961	96,816
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(4)(9)	99,223	99,296
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	125,421	126,630
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 3.28% (1 ML+1.50%) due 04/01/2024*(4)	88,319	88,151
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.28% (1 ML + 1.50%) due 05/01/2024*(4)	90,954	91,296
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.22% due 12/25/2034(4)(5)	17,344	17,940
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.36% due 02/25/2035(4)(5)	11,398	11,519
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	70,247	70,240

3

Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(7)(8)	242,620	9,359
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(7)	90,000	95,473
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.44% due 06/15/2050(5)(7)(8)	122,589	8,953
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	105,000	106,957
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	31,158	22,810
MortgageIT Trust FRS Series 2005-4, Class A1 2.07% (1 ML+0.28%) due 10/25/2035(4)	82,637	82,683
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	99,859
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(4)(5)	95,444	95,021
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.54% (1 ML + 0.75%) due 01/25/2048*(4)	93,178	92,924
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.29% (1 ML+1.50%) due 06/25/2057*(4)	73,491	74,403
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(4)(5)	89,943	91,665
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	68,854	71,067
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	60,227	62,200
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	111,361	115,631
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	111,804	116,630
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	88,855	92,326
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	70,109	73,086
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	94,608	98,249
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)(5)	69,809	72,358
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	21,395	21,691
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	62,642	62,837
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	62,180	62,230
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 3.19% (1 ML + 1.40%) due 07/25/2029*(4)	128,955	129,118
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 2.80% (3 ML+0.80%) due 07/15/2027*(6)	209,258	209,152
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.85% (3 ML+0.85%)
due 04/17/2027*(6)	156,011	155,932
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	100,000	100,120
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	112,787	112,769
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.89% (1 ML+0.10%) due 02/25/2037	34,165	21,901
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 2.99% (3 ML+1.05%) due 04/30/2027*(6)	250,000	249,872
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 2.99% (1 ML+1.2%) due 06/25/2029*(4)	78,336	78,336
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.92% (1 ML+0.13%) due 05/25/2037	87,060	66,280
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	24,321	24,360
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	8,350	8,370

4

Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.04% (1 ML+0.25%) due 11/25/2036	200,000	187,837
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	145,085
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	21,048	21,056
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	47,613	47,494
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.39% (1 ML+0.60%) due 02/25/2057*	62,451	62,296
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	42,876	43,053
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	112,451	113,218
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	52,237	52,581
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	82,588	83,074
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	58,612	58,845
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	116,057	116,759
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	80,000	82,059
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	94,792	94,427
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	94,949	94,719
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	45,600	45,628
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	93,409	93,408
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.12% due 09/15/2057(5)(7)(8)	961,564	33,628
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	105,000	111,210
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(5)(7)	10,000	10,139
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.56% due 10/25/2036(4)(5)	20,053	19,910
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,000	49,827
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	59,908
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,747
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(5)(7)(8)	426,526	2,407
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	145,280	154,736
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	55,111	58,886
Total Asset Backed Securities (cost $9,821,752)		9,952,966
U.S. CORPORATE BONDS & NOTES — 15.4%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	40,000	40,939
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	24,000	28,161
		69,100
Aerospace/Defense-Equipment — 0.3%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	45,000	45,714
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	40,000	42,114
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	26,360
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,718
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	20,000	23,667

5

United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,266
		176,839
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	22,615
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	23,703
		46,318
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,500
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,529
General Motors Co. Senior Notes 5.20% due 04/01/2045	20,000	20,200
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	5,179
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	58,656
		109,064
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	35,975
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	65,000	65,085
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	40,176
		105,261
Banks-Super Regional — 0.9%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	30,053
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	34,228
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	60,000	60,223
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	50,000	50,047
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,860
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	20,498
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,683
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	60,000	63,784
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,293
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	13,178
		477,847
Brewery — 0.6%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	46,530
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes
4.60% due 04/15/2048	10,000	11,444
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	25,000	29,240
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	115,000	144,720
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	30,422
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	40,000	40,498
		302,854
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,168
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	22,604
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	25,000	31,812
		76,584
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	30,000	31,537

6

Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	32,700
Cable/Satellite TV — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	15,000	15,818
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	10,884
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	10,000	11,679
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	30,993
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,119
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	35,000	35,555
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	21,828
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	16,806
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	10,000	11,263
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	35,000	40,035
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,591
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,884
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	13,032
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	85,000	87,409
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	7,000	7,754
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	22,102
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	46,007
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	51,650
		457,409
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,576
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	70,000	74,896
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	15,151
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	10,581
		25,732
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,192
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	79,693
		89,885
Computer Services — 0.4%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,566
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	107,591
		213,157
Computers — 0.2%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	105,000	103,029
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	15,811
		118,840
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,209

7

Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	31,070
		42,279
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,283
Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	35,000	35,033
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	35,234
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	109,830
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	74,848
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	38,425
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	6,099
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	117,736
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	40,125
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,416
Citigroup, Inc. FRS Senior Notes 3.00% (3 ML+1.10%) due 05/17/2024	80,000	81,061
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	36,316
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	40,000	41,632
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	21,058
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	65,000	71,163
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,894
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,018
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,673
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	86,534
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	32,186
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	48,943
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	54,176
JPMorgan Chase & Co. FRS Senior Notes 3.17% (3 ML+1.23%) due 10/24/2023	30,000	30,510
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	90,000	93,310
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,143
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	53,146
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,482
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,162
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,227
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,180
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	30,976
Morgan Stanley Senior Notes 3.59% due 07/22/2028	85,000	90,382
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	42,593
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,641
		1,530,152
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,230

8

Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	83,323
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	45,463
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	26,554
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,627
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,742
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,562
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	30,002
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	31,100
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,457
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,256
		138,300
Electric-Integrated — 1.3%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,860
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,086
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	5,000	5,167
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	10,000	13,008
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	45,854
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	25,000	25,003
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	15,735
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,061
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,089
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	35,000	34,836
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,115
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	48,414
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,738
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	89,965
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	32,920
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,036
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	15,000	14,817
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	9,734
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	51,854
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,777
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,746
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,515
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	35,781
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	41,434
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	24,977
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	10,529

9

Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,343
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,258
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	31,257
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,549
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	15,000	15,251
		737,709
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	4,887
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,349
		17,236
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	70,000	72,713
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	45,000	49,207
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	23,090
		145,010
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	55,388
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,782
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	32,000	36,161
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,427
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	237
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	26,000	3
		242
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	164,211
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,155
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,524
		21,679
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	32,400
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	40,000	40,187
		72,587
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,141
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	26,393
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,336
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,401
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,091
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	14,867
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,897
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	22,056
		159,182

10

Insurance-Life/Health — 0.1%
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	15,755
Unum Group Senior Notes 4.50% due 12/15/2049	15,000	14,649
		30,404
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,638
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,450
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,053
		32,503
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	45,000	45,817
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	75,000	76,302
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	45,000	47,782
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	26,756
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	64,421
		261,078
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	20,939
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	16,148
		37,087
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,244
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	10,000	9,962
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	26,212
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	33,853
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,332
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,586
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	21,004
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,824
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,374
		168,391
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	25,000	25,153
HCA, Inc.
Senior Sec. Notes
4.13% due 06/15/2029	20,000	21,222
		46,375
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,875
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,192
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,710
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,721
		42,623
Oil Companies-Exploration & Production — 0.4%
Apache Corp. Senior Notes 4.25% due 01/15/2030	15,000	15,558
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	20,000	21,268
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,908
Hess Corp. Senior Notes 7.13% due 03/15/2033	43,000	54,388

11

Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	25,490
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	15,000	16,680
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	30,000	35,343
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	25,250
		199,885
Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	100,000	110,789
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,000	4,260
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	35,551
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	41,521
		192,121
Pipelines — 0.7%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	10,000	10,646
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	20,000	21,916
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,528
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	30,000	33,711
Energy Transfer Partners LP Company Guar. Notes 6.13% due 12/15/2045	20,000	23,195
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	15,000	14,149
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	29,488
MPLX LP Senior Notes 4.25% due 12/01/2027*	20,000	21,058
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	25,473
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,406
MPLX LP Senior Notes 5.20% due 12/01/2047*	5,000	5,325
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	15,000	15,242
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	10,000	9,965
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,601
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	10,000	11,263
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	20,000	20,693
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,200
Texas Eastern Transmission LP
Senior Notes
3.50% due 01/15/2028*	10,000	10,274
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	15,000	16,528
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	50,000	49,364
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	15,000	15,135
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,398
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	8,000	8,921
Williams Cos., Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,955
Williams Partners LP Senior Notes 6.30% due 04/15/2040	8,000	9,926
		409,360
Real Estate Investment Trusts — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	27,768
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	40,408

12

SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,870
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	61,816
		215,862
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	65,000	68,673
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,101
		73,774
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,040
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	35,000	35,315
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	50,000	53,302
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	68,894
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	50,000	55,626
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	16,715
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	22,062
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	25,000	27,868
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	35,109
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	57,963
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	40,000	46,692
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	3,000	3,707
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	19,350
		442,603
Television — 0.1%
CBS Corp. Senior Notes 3.70% due 06/01/2028	15,000	15,730
CBS Corp. Senior Notes 4.20% due 06/01/2029	20,000	21,797
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	25,000	26,627
		64,154
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,464
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	16,307
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	5,000	5,573
Altria Group, Inc.
Company Guar. Notes
5.38% due 01/31/2044	30,000	33,898
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	5,000	5,883
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	12,125
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	40,000	40,196
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	20,000	20,233
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	40,000	40,506
		193,185
Transport-Rail — 0.2%
CSX Corp. Senior Notes 2.40% due 02/15/2030	20,000	19,569
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	21,040
CSX Corp. Senior Notes 3.35% due 09/15/2049	10,000	9,864
CSX Corp. Senior Notes 4.30% due 03/01/2048	5,000	5,680

13

CSX Corp. Senior Notes 4.50% due 03/15/2049	5,000	5,860
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	4,968
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	63,062
130,043
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	16,992
Total U.S. Corporate Bonds & Notes (cost $7,960,604)	8,427,211
FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024	40,000	40,616
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	135,000	96,297
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	15,000	15,657
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,388
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	65,120
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	32,587
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	50,284
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	45,788
96,072
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000	5,624
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	30,000	30,724

Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	24,000	24,045
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*	85,000	90,639
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	11,129
125,813
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	10,000	11,019

Pipelines — 0.1%
TransCanada PipeLines, Ltd.
Senior Notes
4.63% due 03/01/2034	30,000		34,220
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		5,713
			39,933
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000		54,534
SupraNational Banks — 1.2%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	285,000	199,474
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	250,000	189,731
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	255,000	190,885
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	130,000	97,233
			677,323
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000		41,992

14

Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	23,161
Total Foreign Corporate Bonds & Notes (cost $1,423,391)		1,370,860
MUNICIPAL BONDS & NOTES — 0.7%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,420
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,293
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	33,460
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	34,000	45,780
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	100,000	124,787
State of California General Obligation Bonds 7.30% due 10/01/2039	30,000	45,811
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	8,006
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	61,091	63,754
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,507
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,276
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,306
Total Municipal Bonds & Notes (cost $369,710)		385,400
U.S. GOVERNMENT AGENCIES — 35.5%
Federal Home Loan Mtg. Corp. — 4.0%
2.50% due 01/01/2028	8,506	8,641
2.50% due 04/01/2028	20,134	20,454
3.00% due 08/01/2027	29,838	30,612
3.00% due 01/01/2050	1,000,000	1,015,092
3.50% due 03/01/2042	8,671	9,146
3.50% due 08/01/2042	51,305	54,114
3.50% due 09/01/2043	31,409	32,977
3.50% due 10/01/2048	589,508	607,074
4.00% due 03/01/2023	184	192
4.00% due 09/01/2040	3,339	3,583
4.00% due 10/01/2043	47,601	50,871
4.50% due 01/01/2039	1,364	1,479
5.00% due 12/01/2020	784	810
5.00% due 05/01/2021	6,331	6,546
5.00% due 07/01/2021	2,003	2,070
5.00% due 05/01/2034	23,474	25,918
5.50% due 05/01/2037	4,609	5,170
5.50% due 06/01/2037	2,513	2,822
6.50% due 05/01/2029	1,171	1,301
6.50% due 07/01/2035	1,412	1,607
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	1,710	1,765
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(7)	90,000	90,775
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	79,000	83,823
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(5)(7)(8)	199,900	10,376
Series K064, Class X1 0.61% due 03/25/2027(5)(7)(8)	371,088	14,235
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-HRP1, Class M2 3.44% (1 ML+1.65%) due 04/25/2043*(4)	18,376	18,434
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(4)	37,269	37,006
Series 3964, Class MD 2.00% due 01/15/2041(4)	4,516	4,506
Series 3883, Class PB 3.00% due 05/15/2041(4)	19,202	19,754
Series 1577, Class PK 6.50% due 09/15/2023(4)	1,452	1,525
Series 1226, Class Z 7.75% due 03/15/2022(4)	193	202
Federal Home Loan Mtg. Corp., SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	19,707	20,670
		2,183,550

15

Federal National Mtg. Assoc. — 7.3%
2.50% due 04/01/2028	33,757	34,209
2.50% due 02/01/2043	60,360	60,069
2.50% due 03/01/2043	114,238	113,687
2.66% due 03/01/2027	410,000	418,372
3.00% due 10/01/2027	12,711	13,044
3.00% due 12/01/2027	9,333	9,610
3.00% due 01/01/2028	21,271	21,831
3.50% due 03/01/2048	515,274	535,134
4.00% due 11/01/2025	3,387	3,533
4.00% due 09/01/2040	3,253	3,490
4.00% due 12/01/2040	56,636	59,939
4.00% due 11/01/2041	6,131	6,568
4.00% due 01/01/2042	14,453	15,478
4.00% due 12/01/2043	17,892	19,358
4.00% due 02/01/2049	821,021	855,893
4.50% due 01/01/2039	4,060	4,402
4.50% due 09/01/2039	10,990	11,926
4.50% due 09/01/2040	19,986	21,373
4.50% due 05/01/2041	7,780	8,442
5.00% due 05/01/2035	233	257
5.00% due 07/01/2040	15,780	17,404
5.50% due 10/01/2021	2,068	2,097
5.50% due 06/01/2022	1,201	1,226
5.50% due 12/01/2029	2,924	3,151
5.50% due 05/01/2034	9,567	10,289
5.50% due 08/01/2037	17,679	19,852
5.50% due 06/01/2038	3,998	4,488
6.00% due 06/01/2026	8,052	8,860
6.00% due 04/01/2027	42,379	46,601
6.00% due 12/01/2033	15,350	17,596
6.00% due 05/01/2034	9,090	10,413
6.50% due 06/01/2035	27,288	30,288
6.50% due 10/01/2037	1,607	1,795
7.00% due 06/01/2037	9,145	10,738
Federal National Mtg. Assoc. FRS
4.07% (12 ML+1.82%) due 10/01/2040	2,960	3,118
4.28% (12 ML+1.57%) due 05/01/2037	2,768	2,889
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-HRP1, Class M2 3.94% (1 ML+2.15%) due 11/25/2039*(4)	28,965	29,095
Series 2017-C01, Class 1M2 5.34% (1 ML+3.55%) due 07/25/2029(4)	35,000	37,040
Series 2016-C07, Class 2M2 6.14% (1 ML+4.35%) due 05/25/2029(4)	58,831	62,018
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(4)	39,894	39,136
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	68,153	68,442
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	36,521	36,247
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	5,827	5,807
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	16,160	16,045
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	32,876	32,559
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	33,556	33,837
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	30,648	30,863
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	89,883	90,203
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	49,621	49,767
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	44,316	45,213
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	12,484	12,837
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	26,199	26,763
Series 2017-72, Class B 3.00% due 09/25/2047(4)	43,316	44,229
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	43,362	44,156
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	66,378	68,097
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	48,950	50,070
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	19,174	19,974
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	48,220	50,290
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	44,638	45,577
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	50,243	51,851
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	39,945	41,432
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	44,617	45,895
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	40,380	42,245
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	49,916	51,398
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	30,573	31,462
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	39,975	41,695
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	59,311	61,239
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	22,706	23,777
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	46,513	48,701

16

Series 2019-7, Class CA 3.50% due 11/25/2057(4)		43,439	45,421
Series 2019-12, Class HA 3.50% due 11/25/2057(4)		42,663	44,564
Series 2019-28, Class JA 3.50% due 06/25/2059(4)		41,790	43,879
Series 2017-49, Class JA 4.00% due 07/25/2053(4)		38,006	39,408
Federal National Mtg. Assoc. STRIP
Series 415, Class A3 3.00% due 11/25/2042(4)		49,787	50,670
			4,009,322
Government National Mtg. Assoc. — 9.9%
3.00% due January 30 TBA		2,525,000	2,594,142
3.50% due January 30 TBA		1,500,000	1,545,879
4.00% due 09/15/2040		11,203	11,815
4.00% due 11/15/2040		48,126	51,033
4.00% due 07/20/2049		887,107	919,303
4.50% due 02/15/2039		5,908	6,430
4.50% due 08/15/2041		92,761	100,874
5.50% due 05/15/2036		4,882	5,235
6.00% due 09/15/2032		7,238	8,268
6.00% due 12/15/2033		25,986	29,675
7.00% due 07/15/2033		5,802	6,585
7.00% due 11/15/2033		6,995	8,036
8.00% due 11/15/2031		2,058	2,063
9.00% due 11/15/2021		43	43
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(4)		58,849	58,087
Series 2015-151, Class BA 1.70% due 10/20/2045(4)		37,112	36,798
Series 2013-37, Class LG 2.00% due 01/20/2042(4)		47,380	47,226
Series 2005-74, Class HA 7.50% due 09/16/2035(4)		56	60
Series 2005-74, Class HB 7.50% due 09/16/2035(4)		4,635	5,203
			5,436,755
Uniform Mtg. Backed Securities — 14.3%
2.50% due January 15 TBA		650,000	655,941
3.00% due January 15 TBA		875,000	896,773
3.00% due January 30 TBA		3,475,000	3,524,410
4.00% due January 30 TBA		1,365,000	1,419,707
4.50% due January 30 TBA		975,000	1,026,530
5.00% due January 30 TBA		300,000	320,719
			7,844,080
Total U.S. Government Agencies (cost $19,314,944)			19,473,707

U.S. GOVERNMENT TREASURIES — 13.9%
United States Treasury Bonds — 7.7%
1.00% due 02/15/2049 TIPS(12)		66,470	73,858
2.50% due 02/15/2045(10)		213,000	217,842
3.00% due 11/15/2045		170,000	190,626
3.00% due 02/15/2048		120,000	135,244
3.00% due 08/15/2048		305,000	344,376
3.00% due 02/15/2049		80,000	90,488
3.13% due 02/15/2043		100,000	113,645
3.13% due 05/15/2048		145,000	167,384
3.38% due 05/15/2044		1,960,000	2,324,437
3.63% due 02/15/2044		450,000	554,150
			4,212,050
United States Treasury Notes — 6.2%
0.25% due 07/15/2029 TIPS(12)		191,138	192,993
0.38% due 07/15/2027 TIPS(11)(12)		489,157	498,955
0.63% due 01/15/2026 TIPS(12)		292,402	301,362
0.88% due 01/15/2029 TIPS(12)		198,726	211,027
2.00% due 02/15/2023		605,000	612,090
2.38% due 05/15/2029		210,000	218,425
2.63% due 02/15/2029		710,000	752,988
3.13% due 11/15/2028		562,000	618,354
			3,406,194
Total U.S. Government Treasuries (cost $7,358,354)			7,618,244

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Government of Egypt Bonds
16.10% due 05/07/2029	EGP	920,000	64,434
Government of Romania
Senior Notes
3.88% due 10/29/2035	EUR	10,000	13,022
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	22,000	30,432
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	80,000	110,660
Government of Romania Senior Notes 6.13% due 01/22/2044		20,000	25,882
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		5,000	5,891
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,861
Total Foreign Government Obligations (cost $251,272)			267,182

OPTIONS - PURCHASED†(15) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $5,261)		210,000	7,123
Total Long-Term Investment Securities (cost $62,345,587)			64,532,690

17

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Foreign Government Obligations — 1.3%
Government of Japan Disc. Notes (0.17%) due 02/10/2020	JPY	80,000,000	736,405
Registered Investment Companies — 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class 1.52%(14)	936,353		936,353
Total Short-Term Investment Securities (cost $1,676,031)			1,672,758
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(16)	145,000		145,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	130,000		130,000
BNP Paribas SA Joint Repurchase Agreement(16)	130,000		130,000
Deutsche Bank AG Joint Repurchase Agreement(16)	160,000		160,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	145,000		145,000
Total Repurchase Agreements (cost $710,000)			710,000
TOTAL INVESTMENTS (cost $64,731,618)	122.1%		66,915,448
Liabilities in excess of other assets	(22.1)		(12,129,208)
NET ASSETS	100.0%		$54,786,240

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $9,201,784 representing 16.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$2,675	$267.52	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Collateralized Loan Obligation
(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2019.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	The rate shown is the 7-day yield as of December 31, 2019.
(15)	Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2020	Bank of America, N.A.	November 2030	1.70%	$210	$5,621	$7,123	$1,863

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

(16)	See Note 2 for details of Joint Repurchase Agreements.

18

ARS	—	Argentine Peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EGP	—	Egyptian Pound
EUR	—	Euro Dollar
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
REMIC	—	Real Estate Mortgage Investment Conduit
SCRT	—	Seasoned Credit Risk Transfer Trust
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date

TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
1	Short	Euro-Bund	March 2020	$192,775	$191,238	$1,537
2	Short	U.S. Treasury 10 Year Ultra Bonds	March 2020	284,821	281,406	3,415
17	Short	U.S. Treasury 5 Year Notes	March 2020	2,023,849	2,016,359	7,490
6	Short	U.S. Treasury Long Bonds	March 2020	953,062	935,437	17,625
						$30,067

						Unrealized
						Depreciation
9	Long	U.S. Treasury 10 Year Notes	March 2020	$1,162,249	$1,155,797	$(6,452)
5	Long	U.S. Treasury 2 Year Notes	March 2020	1,077,891	1,077,500	(391)
1	Long	U.S. Treasury Ultra Bonds	March 2020	186,812	181,656	(5,156)
						$(11,999)
Net Unrealized Appreciation (Depreciation)						$18,068

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	143,000	USD	159,637	03/18/2020	$—	$(1,520)
	USD	11,161	EUR	10,000	01/31/2020	76	—
						76	(1,520)
HSBC Bank USA	NZD	304,000	USD	199,955	01/31/2020	—	(4,770)

JPMorgan Chase Bank	JPY	80,000,000	USD	745,285	02/10/2020	7,638	—

Morgan Stanley & Co., Inc.	CAD	129,000	USD	98,011	01/31/2020	—	(1,345)

State Street Bank and Trust Co.	AUD	410,000	USD	281,337	01/31/2020	—	(6,585)
	CAD	250,000	USD	191,692	01/31/2020	—	(859)
	EUR	10,000	USD	11,232	01/31/2020	—	(5)
						—	(7,449)
Net Unrealized Appreciation (Depreciation)						$7,714	$(15,084)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

19

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	220	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(939)
USD	395	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,268)	(48,688)
USD	125	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	1,908
USD	65	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	1,022
USD	210	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.73%/Semi-annually	—	3,091
USD	110	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.76%/Semi-annually	—	1,242
USD	105	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	1,142
USD	100	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	1,079
USD	95	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	1,064
					$(8,268)	$(39,079)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$2,675	$2,675
Other Industries	16,809,770	—	—	16,809,770
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	217,550	—	217,550
Asset Backed Securities	—	9,952,966	—	9,952,966
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	237	5	242
Other Industries	—	8,426,969	—	8,426,969
Foreign Corporate Bonds & Notes	—	1,370,860	—	1,370,860
Municipal Bond & Notes	—	385,400	—	385,400
U.S. Government Agencies	—	19,473,707	—	19,473,707
U.S. Government Treasuries	—	7,618,244	—	7,618,244
Foreign Government Obligations	—	267,182	—	267,182
Options-Purchased	—	7,123	—	7,123
Short-Term Investment Securities:
Foreign Government Obligations	—	736,405	—	736,405
Registered Investment Companies	936,353	—	—	936,353
Repurchase Agreements	—	710,000	—	710,000
Total Investments at Value	$17,746,123	$49,166,643	$2,682	$66,915,448

Other Financial Instruments:†
Futures Contracts	$30,067	$—	$—	$30,067
Forward Foreign Currency Contracts	—	7,714	—	7,714
Centrally Cleared Interest Rate Swap Contracts	—	10,548	—	10,548
Total Other Financial Instruments	$30,067	$18,262	$—	$48,329

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,999	$—	$—	$11,999
Forward Foreign Currency Contracts	—	15,084	—	15,084
Centrally Cleared Interest Rate Swap Contracts	—	49,627	—	49,627
Total Other Financial Instruments	$11,999	$64,711	$—	$76,710

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 16.0%
Aerospace/Defense-Equipment — 0.2%
HEICO Corp., Class A	1,059	$94,812
Applications Software — 1.2%
Intuit, Inc.	417	109,225
ServiceNow, Inc.†	1,415	399,483
		508,708
Building-Maintenance & Services — 0.2%
Rollins, Inc.	3,093	102,564
Chemicals-Specialty — 0.8%
Ecolab, Inc.	1,868	360,505
Commercial Services-Finance — 0.5%
Adyen NV†*	136	111,515
S&P Global, Inc.	423	115,500
		227,015
Computer Aided Design — 0.3%
Autodesk, Inc.†	650	119,249
Computer Software — 0.2%
Twilio, Inc., Class A†	717	70,467
Consulting Services — 0.7%
Gartner, Inc.†	1,121	172,746
Verisk Analytics, Inc.	762	113,797
		286,543
Containers-Metal/Glass — 0.2%
Ball Corp.	1,667	107,805
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	553	114,217
Data Processing/Management — 0.2%
Broadridge Financial Solutions, Inc.	859	106,121
Diagnostic Equipment — 0.3%
Danaher Corp.	792	121,556
Distribution/Wholesale — 0.3%
Copart, Inc.†	1,320	120,041
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	273	504,460
E-Commerce/Services — 0.4%
MercadoLibre, Inc.†	304	173,870
Electronic Measurement Instruments — 0.3%
Roper Technologies, Inc.	306	108,394
Enterprise Software/Service — 2.0%
Atlassian Corp. PLC, Class A†	872	104,936
Coupa Software, Inc.†	1,265	185,006
Veeva Systems, Inc., Class A†	1,816	255,439
Workday, Inc., Class A†	2,000	328,900
		874,281
Finance-Other Services — 0.5%
CME Group, Inc.	522	104,776
Intercontinental Exchange, Inc.	1,143	105,784
		210,560
Internet Application Software — 0.4%
Okta, Inc.†	1,570	181,131
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	543	111,451
Twitter, Inc.†	8,936	286,399
		397,850
Internet Content-Information/News — 0.6%
Spotify Technology SA†	1,816	271,583
Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	672	397,253
Medical-Drugs — 0.5%
Zoetis, Inc.	1,494	197,731
Multimedia — 0.6%
Walt Disney Co.	1,882	272,194
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	1,163	105,589
Retail-Restaurants — 0.3%
Starbucks Corp.	1,636	143,837
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	4	1,070
Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	235	109,183
Transport-Rail — 0.4%
Union Pacific Corp.	1,046	189,106
Web Hosting/Design — 0.6%
Shopify, Inc., Class A†	659	262,005
Web Portals/ISP — 0.5%
Alphabet, Inc., Class C†	148	197,879
Total Common Stocks (cost $6,458,511)		6,937,579
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(3)	$275,000	299,131
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	8,000	1
Total Preferred Securities/Capital Securities (cost $254,077)		299,132
ASSET BACKED SECURITIES — 22.4%
Diversified Financial Services — 22.4%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.96% (1 ML+0.17%) due 01/25/2037(4)	19,304	18,998
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	39,605
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(5)	37,700	38,127

1

Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.37% (1 ML+1.58%) due 10/25/2034	2,845	2,884
Atrium XII FRS Series 12A, Class AR 2.78% (3 ML+0.83%) due 04/22/2027*(6)	250,000	249,919
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.12% (3 ML+1.12%) due 01/18/2025*(6)	48,468	48,445
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(5)(7)(8)	991,900	48,467
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(5)(7)(8)	998,986	67,054
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	89,906	91,446
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	61,435	61,960
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	55,366	55,986
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	56,963	57,857
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	57,332	58,691
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	72,850	74,545
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.59% (1 ML+0.85%) due 08/15/2036*(8)	153,000	152,424
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.98% due 02/25/2036(4)(5)	92,001	87,407
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 2.99% (1 ML + 1.20%) due 10/25/2028*(4)	39,444	39,453
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.09% (1 ML+ 1.30%) due 03/25/2029*(4)	50,901	50,942
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 3.19% (1 ML + 1.40%) due 10/25/2029*(4)	150,000	150,047
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(5)(7)(8)	211,811	7,148
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(7)(8)	369,000	12,613
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(5)(7)(8)	998,207	48,361
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	8,500	8,512
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 4.29% (1 ML + 2.55%) due 12/15/2037*(8)	100,000	100,470
Century Plaza Towers Series 2019-CPT, Class A 2.87% due 11/13/2039*(8)	100,000	100,447
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	4,275	4,280
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	83,585	83,912
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	75,000	79,733
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	39,857	39,734
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	1,221	1,221
COLT Funding LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(4)(5)	94,727	94,567
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(5)	69,008	69,118
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 3.09% (3 ML+1.15%) due 10/25/2028*(6)	250,000	249,931
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 2.64% (1 ML+0.90%) due 10/15/2036*(8)	100,000	100,000
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	75,000	79,797
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	155,000	161,143

2

Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	144,872	151,712
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	149,000	158,060
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	35,178	29,377
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(5)(7)(8)	1,138,843	37,681
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(8)	90,000	91,948
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(5)	42,417	42,395
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(5)	23,519	23,483
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(4)(5)	109,513	109,839
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,250	60,934
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	34,751
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	79,253
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.88% due 05/25/2035(4)(5)	65,026	65,054
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 3.69% (1 ML+1.90%) due 11/26/2029*(4)	150,000	150,544
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	160,000	162,104
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	40,000	45,457
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(8)	100,000	102,237
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(8)	90,000	93,576
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	140,000	148,568
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.86% due 03/25/2047(4)(5)	17,888	15,693
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.44% due 04/25/2036(4)(5)	6,006	5,137
Home Re, Ltd. FRS Series 2018-1, Class M1 3.39% (1 ML + 1.60%) due 10/25/2028*(4)	39,283	39,295
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.33% (1 ML+0.54%) due 05/25/2035(4)	48,158	47,955
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(8)	64,000	67,967
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(8)	85,000	88,257
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(4)(9)	96,961	96,816
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1
3.25% due 11/25/2059*(4)(9)	99,223	99,296
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	125,421	126,630
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 3.48% (1 ML+1.70%) due 03/01/2024*(4)	62,140	63,507
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.28% (1 ML + 1.50%) due 05/01/2024*(4)	90,954	91,296
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.22% due 12/25/2034(4)(5)	18,395	19,027
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.36% due 02/25/2035(4)(5)	10,855	10,971
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	70,916	70,909
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(5)(7)(8)	242,620	9,359

3

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(8)	85,000	90,169
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	25,000	26,581
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.44% due 06/15/2050(5)(7)(8)	127,492	9,311
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	105,000	106,957
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	28,665	20,985
MortgageIT Trust FRS Series 2005-4, Class A1 2.07% (1 ML+0.28%) due 10/25/2035(4)	86,173	86,220
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*(4)	100,000	99,859
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.54% (1 ML + 0.75%) due 01/25/2048*(4)	89,965	89,720
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.29% (1 ML+1.50%) due 06/25/2057*(4)	73,971	74,889
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(4)(5)	89,943	91,665
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(5)	66,558	68,698
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(5)	60,282	62,257
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(4)(5)	69,809	72,358
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5))	112,402	116,712
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(5)	114,466	119,406
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	88,855	92,326
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	70,109	73,086
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	94,608	98,249
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	10,423	10,567
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	62,642	62,837
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	62,180	62,230
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 3.19% (1 M + 1.40%) due 07/25/2029*(4)	128,955	129,118
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.85% (3 ML+0.85%) due 04/17/2027*(6)	156,011	155,932
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	100,000	100,120
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	111,976	111,958
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.89% (1 ML+0.10%) due 02/25/2037	41,283	26,463
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 3.70% (1 ML+2.00%) due 03/27/2024*(4)	90,584	90,501
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 2.99% (1 ML+1.2%) due 06/25/2029*(4)	78,336	78,336
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.92% (1 ML+0.13%) due 05/25/2037	101,040	76,923
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	24,321	24,360
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	8,350	8,370
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.04% (1 ML+0.25%) due 11/25/2036	195,000	183,141
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	145,085

4

Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	21,048	21,056
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 2.81% (3 ML+0.84%) due 04/20/2028*(6)	250,000	248,737
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	45,782	45,667
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.39% (1 ML+0.60%) due 02/25/2057*	62,451	62,296
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	42,876	43,053
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	114,006	114,784
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	52,237	52,581
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	83,228	83,718
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	58,612	58,845
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	116,057	116,759
Vericrest Opportunity Loan Transferee Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*	94,898	94,851
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	94,792	94,427
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	94,949	94,719
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	45,600	45,628
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	93,409	93,408
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.12% due 09/15/2057(5)(7)(8)	961,564	33,628
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	80,000	84,731
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(5)(8)	10,000	10,139
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.56% due 10/25/2036(4)(5)	21,306	21,155
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,000	49,827
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	54,915
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,747
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(5)(7)(8)	482,280	2,722
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	145,000	154,437
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	130,000	138,298
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	60,000	64,110
Total Asset Backed Securities (cost $9,579,483)		9,709,959
U.S. CORPORATE BONDS & NOTES — 19.1%
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 3.25% due 02/01/2035	40,000	40,938
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	25,000	29,335
		70,273
Aerospace/Defense-Equipment — 0.4%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	45,000	45,714
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	40,000	42,114
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	5,000	5,140
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	20,000	21,088
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,717
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	17,751

5

United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,266
		170,790
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	22,615
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	23,703
		46,318
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,500
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,529
General Motors Co. Senior Notes 5.20% due 04/01/2045	15,000	15,150
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	5,178
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,543
General Motors Co. Senior Notes 6.75% due 04/01/2046	45,000	52,791
		103,691
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	41,114
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	60,000	60,079
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	40,176
		100,255
Banks-Super Regional — 1.1%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	30,053
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	34,228
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	55,204
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	35,033
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,860
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	25,623
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,683
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	65,000	69,099
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,293
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,116
		461,192
Brewery — 0.7%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes
3.75% due 07/15/2042	45,000	46,530
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,444
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	17,544
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	120,000	151,012
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	25,352
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	40,000	40,498
		292,380
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,612
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	22,604
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	30,000	38,174
		72,390

6

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	27,000	28,384
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	28,340
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	21,090
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,442
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	37,192
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,238
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	30,476
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	21,828
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,602
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	50,000	57,193
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	17,386
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,884
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	13,032
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	83,000	85,352
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,539
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,311
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	51,119
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	51,650
		457,334
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,576
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	70,000	74,896
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	15,151
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	10,581
		25,732
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,192
IHS Markit, Ltd. Senior Notes
4.13% due 08/01/2023	70,000	74,380
		84,572
Computer Services — 0.5%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	105,566
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	107,591
		213,157
Computers — 0.3%
Apple, Inc. Senior Notes 2.20% due 09/11/2029	100,000	98,122
Apple, Inc.Senior Notes 3.45% due 02/09/2045	15,000	15,812
		113,934
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,209
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	31,070
		42,279

7

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,283
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	35,234
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,293
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	120,290
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	42,770
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	38,425
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	123,932
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,875
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	45,140
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,416
Citigroup, Inc. FRS Senior Notes 3.00% (3 ML+1.10%) due 05/17/2024	80,000	81,061
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	36,316
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	30,000	31,224
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	21,058
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	70,000	76,637
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,894
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,673
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,632
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	62,989
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	75,000	81,508
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	16,539
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	10,000	13,984
JPMorgan Chase & Co. FRS Senior Notes 3.17% (3 ML+1.23%) due 10/24/2023	30,000	30,510
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	51,839
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,520
JPMorgan Chase & Co.
Senior Notes 3.51% due 01/23/2029	50,000	53,146
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	48,482
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	42,162
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	54,922
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,190
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,479
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	16,521
Morgan Stanley Senior Notes 3.59% due 07/22/2028	70,000	74,432
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	15,972
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	54,103
Morgan Stanley Senior Notes 4.43% due 01/23/2030	15,000	16,966
		1,479,134

8

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,230
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	80,000	83,323
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	45,463
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	26,554
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,627
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,742
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	23,562
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	30,002
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	31,100
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,457
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,256
		138,300
Electric-Integrated — 1.7%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	21,146
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,086
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,334
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	6,504
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	45,854
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	25,000	25,003
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	15,735
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,061
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,089
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	35,000	34,836
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,115
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	48,414
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	5,738
Georgia Power Co. Senior Notes
2.00% due 09/08/2020	90,000	89,965
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	32,920
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,036
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	20,000	19,756
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,408
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	51,854
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	4,777
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,747
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	5,515
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	35,781
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	41,434
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	24,977
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,370

9

Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,343
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,258
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	31,257
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	5,549
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	10,000	10,167
		734,029
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	4,887
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,349
		17,236
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	75,000	77,907
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	40,000	43,739
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	23,090
		144,736
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	55,388
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,782
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	28,251
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,427
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	125
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	11,000	1
		127
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	164,211
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,155
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,524
		21,679
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	28,080
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	40,000	40,187
		68,267
Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,141
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,836
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	26,670
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	17,102
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,091
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	14,867
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,897
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	22,056
		159,660

10

Insurance-Life/Health — 0.1%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,503
Unum Group Senior Notes 4.50% due 12/15/2049	20,000	19,533
		30,036
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	10,638
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,450
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,053
		32,503
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	45,000	45,817
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	75,000	76,302
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	45,000	47,782
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	26,756
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	64,421
		261,078
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	20,939
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	16,148
		37,087
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,244
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	5,000	4,981
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	28,211
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,968
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	25,331
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	20,586
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	15,753
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,824
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	5,000	5,374
		138,272
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	20,000	20,123
HCA, Inc.
Senior Sec. Notes 4.13% due 06/15/2029	20,000	21,221
		41,344
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	26,000	26,910
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,192
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,710
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	5,721
		42,623
Oil Companies-Exploration & Production — 0.5%
Apache Corp. Senior Notes 4.25% due 01/15/2030	15,000	15,558
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	20,000	21,268
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,908
Hess Corp. Senior Notes 7.13% due 03/15/2033	43,000	54,388

11

Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	25,490
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	15,000	16,680
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	30,000	35,343
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	25,250
		199,885
Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	95,000	105,249
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	29,626
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	41,521
		176,396
Pipelines — 1.0%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	20,000	21,293
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	25,000	27,395
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,528
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	28,093
Energy Transfer Partners LP Company Guar. Notes 6.13% due 12/15/2045	20,000	23,195
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	17,000	16,035
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	29,488
MPLX LP Senior Notes 4.25% due 12/01/2027*	30,000	31,587
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	20,379
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,406
MPLX LP Senior Notes 5.20% due 12/01/2047*	5,000	5,325
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	15,000	15,242
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	10,000	9,965
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,600
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	10,000	11,263
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	15,520
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,200
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,274
Valero Energy Partners LP
Company Guar. Notes 4.50% due 03/15/2028	20,000	22,037
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	45,000	44,428
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	20,000	20,180
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,398
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	10,000	11,910
Williams Cos., Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,576
Williams Cos., Inc. Senior Notes 6.30% due 04/15/2040	5,000	6,204
		426,521
Real Estate Investment Trusts — 0.5%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	27,768
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	40,408
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,870

12

SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	72,119
		226,165
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	60,000	63,391
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,100
		68,491
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	25,000	26,040
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	35,000	35,315
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	60,000	63,962
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	15,000	16,322
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	16,476
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	31,000	34,447
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	55,000	61,188
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	3,239
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,572
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	22,062
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	55,000	61,311
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	69,555
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	17,510
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	4,000	4,942
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	19,350
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	18,839
		450,090
Television — 0.1%
ViacomCBS, Inc. Senior Notes 3.70% due 06/01/2028	15,000	15,730
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	20,000	21,797
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	25,000	26,627
		64,154
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,848
Altria Group, Inc.
Company Guar. Notes 4.40% due 02/14/2026	15,000	16,307
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	25,000	27,867
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	33,898
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	12,125
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	35,171
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,175
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	40,000	40,506
		194,897
Transport-Rail — 0.3%
CSX Corp. Senior Notes 2.40% due 02/15/2030	15,000	14,677
CSX Corp. Senior Notes 3.25% due 06/01/2027	35,000	36,820
CSX Corp. Senior Notes 3.35% due 09/15/2049	5,000	4,932
CSX Corp. Senior Notes 4.30% due 03/01/2048	10,000	11,361

13

Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000		4,968
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000		63,061
			135,819
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000		16,992
Total U.S. Corporate Bonds & Notes (cost $7,827,839)			8,288,074
FOREIGN CORPORATE BONDS & NOTES — 3.1%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024	35,000		35,539
Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	130,000	92,730
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	10,000		10,438
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000		14,388
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000		59,693
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000		32,587
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000		50,284
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000		45,788
			96,072
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	5,000		5,624
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	30,000		30,724
Oil Companies-Integrated — 0.3%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	24,000		24,045
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*	85,000		90,639
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	11,257
			125,941
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	5,000		5,509
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	30,000		34,220
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		5,713
			39,933
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000		54,534
SupraNational Banks — 1.5%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	275,000	192,475
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	245,000	185,936
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	250,000	187,143
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	125,000	93,493
			659,047
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000		41,992
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000		23,161
Total Foreign Corporate Bonds & Notes (cost $1,382,896)			1,327,912

14

MUNICIPAL BONDS & NOTES — 0.9%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,420
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,293
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	33,460
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	39,048
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	118,548
State of California General Obligation Bonds 7.55% due 04/01/2039	35,000	56,141
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	61,091	63,754
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,506
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,276
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,306
Total Municipal Bonds & Notes (cost $350,036)		374,752
U.S. GOVERNMENT AGENCIES — 45.6%
Federal Home Loan Mtg. Corp. — 3.1%
2.50% due 01/01/2028	4,861	4,938
2.50% due 04/01/2028	10,067	10,227
3.00% due 08/01/2027	4,481	4,597
3.00% due 10/01/2042	14,019	14,515
3.00% due 11/01/2042	5,679	5,855
3.00% due 02/01/2043	23,198	23,921
3.00% due 08/01/2043	47,489	49,035
3.00% due 06/01/2049	47,405	48,170
3.00% due 01/01/2050	800,000	812,074
3.50% due 02/01/2042	5,585	5,890
3.50% due 03/01/2042	3,468	3,658
3.50% due 09/01/2043	17,450	18,321
4.00% due 03/01/2023	92	96
4.00% due 10/01/2043	9,154	9,783
4.50% due 01/01/2039	618	670
5.00% due 12/01/2020	240	248
5.00% due 07/01/2021	1,418	1,466
5.00% due 05/01/2034	7,960	8,793
5.50% due 07/01/2034	5,050	5,665
5.50% due 07/01/2035	4,867	5,479
5.50% due 04/01/2037	1,755	1,974
5.50% due 05/01/2037	1,620	1,817
5.50% due 08/01/2037	9,482	10,642
6.50% due 05/01/2029	1,565	1,738
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	812	839
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(8)	100,000	100,861
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(5)(7)(8)	204,898	10,636
Series K064, Class X1 0.61% due 03/25/2027(5)(7)(8)	376,036	14,424
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	82,000	87,006
Federal Home Loan Mtg. Corp., SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	19,707	20,670
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-HRP1, Class M2 3.44% (1 ML+1.65%) due 04/25/2043*(4)	18,376	18,434
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(4)	35,798	35,546
Series 3964, Class MD 2.00% due 01/15/2041(4)	623	622
Series 3883, Class PB 3.00% due 05/15/2041(4)	19,423	19,981
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,323	2,439
Series 1226, Class Z 7.75% due 03/15/2022(4)	270	282
		1,361,312
Federal National Mtg. Assoc. — 9.3%
2.50% due 02/01/2043	120,721	120,139
2.50% due 03/01/2043	115,200	114,645
2.66% due 03/01/2027	210,000	214,288
2.78% due 03/01/2027	73,700	75,741
3.00% due 01/01/2028	7,977	8,187
3.50% due 11/01/2047	665,749	691,298
4.00% due 11/01/2040	44,371	47,589
4.00% due 11/01/2041	2,409	2,580
4.00% due 10/01/2043	35,329	37,030

15

4.00% due 11/01/2043	4,988	5,333
4.00% due 12/01/2043	26,620	28,801
4.00% due 02/01/2049	841,046	876,769
4.50% due 01/01/2039	1,624	1,761
4.50% due 06/01/2039	27,993	30,061
4.50% due 05/01/2041	4,064	4,410
5.00% due 07/01/2040	15,038	16,514
5.50% due 06/01/2020	6,350	6,367
5.50% due 03/01/2021	1,922	1,937
5.50% due 04/01/2021	2,668	2,681
5.50% due 06/01/2021	13,585	13,736
5.50% due 10/01/2021	7,216	7,322
5.50% due 12/01/2021	16,267	16,419
5.50% due 06/01/2022	24,904	25,329
5.50% due 12/01/2029	943	1,016
5.50% due 05/01/2034	1,899	2,042
5.50% due 08/01/2037	5,893	6,617
5.50% due 06/01/2038	480	539
6.00% due 06/01/2026	8,052	8,861
6.00% due 03/01/2027	10,876	11,970
6.00% due 12/01/2033	1,363	1,562
6.00% due 05/01/2034	5,170	5,922
6.00% due 08/01/2034	423	485
6.00% due 06/01/2040	2,706	3,103
6.50% due 11/01/2035	2,708	3,097
6.50% due 10/01/2037	913	1,020
7.00% due 06/01/2037	9,145	10,738
Federal National Mtg. Assoc. FRS
4.07% (12 ML+1.82%) due 10/01/2040	1,409	1,485
4.28% (12 ML+1.57%) due 05/01/2037	1,359	1,418
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.34% (1 ML+3.55%) due 07/25/2029(4)	35,000	37,040
Series 2016-C07, Class 2M2 6.14% (1 ML+4.35%) due 05/25/2029(4)	58,831	62,017
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-HRP1, Class M2 3.94% (1 ML+2.15%) due 11/25/2039*(4)	28,965	29,095
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	66,214	66,495
Series 2013-43, Class XP 1.50% due 08/25/2041(4)	37,994	37,273
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	35,261	34,997
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	32,876	32,559
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	4,019	4,005
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	16,160	16,045
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	49,621	49,767
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	30,648	30,863
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	33,556	33,837
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	85,152	85,454
Series 2017-72, Class B 3.00% due 09/25/2047(4)	43,316	44,229
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	43,362	44,156
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	26,199	26,763
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	12,484	12,837
Series 2017-96, Class PA 3.00% due 12/25/2054(4) 4	52,716	53,922
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	66,378	68,097
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	44,877	45,785
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	43,972	45,864
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	46,980	48,374
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	59,311	61,239
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	44,418	46,470
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	48,220	50,291
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	22,706	23,777
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	46,513	48,701
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	46,218	48,278
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	43,439	45,421
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	44,617	45,895
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	41,790	43,879
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	28,662	29,496
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	39,945	41,432
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	44,638	45,577
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	50,243	51,851
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	38,006	39,408
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	19,174	19,974
Federal National Mtg. Assoc.
STRIPS Series 415, Class A3 3.00% due 11/25/2042(4)	49,787	50,670
		4,010,645

16

Government National Mtg. Assoc. — 12.3%
3.00% due January 30 TBA	2,925,000		3,005,095
3.50% due January 30 TBA	560,000		577,128
4.00% due 10/15/2040	17,344		18,518
4.00% due 02/15/2041	8,704		9,269
4.00% due 09/15/2041	11,086		11,804
4.00% due 10/15/2041	5,120		5,359
4.00% due 07/20/2049	887,107		919,303
4.50% due 06/15/2041	108,752		118,312
5.00% due 01/15/2033	1,067		1,147
5.00% due 01/15/2040	45,884		51,072
5.00% due January 30 TBA	300,000		320,308
5.50% due 04/15/2036	55,753		59,982
6.50% due 07/15/2028	53,789		59,336
6.50% due 08/15/2028	3,293		3,633
6.50% due 09/15/2028	6,059		6,782
6.50% due 11/15/2028	8,783		9,689
7.00% due 01/15/2033	4,325		4,988
7.00% due 05/15/2033	6,043		6,935
7.00% due 11/15/2033	2,735		3,142
8.00% due 02/15/2030	1,147		1,194
9.00% due 11/15/2021	48		49
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	120		129
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	1,700		1,908
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,351		1,559
Series 2015-56, Class LB 1.50% due 04/16/2040(4)	56,495		55,764
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	37,112		36,797
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	47,380		47,226
			5,336,428
Uniform Mtg. Backed Securities — 20.9%
2.50% due January 15 TBA	625,000		630,713
3.00% due January 15 TBA	975,000		999,261
3.00% due January 30 TBA	3,425,000		3,473,699
3.50% due January 30 TBA	975,000		1,002,993
4.00% due January 30 TBA	1,390,000		1,445,709
4.50% due January 30 TBA	875,000		921,245
5.50% due January 30 TBA	200,000		215,375
6.00% due January 30 TBA	300,000		330,562
			9,019,557
Total U.S. Government Agencies (cost $19,577,644)			19,727,942
U.S. GOVERNMENT TREASURIES — 17.9%
United States Treasury Bonds — 9.8%
1.00% due 02/15/2049 TIPS(10)	61,357		68,177
2.25% due 08/15/2046	225,000		219,217
2.50% due 02/15/2045(12)	150,000		153,410
3.00% due 05/15/2045(13)	370,000		414,010
3.00% due 11/15/2045	202,000		226,508
3.00% due 02/15/2048	365,000		411,366
3.00% due 08/15/2048	180,000		203,238
3.38% due 05/15/2044	1,185,000		1,405,336
3.63% due 08/15/2043	105,000		129,027
3.63% due 02/15/2044	105,000		129,302
3.75% due 11/15/2043	105,000		131,574
5.00% due 05/15/2037	256,000		362,830
6.75% due 08/15/2026	285,000		373,294
			4,227,289
United States Treasury Notes — 8.1%
United States Treasury Notes
0.25% due 07/15/2029 TIPS(10)	186,108		187,914
0.38% due 07/15/2027 TIPS(10)	473,378		482,860
0.63% due 01/15/2026 TIPS(10)	286,987		295,782
0.88% due 01/15/2029 TIPS(10)	203,822		216,438
2.00% due 02/15/2023	590,000		596,914
2.25% due 12/31/2023	670,000		685,258
2.38% due 05/15/2029	205,000		213,224
2.63% due 02/15/2029	405,000		429,522
2.88% due 05/15/2028	245,000		263,882
2.88% due 08/15/2028	134,000		144,521
			3,516,315
Total U.S. Government Treasuries (cost $7,404,504)			7,743,604
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Dominican Republic Senior Notes 6.40% due 06/05/2049*	150,000		164,437
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	885,000	61,982
Government of Romania Senior Notes 3.88% due 10/29/2035	EUR	10,000	13,022
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	75,000	103,744
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	22,000	30,432
Government of Romania Senior Notes 6.13% due 01/22/2044	20,000		25,882

17

Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	5,000		5,892
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	16,000		16,861
Total Foreign Government Obligations (cost $390,456)			422,252
OPTIONS — PURCHASED†(11) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $5,261)	210,000		7,124
Total Long-Term Investment Securities (cost $53,230,707)			54,838,330

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Foreign Government Obligations — 1.6%
Government of Japan Bills (0.17)% due 02/10/2020	JPY	75,000,000	690,380
Registered Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 1.52%(14)	288,642		288,642
Total Short-Term Investment Securities (cost $982,091)			979,022
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(15)	85,000		85,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	75,000		75,000
BNP Paribas SA Joint Repurchase Agreement(15)	75,000		75,000
Deutsche Bank AG Joint Repurchase Agreement(15)	100,000		100,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	85,000		85,000
Total Repurchase Agreements (cost $420,000)			420,000
TOTAL INVESTMENTS (cost $54,632,798)	130.0%		56,237,352
Liabilities in excess of other assets	(30.0)		(12,982,569)
NET ASSETS	100.0%		$43,254,783

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $8,609,978 representing 19.9% of net assets.

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$1,070	$268.00	0.00%

(3)                                 Perpetual maturity - maturity date reflects the next call date.

(4)                                 Collateralized Mortgage Obligation

(5)                                 Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)                                 Collateralized Loan Obligation

(7)                                 Interest Only

(8)                                 Commercial Mortgage Backed Security

(9)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  The rate reflected is as of December 31, 2019.

(10)                          Principal amount of security is adjusted for inflation.

(11)                          Put Options — Purchased

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2020	Bank of America	November 2020	1.70%	$210	$5,261	$7,124	$1,863

BBA — British Bankers’ Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(12)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts

(13)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(14)                          The rate shown is the 7-day yield as of December 31, 2019.

(15)                          See Note 2 for details of Joint Repurchase Agreements.

(16)                          Denominated in United States dollars unless otherwise indicated.

ARS                       — Argentine Peso

AUD                     — Australian Dollar

CAD                     — Canadian Dollar

CLO                      —  Collateralized Loan Obligation

DAC                     — Designated Activity Company

EGP                        — Egyptian Pound

EUR                      — Euro Currency

JPY                           — Japanese Yen

NZD                      — New Zealand Dollar

REMIC     — Real Estate Mortgage Investment Conduit

18

SCRT	—	Structured Credit Risk Transfer
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML                  — 1 Month USD LIBOR

3 ML                  — 3 Month USD LIBOR

6 ML                  — 6 Month USD LIBOR

12 ML           — 12 Month USD LIBOR

1 Yr USTYCR                   — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
1	Short	Euro Bund	March 2020	$192,776	$191,239	$1,537
20	Short	U.S. Treasury 5 Year Notes	March 2020	2,381,004	2,372,187	8,817
2	Short	U.S. Treasury 10 Year Ultra Bonds	March 2020	284,828	281,406	3,422
3	Short	U.S. Treasury Long Bonds	March 2020	476,531	467,719	8,812
						$22,588

						Unrealized
						(Depreciation)
4	Long	U.S. Treasury 10 Year Bonds	March 2020	$514,703	$513,687	$(1,016)
1	Long	U.S. Treasury Ultra Bonds	March 2020	186,937	181,656	(5,281)
						$(6,297)
	Net Unrealized Appreciation (Depreciation)					$16,291

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	137,000	USD	152,939	03/18/2020	$—	$(1,456)
	USD	5,580	EUR	5,000	01/31/2020	38
						38	(1,456)
HSBC Bank USA	NZD	293,000	USD	192,720	01/31/2020	—	(4,599)
JPMorgan Chase Bank	JPY	75,000,000	USD	698,705	02/10/2020	7,161	—
Morgan Stanley & Co., Inc.	CAD	124,000	USD	94,212	01/31/2020	—	(1,293)
State Street Bank and Trust Co.	AUD	400,000	USD	274,475	01/31/2020	—	(6424)
	CAD	245,000	USD	187,858	01/31/2020	—	(842)
	EUR	5,000	USD	5,616	01/31/2020	—	(2)
						—	(7,268)
Net Unrealized Appreciation (Depreciation)						$7,199	$(14,616)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	335	09/29/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.00%/Annually	$6,849	$5,758
USD	295	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,175)	(36,362)
USD	205	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.73%/Semi-annually	—	3,018
USD	125	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	1,908
USD	60	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	943
USD	100	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.76%/Semi-annually	—	1,129
USD	105	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	1,142
USD	95	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	1,025
USD	95	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	1,064
					$674	$(20,375)

BBA — British Bankers’ Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$1,070	$1,070
Other Industries	6,936,509	—	—	6,936,509
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	299,131	—	299,131
Asset Backed Securities	—	9,709,959	—	9,709,959
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	125	2	127
Other Industries	—	8,287,947	—	8,287,947
Foreign Corporate Bonds & Notes	—	1,327,912	—	1,327,912
Municipal Bond & Notes	—	374,752	—	374,752
U.S. Government Agencies	—	19,727,942	—	19,727,942
U.S. Government Treasuries	—	7,743,604	—	7,743,604
Foreign Government Obligations	—	422,252	—	422,252
Options-Purchased	—	7,124	—	7,124
Short-Term Investment Securities:
Foreign Government Obligations	—	690,380	—	690,380
Registered Investment Companies	288,642	—	—	288,642
Repurchase Agreements	—	420,000		420,000
Total Investments at Value	$7,225,151	$49,011,128	$1,073	$56,237,352

Other Financial Instruments:†
Futures Contracts	$22,588	$—	—	$22,588
Forward Foreign Currency Contracts	—	7,199	—	7,199
Centrally Cleared Interest Rate Swap Contracts	—	15,987	—	15,987
Total Other Financial Instruments	$22,588	$23,186	$—	$45,774

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,297	$—	$—	$6,297
Forward Currency Contracts	—	14,616	—	14,616
Centrally Cleared Interest Rate Swap Contracts	—	36,362	—	36,362
Total Other Financial Instruments	$6,297	$50,978	$—	$57,275

*      For a detailed presentation of investments, please refer to the Portfolio of Investments.

†      Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

19

SEASONS SERIES TRUST SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 75.9%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	6,810	$157,311
Omnicom Group, Inc.	5,849	473,886
		631,197
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	527	1,507
Aerospace/Defense — 1.3%
Dassault Aviation SA	33	43,309
Lockheed Martin Corp.	2,936	1,143,219
Northrop Grumman Corp.	2,905	999,233
Teledyne Technologies, Inc.†	518	179,508
		2,365,269
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	1,601	182,754
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	6,943	331,459
Airlines — 0.8%
Copa Holdings SA, Class A	491	53,067
Delta Air Lines, Inc.	14,406	842,463
Japan Airlines Co., Ltd.	2,700	84,255
United Airlines Holdings, Inc.	6,014	529,773
		1,509,558
Airport Development/Maintenance — 0.1%
Aena SME SA*	1,038	198,518
Singapore Technologies Engineering, Ltd.	14,900	43,649
		242,167
Apparel Manufacturers — 0.4%
Hermes International	321	239,876
Kering SA	733	481,155
		721,031
Applications Software — 2.3%
Intuit, Inc.	3,823	1,001,358
Microsoft Corp.	17,585	2,773,155
Nuance Communications, Inc.†	3,561	63,493
ServiceNow, Inc.†	957	270,180
		4,108,186
Audio/Video Products — 0.2%
Sony Corp.†	5,600	381,174
Auto-Cars/Light Trucks — 0.4%
Fiat Chrysler Automobiles NV	14,777	218,851
Peugeot SA	10,052	240,164
Porsche Automobil Holding SE (Preference Shares)	299	22,367
Toyota Motor Corp.	400	28,164
Volkswagen AG (Preference Shares)	1,060	209,543
		719,089
Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	3,508	627,792
Volvo AB, Class B	5,247	88,052
		715,844
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	3,381	163,370
Faurecia SA	3,356	180,805
		344,175
Banks-Commercial — 1.1%
ABN AMRO Group NV CVA*	9,057	164,783
Banco Bilbao Vizcaya Argentaria SA	50,584	282,736
Bank Leumi Le-Israel B.M.	22,393	163,021
Bank Tabungan Pensiunan Nasional Syariah Tbk PT†	359,000	109,786
BOC Hong Kong Holdings, Ltd.	23,500	81,577
Commercial International Bank Egypt SAE GDR	23,417	119,427
DNB ASA	5,929	111,109
HDFC Bank, Ltd.	14,550	260,003
Israel Discount Bank, Ltd., Class A	23,565	109,251
Itau Unibanco Holding SA ADR	9,693	88,691
Popular, Inc.	1,635	96,056
Sberbank of Russia PJSC ADR	7,443	122,363
Skandinaviska Enskilda Banken AB, Class A	19,800	186,260
Sumitomo Mitsui Trust Holdings, Inc.	2,200	86,816
		1,981,879
Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	30,527	1,689,670
Coca-Cola European Partners PLC	497	25,287
Coca-Cola HBC AG	5,317	180,650
Monster Beverage Corp.†	1,838	116,805
PepsiCo, Inc.	8,869	1,212,126
		3,224,538
Brewery — 0.2%
Carlsberg A/S, Class B	1,643	245,096
Thai Beverage PCL	169,500	112,164
		357,260
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	6,143	201,122
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	929	87,298
China Lesso Group Holdings, Ltd.	163,000	208,972
Geberit AG	254	142,592
		438,862
Building & Construction-Misc. — 0.2%
HOCHTIEF AG	751	96,121
Obayashi Corp.	6,400	70,962
Taisei Corp.	3,400	140,768
		307,851
Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.	1,500	210,946
Building Products-Cement — 0.2%
CRH PLC	7,370	294,881
Building-Heavy Construction — 0.1%
ACS Actividades de Construccion y Servicios SA	4,127	165,033
Building-Maintenance & Services — 0.1%
ServiceMaster Global Holdings, Inc.†	3,569	137,978
Building-Residential/Commercial — 0.4%
Berkeley Group Holdings PLC	1,101	70,863
Daiwa House Industry Co., Ltd.	3,200	99,141
PulteGroup, Inc.	9,239	358,473
Sekisui House, Ltd.	600	12,814

1

Taylor Wimpey PLC	39,472	101,118
		642,409
Cable/Satellite TV — 1.1%
Altice USA, Inc., Class A†	10,082	275,642
Comcast Corp., Class A	37,724	1,696,448
		1,972,090
Casino Hotels — 0.2%
MGM Resorts International	11,083	368,731
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	10,228	241,666
Cellular Telecom — 0.3%
Hikari Tsushin, Inc.	600	150,619
NTT DOCOMO, Inc.	2,600	72,658
Safaricom PLC	418,382	130,448
Telstra Corp., Ltd.	85,826	213,208
		566,933
Chemicals-Diversified — 0.7%
Arkema SA	1,266	134,481
Celanese Corp.	947	116,595
Covestro AG*	4,987	231,826
DuPont de Nemours, Inc.	3,326	213,529
Eastman Chemical Co.	2,588	205,125
Israel Chemicals, Ltd.	12,308	57,917
LyondellBasell Industries NV, Class A	598	56,499
Nitto Denko Corp.	1,200	67,326
PPG Industries, Inc.	1,160	154,848
		1,238,146
Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	933	71,402
NewMarket Corp.	192	93,412
Shin-Etsu Chemical Co., Ltd.	2,200	241,199
		406,013
Coatings/Paint — 0.2%
Asian Paints, Ltd.	7,533	188,931
Axalta Coating Systems, Ltd.†	5,149	156,530
Sherwin-Williams Co.	93	54,269
		399,730
Commercial Services — 0.2%
CoStar Group, Inc.†	168	100,514
Macquarie Infrastructure Corp.	1,489	63,789
Nielsen Holdings PLC	6,749	137,005
		301,308
Commercial Services-Finance — 1.5%
PayPal Holdings, Inc.†	17,436	1,886,052
S&P Global, Inc.	3,077	840,175
		2,726,227
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	1,145	138,465
Cadence Design Systems, Inc.†	5,167	358,383
Synopsys, Inc.†	2,486	346,051
		842,899
Computer Data Security — 0.2%
Fortinet, Inc.†	4,070	434,513
Computer Services — 0.9%
Amdocs, Ltd.	1,099	79,337
CACI International, Inc., Class A†	230	57,498
Capgemini SE	480	58,633
Fujitsu, Ltd.	800	75,490
Genpact, Ltd.	3,021	127,396
International Business Machines Corp.	5,295	709,742
Leidos Holdings, Inc.	3,295	322,547
Nomura Research Institute, Ltd.	5,500	118,337
NTT Data Corp.	2,400	32,083
		1,581,063
Computer Software — 0.0%
Dropbox, Inc., Class A†	4,517	80,899
Computers — 2.3%
Apple, Inc.	12,498	3,670,038
HP, Inc.	22,913	470,862
		4,140,900
Computers-Integrated Systems — 0.1%
Itochu Techno-Solutions Corp.	3,000	84,694
Otsuka Corp.	2,900	115,825
		200,519
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	2,811	199,946
Verisk Analytics, Inc.	1,466	218,933
		418,879
Containers-Metal/Glass — 0.1%
Ball Corp.	1,729	111,814
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	3,798	180,367
Cosmetics & Toiletries — 1.6%
Essity AB, Class B	6,632	213,803
LG Household & Health Care, Ltd.	78	84,970
Procter & Gamble Co.	15,261	1,906,099
Unilever NV	6,124	351,914
Unilever PLC	5,317	306,401
		2,863,187
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,874	284,690
Data Processing/Management — 0.1%
Fair Isaac Corp.†	464	173,852
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	3,566	201,800
Diagnostic Equipment — 0.5%
Danaher Corp.	4,374	671,321
Thermo Fisher Scientific, Inc.	786	255,348
		926,669
Distribution/Wholesale — 0.2%
Ferguson PLC	159	14,427
HD Supply Holdings, Inc.†	5,104	205,283
KAR Auction Services, Inc.	6,091	132,723
		352,433

2

Diversified Banking Institutions — 4.2%
BNP Paribas SA	5,706	338,134
Citigroup, Inc.	27,441	2,192,262
Credit Agricole SA	14,119	204,697
Goldman Sachs Group, Inc.	1,852	425,830
HSBC Holdings PLC	1,538	12,058
JPMorgan Chase & Co.	22,401	3,122,700
Morgan Stanley	16,043	820,118
Sumitomo Mitsui Financial Group, Inc.	8,500	312,904
		7,428,703
Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	2,522	80,053
Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc.	716	115,877
Ingersoll-Rand PLC	4,726	628,180
		744,057
Diversified Minerals — 0.1%
BHP Group PLC	6,420	151,098
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	11,500	109,653
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	3,759	30,916
E-Commerce/Products — 3.0%
Alibaba Group Holding, Ltd.†	21,248	564,992
Alibaba Group Holding, Ltd. ADR†	1,327	281,480
Amazon.com, Inc.†	2,008	3,710,463
eBay, Inc.	18,596	671,501
JD.com, Inc. ADR†	3,764	132,606
		5,361,042
E-Commerce/Services — 0.9%
AfreecaTV Co., Ltd.	1,272	75,623
Booking Holdings, Inc.†	538	1,104,907
Expedia Group, Inc.	4,218	456,135
		1,636,665
E-Services/Consulting — 0.1%
CDW Corp.	819	116,986
Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,041	303,309
Brother Industries, Ltd.	1,900	39,122
Legrand SA	1,640	133,628
		476,059
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	10,803	294,598
E.ON SE	11,555	123,579
		418,177
Electric-Generation — 0.0%
Vistra Energy Corp. CVR†(1)	1,362	1,331
Electric-Integrated — 1.5%
AES Corp.	15,783	314,082
Cia Paranaense de Energia, Class B (Preference Shares)	11,580	197,501
CLP Holdings, Ltd.	7,000	73,573
Consolidated Edison, Inc.	687	62,153
Enel SpA	42,542	338,439
Entergy Corp.	2,737	327,892
Evergy, Inc.	3,634	236,537
Exelon Corp.	15,698	715,672
IDACORP, Inc.	716	76,469
Pinnacle West Capital Corp.	2,481	223,116
Southern Co.	1,277	81,345
		2,646,779
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	2,043	199,315
Hitachi High-Technologies Corp.	1,600	113,064
Hoya Corp.†	3,300	315,084
		627,463
Electronic Components-Semiconductors — 0.9%
Broadcom, Inc.	1,895	598,858
MediaTek, Inc.	9,000	133,152
Samsung Electronics Co., Ltd.†	12,933	623,168
Sino-American Silicon Products, Inc.	19,000	63,002
STMicroelectronics NV	4,684	125,939
		1,544,119
Electronic Forms — 1.1%
Adobe, Inc.†	5,896	1,944,560
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	5,686	485,072
Keysight Technologies, Inc.†	3,270	335,600
Roper Technologies, Inc.	529	187,388
		1,008,060
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	1,007	85,333
Electronics-Military — 0.0%
Thales SA	291	30,200
Engineering/R&D Services — 0.1%
AECOM†	2,405	103,728
Enterprise Software/Service — 1.4%
Oracle Corp.	34,026	1,802,698
TOTVS SA	7,549	121,262
Veeva Systems, Inc., Class A†	3,759	528,741
		2,452,701
Entertainment Software — 0.3%
Nexon Co., Ltd.†	10,500	138,883
Take-Two Interactive Software, Inc.†	3,361	411,487
		550,370
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	8,987	274,643
Finance-Consumer Loans — 0.3%
Navient Corp.	3,675	50,274
OneMain Holdings, Inc.	1,655	69,758
Synchrony Financial	13,964	502,844
		622,876
Finance-Credit Card — 0.6%
Capital One Financial Corp.	5,831	600,068
Discover Financial Services	5,370	455,484
		1,055,552

3

Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.	8,117	368,268
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	33,219	152,924
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,400	47,627
ORIX Corp.	14,300	238,029
		438,580
Finance-Other Services — 0.1%
Deutsche Boerse AG	951	149,562
Singapore Exchange, Ltd.	11,600	76,416
		225,978
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	10,393	147,269
Food-Catering — 0.1%
Compass Group PLC	9,503	237,907
Food-Confectionery — 0.7%
Hershey Co.	2,892	425,066
Mondelez International, Inc., Class A	15,545	856,219
		1,281,285
Food-Meat Products — 0.1%
WH Group, Ltd.*	227,000	234,507
Food-Misc./Diversified — 0.3%
Associated British Foods PLC	5,583	192,128
Nestle SA	2,919	316,235
Wilmar International, Ltd.	21,100	64,636
		572,999
Food-Retail — 0.4%
Dino Polska SA†*	3,198	121,329
Shoprite Holdings, Ltd.	11,979	107,696
Tesco PLC	19,277	65,164
Woolworths Group, Ltd.	10,547	267,633
X5 Retail Group NV GDR	3,717	128,237
		690,059
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	821	70,228
US Foods Holding Corp.†	4,042	169,320
		239,548
Funeral Services & Related Items — 0.1%
Fu Shou Yuan International Group, Ltd.	111,000	94,016
Gambling (Non-Hotel) — 0.0%
Genting Singapore, Ltd.	105,000	71,824
Gas-Transportation — 0.1%
Snam SpA	17,490	92,156
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	12	69
Hotels/Motels — 0.4%
Extended Stay America, Inc.	5,208	77,391
Hilton Worldwide Holdings, Inc.	5,017	556,435
		633,826
Import/Export — 0.2%
ITOCHU Corp.	12,000	277,901
Independent Power Producers — 0.3%
NRG Energy, Inc.	7,109	282,583
Vistra Energy Corp.	13,244	304,479
		587,062
Instruments-Controls — 0.6%
Honeywell International, Inc.	6,398	1,132,446
Insurance-Life/Health — 1.1%
Aflac, Inc.	7,682	406,378
Aviva PLC	46,825	259,696
Legal & General Group PLC	75,722	303,913
Lincoln National Corp.	4,453	262,771
Prudential Financial, Inc.	5,470	512,758
Swiss Life Holding AG	107	53,682
Unum Group	5,187	151,253
		1,950,451
Insurance-Multi-line — 1.4%
Allianz SE	1,597	391,602
Allstate Corp.	3,635	408,756
American Financial Group, Inc.	850	93,202
CNP Assurances	1,655	32,914
Hartford Financial Services Group, Inc.	6,180	375,559
MetLife, Inc.	16,716	852,014
Ping An Insurance Group Co. of China, Ltd.	19,000	224,568
Zurich Insurance Group AG	110	45,115
		2,423,730
Insurance-Property/Casualty — 0.0%
Berkshire Hathaway, Inc., Class B†	236	53,454
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	1,006	59,797
IRB Brasil Resseguros S/A	16,303	157,967
Reinsurance Group of America, Inc.	785	128,002
		345,766
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	987	202,582
Kakao Corp.†	1,019	134,938
		337,520
Internet Content-Information/News — 0.4%
Tencent Holdings, Ltd.	12,900	621,799
Tencent Holdings, Ltd. ADR	1,406	67,502
		689,301
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,980	276,507
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	3,051	508,235
Amundi SA*	518	40,615
		548,850
Machine Tools & Related Products — 0.0%
Techtronic Industries Co., Ltd.	8,000	65,244
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	910	134,389
Sandvik AB	14,860	290,433
		424,822

4

Machinery-Electrical — 0.2%
Hitachi, Ltd.†	7,400	311,703
Machinery-General Industrial — 0.1%
IDEX Corp.	1,099	189,028
Machinery-Pumps — 0.2%
Curtiss-Wright Corp.	407	57,342
Dover Corp.	2,192	252,650
		309,992
Medical Instruments — 1.1%
Edwards Lifesciences Corp.†	2,428	566,428
Medtronic PLC	13,139	1,490,620
		2,057,048
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	686	104,793
WuXi AppTec Co., Ltd.*	6,600	81,862
		186,655
Medical Products — 1.2%
Abbott Laboratories	9,703	842,803
Hill-Rom Holdings, Inc.	1,222	138,734
Hologic, Inc.†	4,671	243,873
i-SENS, Inc.	1,510	33,482
Koninklijke Philips NV	6,396	312,230
Sartorius Stedim Biotech	423	70,080
Zimmer Biomet Holdings, Inc.	2,980	446,046
		2,087,248
Medical-Biomedical/Gene — 1.2%
Advanz Pharma Corp.†	52	152
Amgen, Inc.	4,775	1,151,109
Biogen, Inc.†	2,326	690,194
Gilead Sciences, Inc.	6,051	393,194
		2,234,649
Medical-Drugs — 3.9%
AbbVie, Inc.	5,318	470,856
Allergan PLC	2,210	422,486
Astellas Pharma, Inc.	15,700	268,186
Bristol-Myers Squibb Co.	8,850	568,081
GlaxoSmithKline PLC	6,450	151,992
Johnson & Johnson	9,334	1,361,550
Merck & Co., Inc.	13,236	1,203,814
Novartis AG	5,852	554,432
Novo Nordisk A/S, Class B	6,871	398,516
Pfizer, Inc.	13,082	512,553
Roche Holding AG	1,863	604,093
Shionogi & Co., Ltd.	4,400	271,846
Zoetis, Inc.	1,669	220,892
		7,009,297
Medical-Generic Drugs — 0.0%
Mylan NV†	2,611	52,481
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	322	141,442
Medical-Wholesale Drug Distribution — 0.5%
Alfresa Holdings Corp.	3,000	61,250
AmerisourceBergen Corp.	2,583	219,607
Cardinal Health, Inc.	1,177	59,533
McKesson Corp.	3,831	529,904
Suzuken Co., Ltd.	1,600	65,109
		935,403
Metal-Aluminum — 0.1%
Alcoa Corp.†	4,950	106,475
Metal-Diversified — 0.3%
Anglo American PLC	8,092	232,916
Boliden AB	1,279	34,020
Glencore PLC	1,344	4,190
Rio Tinto PLC	5,804	346,190
		617,316
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	22,050	165,413
Networking Products — 1.2%
Cisco Systems, Inc.	45,128	2,164,339
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	2,424	217,263
Sunny Friend Environmental Technology Co., Ltd.	9,000	70,254
Waste Management, Inc.	5,014	571,395
		858,912
Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	6,090	224,538
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,183	154,760
Oil Companies-Exploration & Production — 0.7%
ConocoPhillips	15,916	1,035,017
Lundin Petroleum AB	2,314	78,642
MWO Holdings LLC†(1)(2)	10	338
Santos, Ltd.	32,955	189,172
		1,303,169
Oil Companies-Integrated — 1.7%
Chevron Corp.	18,276	2,202,441
Eni SpA	8,550	132,857
Equinor ASA	3,669	73,374
Lukoil PJSC ADR	2,138	212,047
OMV AG	1,962	110,220
Royal Dutch Shell PLC, Class B	11,188	331,885
		3,062,824
Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	3,363	170,538
Phillips 66	6,496	723,719
Reliance Industries, Ltd.	8,847	187,901
		1,082,158
Pipelines — 0.4%
Kinder Morgan, Inc.	30,163	638,551
Power Converter/Supply Equipment — 0.1%
Voltronic Power Technology Corp.	4,000	95,407
Private Equity — 0.3%
3i Group PLC	14,045	204,272
Partners Group Holding AG	296	271,275
		475,547

5

Publishing-Periodicals — 0.1%
Wolters Kluwer NV	3,614	263,580
Radio — 0.0%
iHeartMedia, Inc., Class A†	26	439
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,117	53,996
		54,435
Real Estate Investment Trusts — 2.3%
AGNC Investment Corp.	14,088	249,076
Apartment Investment & Management Co., Class A	2,357	121,739
AvalonBay Communities, Inc.	1,225	256,883
Brixmor Property Group, Inc.	8,532	184,377
Brookfield Property REIT, Inc., Class A	2,839	52,365
Camden Property Trust	1,276	135,384
Chimera Investment Corp.	2,985	61,372
Crown Castle International Corp.	4,046	575,139
Duke Realty Corp.	5,282	183,127
Equinix, Inc.	214	124,912
Equity LifeStyle Properties, Inc.	1,588	111,779
Federal Realty Investment Trust	849	109,292
Gaming and Leisure Properties, Inc.	2,422	104,267
Goodman Group	9,611	90,174
Invitation Homes, Inc.	7,786	233,346
Japan Prime Realty Investment Corp.	10	43,920
Klepierre SA	542	20,579
Liberty Property Trust	2,007	120,520
New Residential Investment Corp.	10,969	176,711
Outfront Media, Inc.	3,092	82,927
STORE Capital Corp.	4,476	166,686
Sun Communities, Inc.	895	134,340
Two Harbors Investment Corp.	5,809	84,928
VEREIT, Inc.	25,251	233,319
VICI Properties, Inc.	8,496	217,073
Vornado Realty Trust	3,118	207,347
Weingarten Realty Investors	2,202	68,790
		4,150,372
Real Estate Management/Services — 0.3%
A-Living Services Co., Ltd.*	56,500	195,045
CBRE Group, Inc., Class A†	4,100	251,289
Jones Lang LaSalle, Inc.	815	141,883
		588,217
Real Estate Operations & Development — 0.3%
CK Asset Holdings, Ltd.	37,000	267,090
Henderson Land Development Co., Ltd.	34,600	169,841
Nomura Real Estate Holdings, Inc.	1,000	24,064
Sun Hung Kai Properties, Ltd.	6,500	99,515
		560,510
Rental Auto/Equipment — 0.2%
Ashtead Group PLC	8,387	268,181
Cia de Locacao das Americas	22,327	126,082
		394,263
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	6,657	234,842
Li Ning Co., Ltd.	41,000	122,859
		357,701
Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	5,881	704,308
Wilcon Depot, Inc.	223,000	79,224
		783,532
Retail-Convenience Store — 0.1%
CP ALL PCL	43,900	105,889
Retail-Discount — 0.9%
Target Corp.	4,422	566,945
Walmart, Inc.	8,217	976,508
		1,543,453
Retail-Drug Store — 0.0%
Sundrug Co., Ltd.	1,700	61,438
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	62,324	178,921
Retail-Misc./Diversified — 0.2%
Clicks Group, Ltd.	7,992	146,414
Poya International Co., Ltd.	9,040	127,109
		273,523
Retail-Restaurants — 0.7%
Jubilant Foodworks, Ltd.	7,869	182,233
Starbucks Corp.	11,796	1,037,104
		1,219,337
Retail-Toy Stores — 0.1%
JUMBO SA	4,472	93,051
Rubber-Tires — 0.1%
Cie Generale des Etablissements Michelin SCA	1,859	227,500
Schools — 0.1%
New Oriental Education & Technology Group, Inc. ADR†	969	117,491
Security Services — 0.0%
Sohgo Security Services Co., Ltd.	700	37,910
Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	12,407	1,094,670
Taiwan Semiconductor Manufacturing Co., Ltd.	46,039	508,353
		1,603,023
Semiconductor Equipment — 0.9%
KLA Corp.	3,295	587,070
Lam Research Corp.	3,154	922,230
Tokyo Electron, Ltd.	300	65,926
		1,575,226
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	128,000	106,591
Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	1,204	144,191
Steel Dynamics, Inc.	5,898	200,768
		344,959

6

Telecom Services — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	227,700	64,869
Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,797	167,410
Telephone-Integrated — 1.9%
AT&T, Inc.	9,495	371,064
BT Group PLC	29,321	74,741
Deutsche Telekom AG	15,922	260,190
KDDI Corp.	11,000	327,248
Nippon Telegraph & Telephone Corp.	6,800	172,243
Verizon Communications, Inc.	36,600	2,247,240
		3,452,726
Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	2,908	96,953
Textile-Apparel — 0.1%
Shenzhou International Group Holdings, Ltd.	9,000	131,553
Tobacco — 0.1%
British American Tobacco PLC	3,632	155,466
Toys — 0.2%
Nintendo Co., Ltd.	700	282,552
Transport-Rail — 0.6%
Aurizon Holdings, Ltd.	40,831	149,856
Union Pacific Corp.	4,916	888,764
West Japan Railway Co.	1,300	112,256
		1,150,876
Transport-Services — 0.2%
Deutsche Post AG	7,524	287,263
Water Treatment Systems — 0.0%
Clean TeQ Holdings, Ltd.†	10,081	1,450
Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	2,574	3,447,590
Yandex NV, Class A†	1,974	85,849
		3,533,439
Total Common Stocks (cost $114,314,960)		135,603,800
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75%(3) (cost $9,209)	505	15,857
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 7.69% (3 ML+5.79%) (cost $14,579)	580	15,109
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(3)	$25,000	25,813
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(3)	9,000	9,259
Wells Fargo & Co. Series U 5.88% due 06/15/2025(3)	85,000	94,562
		103,821
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(3)	45,000	47,601
Bank of America Corp. Series AA 6.10% due 03/17/2025(3)	61,000	67,942
Bank of America Corp. Series Z 6.50% due 10/23/2024(3)	5,000	5,675
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(3)	52,000	52,395
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(3)	11,000	12,004
		185,617
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 4.02% (3 ML+2.11%) due 05/15/2067	50,000	46,566
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	39,468
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	55,125
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(3)	65,000	61,425
TransCanada Trust 5.30% due 03/15/2077	40,000	41,079
		102,504
Total Preferred Securities/Capital Securities (cost $520,719)		558,914
ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 3.18% (12 MTA+0.94%) due 06/25/2046(5)	9,330	8,628

7

Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(4)(6)(7)	241,354	2
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 5.73% due 04/12/2038*(4)(6)	126,000	128,186
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.41% due 08/10/2049(4)(6)(7)	283,400	20,205
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.09% due 04/15/2044*(4)(6)	101,000	104,409
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.77% due 09/10/2045*(4)(6)(7)	220,181	8,442
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	50,000	52,615
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(4)(6)	68,000	71,076
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(4)(6)	56,000	60,035
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.64% due 05/25/2035(4)(5)	17,117	17,688
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.36% due 12/10/2046*(4)(6)(7)	12,598	0
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.90% due 12/10/2047(4)(6)(7)	385,331	13,455
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.93% due 08/10/2050(4)(6)(7)	453,028	13,906
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.98% due 05/10/2047(4)(6)(7)	276,623	9,879
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.03% due 08/10/2047(4)(6)(7)	561,541	21,507
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.03% due 11/10/2047(4)(6)(7)	567,335	23,609
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.07% due 08/10/2047(4)(6)(7)	289,694	11,877
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.13% due 08/10/2046(4)(6)(7)	256,065	8,725
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	60,362
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.08% due 03/10/2046*(4)(6)	36,000	36,172
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.45% due 12/10/2047(4)(6)	18,000	18,368
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(4)(6)	12,000	12,913
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.79% due 05/10/2047(4)(6)	104,000	109,907
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.11% due 07/10/2046*(4)(6)	78,000	79,143
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.00% due 05/15/2038*(4)(6)(7)	9,827	282
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.46% due 02/15/2040*(4)(6)(7)	57,439	195
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.67% due 09/15/2039*(4)(6)(7)	2,481	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.84% due 04/15/2050(4)(6)(7)	980,200	34,927
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.27% due 04/15/2050(4)(6)	81,000	84,437
CSMC Trust VRS Series 2016-NXSR, Class C 4.36% due 12/15/2049(4)(6)	37,000	38,280
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.33% due 08/10/2044*(4)(6)	132,000	135,851
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.53% due 07/10/2044*(4)(6)	102,000	104,850
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.81% due 05/10/2050(4)(6)(7)	384,237	11,724
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.50% due 02/10/2046(4)(6)(7)	753,769	29,107
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	33,787
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(4)(6)	68,000	71,046
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.39% due 08/10/2044*(4)(6)	100,000	102,973
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.45% due 09/12/2037*(4)(6)(7)	47,270	38
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	22,361

8

JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(4)(6)	69,000	70,088
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,657
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.16% due 05/15/2045(4)(6)	57,000	57,688
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.76% due 01/15/2047(4)(6)(7)	665,177	17,085
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.10% due 07/15/2045(4)(6)	50,000	51,832
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.56% due 09/15/2047(4)(6)	19,000	19,383
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class C 4.70% due 08/15/2046(4)(6)	79,000	82,878
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(4)(6)	38,000	41,039
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.20% due 11/15/2045(4)(6)	105,000	113,317
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.32% due 11/15/2040*(4)(6)(7)	66,206	9
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.28% due 04/15/2041(4)(6)	11,637	11,884
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.36% due 02/25/2035(4)(5)	8,141	8,228
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(4)(6)(7)	37,956	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.11% due 07/15/2045*(4)(6)(7)	2,610	0
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.72% due 05/15/2044*(4)(6)(7)	745	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.11% due 08/15/2047(4)(6)(7)	116,397	4,386
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.56% due 12/15/2048(4)(6)	19,000	19,333
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	71,067
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.50% due 08/15/2047(4)(6)	85,000	88,861
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.68% due 08/15/2045*(4)(6)	67,000	69,134
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.77% due 10/15/2046(4)(6)	55,000	58,312
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 4.93% due 02/15/2047(4)(6)	60,000	64,098
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.91% due 11/15/2049(4)(6)	27,000	27,883
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.24% due 07/15/2049*(4)(6)	43,000	43,417
Towd Point Asset Trust FRS Series 2018-SL1, Class A 2.31% (1 ML+0.60%) due 01/25/2046*	63,750	62,755
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.57% due 05/10/2045*(4)(6)	30,000	31,457
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.03% due 08/10/2049*(4)(6)	25,000	26,284
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	23,981
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 2.71% (1 ML+0.92%) due 10/25/2044(5)	25,901	25,822
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	29,000	28,847

9

Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(4)(6)	113,000	109,755
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.76% due 10/15/2045*(4)(6)	34,000	35,118
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.36% due 12/15/2045(4)(6)	18,000	17,962
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.19% due 03/15/2045*(4)(6)(7)	235,527	7,279
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.54% due 12/15/2045*(4)(6)(7)	168,792	6,518
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.90% due 11/15/2045*(4)(6)(7)	104,115	4,457
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	23,435
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	47,000	48,189
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	18,000	18,494
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(4)(6)	24,000	25,644
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(4)(6)	67,000	71,768
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(4)(6)	20,000	21,408
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.81% due 06/15/2045*(4)(6)	55,000	51,486
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.81% due 11/15/2045*(4)(6)	51,000	51,532
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.65% due 02/15/2044*(4)(6)	26,000	26,469
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.67% due 11/15/2044*(4)(6)	101,000	105,743
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.68% due 03/15/2044*(4)(6)	34,000	25,985
Total Asset Backed Securities (cost $3,762,276)		3,350,935
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026 (cost $4,693)	5,000	4,810
U.S. CORPORATE BONDS & NOTES — 6.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	79,932
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	15,805
		95,737
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,050
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	5,000	5,088
		7,138
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	57,402
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026*	38,000	40,779
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028*	25,000	27,873
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	5,000	5,088
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	25,000	25,281
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	20,000	21,652
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	15,000	15,909
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	28,878
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,200
		170,660
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	70,743

10

CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	26,062
		96,805
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,546
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	20,237
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	38,000	42,969
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	75,000	82,281
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	30,000	32,025
		177,512
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*	15,000	15,342
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	38,317
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,389
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,620
		71,668
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,750
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	25,000	25,469
		46,219
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,120
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	17,240
		19,360
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	9,825
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	14,705
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,700
		39,230
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	5,000	5,325
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	16,000	16,875
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	25,000	27,304
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	29,000	32,566
		76,745
Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	19,198
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	12,000	13,078
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	17,000	19,706
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	18,191
		70,173
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	10,413
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	8,000	8,860
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	20,231

11

Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	40,000	38,900
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	11,268	12,226
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	35,690
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	20,000	20,850
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	25,000	26,345
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,831
		188,346
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	26,000
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	13,000	13,520
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	15,000	16,444
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	15,000	15,506
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	57,337
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,550
		149,357
Building & Construction-Misc. — 0.0%
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,013
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	15,675
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	16,000	16,020
		36,708
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	18,000	18,788
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	20,000	20,850
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	5,147
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	5,113
		31,110
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	25,000	26,000
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	20,500
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	21,150
		41,650
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,637
Installed Building Products, Inc. Company Guar. Notes 5.75% due 02/01/2028*	5,000	5,344
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,725
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	11,175
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	25,700
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,450
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	10,875
		102,906
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	110,000	117,700
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	21,075

12

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	25,000	26,376
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	13,214
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	24,682
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	34,712
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,085
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	57,662
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	125,000	128,149
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	29,941
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	14,182
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	25,000	25,803
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	26,086
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	81,890
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	31,211
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	40,875
		685,643
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	5,000	5,194
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,362
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,380
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	2,000	2,040
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	26,387
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	10,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	30,000	31,875
		86,238
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	10,000	11,013
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,200
		16,213
Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,128
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	15,000	16,181
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,920
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	47,443
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,119
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	5,125
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,195
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	10,000	10,650
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,090

13

T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	30,000	31,000
		169,851
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	22,000	22,751
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,127
		42,878
Chemicals-Specialty — 0.2%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	5,000	4,425
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,075
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	68,714
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	36,750
Ingevity Corp. Company Guar. Notes 4.50% due 02/01/2026*	20,000	20,300
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	43,748
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	15,000	15,450
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	30,000	31,350
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	25,000	26,094
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	27,625
		284,531
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	25,000	25,844
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	37,035
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	25,094
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	13,562
		38,656
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	22,275
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	38,194
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	25,000	25,019
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	15,000	16,637
		102,125
Computer Services — 0.1%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	25,000	25,313
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	45,000	46,462
		71,775
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	4,000	3,910
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	34,001
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	95,000	109,364
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	20,000	21,100
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	11,023
		175,488
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	52,125

14

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,206
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	5,000	5,238
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,325
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	30,000	30,975
		46,538
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	35,000	36,053
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	25,000	24,688
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	29,687
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	25,000	27,000
		117,428
Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Senior Sec. Notes 4.88% due 07/15/2026*	5,000	5,274
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	5,000	5,363
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	5,136
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,394
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,067
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,562
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,380
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	27,592
		76,768
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	5,000	5,519
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	3,104
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	14,251
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	72,000	80,707
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	80,000	88,740
		192,321
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	15,000	15,863

Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	5,075
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	5,313
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	10,000	10,075
		20,463
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	42,646
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	115,687
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	63,873
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	75,000	82,693
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	12,502
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	52,702

15

JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	96,315
		466,418
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	15,000	15,108
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,600
		25,708
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	27,000	28,733
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	31,794
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	35,305
		67,099
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	5,000	5,262
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	40,000	41,700
		46,962
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	26,250
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	32,379
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	30,000	30,391
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	25,505
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,450
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	26,500
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,537
		103,383
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	5,125
AES Corp. Senior Notes 4.88% due 05/15/2023	5,000	5,075
AES Corp. Senior Notes 5.13% due 09/01/2027	30,000	32,025
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,975
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	44,519

Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,560
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	34,343
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,921
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	11,160
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	55,000	59,776
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	54,000	57,762
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	7,138
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	44,159
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,345
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	21,045
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	25,896

16

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†	11,000	17
		420,841
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	47,783
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	50,000	52,822
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	10,000	10,650
		111,255
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	20,725
Enterprise Software/Service — 0.0%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	15,000	15,225
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	30,690
		45,915
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	45,000	50,344
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	14,123
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	56,000	77,734
Credit Acceptance Corp. Senior Notes 5.13% due 12/31/2024*	5,000	5,192
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	5,000	5,406
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,131
		157,930
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	9,050
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	16,192
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	42,191
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	35,000	36,619
		78,810
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	32,000	31,834
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	47,424
		79,258
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	10,000	10,585
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	5,538

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	21,000	21,052
		37,175
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,164
Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	66,780
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,838
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	14,982
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	5,000
		36,820

17

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,150
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	15,000	15,975
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,637
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	21,250
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,720
		77,582
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	25,875
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,363
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	21,700
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	25,000	27,562
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	21,450
		101,950
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029*	20,000	20,444
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	17,450
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	10,000	10,525
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	5,000	5,363
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,771
		31,659
Home Decoration Products — 0.0%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	15,000	15,641
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	5,094
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	70,000	74,375
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	10,000	10,550
		90,019
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	25,222
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	30,000	31,237
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,060
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020(2)	20,000	0
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	45,000	46,532
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	65,000	68,094
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	15,000	16,219
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,850
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	5,000	5,425
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,925
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,700
		228,264
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	10,000	10,709
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	21,150

18

Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	33,000	37,625
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,222
		79,706
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	27,687
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	16,744
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	21,837
		66,268
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	35,098
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	51,000	49,320
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	28,906
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	15,580
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	5,000	5,078
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	10,000	10,650
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	27,714
Netflix, Inc. Senior Notes 6.38% due 05/15/2029	5,000	5,694
		64,716
Investment Companies — 0.0%
Icahn Enterprises LP Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027*	10,000	10,226
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.75% due 09/15/2024*	10,000	10,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	26,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,375
		57,501
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	15,463
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	35,000	37,342
Oshkosh Corp. Senior Bonds 5.38% due 03/01/2025	15,000	15,469
		52,811
Machinery-Electrical — 0.0%
Vertiv Group Corp. Senior Notes 9.25% due 10/15/2024*	10,000	10,750

Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(8)	10,000	10,375
		21,125
Machinery-General Industrial — 0.0%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	25,000	25,813
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	25,000	27,312
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,450
		63,575
Medical Labs & Testing Services — 0.0%
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022*(8)	5,000	5,077
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	10,000	6,200
		11,277

19

Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	5,000	5,163
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	12,158
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	27,099
		39,257
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	110,000	111,909
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	17,082
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	110,000	117,725
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	81,385
		328,101
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029*	30,000	31,540
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,300
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,306
Molina Healthcare, Inc. Senior Notes 4.88% due 06/15/2025*	5,000	5,138
Molina Healthcare, Inc. Senior Notes 5.38% due 11/15/2022	10,000	10,630
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	88,279
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,200
WellCare Health Plans, Inc. Senior Notes 5.38% due 08/15/2026*	5,000	5,325
		166,718
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	55,000	55,825
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	15,450
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	13,940
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	35,000	37,138
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	20,000	21,863
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	45,000	50,415
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	15,000	16,706
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	11,495
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,315
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	10,238
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	45,000	47,133
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	31,687
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	20,000	21,525
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	20,000	22,125
		358,855
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	10,000	8,950
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	9,975
		18,925
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	20,361
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	6,000	6,308
		26,669

20

Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	42,564
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	15,000	15,731
		58,295
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	5,175
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	16,661
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	36,047
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	10,550
		63,258
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	10,000	10,050
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	15,675
		25,725
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	20,000	24,985
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,207
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	10,000	16,915
		66,107
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,225
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	10,000	10,525
		20,750
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	15,000	15,638
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	25,000	22,500
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(2)	5,000	1
		22,501
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	16,000	14,280
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	16,000	15,235
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	5,000	3,988
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	10,941
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	4,000	1,720

Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	5,000	4,537
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	45,229
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	20,000	17,200
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	22,000	21,285
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	35,000	35,427
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	15,000	15,749
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	35,000	36,794
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	71,452
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	10,000	9,400
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	15,000	15,946

21

Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	10,000	8,300
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	5,000	4,812
SM Energy Co. Senior Notes 5.00% due 01/15/2024	15,000	14,287
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	4,040
SM Energy Co. Senior Notes 6.63% due 01/15/2027	5,000	4,914
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	9,800
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	20,800
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	15,000	15,825
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	10,675
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,500
		424,136
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	20,900
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	64,108
		85,008
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	15,000	15,825
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	5,000	4,050
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	10,000	8,529
		28,406
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,398
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	5,087
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,375
		22,860
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	98,000	102,782
CVS Health Corp. Senior Notes 3.70% due 03/09/2023	2,000	2,085
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	57,713	71,375
		176,242
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	5,000	4,350
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	88,000	97,256
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	15,000	16,867
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	21,000
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	41,934
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,536
Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	67,000	74,178
Energy Transfer Operating LP Company Guar. Notes 6.50% due 02/01/2042	2,000	2,379
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,731
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	16,116
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	25,000	26,022
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	5,000	5,063

22

Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	25,000	26,062
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,609
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	33,084
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	37,102
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	18,713
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	15,000	14,700
Targa Resources Partners Company Guar. Notes 5.50% due 03/01/2030*	5,000	5,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	30,000	30,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	15,000	16,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,550
		522,415
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	31,978
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	20,000	20,794
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	4,981
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	21,250
		26,231
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	10,568
Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	20,000	21,400
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	15,000	15,788
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	90,000	94,950
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	5,000	5,406
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	5,075
		142,619
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.75% due 01/15/2027	20,000	19,978
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	25,994
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	27,516
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	58,629
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,745
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,653
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	110,744
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	10,000	10,037
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	66,000	71,678
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	5,000	5,306
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	10,338
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,976
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	11,054

23

Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	8,000	7,854
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	10,000	10,450
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	10,325
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	20,800
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	20,219
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,544
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	5,131
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	5,213
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	15,825
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,658
		518,667
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	18,955
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	14,631
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*	5,000	5,217
		38,803
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	20,000	20,850
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,881
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	49,490
		65,371
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	20,000	20,644
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	15,000	15,544
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	25,000	26,656
		42,200
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,008
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,288
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	15,712
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,192
		43,200
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	15,450
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	10,050
		25,500
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,329
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	20,000	18,400
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	10,000	8,750
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,720

24

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	41,500
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	20,000	20,300
		61,800
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	15,000	15,281
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,875
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	16,041
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,525
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	20,000	20,725
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,825
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,475
		99,466
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	15,702
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	15,825
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,318
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,451
		36,594
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,604
Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	10,000	10,011
CommScope, Inc. Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,213
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	15,000	15,956
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	35,000	34,213
		65,393
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	70,729
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	41,000	45,559
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	34,000	37,825
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,659

Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	10,000	10,125
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	30,000	14,625
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	5,000	5,119
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	280,800
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	60,000	64,650
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	129,000	146,411
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	10,000	12,356
		693,858
Television — 0.1%
CBS Corp. Senior Notes 2.90% due 01/15/2027	18,000	18,021
CBS Corp. Senior Notes 4.00% due 01/15/2026	6,000	6,429
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	23,284

25

Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	25,000	27,781
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	15,000	15,338
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	30,000	32,696
		123,549
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,250
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	15,000	13,519
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	5,000	4,563
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	18,292
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	5,000	5,175
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,175
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	10,650
		66,624
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	18,650
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	15,000	15,806
Transactional Software — 0.0%
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	15,000	15,916
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,285
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,368
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	16,336
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	35,000	34,826
Total U.S. Corporate Bonds & Notes (cost $10,985,279)		11,688,942
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	15,000	15,759
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	25,000	25,719
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	5,000	5,478
		46,956
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	45,000	49,585
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	15,000	16,162
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,938
		32,100
Banks-Commercial — 0.2%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	10,429
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	138,600
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	55,466
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	19,872
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	33,003
		257,370

26

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	25,000	26,641
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	37,859
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,281
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,090
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	15,000	15,825
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	20,800
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	5,000	5,338
		48,053
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,086
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	32,100
		33,186
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	38,807
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	15,000	15,281
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	20,000	20,600
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	15,817
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	65,545
		81,362
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	30,000	30,567
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,589
Teck Resources, Ltd. Senior Notes 3.75% due 02/01/2023	5,000	5,090
		10,679
Electronic Components-Misc. — 0.0%
Legrand France SA Senior Notes 8.50% due 02/15/2025	29,000	37,030
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	15,000	15,275
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	5,000	4,977
Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	35,000	36,974
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	15,000	16,500
		53,474
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	21,502
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	59,930
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	5,000	5,150
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	4,950

27

Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	5,000	5,132
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	5,000	5,185
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	25,000	26,125
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	51,661
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,113
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,600
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,519
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	17,138
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*	4,000	3,160
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	23,437
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000	28,857
		186,927
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,555
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	50,000	52,978
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	5,000	2,598
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	10,000	7,250
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	19,000
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	8,900	9,122
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	10,000	10,600
Transocean Sentry, Ltd. Senior Sec. Notes 5.38% due 05/15/2023*	15,000	15,262
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	10,000	7,750
Valaris PLC Senior Notes 7.75% due 02/01/2026	5,000	2,825
		74,407
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	4,550
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	25,000	25,062
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	15,000	15,602
		45,214
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	12,741
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	38,259
		51,000
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	18,431
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	15,000	16,526
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	50,000	51,431
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	15,000	15,037
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	5,013

28

1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	20,650
		40,700
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	35,000	32,375
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	17,000	18,148
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/2039	12,000	14,627
Telephone-Integrated — 0.0%
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	10,000	10,030
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,375
Total Foreign Corporate Bonds & Notes (cost $1,505,224)		1,586,339
LOANS(9)(10)(11) — 0.1%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 5.30% (1 ML +3.50%) due 08/21/2026	24,938	25,054
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS 1st Lien-BTL-B 5.24% (1 ML+3.50%) due 11/06/2024	39,425	39,277
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 5.69% (1 ML+4.00%) due 05/01/2026	3,582	3,612
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 5.93% (3 ML+3.75%) due 05/05/2024	4,628	4,640
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 6.18%-6.29% (3 ML +4.25%) due 06/21/2024	4,900	4,880
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 4.90% (3 ML+3.00%) due 11/03/2023	4,912	4,789
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 5.41% (3 ML+3.50%) due 09/07/2023	9,526	7,270
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL-B 5.31% (3 ML+3.25%) due 06/30/2025	9,650	9,517
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 5.06% (1 ML+3.25%) due 02/28/2025	9,825	8,892
Robertshaw US Holding Corp. FRS 2nd Lien 9.81% (1 ML +8.00%) due 02/28/2026	10,000	8,000
		16,892
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL-B 4.80% (1 ML+3.00%) due 05/30/2025	24,937	24,941
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 4.80% (1 ML+3.00%) due 03/28/2025	19,600	19,243
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS 1st Lien 6.55% (1 ML+4.75%) due 12/31/2022	5,000	4,419
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL-B 6.55% (1 ML +4.75%) due 04/16/2021	1,951	1,675

29

Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC FRS 2nd Lien 11.04% (1 ML +9.25%) due 05/21/2024	14,923	5,148
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 4.55% (1 ML+2.75%) due 04/01/2024	6,832	6,833

Total Loans (cost $193,026)		178,190
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	39,223
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	19,117
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	45,175
Total Municipal Bonds & Notes (cost $70,170)		103,515
U.S. GOVERNMENT AGENCIES — 2.3%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	2,688	3,025
7.50% due 10/01/2029	2,751	3,090
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HQA2, Class M2 4.09% (1 ML+2.3%) due 10/25/2048*(5)	10,000	10,129
Series 2019-DNA2, Class M2 4.24% (1 ML+2.45%) due 03/25/2049*(5)	20,237	20,415
Series 2015-DN1, Class M3 5.94% (1 ML + 4.15%) due 01/25/2025(5)	137,428	143,461
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 12.50% (-2.56 * 1 ML+16.95) due 06/15/2034(5)(12)	7,362	8,592
Series 3065, Class DC 14.64% (-3 * 1 ML+19.86) due 03/15/2035(5)(12)	18,799	24,530
Series 3072, Class SM 17.42% (-3.67 * 1 ML+23.8) due 11/15/2035(5)(12)	11,129	16,860
		230,102
Federal National Mtg. Assoc. — 1.6% Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 3.89% (1 ML +2.10%) due 06/25/2039*(5)	20,000	20,119
Series 2014-C02, Class 2M2 4.39% (1 ML + 2.60%) due 05/25/2024(5)	54,538	56,523
Series 2017-C01, Class 1M2 5.34% (1 ML+3.55%) due 07/25/2029(5)	15,000	15,874
Series 2015-C01, Class 1M2 6.09% (1 ML+4.30%) due 02/25/2025(5)	10,187	10,845
Series 2014-C04, Class 1M2 6.69% (1 ML+4.90%) due 11/25/2024(5)	218,238	239,688
Series 2016-C03, Class 1M2 7.09% (1 ML+5.30%) due 10/25/2028(5)	10,000	10,901
Series 2016-C02, Class 1M2 7.79% (1 ML+6.00%) due 09/25/2028(5)	220,715	242,862
Federal National Mtg. Assoc.
3.00% due 09/01/2046	581,940	595,997
3.00% due 10/01/2046	223,696	229,020
3.50% due 01/01/2047	23,670	24,570
4.00% due 09/01/2020	422	440
4.00% due 04/01/2049	909,422	947,868
4.50% due 03/01/2020	101	104
4.50% due 09/01/2020	356	368
4.50% due 11/01/2020	218	225
5.00% due 03/01/2021	366	378
6.00% due 06/01/2036	1,044	1,192
6.50% due 06/01/2036	6,343	7,100
6.50% due 07/01/2036	2,722	3,098
6.50% due 09/01/2036	7,489	8,445
6.50% due 11/01/2036	19,642	22,030
7.00% due 06/01/2033	2,904	3,284
7.00% due 04/01/2035	4,422	5,120
7.50% due 04/01/2024	2,937	3,094
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 2.79% (1 ML + 1.00%) due 05/25/2030(5)	23,000	22,870
Connecticut Avenue Securities Series 2017-C02, Class 2ED3 3.14% (1 ML+1.35%) due 09/25/2029(5)	14,695	14,713
Series 2018-C05, Class 1M2 4.14% (1 ML+2.35%) due 01/25/2031(5)	13,000	13,185
Series 2016-C04, Class 1M2 6.04% (1 ML+4.25%) due 01/25/2029(5)	220,000	233,910
Series 2015-C03, Class 2M2 6.79% (1 ML+5.00%) due 07/25/2025(5)	10,186	10,817

30

Series 2016-C01, Class 1M2 8.54% (1 ML + 6.75%) due 08/25/2028(5)	12,089	13,450
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(4)(5)(7)	57,779	829
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS 14.87% (-3 * 1 ML+20.25) due 08/25/2035(5)(12)	5,086	6,579
Series 2005-122, Class SE 16.83% (-3.5 * 1 ML+23.1) due 11/25/2035(5)(12)	5,318	7,106
Series 2006-8, Class HP 18.00% (-3.67 * 1 ML+24.57) due 03/25/2036(5)(12)	11,325	17,476
		2,790,080
Government National Mtg. Assoc. — 0.6%
3.50% due January 30 TBA	1,000,000	1,030,586
5.50% due 11/20/2049	24,974	26,626
6.50% due 08/20/2037	11,344	12,977
6.50% due 09/20/2037	2,743	3,136
		1,073,325
Total U.S. Government Agencies (cost $4,079,947)		4,093,507
U.S. GOVERNMENT TREASURIES — 4.0%
United States Treasury Bonds — 1.3%
2.75% due 08/15/2042(13)	1,780,000	1,904,948
3.00% due 02/15/2047	430,000	484,321
		2,389,269
United States Treasury Notes — 2.7%
1.63% due 10/31/2023	1,080,000	1,079,030
1.75% due 06/30/2022	540,000	542,236
1.88% due 11/30/2021	240,000	241,397
2.00% due 02/15/2022	660,000	665,620
2.13% due 12/31/2022	1,120,000	1,137,062
2.25% due 11/15/2027	200,000	205,687
2.63% due 06/15/2021	890,000	902,933
		4,773,965
Total U.S. Government Treasuries (cost $6,865,738)		7,163,234
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI Emerging Markets ETF	1,933	86,733
SPDR S&P 500 Trust ETF	5,444	1,752,206
SPDR S&P MidCap 400 ETF	644	241,745
Total Exchange-Traded Funds (cost $1,898,568)		2,080,684

EQUITY CERTIFICATES — 0.2%
Insurance-Life/Health — 0.1%
Merrill Lynch - Bupa Arabia for Cooperative Insurance Co.	3,408	93,029
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.	9,400	179,493
Retail-Office Supplies — 0.0%
Merrill Lynch - Jarir Marketing Co.	1,992	87,936
Medical-Hospitals — 0.0%
UBS AG - Aier Eye Hospital Group Co., Ltd.†	11,900	67,583
Total Equity Certificates (cost $412,419)		428,041
WARRANTS† — 0.0%
Radio — 0.0%
iHeartmedia, Inc. Expires 05/01/2039 (cost $3,266)	198	3,044
Total Long-Term Investment Securities (cost $144,640,073)		166,874,921

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Commercial Paper — 3.4%
Bedford Row Funding Corp. 2.04% due 02/24/2020*	900,000	897,484
CAFCO LLC 1.87% due 02/11/2020*	850,000	848,290
Liberty Funding LLC 1.90% due 03/12/2020*	900,000	896,691
Manhattan Asset Funding Co. LLC 2.04% due 01/23/2020*	850,000	849,031
National Bank of Canada 1.93% due 01/21/2020*	850,000	849,181

Nationwide Building Society 2.03% due 01/07/2020*	800,000	799,748
Victory Receivables Corp. 2.04% due 01/13/2020*	900,000	899,411
Total Short-Term Investment Securities (cost $6,039,743)		6,039,836
REPURCHASE AGREEMENTS — 3.4%
Agreement with Bank of America Securities LLC, bearing interest at 1.54%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $6,157,527 collateralized by $6,180,000 of United States Treasury Notes, bearing interest at 2.00% due 04/30/2024 and having an approximate value of $6,283,322 (cost $6,157,000)	6,157,000	6,157,000
TOTAL INVESTMENTS (cost $156,836,816)	100.2%	179,071,757
Liabilities in excess of other assets	(0.2)	(336,920)
NET ASSETS	100.0%	$178,734,837

31

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $14,208,045 representing 7.9% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

Restricted Table
					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$338	$33.83	0.00%
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,331	0.98	0.00
				$1,669		0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	All loans in the Fund/Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2019.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index

32

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
108	Long	E-Mini Russell 2000 Index	March 2020	$8,903,088	$9,021,240	$118,152
38	Short	U.S. Treasury 2 Year Notes	March 2020	8,194,344	8,189,000	5,344
53	Short	U.S. Treasury 5 Year Notes	March 2020	6,309,070	6,286,297	22,773
						$146,269

						Unrealized (Depreciation)
40	Short	S&P 500 E-Mini Index	March 2020	$6,341,899	$6,462,200	$(120,301)
66	Long	U.S. Treasury 10 Year Notes	March 2020	8,553,172	8,475,844	(77,328)
						$(197,629)
Net Unrealized Appreciation (Depreciation)						$(51,360)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts
					Value
	Notional					Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)

Citibank N.A.	$8,852	11/25/2020	(3 Month USD LIBOR-BBA plus 34 bps)/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$181,656
Citibank N.A.	7,639	11/25/2020	(3 Month USD LIBOR-BBA plus 9 bps)/Quarterly	Russell 1000 Index Total Return/Quarterly	—	(222,595)
Net Unrealized Appreciation (Depreciation)					$—	$(40,939)

BBA - British Banker’s Association

LIBOR- London Interbank Offered Rate

(1) The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

33

Common Stocks	Percentage*	Shares	Value
Apple, Inc.	2.8%	22	$249,668
JPMorgan Chase & Co.	2.6	44	234,458
Microsoft Corp.	2.5	36	219,171
Alphabet, Inc., Class A	2.4	4	216,573
Verizon Communications, Inc.	2.3	87	203,541
Medtronic PLC	2.0	41	177,745
Honeywell International, Inc.	1.9	25	168,534
Starbucks Corp.	1.8	48	159,745
Texas Instruments, Inc.	1.8	32	158,369
Fidelity National Information Services, Inc.	1.8	30	157,222
Lockheed Martin Corp	1.8	11	156,993
TJX Cos., Inc.	1.7	66	153,439
Automatic Data Processing, Inc.	1.7	23	152,713
Mondelez International, Inc., Class A	1.7	72	151,834
US Bancorp	1.7	67	151,643
Kinder Morgan, Inc.	1.6	175	141,363
Walt Disney Co.	1.6	25	139,108
Sysco Corp.	1.6	43	139,070
Intuit, Inc.	1.5	13	132,840
Johnson & Johnson	1.5	23	130,203
Allstate Corp.	1.4	29	125,503
Exelon Corp	1.4	69	119,694
Annaly Capital Management, Inc.	1.3	331	119,082
Waste Management, Inc.	1.3	26	115,375
Leidos Holdings Inc	1.3	30	113,312
DTE Energy Co	1.3	23	113,159
Intercontinental Exchange, Inc.	1.3	32	112,433
Omnicom Group, Inc.	1.2	34	105,554
Exxon Mobil Corp.	1.2	39	105,133
Amazon.com, Inc.	1.2	1	103,567
Cisco Systems, Inc.	1.1	55	100,968
Cognizant Technology Solutions Corp., Class A	1.1	43	100,968
Hershey Co.	1.0	16	91,681
Ross Stores, Inc.	1.0	21	91,605
Baxter International, Inc.	1.0	28	88,700
Merck & Co., Inc.	1.0	25	87,554
VICI Properties, Inc.	1.0	89	86,560
Pfizer, Inc.	1.0	58	86,140
Garmin Ltd	1.0	23	85,070
eBay Inc	0.9	61	83,579
AGNC Investment Corp.	0.9	123	82,777
Ingersoll-Rand PLC	0.9	16	81,860
Delta Air Lines, Inc.	0.9	37	81,707
Procter & Gamble Co.	0.9	17	80,025
Take-Two Interactive Software Inc	0.9	17	79,643
Western Union Co/The	0.9	78	79,605
AutoZone, Inc.	0.9	2	77,121
Charter Communications Inc	0.9	4	75,936
Bristol-Myers Squibb Co.	0.8	31	75,095
Hologic Inc	0.8	35	69,936

Total of the 50 largest components in the Citibank U.S. Equity Custom Basket	70.1		6,213,574
Other components in the Citibank U.S. Equity Custom Basket	29.9		2,638,536
Total components in the Citibank U.S. Equity Custom Basket	100.0%		$8,852,110

*Represents the weighting of the component in the custom basket.

34

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	HKD	3,082,000	USD	393,322	02/19/2020	$—	$(2,022)

Citibank N.A.	DKK	632,700	USD	94,511	03/18/2020	—	(957)
	USD	84,921	GBP	65,400	03/18/2020	1,887	—
						1,887	(957)
Goldman Sachs International	USD	245,384	JPY	26,560,500	02/19/2020	—	(360)

HSBC Bank USA	CNH	3,500,400	USD	496,757	02/19/2020	—	(5,565)
	USD	468,455	CNH	3,307,400	02/19/2020	6,170	—
	USD	946,964	EUR	848,800	03/18/2020	9,607	—
	USD	295,368	GBP	227,500	03/18/2020	6,600	—
						22,377	(5,565)
JPMorgan Chase Bank	NOK	450,600	USD	49,107	03/18/2020	—	(2,229)
	USD	253,979	AUD	379,000	01/15/2020	12,067	—
	USD	558,320	JPY	60,414,100	02/19/2020	—	(991)
	USD	394,463	KRW	456,835,800	02/19/2020	1,148	—
	USD	161,281	SGD	218,600	02/19/2020	1,316	—
	USD	701,484	CHF	688,100	03/18/2020	13,143	—
	USD	607,424	GBP	467,800	03/18/2020	13,502	—
						41,176	(3,220)
NatWest Markets PLC	SEK	2,050,900	USD	216,358	03/18/2020	—	(3,397)

State Street Bank and Trust Co.	USD	12,679	ILS	43,900	01/15/2020	40	—
	USD	479,861	JPY	51,935,100	02/19/2020	—	(753)
						40	(753)
UBS AG	USD	340,482	AUD	508,300	01/15/2020	16,328	—
	USD	25,346	CAD	33,600	01/15/2020	531	—
						16,859	—
Westpac Banking Corp.	USD	18,933	CAD	25,100	01/15/2020	397	—

Net Unrealized Appreciation (Depreciation)						$82,736	$(16,274)

AUD — Australian Dollar	EUR — Euro Currency	KRW — South Korean Won
CAD — Canadian Dollar	GBP — Pound Sterling	NOK — Norwegian Krone
CHF — Swiss Franc	HKD — Hong Kong Dollar	SEK — Swedish Krona
CNH —Yuan Renminbi	ILS — New Israeli Sheqel	SGD — Singpore Dollar
DKK — Danish Krone	JPY — Japanese Yen	USD — United States Dollar

35

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$—	$1,331		$—	$1,331
Oil Companies-Exploration & Production	1,224,189	78,642	**	338	1,303,169
Other Industries	120,334,847	13,964,453	**	—	134,299,300
Convertible Preferred Securities	15,857	—		—	15,857
Preferred Securities	15,109	—		—	15,109
Preferred Securities/Capital Securities	—	558,914		—	558,914
Asset Backed Securities	—	3,350,935		—	3,350,935
Convertible Bonds & Notes	—	4,810		—	4,810
U.S. Corporate Bonds & Notes:
Independent Power Producers	—	228,264		0	228,264
Oil & Gas Drilling	—	22,500		1	22,501
Oil-Field Services	—	28,404		2	28,406
Other Industries	—	11,409,771		—	11,409,771
Foreign Corporate Bonds & Notes	—	1,586,339		—	1,586,339
Loans	—	178,190		—	178,190
Municipal Bonds & Notes	—	103,515		—	103,515
U.S. Government Agencies	—	4,093,507		—	4,093,507
U.S. Government Treasuries	—	7,163,234		—	7,163,234
Exchange-Traded Funds	2,080,684	—		—	2,080,684
Equity Certificates	—	428,041		—	428,041
Warrants	—	3,044		—	3,044
Short-Term Investment Securities	—	6,039,836		—	6,039,836
Repurchase Agreements	—	6,157,000		—	6,157,000
Total Investments at Value	$123,670,686	$55,400,730		$341	$179,071,757

Other Financial Instruments:†
Futures Contracts	$146,269	$—		$—	$146,269
Over the Counter Total Return Swap Contracts	—	181,656		—	181,656
Forward Foreign Currency Contracts	—	82,736		—	82,736
Total Other Financial Instruments	$146,269	$264,392		$—	$410,661

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$197,629	$—		$—	$197,629
Over the Counter Total Return Swap Contracts	—	222,595		—	222,595
Forward Foreign Currency Contracts	—	16,274		—	16,274
Total Other Financial Instruments	$197,629	$238,869		$—	$436,498

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

36

SEASONS SERIES TRUST SA T. ROWE PRICE GROWTH STOCK PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.9%
Aerospace/Defense — 2.7%
Boeing Co.	34,156	$11,126,659
Applications Software — 10.4%
Intuit, Inc.	21,015	5,504,459
Microsoft Corp.	158,834	25,048,122
salesforce.com, Inc.†	44,861	7,296,193
ServiceNow, Inc.†	16,886	4,767,256
Stripe, Inc., Class B(1)(2)	10,760	168,824
		42,784,854
Athletic Footwear — 0.8%
NIKE, Inc., Class B	33,610	3,405,029
Auto-Cars/Light Trucks — 1.5%
Ferrari NV	21,816	3,611,421
Tesla, Inc.†	5,700	2,384,481
		5,995,902
Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	40,081	3,806,493
Building-Residential/Commercial — 0.2%
NVR, Inc.†	200	761,682
Casino Hotels — 2.1%
Las Vegas Sands Corp.	39,375	2,718,450
MGM Resorts International	58,393	1,942,735
Wynn Resorts, Ltd.	28,996	4,026,675
		8,687,860
Commercial Services-Finance — 3.2%
Equifax, Inc.	12,535	1,756,404
Global Payments, Inc.	19,871	3,627,650
PayPal Holdings, Inc.†	34,184	3,697,683
TransUnion	48,123	4,119,810
		13,201,547
Communications Software — 0.3%
Slack Technologies, Inc., Class A†	64,169	1,442,519
Computer Software — 1.1%
Splunk, Inc.†	30,242	4,529,344
Zoom Video Communications, Inc., Class A†	1,286	87,500
		4,616,844
Computers — 4.6%
Apple, Inc.	65,301	19,175,639
Data Processing/Management — 3.3%
Fidelity National Information Services, Inc.	60,772	8,452,777
Fiserv, Inc.†	45,087	5,213,410
		13,666,187
Diversified Financial Services — 0.4%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,601,970
Diversified Manufacturing Operations — 0.3%
General Electric Co.	93,000	1,037,880
Drug Delivery Systems — 1.2%
Becton Dickinson and Co.	18,267	4,968,076
E-Commerce/Products — 9.4%
Alibaba Group Holding, Ltd. ADR†	57,567	12,209,960
Amazon.com, Inc.†	14,408	26,623,679
		38,833,639
E-Commerce/Services — 2.3%
Booking Holdings, Inc.†	1,883	3,867,173
IAC/InterActiveCorp†	11,235	2,798,751
Match Group, Inc†.	16,143	1,325,502
MercadoLibre, Inc.†	1,905	1,089,546
Uber Technologies, Inc.†	15,094	448,895
		9,529,867
Electric-Distribution — 0.8%
Sempra Energy	21,986	3,330,439
Electric-Integrated — 0.6%
NextEra Energy, Inc.	10,516	2,546,555
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	49,300	2,260,898
Marvell Technology Group, Ltd.	131,859	3,502,175
		5,763,073
Electronic Measurement Instruments — 2.0%
Fortive Corp.	44,572	3,404,855
Roper Technologies, Inc.	13,500	4,782,105
		8,186,960
Enterprise Software/Service — 1.7%
Atlassian Corp. PLC, Class A†	7,862	946,113
Paycom Software, Inc.†	5,719	1,514,162
Temenos AG	13,954	2,206,153
Workday, Inc., Class A†	14,369	2,362,982
		7,029,410
Finance-Credit Card — 7.2%
Mastercard, Inc., Class A	47,314	14,127,487
Visa, Inc., Class A	83,740	15,734,746
		29,862,233
Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	47,887	2,379,984
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	19,363	1,792,046
Industrial Gases — 0.6%
Linde PLC	11,500	2,448,350
Instruments-Controls — 0.2%
Honeywell International, Inc.	5,368	950,136
Insurance-Multi-line — 0.6%
Chubb, Ltd.	17,026	2,650,267
Internet Content-Entertainment — 7.9%
Facebook, Inc., Class A†	115,513	23,709,043
Netflix, Inc.†	27,433	8,876,496
		32,585,539
Internet Content-Information/News — 2.5%
Spotify Technology SA†	12,779	1,911,099
Tencent Holdings, Ltd.	141,200	6,806,042
Tencent Music Entertainment Group ADR†	144,100	1,691,734
		10,408,875
Investment Management/Advisor Services — 0.1%
XP, Inc., Class A†	11,432	440,361

1

Machinery-General Industrial — 1.3%
Hexagon AB, Class B	35,034	1,962,905
Wabtec Corp.	45,024	3,502,867
		5,465,772
Medical Instruments — 1.9%
Alcon, Inc.†	34,869	1,975,319
Intuitive Surgical, Inc.†	10,287	6,081,160
		8,056,479
Medical Products — 1.5%
Stryker Corp.	29,388	6,169,717
Medical-Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	11,737	1,269,357
Vertex Pharmaceuticals, Inc.†	26,954	5,901,578
		7,170,935
Medical-HMO — 4.0%
Anthem, Inc.	12,726	3,843,634
Centene Corp.†	63,416	3,986,964
UnitedHealth Group, Inc.	25,431	7,476,205
WellCare Health Plans, Inc.†	4,047	1,336,360
		16,643,163
Medical-Hospitals — 0.9%
HCA Healthcare, Inc.	23,799	3,517,730
Multimedia — 1.1%
Walt Disney Co.	31,043	4,489,749
Oil Companies-Exploration & Production — 0.7%
Concho Resources, Inc.	12,500	1,094,625
Pioneer Natural Resources Co.	11,014	1,667,189
		2,761,814
Pharmacy Services — 0.9%
Cigna Corp.	17,652	3,609,657
Retail-Apparel/Shoe — 0.6%
Lululemon Athletica, Inc.†	10,416	2,413,075
Retail-Discount — 1.8%
Dollar General Corp.	9,625	1,501,308
Dollar Tree, Inc.†	29,820	2,804,571
Dollarama, Inc.	87,401	3,003,894
		7,309,773
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	4,213	1,066,479
Retail-Restaurants — 0.2%
Restaurant Brands International, Inc.	13,133	837,491
Semiconductor Equipment — 1.1%
ASML Holding NV	14,904	4,410,690
Software Tools — 0.8%
VMware, Inc., Class A†	21,198	3,217,644
Tobacco — 0.5%
Philip Morris International, Inc.	26,423	2,248,333
Transport-Rail — 0.5%
Union Pacific Corp.	11,000	1,988,690
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	19,798	2,312,010
Web Portals/ISP — 6.2%
Alphabet, Inc., Class A†	9,760	13,072,447
Alphabet, Inc., Class C†	9,516	12,723,082
		25,795,529
Total Common Stocks (cost $274,291,791)		404,501,605
CONVERTIBLE PREFERRED SECURITIES — 1.9%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)	26,666	640,691
Magic Leap, Inc., Series D†(1)(2)	16,678	405,275
		1,045,966
Auto-Cars/Light Trucks — 0.5%
Aurora Innovation, Inc. Series B† (1)(2)	35,120	324,519
GM Cruise Holdings, LLC Class F†(1)(2)	33,800	616,850
Rivian Automotive, Inc., Series D† (1)(2)	114,924	1,234,744
		2,176,113
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(2)	13,329	1,611,432
Airbnb, Inc., Series E†(1)(2)	8,841	1,068,847
DoorDash, Inc., Series G†(1)(2)	1,701	322,675
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	970,154
		3,973,108
Enterprise Software/Service — 0.1%
UiPath, Inc., Series D-1†(1)(2)	12,136	477,572
UiPath, Inc., Series D-2†(1)(2)	2,038	80,199
		557,771
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series E†(1)(2)	12,598	177,380
Total Convertible Preferred Securities (cost $6,423,531)		7,930,338
Total Long-Term Investment Securities (cost $280,715,322)		412,431,943

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(3)	500,941	500,941
T. Rowe Price Government Reserve Fund 1.59%(3)	128,561	128,561
Total Short-Term Investment Securities (cost $629,502)		629,502
TOTAL INVESTMENTS (cost $281,344,824)	100.0%	413,061,445
Other assets less liabilities	0.0	119,816
NET ASSETS	100.0%	$413,181,261

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

2

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ANT International Co., Ltd.,
Class C	06/07/2018	249,140	$1,397,675	$1,601,970	$6.43	0.39%
Stripe, Inc.,
Class B	12/17/2019	10,760	168,824	168,824	15.69	0.04
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,611,432	120.90	0.39
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	1,068,847	120.90	0.26
Aurora Innovation, Inc.,
Series B	03/01/2019	35,120	324,519	324,519	9.24	0.08
DoorDash, Inc.,
Series G	11/12/2019	1,701	322,675	322,675	189.70	0.08
GM Cruise Holdings,LLC,
Class F	05/04/2019	33,800	616,850	616,850	18.25	0.15
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	640,691	24.03	0.16
Magic Leap, Inc.,
Series D	10/12/2017	16,678	450,306	405,275	24.30	0.10
UiPath, Inc.,
Series D-1	04/26/2019	12,136	477,572	477,572	39.35	0.12
UiPath, Inc.,
Series D-2	04/26/2019	2,038	80,199	80,199	39.35	0.02
Rivian Automotive, Inc.,
Series D	12/23/2019	114,924	1,234,744	1,234,744	10.74	0.30
WeWork Cos., Inc.,
Series E	06/23/2015	12,598	440,655	177,380	14.08	0.04
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	970,154	50.93	0.23
				$9,701,132		2.36%

(3)	The rate shown is the 7-day yield as of December 31, 2019.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$42,616,030	$—		$168,824	$42,784,854
Diversified Financial Services	—	—		1,601,970	1,601,970
Other Industries	353,970,404	6,144,377	**	—	360,114,781
Convertible Preferred Securities	—	—		7,930,338	7,930,338
Short-Term Investment Securities	629,502	—		—	629,502
Total Investments at Value	$397,215,936	$6,144,377		$9,701,132	$413,061,445

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$1,468,665	$6,814,638
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	11,231	16,888
Realized Loss	—	(137,279)
Change in unrealized appreciation(1)	204,295	167,334
Change in unrealized depreciation(1)	(28,690)	(958,845)
Net purchases	168,824	2,732,039
Net Sales	(28,728)	(280,345)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(24,803)	(424,092)
Balance as of December 31, 2019	$1,770,794	$7,930,338

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2019 includes:

Common Stocks	Convertible Preferred Securities
$204,295	$(440,613)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2019.

(2)  Convertible Preferred Securities were converted to Common Stock upon the Company’s IPO listing. Securities are now valued using Level 2 inputs.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at December 31, 2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$168,824	Market Approach	Transaction Price*	$15.69

	$1,601,970	Market Approach	Transaction Price*	$5.61
			2021 Estimated Gross Profit Multiple*	10.9x
			2021 Estimated EBIT Multiple*	19.9x
			2022 Estimated EBIT Multiple*	15.7x
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$4,026,713	Market Approach	Transaction Price*	$9.2403 - $189.6971 ($51.080986)

	$1,045,966	Market Approach	Transaction Price*	$27.00
			Liquidation Preference*	$23.033
			Discount for Uncertainty	10.0%

	$177,380	Market Approach	Transaction Price*	$11.60
			Pending Transaction Price*	$19.190
			Discount for Uncertainty	10.0%

	$2,680,279	Market Approach	Last Twelve Months Revenue Multiple*	7.60x
			2021 Estimated Revenue Multiple*	5.00x-7.50x (5.75x)
			2021 Estimated Gross Profit Multiple*	5.60x
			2022 Estimated Revenue Multiple*	4.50x
			2022 Estimated Gross Profit Multiple*	5.10x
			2023 Estimated Revenue Multiple*	4.20x
			2023 Estimated Gross Profit Multiple*	4.70x
			Discount for Lack of Marketability	10%-15% (11.7%)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.4%
Aerospace/Defense — 1.5%
Boeing Co.	8,849	$2,882,650
Lockheed Martin Corp.	2,957	1,151,397
Northrop Grumman Corp.	7,989	2,747,976
Raytheon Co.	1,991	437,503
TransDigm Group, Inc.	593	332,080
		7,551,606
Aerospace/Defense-Equipment — 0.7%
Arconic, Inc.	2,307	70,986
HEICO Corp., Class A	23,892	2,139,051
L3Harris Technologies, Inc.	2,634	521,190
United Technologies Corp.	5,123	767,220
		3,498,447
Agricultural Biotech — 0.1%
Corteva, Inc.	8,537	252,354
Apparel Manufacturers — 0.4%
PVH Corp.	18,565	1,952,110
VF Corp.	2,068	206,097
		2,158,207
Applications Software — 9.1%
Intuit, Inc.	19,494	5,106,063
Microsoft Corp.	166,449	26,249,007
salesforce.com, Inc.†	24,414	3,970,693
ServiceNow, Inc.†	36,643	10,345,052
		45,670,815
Athletic Footwear — 0.9%
NIKE, Inc., Class B	42,652	4,321,074
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,150	205,804
PACCAR, Inc.	4,121	325,971
		531,775
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	11,290	1,072,211
Banks-Commercial — 0.2%
First Republic Bank	8,419	988,811
SVB Financial Group†	393	98,659
		1,087,470
Banks-Fiduciary — 0.1%
Northern Trust Corp.	6,337	673,243
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	63,682	3,524,799
Monster Beverage Corp.†	35,645	2,265,240
PepsiCo, Inc.	7,974	1,089,806
		6,879,845
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,171	146,760
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,658	108,334
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	3,779	1,056,760
Vulcan Materials Co.	1,577	227,072
		1,283,832
Building Products-Wood — 0.0%
Masco Corp.	3,385	162,446
Building-Maintenance & Services — 0.5%
Rollins, Inc.	70,580	2,340,433
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,995	210,736
NVR, Inc.†	41	156,145
PulteGroup, Inc.	3,035	117,758
		484,639
Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	1,868	906,129
Comcast Corp., Class A	60,003	2,698,335
		3,604,464
Casino Hotels — 0.1%
Las Vegas Sands Corp.	2,295	158,447
MGM Resorts International	3,742	124,496
Wynn Resorts, Ltd.	1,151	159,839
		442,782
Chemicals-Diversified — 0.3%
Celanese Corp.	1,440	177,293
Dow, Inc.	8,834	483,485
DuPont de Nemours, Inc.	11,288	724,689
FMC Corp.	1,544	154,122
PPG Industries, Inc.	1,437	191,825
		1,731,414
Chemicals-Specialty — 2.0%
Ecolab, Inc.	51,423	9,924,125
Coatings/Paint — 0.3%
Sherwin-Williams Co.	2,932	1,710,939
Commercial Services — 0.1%
Cintas Corp.	999	268,811
Quanta Services, Inc.	763	31,062
		299,873
Commercial Services-Finance — 2.4%
Adyen NV†*	3,076	2,522,205
Automatic Data Processing, Inc.	3,196	544,918
Equifax, Inc.	866	121,344
FleetCor Technologies, Inc.†	1,034	297,503
Global Payments, Inc.	1,754	320,210
IHS Markit, Ltd.†	3,487	262,745
MarketAxess Holdings, Inc.	452	171,358
Moody’s Corp.	1,934	459,151
PayPal Holdings, Inc.†	37,837	4,092,828
S&P Global, Inc.	12,063	3,293,802
		12,086,064
Communications Software — 0.1%
Slack Technologies, Inc., Class A†	30,486	685,325
Computer Aided Design — 0.8%
ANSYS, Inc.†	1,020	262,558
Autodesk, Inc.†	17,278	3,169,822
Cadence Design Systems, Inc.†	3,343	231,871
Synopsys, Inc.†	1,791	249,307
		3,913,558
Computer Data Security — 0.0%
Fortinet, Inc.†	1,691	180,531

1

Computer Services — 0.7%
Accenture PLC, Class A	16,124	3,395,230
Leidos Holdings, Inc.	793	77,627
		3,472,857
Computer Software — 0.4%
Akamai Technologies, Inc.†	1,386	119,723
Citrix Systems, Inc.	758	84,062
Twilio, Inc., Class A†	16,172	1,589,384
		1,793,169
Computers — 5.4%
Apple, Inc.	92,293	27,101,839
Computers-Memory Devices — 0.0%
NetApp, Inc.	1,251	77,875
Seagate Technology PLC	1,653	98,353
		176,228
Consulting Services — 1.6%
Gartner, Inc.†	26,173	4,033,259
Verisk Analytics, Inc.	26,661	3,981,554
		8,014,813
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,001	275,238
Containers-Metal/Glass — 0.5%
Ball Corp.	40,381	2,611,439
Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	11,895	818,852
Coty, Inc., Class A	1,655	18,619
Estee Lauder Cos., Inc., Class A	14,629	3,021,473
Procter & Gamble Co.	17,232	2,152,277
		6,011,221
Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	20,388	2,518,733
Fidelity National Information Services, Inc.	15,535	2,160,763
Fiserv, Inc.†	6,804	786,746
Jack Henry & Associates, Inc.	477	69,485
Paychex, Inc.	2,543	216,308
		5,752,035
Decision Support Software — 0.1%
MSCI, Inc.	1,009	260,504
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	854	238,300
DENTSPLY SIRONA, Inc.	1,404	79,452
Envista Holdings Corp.†	4,250	125,970
		443,722
Diagnostic Equipment — 1.4%
Adaptive Biotechnologies Corp.†	12,119	362,600
Danaher Corp.	32,375	4,968,915
Thermo Fisher Scientific, Inc.	4,777	1,551,904
		6,883,419
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,022	266,875
Disposable Medical Products — 0.1%
STERIS PLC	545	83,069
Teleflex, Inc.	552	207,795
		290,864
Distribution/Wholesale — 0.6%
Copart, Inc.†	31,092	2,827,507
Fastenal Co.	4,783	176,732
LKQ Corp.†	1,899	67,794
		3,072,033
Diversified Banking Institutions — 0.5%
JPMorgan Chase & Co.	17,936	2,500,278
Diversified Manufacturing Operations — 0.2%
Illinois Tool Works, Inc.	2,126	381,893
Ingersoll-Rand PLC	1,770	235,268
Parker-Hannifin Corp.	842	173,301
		790,462
E-Commerce/Products — 5.5%
Amazon.com, Inc.†	14,666	27,100,422
eBay, Inc.	9,110	328,962
		27,429,384
E-Commerce/Services — 1.1%
Booking Holdings, Inc.†	499	1,024,811
Lyft, Inc., Class A†	10,102	434,588
MercadoLibre, Inc.†	6,847	3,916,073
		5,375,472
E-Services/Consulting — 0.1%
CDW Corp.	1,712	244,542
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,723	271,592
Emerson Electric Co.	3,919	298,863
		570,455
Electric-Distribution — 0.0%
Sempra Energy	1,511	228,886
Electric-Integrated — 0.1%
NextEra Energy, Inc.	3,086	747,306
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,721	167,901
Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	13,267	608,425
Broadcom, Inc.	4,726	1,493,511
Intel Corp.	29,539	1,767,909
IPG Photonics Corp.†	212	30,723
Marvell Technology Group, Ltd.	36,029	956,930
Microchip Technology, Inc.	2,847	298,138
Micron Technology, Inc.†	13,189	709,304
NVIDIA Corp.	22,441	5,280,367
Qorvo, Inc.†	1,384	160,862
Skyworks Solutions, Inc.	1,177	142,276
Texas Instruments, Inc.	9,447	1,211,956
Xilinx, Inc.	1,857	181,559
		12,841,960
Electronic Connectors — 0.5%
Amphenol Corp., Class A	22,556	2,441,236
TE Connectivity, Ltd.	1,992	190,913
		2,632,149

2

Electronic Forms — 1.1%
Adobe, Inc.†	16,312	5,379,861
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	2,101	179,236
FLIR Systems, Inc.	767	39,938
Keysight Technologies, Inc.†	2,235	229,378
Roper Technologies, Inc.	8,144	2,884,849
		3,333,401
Electronic Security Devices — 0.0%
Allegion PLC	1,107	137,866
Enterprise Software/Service — 4.4%
Atlassian Corp. PLC, Class A†	24,455	2,942,915
Coupa Software, Inc.†	28,507	4,169,149
Oracle Corp.	15,486	820,448
Veeva Systems, Inc., Class A†	40,350	5,675,631
Workday, Inc., Class A†	51,307	8,437,436
		22,045,579
Entertainment Software — 0.4%
Electronic Arts, Inc.†	17,307	1,860,675
Take-Two Interactive Software, Inc.†	1,348	165,036
		2,025,711
Finance-Consumer Loans — 0.1%
Synchrony Financial	7,083	255,059
Finance-Credit Card — 3.6%
American Express Co.	4,796	597,054
Discover Financial Services	2,315	196,358
Mastercard, Inc., Class A	26,537	7,923,683
Visa, Inc., Class A	48,387	9,091,918
Western Union Co.	4,995	133,766
		17,942,779
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	9,943	472,889
Finance-Other Services — 1.6%
Cboe Global Markets, Inc.	9,768	1,172,160
CME Group, Inc.	13,599	2,729,591
Intercontinental Exchange, Inc.	42,145	3,900,520
Nasdaq, Inc.	642	68,758
		7,871,029
Food-Confectionery — 0.2%
Hershey Co.	1,184	174,024
Mondelez International, Inc., Class A	12,550	691,254
		865,278
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,688	153,676
Food-Misc./Diversified — 0.2%
Campbell Soup Co.	886	43,786
Lamb Weston Holdings, Inc.	957	82,331
McCormick & Co., Inc.	6,562	1,113,768
		1,239,885
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	2,735	233,952
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,035	52,609
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	3,362	372,880
Marriott International, Inc., Class A	3,233	489,573
		862,453
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,997	119,131
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	785	159,096
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	2,626	617,084
Linde PLC	11,236	2,392,144
		3,009,228
Instruments-Controls — 0.6%
Honeywell International, Inc.	16,591	2,936,607
Mettler-Toledo International, Inc.†	183	145,170
		3,081,777
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	754	73,213
Waters Corp.†	476	111,218
		184,431
Insurance Brokers — 0.2%
Aon PLC	1,757	365,965
Arthur J. Gallagher & Co.	1,133	107,896
Marsh & McLennan Cos., Inc.	3,668	408,652
Willis Towers Watson PLC	735	148,426
		1,030,939
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	833	87,590
Insurance-Property/Casualty — 0.2%
Markel Corp.†	409	467,557
Progressive Corp.	4,249	307,585
		775,142
Internet Application Software — 0.8%
Okta, Inc.†	34,960	4,033,335
Internet Content-Entertainment — 4.7%
Facebook, Inc., Class A†	75,900	15,578,475
Netflix, Inc.†	5,221	1,689,359
Twitter, Inc.†	200,160	6,415,128
		23,682,962
Internet Content-Information/News — 1.2%
Spotify Technology SA†	40,716	6,089,078
Internet Security — 0.0%
NortonLifeLock, Inc.	4,235	108,077
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	981	163,415
BlackRock, Inc.	717	360,436
T. Rowe Price Group, Inc.	2,060	250,990
		774,841
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,885	573,737
Machinery-Farming — 0.3%
Deere & Co.	10,008	1,733,986

3

Machinery-General Industrial — 0.0%
IDEX Corp.	516	88,752
Machinery-Pumps — 0.0%
Dover Corp.	1,021	117,681
Xylem, Inc.	1,266	99,748
		217,429
Medical Information Systems — 0.0%
Cerner Corp.	2,357	172,980
Medical Instruments — 3.3%
Boston Scientific Corp.†	76,956	3,479,950
Edwards Lifesciences Corp.†	6,689	1,560,477
Intuitive Surgical, Inc.†	19,929	11,781,028
		16,821,455
Medical Labs & Testing Services — 0.0%
IQVIA Holdings, Inc.†	1,483	229,138
Medical Products — 0.8%
Abbott Laboratories	12,212	1,060,734
ABIOMED, Inc.†	5,001	853,121
Baxter International, Inc.	2,737	228,868
Cooper Cos., Inc.	337	108,275
Hologic, Inc.†	1,725	90,062
Stryker Corp.	2,532	531,568
Varian Medical Systems, Inc.†	596	84,638
West Pharmaceutical Services, Inc.	6,653	1,000,145
		3,957,411
Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	8,019	867,255
Amgen, Inc.	4,176	1,006,708
BioMarin Pharmaceutical, Inc.†	11,793	997,098
Guardant Health, Inc.†	5,274	412,111
Illumina, Inc.†	8,124	2,695,056
Incyte Corp.†	10,379	906,294
Regeneron Pharmaceuticals, Inc.†	638	239,556
Vertex Pharmaceuticals, Inc.†	3,064	670,863
		7,794,941
Medical-Drugs — 3.7%
AbbVie, Inc.	45,449	4,024,054
AstraZeneca PLC ADR	37,489	1,869,202
Bristol-Myers Squibb Co.	15,360	985,958
Eli Lilly & Co.	23,892	3,140,126
Johnson & Johnson	13,169	1,920,962
Merck & Co., Inc.	16,682	1,517,228
Zoetis, Inc.	39,298	5,201,090
		18,658,620
Medical-HMO — 0.8%
Humana, Inc.	7,647	2,802,779
UnitedHealth Group, Inc.	4,134	1,215,313
WellCare Health Plans, Inc.†	599	197,796
		4,215,888
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	9,507	124,732
Multimedia — 1.6%
Walt Disney Co.	54,284	7,851,095
Networking Products — 0.0%
Arista Networks, Inc.†	646	131,396
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	1,154	103,433
Waste Connections, Inc.	26,236	2,381,967
Waste Management, Inc.	2,697	307,350
		2,792,750
Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	2,215	81,667
Zebra Technologies Corp., Class A†	642	163,993
		245,660
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	706	92,359
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	2,778	71,089
Cabot Oil & Gas Corp.	3,062	53,309
Cimarex Energy Co.	655	34,381
ConocoPhillips	13,072	850,072
EOG Resources, Inc.	3,465	290,228
Hess Corp.	3,086	206,176
Pioneer Natural Resources Co.	1,224	185,277
		1,690,532
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	1,425	35,696
Oil Refining & Marketing — 0.1%
Phillips 66	2,647	294,902
Pipelines — 0.3%
Cheniere Energy, Inc.†	23,968	1,463,726
Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc.	741	119,731
American Tower Corp.	13,803	3,172,205
Boston Properties, Inc.	754	103,946
Crown Castle International Corp.	2,873	408,397
Duke Realty Corp.	2,584	89,587
Equinix, Inc.	3,405	1,987,498
Essex Property Trust, Inc.	394	118,539
Extra Space Storage, Inc.	895	94,530
Federal Realty Investment Trust	351	45,184
Healthpeak Properties, Inc. REIT	2,771	95,516
Mid-America Apartment Communities, Inc.	612	80,698
Prologis, Inc.	4,290	382,411
Public Storage	787	167,600
Realty Income Corp.	1,747	128,632
SBA Communications Corp.	1,341	323,168
Simon Property Group, Inc.	1,462	217,780
UDR, Inc.	1,641	76,635
		7,612,057
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	3,988	244,424
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	895	149,259
Respiratory Products — 0.1%
ResMed, Inc.	1,713	265,464

4

Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	20,559	2,393,479
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	284	338,332
O’Reilly Automotive, Inc.†	901	394,872
		733,204
Retail-Automobile — 0.0%
CarMax, Inc.†	1,959	171,746
Retail-Building Products — 0.5%
Home Depot, Inc.	9,227	2,014,992
Lowe’s Cos., Inc.	6,027	721,794
		2,736,786
Retail-Discount — 0.7%
Costco Wholesale Corp.	3,105	912,622
Dollar General Corp.	3,033	473,087
Target Corp.	3,864	495,403
Walmart, Inc.	14,219	1,689,786
		3,570,898
Retail-Gardening Products — 0.0%
Tractor Supply Co.	691	64,567
Retail-Jewelry — 0.0%
Tiffany & Co.	1,286	171,874
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	14,447	882,134
Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	4,914	1,243,930
Retail-Restaurants — 1.9%
Chipotle Mexican Grill, Inc.†	305	255,318
Darden Restaurants, Inc.	672	73,255
Dunkin’ Brands Group, Inc.	14,790	1,117,237
McDonald’s Corp.	16,314	3,223,809
Starbucks Corp.	50,993	4,483,305
Yum! Brands, Inc.	3,603	362,930
		9,515,854
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	11,675	1,387,457
Maxim Integrated Products, Inc.	1,419	87,283
NXP Semiconductors NV	14,548	1,851,378
QUALCOMM, Inc.	13,603	1,200,193
		4,526,311
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	11,005	671,745
KLA Corp.	1,880	334,960
Lam Research Corp.	1,728	505,267
		1,511,972
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	287	72,003
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,579	111,067
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	4,306	125,348
Textile-Apparel — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	5,290	2,457,777
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,125	80,404
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	16,493	787,541
Sarepta Therapeutics, Inc.†	9,898	1,277,238
		2,064,779
Tobacco — 0.2%
Altria Group, Inc.	8,680	433,219
Philip Morris International, Inc.	8,156	693,994
		1,127,213
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,367	558,047
Transport-Rail — 2.2%
CSX Corp.	28,886	2,090,191
Kansas City Southern	1,181	180,882
Norfolk Southern Corp.	1,677	325,556
Union Pacific Corp.	45,951	8,307,481
		10,904,110
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	1,055	82,311
United Parcel Service, Inc., Class B	3,757	439,794
		522,105
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	599	69,951
Old Dominion Freight Line, Inc.	761	144,423
		214,374
Veterinary Diagnostics — 0.3%
Elanco Animal Health, Inc.†	44,656	1,315,119
Water — 0.0%
American Water Works Co., Inc.	1,077	132,309
Web Hosting/Design — 1.2%
Shopify, Inc., Class A†	14,872	5,912,810
VeriSign, Inc.†	652	125,627
		6,038,437
Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	8,872	11,883,068
Alphabet, Inc., Class C†	10,114	13,522,620
		25,405,688
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,041	328,887
Total Common Stocks (cost $379,814,621)		495,204,082
EXCHANGE-TRADED FUNDS — 0.1%
iShares S&P 500 Growth ETF (cost $367,032)	1,990	385,344
Total Long-Term Investment Securities (cost $380,181,653)		495,589,426

5

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class 1.52%(1)	6,173,470	6,173,470
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.28%(1)	225,029	225,029
		6,398,499
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.54% due 03/26/2020(2)	$200,000	199,297
Total Short-Term Investment Securities (cost $6,597,783)		6,597,796
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $1,432,020 collateralized by $1,460,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $1,461,825 (cost $1,432,000)	1,432,000	1,432,000
TOTAL INVESTMENTS (cost $388,211,436)	100.1%	503,619,222
Liabilities in excess of other assets	(0.1)	(410,363)
NET ASSETS	100.0%	$503,208,859

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $2,522,205 representing 0.5% of net assets.

(1)	The rate shown is the 7-day yield as of December 31, 2019.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
11	Long	S&P 500 E-Mini Index	March 2020	$1,773,630	$1,777,105	$3,475

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$495,204,082	$—	$—	$495,204,082
Exchange-Traded Funds	385,344	—	—	385,344
Short-Term Investment Securities:
Registered Investment Companies	6,398,499	—	—	6,398,499
U.S. Government Treasuries	—	199,297	—	199,297
Repurchase Agreements	—	1,432,000	—	1,432,000
Total Investments at Value	$501,987,925	$1,631,297	$—	$503,619,222

Other Financial Instruments:†
Futures Contracts	$3,475	$—	$—	$3,475

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,053	$186,024
Omnicom Group, Inc.	4,522	366,373
		552,397
Aerospace/Defense — 0.9%
Boeing Co.	6,218	2,025,576
General Dynamics Corp.	4,867	858,296
Lockheed Martin Corp.	8,300	3,231,854
Raytheon Co.	2,314	508,478
		6,624,204
Aerospace/Defense-Equipment — 1.2%
Arconic, Inc.	4,023	123,787
L3Harris Technologies, Inc.	14,900	2,948,263
United Technologies Corp.	38,201	5,720,982
		8,793,032
Agricultural Biotech — 0.1%
Corteva, Inc.	15,544	459,481
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,516	215,594
Mosaic Co.	7,262	157,150
		372,744
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	70,762	3,279,819
Airlines — 0.8%
Alaska Air Group, Inc.	2,558	173,305
American Airlines Group, Inc.	8,097	232,222
Delta Air Lines, Inc.	11,955	699,128
Southwest Airlines Co.	79,477	4,290,168
United Airlines Holdings, Inc†.	4,520	398,167
		5,792,990
Apparel Manufacturers — 0.5%
Capri Holdings, Ltd.†	3,149	120,134
Hanesbrands, Inc.	7,512	111,553
PVH Corp.	1,540	161,931
Ralph Lauren Corp.	1,033	121,088
Tapestry, Inc.	105,531	2,846,171
Under Armour, Inc., Class A†	3,909	84,435
Under Armour, Inc., Class C†	4,041	77,507
VF Corp.	3,197	318,613
		3,841,432
Appliances — 0.0%
Whirlpool Corp.	1,313	193,707
Athletic Footwear — 0.1%
NIKE, Inc., Class B	8,540	865,187
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	80,878	752,165
General Motors Co.	26,114	955,773
Honda Motor Co., Ltd ADR†	81,220	2,299,338
		4,007,276
Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	11,127	1,991,288
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	5,302	503,531
BorgWarner, Inc.	4,289	186,057
		689,588
Banks-Commercial — 2.1%
Citizens Financial Group, Inc.	9,029	366,668
First Republic Bank	1,785	209,648
M&T Bank Corp.	23,595	4,005,251
Regions Financial Corp.	20,035	343,801
SVB Financial Group†	386	96,901
Truist Financial Corp.	194,673	10,963,983
Zions Bancorp NA	3,540	183,797
		16,170,049
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	124,000	6,240,920
Northern Trust Corp.	4,401	467,562
State Street Corp.	7,552	597,363
		7,305,845
Banks-Super Regional — 4.2%
Comerica, Inc.	2,994	214,820
Fifth Third Bancorp	14,739	453,077
Huntington Bancshares, Inc.	21,450	323,466
KeyCorp	20,457	414,050
PNC Financial Services Group, Inc.	91,788	14,652,118
US Bancorp	120,680	7,155,117
Wells Fargo & Co.	170,686	9,182,907
		32,395,555
Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	48,053	2,659,734
Monster Beverage Corp.†	2,617	166,310
PepsiCo, Inc.	44,060	6,021,680
		8,847,724
Brewery — 0.1%
Constellation Brands, Inc., Class A	3,479	660,140
Molson Coors Brewing Co., Class B	3,902	210,318
		870,458
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,284	107,518
Discovery, Inc., Class C†	6,966	212,393
Fox Corp., Class A	7,363	272,947
Fox Corp., Class B	3,372	122,741
		715,599
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	40,207	2,627,125
Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	77,242	3,144,522
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,550	51,398
Building-Residential/Commercial — 0.6%
Lennar Corp., Class A	59,813	3,336,967
PulteGroup, Inc.	35,720	1,385,936
		4,722,903
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	153,217	6,890,169
DISH Network Corp., Class A	5,296	187,849
		7,078,018
Casino Hotels — 0.0%
Las Vegas Sands Corp.	3,018	208,363
MGM Resorts International	4,171	138,769
		347,132

1

Cellular Telecom — 0.1%
T-Mobile US, Inc†.	6,575	515,612
Chemicals-Diversified — 1.7%
Celanese Corp.	24,300	2,991,816
Dow, Inc.	66,737	3,652,516
DuPont de Nemours, Inc.	40,016	2,569,027
Eastman Chemical Co.	2,824	223,830
FMC Corp.	30,600	3,054,492
LyondellBasell Industries NV, Class A	5,332	503,767
PPG Industries, Inc.	2,407	321,311
		13,316,759
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,202	160,834
Ecolab, Inc.	2,552	492,511
International Flavors & Fragrances, Inc.	2,218	286,166
		939,511
Commercial Services — 0.0%
Nielsen Holdings PLC	7,390	150,017
Quanta Services, Inc.	1,625	66,154
		216,171
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	3,415	582,258
Equifax, Inc.	1,006	140,961
Global Payments, Inc.	3,184	581,271
H&R Block, Inc.	4,055	95,211
IHS Markit, Ltd.†	2,249	169,462
		1,569,163
Computer Services — 1.0%
Accenture PLC, Class A	4,880	1,027,582
Amdocs, Ltd.	42,400	3,060,856
Cognizant Technology Solutions Corp., Class A	11,373	705,353
DXC Technology Co.	5,317	199,866
International Business Machines Corp.	18,394	2,465,532
Leidos Holdings, Inc.	1,382	135,284
		7,594,473
Computer Software — 0.0%
Akamai Technologies, Inc.†	940	81,197
Citrix Systems, Inc.	1,220	135,298
		216,495
Computers — 0.1%
Hewlett Packard Enterprise Co.	26,876	426,253
HP, Inc.	30,779	632,509
		1,058,762
Computers-Memory Devices — 0.6%
NetApp, Inc.	60,358	3,757,285
Seagate Technology PLC	1,921	114,300
Western Digital Corp.	6,177	392,054
		4,263,639
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,055	157,554
Consumer Products-Misc. — 0.5%
Clorox Co.	2,607	400,279
Kimberly-Clark Corp.	27,421	3,771,758
		4,172,037
Containers-Metal/Glass — 0.0%
Ball Corp.	1,970	127,400
Containers-Paper/Plastic — 0.5%
Amcor PLC	33,650	364,766
Packaging Corp. of America	1,966	220,173
Sealed Air Corp.	78,869	3,141,352
WestRock Co.	5,356	229,826
		3,956,117
Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	85,080	5,856,907
Coty, Inc., Class A	3,254	36,607
Procter & Gamble Co.	56,164	7,014,884
Unilever NV	71,426	4,104,138
		17,012,536
Cruise Lines — 0.4%
Carnival Corp.	45,349	2,305,089
Norwegian Cruise Line Holdings, Ltd.†	4,419	258,114
Royal Caribbean Cruises, Ltd.	3,570	476,631
		3,039,834
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	714	88,207
Fidelity National Information Services, Inc.	12,765	1,775,484
Jack Henry & Associates, Inc.	767	111,729
Paychex, Inc.	2,183	185,686
		2,161,106
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,171	122,857
Diagnostic Equipment — 0.1%
Danaher Corp.	4,780	733,634
Dialysis Centers — 0.0%
DaVita, Inc.†	1,863	139,781
Disposable Medical Products — 0.0%
STERIS PLC	810	123,460
Distribution/Wholesale — 0.1%
Fastenal Co.	3,574	132,059
LKQ Corp.†	3,055	109,064
WW Grainger, Inc.	906	306,699
		547,822
Diversified Banking Institutions — 6.5%
Bank of America Corp.	492,271	17,337,784
Citigroup, Inc.	124,732	9,964,839
Goldman Sachs Group, Inc.	6,619	1,521,907
JPMorgan Chase & Co.	138,107	19,252,116
Morgan Stanley	25,549	1,306,065
		49,382,711
Diversified Manufacturing Operations — 2.3%
3M Co.	11,944	2,107,160
A.O. Smith Corp.	2,847	135,631
Eaton Corp. PLC	31,146	2,950,149
General Electric Co.	181,392	2,024,335
Illinois Tool Works, Inc.	2,369	425,543

2

Ingersoll-Rand PLC	26,312	3,497,391
Parker-Hannifin Corp.	1,201	247,190
Siemens AG	28,830	3,768,655
Textron, Inc.	47,021	2,097,137
		17,253,191
Drug Delivery Systems — 0.2%
Becton Dickinson and Co.	5,617	1,527,656
E-Commerce/Services — 0.0%
Expedia Group, Inc.	2,902	313,822
Electric Products-Misc. — 0.7%
Emerson Electric Co.	73,490	5,604,347
Electric-Distribution — 0.4%
CenterPoint Energy, Inc.	10,431	284,454
Sempra Energy	19,338	2,929,320
		3,213,774
Electric-Integrated — 4.8%
AES Corp.	13,789	274,401
Alliant Energy Corp.	4,992	273,162
Ameren Corp.	5,110	392,448
American Electric Power Co., Inc.	10,259	969,578
CMS Energy Corp.	5,895	370,442
Consolidated Edison, Inc.	6,904	624,605
Dominion Energy, Inc.	70,295	5,821,832
DTE Energy Co.	3,990	518,181
Duke Energy Corp.	15,142	1,381,102
Edison International	7,448	561,654
Entergy Corp.	4,135	495,373
Evergy, Inc.	4,733	308,071
Eversource Energy	58,004	4,934,400
Exelon Corp.	104,190	4,750,022
FirstEnergy Corp.	11,222	545,389
NextEra Energy, Inc.	4,771	1,155,345
Pinnacle West Capital Corp.	55,745	5,013,148
PPL Corp.	15,017	538,810
Public Service Enterprise Group, Inc.	10,504	620,261
Southern Co.	21,782	1,387,514
WEC Energy Group, Inc.	6,551	604,199
Xcel Energy, Inc.	85,371	5,420,205
		36,960,142
Electronic Components-Misc. — 0.7%
Gentex Corp.	85,800	2,486,484
nVent Electric PLC	107,300	2,744,734
		5,231,218
Electronic Components-Semiconductors — 2.2%
Intel Corp.	175,811	10,522,288
IPG Photonics Corp.†	369	53,476
Micron Technology, Inc.†	44,400	2,387,832
Skyworks Solutions, Inc.	1,486	179,628
Texas Instruments, Inc.	29,108	3,734,265
Xilinx, Inc.	1,985	194,073
		17,071,562
Electronic Connectors — 0.4%
TE Connectivity, Ltd.	32,503	3,115,088
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,764	235,797
FLIR Systems, Inc.	1,449	75,449
Fortive Corp.	6,138	468,882
		780,128
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	2,814	252,782
Enterprise Software/Service — 0.5%
Oracle Corp.	64,709	3,428,283
Entertainment Software — 0.2%
Activision Blizzard, Inc.	15,956	948,106
Electronic Arts, Inc.†	2,850	306,403
		1,254,509
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	851	95,482
American Express Co.	5,574	693,907
Capital One Financial Corp.	9,673	995,449
Discover Financial Services	2,474	209,845
		1,994,683
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	6,411	304,907
E*TRADE Financial Corp.	4,692	212,876
		517,783
Finance-Other Services — 0.2%
CME Group, Inc.	3,647	732,026
Intercontinental Exchange, Inc.	5,204	481,630
Nasdaq, Inc.	1,263	135,267
		1,348,923
Food-Confectionery — 1.2%
Hershey Co.	1,016	149,332
J.M. Smucker Co.	2,369	246,684
Mondelez International, Inc., Class A	161,382	8,888,920
		9,284,936
Food-Meat Products — 0.1%
Hormel Foods Corp.	5,775	260,510
Tyson Foods, Inc., Class A	3,188	290,236
		550,746
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	1,965	97,110
Conagra Brands, Inc.	42,308	1,448,626
General Mills, Inc.	12,553	672,339
Kellogg Co.	5,172	357,695
Kraft Heinz Co.	12,935	415,602
Lamb Weston Holdings, Inc.	1,365	117,431
McCormick & Co., Inc.	1,258	213,520
		3,322,323
Food-Retail — 0.4%
Koninklijke Ahold Delhaize NV	90,140	2,254,248
Kroger Co.	16,657	482,887
		2,737,135
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	5,828	498,527
US Foods Holding Corp.†	59,113	2,476,244
		2,974,771

3

Gas-Distribution — 0.1%
Atmos Energy Corp.	2,479	277,301
NiSource, Inc.	7,758	215,983
		493,284
Gold Mining — 0.1%
Newmont Goldcorp Corp.	17,028	739,867
Home Decoration Products — 0.0%
Newell Brands, Inc.	7,914	152,107
Home Furnishings — 0.0%
Leggett & Platt, Inc.	929	47,221
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	21,156	2,346,412
Human Resources — 0.0%
Robert Half International, Inc.	2,442	154,212
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,032	209,155
Industrial Gases — 0.1%
Linde PLC	3,236	688,944
Instruments-Controls — 0.2%
Honeywell International, Inc.	8,014	1,418,478
Mettler-Toledo International, Inc.†	187	148,343
		1,566,821
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	992	96,323
Waters Corp.†	509	118,928
		215,251
Insurance Brokers — 0.2%
Aon PLC	1,799	374,714
Arthur J. Gallagher & Co.	1,898	180,746
Marsh & McLennan Cos., Inc.	4,088	455,444
Willis Towers Watson PLC	1,389	280,495
		1,291,399
Insurance-Life/Health — 0.6%
Aflac, Inc.	53,645	2,837,821
Globe Life, Inc.	2,069	217,762
Lincoln National Corp.	4,119	243,062
Principal Financial Group, Inc.	5,363	294,965
Prudential Financial, Inc.	8,349	782,635
Unum Group	4,284	124,922
		4,501,167
Insurance-Multi-line — 2.8%
Allstate Corp.	6,728	756,563
American International Group, Inc.(1)	18,069	927,482
Assurant, Inc.	25,559	3,350,274
Chubb, Ltd.	72,821	11,335,317
Cincinnati Financial Corp.	1,704	179,176
Hartford Financial Services Group, Inc.	7,486	454,924
Loews Corp.	5,313	278,879
MetLife, Inc.	85,435	4,354,622
		21,637,237
Insurance-Property/Casualty — 3.2%
Berkshire Hathaway, Inc., Class B†	82,596	18,707,994
Progressive Corp.	65,736	4,758,629
Travelers Cos., Inc.	5,361	734,189
WR Berkley Corp.	3,014	208,267
		24,409,079
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	847	234,483
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	16,125	516,806
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,263	176,378
Internet Security — 0.0%
NortonLifeLock, Inc.	4,525	115,478
Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	21,751	3,623,282
BlackRock, Inc.	8,600	4,323,220
Franklin Resources, Inc.	5,793	150,502
Invesco, Ltd.	7,730	138,985
Raymond James Financial, Inc.	2,564	229,376
T. Rowe Price Group, Inc.	1,262	153,762
		8,619,127
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,706	694,982
Machinery-Farming — 0.6%
Deere & Co.	26,081	4,518,794
Machinery-General Industrial — 0.1%
IDEX Corp.	679	116,788
Wabtec Corp.	3,782	294,240
		411,028
Machinery-Pumps — 0.1%
Dover Corp.	1,237	142,577
Flowserve Corp.	2,718	135,275
Xylem, Inc.	1,533	120,785
		398,637
Medical Information Systems — 0.5%
Cerner Corp.	54,144	3,973,628
Medical Instruments — 2.6%
Boston Scientific Corp.†	11,869	536,716
Medtronic PLC	167,144	18,962,487
		19,499,203
Medical Labs & Testing Services — 0.6%
IQVIA Holdings, Inc.†	1,162	179,541
Laboratory Corp. of America Holdings†	2,017	341,216
Quest Diagnostics, Inc.	34,508	3,685,109
		4,205,866
Medical Products — 2.4%
Abbott Laboratories	15,417	1,339,121
ABIOMED, Inc.†	403	68,748
Baxter International, Inc.	5,832	487,672
Cooper Cos., Inc.	443	142,331
Henry Schein, Inc.†	3,048	203,363
Hologic, Inc.†	75,262	3,929,429
Koninklijke Philips NV	58,300	2,845,040
Stryker Corp.	2,274	477,404
Varian Medical Systems, Inc.†	850	120,708

4

Zimmer Biomet Holdings, Inc.	57,652	8,629,351
		18,243,167
Medical-Biomedical/Gene — 1.2%
Alexion Pharmaceuticals, Inc.†	1,930	208,729
Amgen, Inc.	5,060	1,219,814
Biogen, Inc.†	11,048	3,278,273
Gilead Sciences, Inc.	54,356	3,532,053
Illumina, Inc.†	1,221	405,055
Regeneron Pharmaceuticals, Inc.†	547	205,388
		8,849,312
Medical-Drugs — 7.5%
AbbVie, Inc.	14,436	1,278,163
Allergan PLC	6,818	1,303,397
AstraZeneca PLC ADR	59,716	2,977,440
Bristol-Myers Squibb Co.	21,909	1,406,339
Eli Lilly & Co.	40,430	5,313,715
Johnson & Johnson	103,814	15,143,348
Merck & Co., Inc.	73,496	6,684,461
Pfizer, Inc.	493,781	19,346,340
Roche Holding AG ADR	89,816	3,651,918
		57,105,121
Medical-Generic Drugs — 0.1%
Mylan NV†	10,720	215,472
Perrigo Co. PLC	2,827	146,043
		361,515
Medical-HMO — 3.0%
Anthem, Inc.	23,266	7,027,030
Centene Corp.†	8,594	540,305
Humana, Inc.	2,750	1,007,930
UnitedHealth Group, Inc.	49,777	14,633,442
		23,208,707
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	5,495	812,216
Universal Health Services, Inc., Class B	1,668	239,291
		1,051,507
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,122	265,432
Cardinal Health, Inc.	6,075	307,274
McKesson Corp.	3,742	517,593
		1,090,299
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	13,561	177,920
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,205	119,194
Multimedia — 0.3%
Walt Disney Co.	14,600	2,111,598
Networking Products — 1.9%
Cisco Systems, Inc.	302,869	14,525,597
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,362	211,706
Waste Management, Inc.	3,405	388,034
		599,740
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	503	65,802
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,252	102,308
Oil Companies-Exploration & Production — 2.1%
Apache Corp.	2,968	75,951
Cabot Oil & Gas Corp.	3,135	54,580
Cimarex Energy Co.	973	51,073
Concho Resources, Inc.	4,175	365,605
ConocoPhillips	45,150	2,936,105
Devon Energy Corp.	8,038	208,747
Diamondback Energy, Inc.	3,347	310,802
EOG Resources, Inc.	46,868	3,925,664
Marathon Oil Corp.	16,614	225,618
Noble Energy, Inc.	148,834	3,697,037
Occidental Petroleum Corp.	18,554	764,610
Pioneer Natural Resources Co.	24,452	3,701,299
		16,317,091
Oil Companies-Integrated — 3.8%
Chevron Corp.	139,265	16,782,825
Exxon Mobil Corp.	87,878	6,132,127
TOTAL SA ADR	113,910	6,299,223
		29,214,175
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	5,529	138,501
Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	3,084	156,390
Marathon Petroleum Corp.	13,486	812,531
Phillips 66	4,615	514,157
Valero Energy Corp.	8,529	798,741
		2,281,819
Oil-Field Services — 1.1%
Baker Hughes a GE Co., LLC	83,217	2,132,852
Halliburton Co.	18,232	446,137
Schlumberger, Ltd.	136,853	5,501,491
TechnipFMC PLC	8,728	187,128
		8,267,608
Paper & Related Products — 0.4%
International Paper Co.	8,144	375,031
Mondi PLC	108,470	2,546,717
		2,921,748
Pharmacy Services — 0.5%
Cigna Corp.	7,756	1,586,024
CVS Health Corp.	27,020	2,007,316
		3,593,340
Pipelines — 0.7%
Kinder Morgan, Inc.	181,218	3,836,385
ONEOK, Inc.	8,580	649,249
Williams Cos., Inc.	25,174	597,127
		5,082,761
Publishing-Newspapers — 0.0%
News Corp., Class A	8,070	114,110
News Corp., Class B	2,529	36,696
		150,806

5

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc.	1,100	177,738
Apartment Investment & Management Co., Class A	3,092	159,702
AvalonBay Communities, Inc.	2,901	608,340
Boston Properties, Inc.	1,673	230,640
Crown Castle International Corp.	3,627	515,578
Digital Realty Trust, Inc.	4,335	519,073
Duke Realty Corp.	3,130	108,517
Equity Residential	7,250	586,670
Essex Property Trust, Inc.	686	206,390
Extra Space Storage, Inc.	1,130	119,351
Federal Realty Investment Trust	846	108,906
Gaming and Leisure Properties, Inc.	71,600	3,082,380
Healthpeak Properties, Inc. REIT	5,448	187,792
Highwoods Properties, Inc.	59,800	2,924,818
Host Hotels & Resorts, Inc.	14,895	276,302
Iron Mountain, Inc.	5,964	190,073
Kimco Realty Corp.	8,770	181,627
Mid-America Apartment Communities, Inc.	1,303	171,813
Prologis, Inc.	5,642	502,928
Public Storage	1,747	372,041
Realty Income Corp.	3,723	274,124
Regency Centers Corp.	3,480	219,553
Simon Property Group, Inc.	3,824	569,623
SL Green Realty Corp.	1,693	155,553
UDR, Inc.	3,226	150,654
Ventas, Inc.	7,742	447,023
Vornado Realty Trust	3,290	218,785
Welltower, Inc.	55,787	4,562,261
Weyerhaeuser Co.	137,156	4,142,111
		21,970,366
Retail-Apparel/Shoe — 0.0%
Gap, Inc.	4,419	78,128
L Brands, Inc.	4,823	87,393
		165,521
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	21,848	3,499,176
Genuine Parts Co.	3,018	320,602
		3,819,778
Retail-Building Products — 0.3%
Home Depot, Inc.	6,570	1,434,756
Lowe’s Cos., Inc.	5,413	648,261
		2,083,017
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,730	415,294
Retail-Discount — 1.1%
Costco Wholesale Corp.	3,762	1,105,727
Dollar Tree, Inc.†	4,915	462,256
Target Corp.	3,789	485,788
Walmart, Inc.	50,003	5,942,356
		7,996,127
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	15,572	918,125
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,254	117,174
Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	2,225	91,069
TJX Cos., Inc.	43,600	2,662,216
		2,753,285
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	534	135,177
Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	3,252	165,689
Macy’s, Inc.	6,418	109,106
		274,795
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	1,375	149,889
McDonald’s Corp.	8,759	1,730,866
		1,880,755
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	9,224	155,886
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	25,500	3,030,420
Maxim Integrated Products, Inc.	29,387	1,807,594
QUALCOMM, Inc.	34,228	3,019,937
		7,857,951
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	20,170	1,231,177
KLA Corp.	14,000	2,494,380
		3,725,557
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	348	87,306
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,345	164,947
Steel-Producers — 0.1%
Nucor Corp.	6,298	354,451
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	135,566	3,946,326
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	6,952	171,228
Telephone-Integrated — 3.5%
AT&T, Inc.	151,721	5,929,257
CenturyLink, Inc.	20,379	269,206
Verizon Communications, Inc.	333,623	20,484,452
		26,682,915
Television — 0.1%
ViacomCBS, Inc., Class B	11,224	471,071
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,235	168,429
Theaters — 0.0%
Live Nation Entertainment, Inc.†	966	69,040
Tobacco — 0.4%
Altria Group, Inc.	23,668	1,181,270
Philip Morris International, Inc.	18,096	1,539,789
		2,721,059

6

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,139	192,947
Stanley Black & Decker, Inc.	3,157	523,241
		716,188
Toys — 0.0%
Hasbro, Inc.	2,643	279,127
Transport-Rail — 0.3%
CSX Corp.	8,076	584,379
Norfolk Southern Corp.	2,491	483,578
Union Pacific Corp.	5,479	990,549
		2,058,506
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	2,809	219,664
Expeditors International of Washington, Inc.	1,698	132,478
FedEx Corp.	4,985	753,782
United Parcel Service, Inc., Class B	28,915	3,384,790
		4,490,714
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	726	84,782
Water — 0.0%
American Water Works Co., Inc.	1,877	230,589
Water Treatment Systems — 0.0%
Pentair PLC	3,491	160,132
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,009	194,414
Total Common Stocks (cost $645,056,484)		746,560,943
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF	39,970	5,455,106
iShares S&P 500 Value ETF	13,100	1,704,179
Total Exchange-Traded Funds (cost $6,601,671)		7,159,285
Total Long-Term Investment Securities (cost $651,658,155)		753,720,228

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.55% due 03/26/2020(2) (cost $149,462)	$150,000	149,472
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)	825,000	825,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	750,000	750,000
BNP Paribas SA Joint Repurchase Agreement(3)	750,000	750,000
Deutsche Bank AG Joint Repurchase Agreement(3)	905,000	905,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	825,000	825,000
Total Repurchase Agreements (cost $4,055,000)		4,055,000
TOTAL INVESTMENTS (cost $655,862,617)	99.2%	757,924,700
Other assets less liabilities	0.8	5,960,999
NET ASSETS	100.0%	$763,885,699

†                                         Non-income producing security

(1)                                 Security represents an investment in an affiliated company (see Note 3).

(2)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)                                 See Note 2 for details of Joint Repurchase Agreements.

ADR                     — American Depositary Receipt

ETF                         — Exchange-Traded Funds

7

Futures Contracts
Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)
4	Long	S&P 500 E-Mini Index	March 2020	$644,957	$646,220	$1,263

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	220,567,333	USD	2,027,499	03/31/2020	$—	$(12,124)
	USD	75,502	JPY	8,166,434	03/31/2020	14	—
						14	(12,125)
Credit Suisse AG	EUR	9,377,934	USD	10,528,044	03/31/2020	—	(49,288)

JPMorgan Chase Bank	GBP	1,674,479	USD	2,205,740	03/31/2020	—	(17,623)
	USD	80,003	GBP	60,963	03/31/2020	943	—
						943	(17,623)
Net Unrealized Appreciation (Depreciation)						$957	$(79,035)

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$742,792,288	$3,768,655	**	$—	$746,560,943
Exchange-Traded Funds	7,159,285	—		—	7,159,285
Short-Term Investment Securities	—	149,472		—	149,472
Repurchase Agreements	—	4,055,000		—	4,055,000
Total Investments at Value	$749,951,573	$7,973,127		$—	$757,924,700

Other Financial Instruments:†
Futures Contracts	$1,263	$—		$—	$1,263
Forward Foreign Currency Contracts	—	957		—	957
Total Other Financial Instruments	$1,263	$957		$—	$2,220

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$79,035		$—	$79,035

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

8

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Advanced Materials — 0.2%
Hexcel Corp.	4,754	$348,516
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	3,441	79,487
Omnicom Group, Inc.	3,887	314,925
		394,412
Advertising Services — 0.1%
Trade Desk, Inc., Class A†	900	233,802
Aerospace/Defense — 0.5%
Spirit AeroSystems Holdings, Inc., Class A	2,172	158,295
TransDigm Group, Inc.	1,963	1,099,280
		1,257,575
Aerospace/Defense-Equipment — 1.5%
HEICO Corp.	914	104,333
HEICO Corp., Class A	1,789	160,169
L3Harris Technologies, Inc.	15,948	3,155,631
		3,420,133
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,412	162,889
Airlines — 0.4%
Alaska Air Group, Inc.	4,997	338,547
American Airlines Group, Inc.	3,145	90,199
Copa Holdings SA, Class A	1,000	108,080
JetBlue Airways Corp.†	620	11,606
United Airlines Holdings, Inc.	4,212	371,035
		919,467
Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	1,385	52,838
Carter’s, Inc.	6,005	656,587
Columbia Sportswear Co.	458	45,887
Hanesbrands, Inc.	6,541	97,134
PVH Corp.	1,100	115,665
Tapestry, Inc.	5,800	156,426
Under Armour, Inc., Class A†	11,865	256,284
Under Armour, Inc., Class C†	41,892	803,488
		2,184,309
Applications Software — 1.4%
CDK Global, Inc.	6,252	341,859
Elastic NV†	1,038	66,743
HubSpot, Inc.†	933	147,880
Medallia, Inc.†	297	9,240
PTC, Inc.†	2,438	182,582
RealPage, Inc.†	7,587	407,801
ServiceNow, Inc.†	7,027	1,983,863
Smartsheet, Inc., Class A†	2,043	91,772
		3,231,740
Athletic Equipment — 0.7%
Peloton Interactive, Inc., Class A†	23,800	675,920
YETI Holdings, Inc.†	26,458	920,209
		1,596,129
Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	3,100	133,145
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	196	13,485
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,040	172,162
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,900	150,290
Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	2,586	124,956
Aptiv PLC	6,355	603,534
WABCO Holdings, Inc.†	1,004	136,042
		864,532
Banks-Commercial — 0.7%
BankUnited, Inc.	2,500	91,400
CIT Group, Inc.	185	8,441
First Republic Bank	4,306	505,740
Pinnacle Financial Partners, Inc.	1,500	96,000
Prosperity Bancshares, Inc.	235	16,894
Signature Bank	1,724	235,516
SVB Financial Group†	1,118	280,663
Synovus Financial Corp.	265	10,388
Webster Financial Corp.	5,000	266,800
Western Alliance Bancorp	241	13,737
		1,525,579
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,300	138,112
Banks-Super Regional — 0.1%
Comerica, Inc.	212	15,211
Fifth Third Bancorp	4,100	126,034
		141,245
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	987	61,954
Brown-Forman Corp., Class B	8,253	557,903
		619,857
Broadcast Services/Program — 0.0%
Fox Corp., Class A	798	29,582
Fox Corp., Class B	371	13,504
		43,086
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	1,147	107,784
Fortune Brands Home & Security, Inc.	4,737	309,515
		417,299
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	749	182,734
Building Products-Cement — 0.5%
Eagle Materials, Inc.	2,109	191,202
Martin Marietta Materials, Inc.	450	125,838
Vulcan Materials Co.	6,128	882,371
		1,199,411
Building-Maintenance & Services — 0.1%
Rollins, Inc.	9,021	299,137
ServiceMaster Global Holdings, Inc.†	505	19,523
		318,660
Building-Residential/Commercial — 0.8%
Lennar Corp., Class A	17,744	989,938
Lennar Corp., Class B	152	6,794
NVR, Inc.†	169	643,621
Toll Brothers, Inc.	2,700	106,677
		1,747,030

1

Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A	12,127	331,552
Cable One, Inc.	103	153,313
Sirius XM Holdings, Inc.	32,049	229,150
		714,015
Casino Hotels — 0.4%
MGM Resorts International	8,593	285,889
Wynn Resorts, Ltd.	4,599	638,663
		924,552
Chemicals-Diversified — 0.2%
Celanese Corp.	1,900	233,928
PPG Industries, Inc.	1,700	226,933
		460,861
Chemicals-Specialty — 0.1%
Element Solutions, Inc.†	2,029	23,698
NewMarket Corp.	148	72,005
Valvoline, Inc.	3,614	77,376
W.R. Grace & Co.	1,340	93,599
		266,678
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	5,491	166,926
RPM International, Inc.	4,706	361,233
		528,159
Commercial Services — 1.2%
Cintas Corp.	4,210	1,132,827
CoreLogic, Inc.	3,306	144,505
CoStar Group, Inc.†	2,039	1,219,934
Morningstar, Inc.	460	69,603
Nielsen Holdings PLC	8,942	181,522
Quanta Services, Inc.	760	30,940
		2,779,331
Commercial Services-Finance — 4.0%
Avalara, Inc.†	1,976	144,742
Equifax, Inc.	5,089	713,071
Euronet Worldwide, Inc.†	3,172	499,780
FleetCor Technologies, Inc.†	4,191	1,205,835
Global Payments, Inc.	14,315	2,613,346
Green Dot Corp., Class A†	1,400	32,620
H&R Block, Inc.	726	17,047
IHS Markit, Ltd.†	10,634	801,272
MarketAxess Holdings, Inc.	1,486	563,358
Moody’s Corp.	790	187,554
Sabre Corp.	9,228	207,076
Square, Inc., Class A†	7,948	497,227
StoneCo, Ltd., Class A†	2,487	99,206
TransUnion	12,489	1,069,183
WEX, Inc.†	2,509	525,535
		9,176,852
Communications Software — 0.6%
Slack Technologies, Inc., Class A†	58,082	1,305,683
Computer Aided Design — 1.2%
ANSYS, Inc.†	2,661	684,968
Aspen Technology, Inc.†	1,616	195,423
Autodesk, Inc.†	1,400	256,844
Cadence Design Systems, Inc.†	12,926	896,547
Synopsys, Inc.†	6,091	847,867
		2,881,649
Computer Data Security — 0.4%
Crowdstrike Holdings, Inc., Class A†	1,313	65,479
Fortinet, Inc.†	6,858	732,160
Zscaler, Inc.†	1,456	67,704
		865,343
Computer Services — 0.5%
EPAM Systems, Inc.†	2,116	448,931
Genpact, Ltd.	7,683	323,992
Leidos Holdings, Inc.	4,000	391,560
		1,164,483
Computer Software — 3.6%
Akamai Technologies, Inc.†	3,447	297,752
Citrix Systems, Inc.	2,620	290,558
Dropbox, Inc., Class A†	8,729	156,336
Dynatrace, Inc.†	5,501	139,175
MongoDB, Inc.†	978	128,715
Nutanix, Inc., Class A†	3,282	102,595
Splunk, Inc.†	30,795	4,612,167
SS&C Technologies Holdings, Inc.	11,451	703,092
Teradata Corp.†	2,658	71,155
Twilio, Inc., Class A†	5,401	530,810
Zoom Video Communications, Inc., Class A†	17,248	1,173,554
		8,205,909
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,811	98,835
Computers-Memory Devices — 0.3%
NetApp, Inc.	5,603	348,787
Pure Storage, Inc., Class A†	16,724	286,147
		634,934
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	9,697	689,748
Gartner, Inc.†	4,949	762,641
Verisk Analytics, Inc.	6,884	1,028,056
		2,480,445
Consumer Products-Misc. — 0.3%
Clorox Co.	4,804	737,606
Containers-Metal/Glass — 0.5%
Ball Corp.	14,146	914,822
Crown Holdings, Inc.†	1,761	127,743
		1,042,565
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	1,187	56,370
Sealed Air Corp.	4,966	197,796
		254,166
Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd.†	30,116	1,759,076
Royal Caribbean Cruises, Ltd.	1,800	240,318
		1,999,394
Data Processing/Management — 2.8%
Broadridge Financial Solutions, Inc.	2,664	329,111

2

DocuSign, Inc.†	7,345	544,338
Fair Isaac Corp.†	4,756	1,781,978
Fidelity National Information Services, Inc.	3,050	424,225
Fiserv, Inc.†	20,526	2,373,421
Jack Henry & Associates, Inc.	1,590	231,615
Paychex, Inc.	9,874	839,882
		6,524,570
Decision Support Software — 0.3%
MSCI, Inc.	3,064	791,064
Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	3,359	937,295
Diagnostic Equipment — 0.2%
Adaptive Biotechnologies Corp.†	273	8,168
Avantor, Inc.†	19,657	356,775
		364,943
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	3,838	1,002,217
QIAGEN NV	4,500	152,100
		1,154,317
Dialysis Centers — 0.1%
DaVita, Inc.†	1,800	135,054
Disposable Medical Products — 0.5%
STERIS PLC	1,014	154,554
Teleflex, Inc.	2,381	896,304
		1,050,858
Distribution/Wholesale — 1.9%
Copart, Inc.†	23,318	2,120,539
Fastenal Co.	14,541	537,290
HD Supply Holdings, Inc.†	8,000	321,760
IAA, Inc.†	7,838	368,856
KAR Auction Services, Inc.	6,738	146,821
LKQ Corp.†	1,042	37,200
Pool Corp.	2,103	446,635
Watsco, Inc.	800	144,120
WW Grainger, Inc.	1,025	346,983
		4,470,204
Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	3,032	144,445
Carlisle Cos., Inc.	1,141	184,659
Ingersoll-Rand PLC	23,362	3,105,277
Textron, Inc.	3,100	138,260
		3,572,641
Drug Delivery Systems — 1.2%
DexCom, Inc.†	12,976	2,838,370
E-Commerce/Products — 0.5%
Chewy, Inc., Class A†	2,638	76,502
Etsy, Inc.†	2,799	123,996
Farfetch, Ltd., Class A†	3,006	31,112
Wayfair, Inc., Class A†	10,802	976,177
		1,207,787
E-Commerce/Services — 1.0%
Expedia Group, Inc.	2,814	304,306
IAC/InterActiveCorp†	2,513	626,013
Lyft, Inc., Class A†	82	3,528
Match Group, Inc.	4,284	351,759
MercadoLibre, Inc.†	276	157,856
Trip.com Group, Ltd. ADR	3,100	103,974
TripAdvisor, Inc.	2,229	67,717
Uber Technologies, Inc.†	22,395	666,027
Zillow Group, Inc., Class A†	2,000	91,480
		2,372,660
E-Services/Consulting — 0.5%
CDW Corp.	7,693	1,098,868
Electric Products-Misc. — 0.3%
AMETEK, Inc.	6,239	622,278
Littelfuse, Inc.	652	124,727
		747,005
Electronic Components-Misc. — 0.2%
Jabil, Inc.	751	31,039
Sensata Technologies Holding PLC†	5,869	316,163
		347,202
Electronic Components-Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	123,050	5,643,073
Cree, Inc.†	187	8,630
IPG Photonics Corp.†	759	109,994
Marvell Technology Group, Ltd.	61,983	1,646,268
Microchip Technology, Inc.	8,883	930,228
Monolithic Power Systems, Inc.	2,680	477,094
Skyworks Solutions, Inc.	5,202	628,818
Xilinx, Inc.	10,756	1,051,614
		10,495,719
Electronic Connectors — 0.6%
Amphenol Corp., Class A	13,633	1,475,500
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	15,609	1,331,604
FLIR Systems, Inc.	1,466	76,335
Fortive Corp.	5,141	392,721
Keysight Technologies, Inc.†	8,993	922,951
National Instruments Corp.	168	7,113
Roper Technologies, Inc.	208	73,680
Trimble, Inc.†	1,008	42,023
		2,846,427
Electronic Security Devices — 0.3%
ADT, Inc.	10,600	84,058
Allegion PLC	4,110	511,859
		595,917
Enterprise Software/Service — 4.7%
Alteryx, Inc., Class A†	8,566	857,200
Atlassian Corp. PLC, Class A†	7,031	846,111
Black Knight, Inc.†	9,722	626,875
Ceridian HCM Holding, Inc.†	6,003	407,484
Coupa Software, Inc.†	2,834	414,472
Datadog, Inc., Class A†	1,317	49,756
Datadog, Inc., Class B†(2)	1,362	48,884
Guidewire Software, Inc.†	27,833	3,055,228
Manhattan Associates, Inc.†	1,509	120,343

3

New Relic, Inc.†	2,462	161,778
Paycom Software, Inc.†	2,055	544,082
Pegasystems, Inc.	893	71,127
Pluralsight, Inc., Class A†	3,939	67,790
SolarWinds Corp.†	302	5,602
Tyler Technologies, Inc.	2,084	625,242
Veeva Systems, Inc., Class A†	6,034	848,742
Workday, Inc., Class A†	13,360	2,197,052
		10,947,768
Entertainment Software — 0.7%
DraftKings, Inc.†(1)(2)	74,969	256,544
Electronic Arts, Inc.†	1,300	139,763
Take-Two Interactive Software, Inc.†	8,059	986,663
Zynga, Inc., Class A†	32,333	197,878
		1,580,848
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	4,094	235,896
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	217	95,986
Finance-Consumer Loans — 0.1%
LendingTree, Inc.	180	54,619
Synchrony Financial	4,208	151,530
		206,149
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	101	11,332
Discover Financial Services	5,713	484,577
Western Union Co.	2,173	58,193
		554,102
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.	4,458	202,259
Evercore, Inc., Class A	330	24,671
Interactive Brokers Group, Inc., Class A	461	21,492
Lazard, Ltd., Class A	6,205	247,952
TD Ameritrade Holding Corp.	4,900	243,530
Tradeweb Markets, Inc.	2,911	134,925
Virtu Financial, Inc., Class A	514	8,219
		883,048
Finance-Leasing Companies — 0.0%
Air Lease Corp.	176	8,364
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	6,442	773,040
Nasdaq, Inc.	2,000	214,200
SEI Investments Co.	1,441	94,357
		1,081,597
Food-Catering — 0.4%
Aramark	19,917	864,398
GrubHub, Inc.†	2,738	133,176
		997,574
Food-Confectionery — 0.3%
Hershey Co.	5,239	770,028
Food-Meat Products — 0.2%
Hormel Foods Corp.	2,300	103,753
Tyson Foods, Inc., Class A	2,700	245,808
		349,561
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	2,228	110,108
Conagra Brands, Inc.	3,900	133,536
Kellogg Co.	2,212	152,982
Lamb Weston Holdings, Inc.	10,171	875,011
McCormick & Co., Inc.	4,263	723,559
Post Holdings, Inc.†	683	74,515
TreeHouse Foods, Inc.†	220	10,670
		2,080,381
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	1,301	25,174
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	118	3,829
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,116	48,200
Funeral Services & Related Items — 0.2%
Service Corp. International	8,896	409,483
Garden Products — 0.2%
Scotts Miracle-Gro Co.	926	98,323
Toro Co.	5,079	404,644
		502,967
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,100	234,906
NiSource, Inc.	3,250	90,480
		325,386
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	3,200	141,024
Royal Gold, Inc.	485	59,291
		200,315
Healthcare Safety Devices — 0.7%
Tandem Diabetes Care, Inc.†	25,201	1,502,232
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,075	93,590
Hotels/Motels — 0.8%
Choice Hotels International, Inc.	2,141	221,444
Extended Stay America, Inc.	5,400	80,244
Hilton Grand Vacations, Inc.†	293	10,076
Hilton Worldwide Holdings, Inc.	12,947	1,435,952
Wyndham Hotels & Resorts, Inc.	667	41,894
		1,789,610
Human Resources — 0.2%
ManpowerGroup, Inc.	700	67,970
Paylocity Holding Corp.†	760	91,823
Robert Half International, Inc.	5,017	316,824
		476,617
Industrial Automated/Robotic — 0.5%
Cognex Corp.	6,845	383,594
Rockwell Automation, Inc.	4,230	857,294
		1,240,888
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,013	803,593

4

Woodward, Inc.	2,757	326,539
		1,130,132
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	569	55,250
Waters Corp.†	1,550	362,157
		417,407
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	914	87,040
Brown & Brown, Inc.	320	12,634
Willis Towers Watson PLC	2,600	525,044
		624,718
Insurance-Life/Health — 0.1%
Athene Holding, Ltd., Class A†	1,372	64,525
Primerica, Inc.	704	91,914
		156,439
Insurance-Multi-line — 0.2%
Assurant, Inc.	2,750	360,470
Kemper Corp.	268	20,770
Voya Financial, Inc.	232	14,147
		395,387
Insurance-Property/Casualty — 0.2%
Alleghany Corp.	34	27,185
Arch Capital Group, Ltd.†	1,222	52,412
Erie Indemnity Co., Class A	383	63,578
Fidelity National Financial, Inc.	6,700	303,845
Markel Corp.†	27	30,866
		477,886
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	3,492	207,564
Everest Re Group, Ltd.	287	79,453
RenaissanceRe Holdings, Ltd.	390	76,448
		363,465
Internet Application Software — 0.5%
Anaplan, Inc.†	3,362	176,169
Okta, Inc.†	4,194	483,861
Zendesk, Inc.†	6,060	464,378
		1,124,408
Internet Content-Entertainment — 1.3%
Pinterest, Inc., Class A†	62,509	1,165,168
Roku, Inc.†	9,049	1,211,661
Twitter, Inc.†	17,644	565,490
		2,942,319
Internet Content-Information/News — 1.4%
Spotify Technology SA†	22,290	3,333,469
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,298	181,266
Internet Security — 0.7%
FireEye, Inc.†	4,673	77,245
NortonLifeLock, Inc.	9,300	237,336
Palo Alto Networks, Inc.†	4,397	1,016,806
Proofpoint, Inc.†	3,187	365,804
		1,697,191
Internet Telephone — 0.1%
RingCentral, Inc., Class A†	1,671	281,848
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	423	70,463
LPL Financial Holdings, Inc.	1,919	177,028
Raymond James Financial, Inc.	678	60,654
T. Rowe Price Group, Inc.	1,559	189,949
		498,094
Lasers-System/Components — 0.1%
Coherent, Inc.	980	163,023
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	245	33,810
Universal Display Corp.	1,000	206,070
		239,880
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,308	126,523
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	5,358	332,625
Machinery-General Industrial — 0.6%
IDEX Corp.	2,136	367,392
Middleby Corp.	2,399	262,738
Nordson Corp.	2,422	394,399
Wabtec Corp.	4,157	323,415
		1,347,944
Machinery-Pumps — 0.9%
Dover Corp.	9,153	1,054,975
Flowserve Corp.	2,064	102,725
Graco, Inc.	7,568	393,536
Xylem, Inc.	6,201	488,577
		2,039,813
Medical Information Systems — 0.3%
Cerner Corp.	9,821	720,763
Change Healthcare, Inc.†	583	9,556
		730,319
Medical Instruments — 0.2%
Bio-Techne Corp.	879	192,949
Bruker Corp.	4,491	228,906
Cantel Medical Corp.	493	34,954
		456,809
Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	3,200	180,160
Charles River Laboratories International, Inc.†	1,129	172,466
IQVIA Holdings, Inc.†	3,100	478,981
Laboratory Corp. of America Holdings†	138	23,345
		854,952
Medical Products — 3.0%
ABIOMED, Inc.†	9,696	1,654,040
Cooper Cos., Inc.	1,931	620,411
Haemonetics Corp.†	20,233	2,324,772
Henry Schein, Inc.†	2,043	136,309

5

Hill-Rom Holdings, Inc.	811	92,073
Hologic, Inc.†	13,124	685,204
ICU Medical, Inc.†	707	132,294
Novocure, Ltd.†	5,866	494,328
Penumbra, Inc.†	1,337	219,629
Varian Medical Systems, Inc.†	2,132	302,765
West Pharmaceutical Services, Inc.	2,299	345,609
		7,007,434
Medical-Biomedical/Gene — 3.4%
ACADIA Pharmaceuticals, Inc.†	1,700	72,726
Alexion Pharmaceuticals, Inc.†	1,000	108,150
Alnylam Pharmaceuticals, Inc.†	3,980	458,377
Amarin Corp. PLC ADR†	4,400	94,336
Argenx SE ADR†	513	82,347
BioMarin Pharmaceutical, Inc.†	8,343	705,401
Bluebird Bio, Inc.†	500	43,875
Blueprint Medicines Corp.†	800	64,088
Exact Sciences Corp.†	20,550	1,900,464
Exelixis, Inc.†	9,162	161,434
FibroGen, Inc.†	1,100	47,179
Guardant Health, Inc.†	856	66,888
Immunomedics, Inc.	3,300	69,828
Incyte Corp.†	8,069	704,585
Ionis Pharmaceuticals, Inc.†	17,210	1,039,656
Moderna, Inc.†	4,311	84,323
Nektar Therapeutics†	602	12,994
Sage Therapeutics, Inc.†	10,166	733,884
Seattle Genetics, Inc.†	11,817	1,350,210
Ultragenyx Pharmaceutical, Inc.†	1,083	46,255
		7,847,000
Medical-Drugs — 1.4%
Alkermes PLC†	3,300	67,320
Ascendis Pharma A/S ADR†	5,599	778,933
Galapagos NV†	5,007	1,047,449
Galapagos NV ADR†	789	163,189
Horizon Therapeutics PLC†	495	17,919
Jazz Pharmaceuticals PLC†	2,853	425,896
PRA Health Sciences, Inc.†	2,857	317,555
Reata Pharmaceuticals, Inc., Class A†	2,055	420,104
		3,238,365
Medical-Generic Drugs — 0.2%
Kodiak Sciences, Inc.†	3,375	242,831
Perrigo Co. PLC	2,100	108,486
		351,317
Medical-HMO — 1.0%
Centene Corp.†	19,294	1,213,014
Molina Healthcare, Inc.†	3,737	507,074
WellCare Health Plans, Inc.†	2,031	670,656
		2,390,744
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,346	111,154
Universal Health Services, Inc., Class B	1,200	172,152
		283,306
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	900	150,228
Chemed Corp.	365	160,330
		310,558
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,561	302,756
McKesson Corp.	477	65,979
		368,735
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	601	69,488
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,327	356,034
Networking Products — 0.1%
Arista Networks, Inc.†	1,391	282,929
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	320	28,682
Waste Connections, Inc.	3,923	356,169
		384,851
Office Automation & Equipment — 0.9%
Zebra Technologies Corp., Class A†	7,710	1,969,442
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,348	568,805
Oil Companies-Exploration & Production — 0.6%
Cabot Oil & Gas Corp.	17,454	303,874
Concho Resources, Inc.	1,417	124,087
Continental Resources, Inc.	2,000	68,600
Diamondback Energy, Inc.	2,002	185,906
Jagged Peak Energy, Inc.†	12,000	101,880
Parsley Energy, Inc., Class A	3,607	68,208
Pioneer Natural Resources Co.	1,674	253,393
Venture Global LNG, Inc., Series B†(1)(2)	3	15,600
Venture Global LNG, Inc., Series C†(1)(2)	42	218,400
		1,339,948
Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	3,600	182,556
Paper & Related Products — 0.1%
International Paper Co.	2,500	115,125
Patient Monitoring Equipment — 0.9%
Insulet Corp.†	11,711	2,004,923
Masimo Corp.	1,104	174,498
		2,179,421
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,162	80,492
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,141	191,821
Equitrans Midstream Corp.	487	6,506
ONEOK, Inc.	3,078	232,912
		431,239
Poultry — 0.0%
Pilgrim’s Pride Corp.	442	14,460
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.	1,600	160,944

6

Hubbell, Inc.	2,501	369,698
		530,642
Private Equity — 0.4%
Blackstone Group, Inc., Class A	16,247	908,857
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	40	11,768
Publishing-Newspapers — 0.0%
New York Times Co., Class A	714	22,969
Real Estate Investment Trusts — 1.3%
American Campus Communities, Inc.	2,073	97,493
American Homes 4 Rent, Class A	2,585	67,753
Americold Realty Trust	4,490	157,419
Brookfield Property REIT, Inc., Class A	1,726	31,836
Colony Capital, Inc.	616	2,926
CoreSite Realty Corp.	671	75,233
CubeSmart	3,000	94,440
Equity LifeStyle Properties, Inc.	4,058	285,643
Extra Space Storage, Inc.	2,348	247,996
Federal Realty Investment Trust	500	64,365
Iron Mountain, Inc.	4,248	135,384
Lamar Advertising Co., Class A	1,994	177,984
MGM Growth Properties LLC, Class A	5,200	161,044
Outfront Media, Inc.	512	13,732
SBA Communications Corp.	4,867	1,172,898
SL Green Realty Corp.	1,000	91,880
Sun Communities, Inc.	498	74,750
UDR, Inc.	347	16,205
VEREIT, Inc.	7,501	69,309
		3,038,290
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	2,897	177,557
Jones Lang LaSalle, Inc.	1,035	180,183
WeWork Cos., Inc., Class A†(1)(2)	587	8,265
		366,005
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	293	37,152
Recreational Centers — 0.7%
Planet Fitness, Inc., Class A	22,014	1,644,006
Recreational Vehicles — 0.4%
BRP, Inc.	18,515	843,516
Polaris, Inc.	1,208	122,853
		966,369
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,280	213,466
Resorts/Theme Parks — 1.2%
Marriott Vacations Worldwide Corp.	11,578	1,490,783
Six Flags Entertainment Corp.	174	7,849
Vail Resorts, Inc.	5,065	1,214,739
		2,713,371
Respiratory Products — 0.2%
ResMed, Inc.	3,331	516,205
Retail-Apparel/Shoe — 1.9%
Burlington Stores, Inc.†	12,869	2,934,518
L Brands, Inc.	839	15,203
Lululemon Athletica, Inc.†	4,765	1,103,907
Ross Stores, Inc.	3,100	360,902
		4,414,530
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	4,300	34,787
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	385	61,661
AutoZone, Inc.†	728	867,274
O’Reilly Automotive, Inc.†	3,230	1,415,580
		2,344,515
Retail-Automobile — 0.2%
CarMax, Inc.†	5,142	450,799
Carvana Co.†	1,045	96,192
		546,991
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,102	96,756
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,316	209,231
Retail-Discount — 1.1%
Dollar General Corp.	10,714	1,671,170
Dollar Tree, Inc.†	7,898	742,807
Ollie’s Bargain Outlet Holdings, Inc.†	2,634	172,026
		2,586,003
Retail-Floor Coverings — 0.6%
Floor & Decor Holdings, Inc., Class A†	29,161	1,481,670
Retail-Gardening Products — 0.2%
Tractor Supply Co.	5,591	522,423
Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	1,838	134,983
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	2,535	103,758
Retail-Misc./Diversified — 0.5%
Five Below, Inc.†	9,191	1,175,161
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	3,028	766,508
Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	599	501,429
Darden Restaurants, Inc.	2,887	314,712
Domino’s Pizza, Inc.	2,158	633,977
Dunkin’ Brands Group, Inc.	6,908	521,830
Papa John’s International, Inc.	1,500	94,725
Restaurant Brands International LP	20	1,273
Restaurant Brands International, Inc.	3,592	229,062
Wendy’s Co.	4,351	96,636
Yum China Holdings, Inc.	11,355	545,153
Yum! Brands, Inc.	1,200	120,876
		3,059,673
Schools — 0.8%
2U, Inc.†	13,556	325,208
Bright Horizons Family Solutions, Inc.†	2,648	397,968
Grand Canyon Education, Inc.†	11,506	1,102,160
		1,825,336

7

Security Services — 0.4%
Brink’s Co.	8,913	808,231
Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	12,493	768,444
Semiconductor Equipment — 1.6%
Entegris, Inc.	10,656	533,759
KLA Corp.	7,834	1,395,784
Lam Research Corp.	5,166	1,510,538
Teradyne, Inc.	4,006	273,169
		3,713,250
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,757	440,796
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	10,873	764,807
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	700	104,846
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	14,127	411,237
Telecom Services — 0.0%
Switch, Inc., Class A	1,376	20,392
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	5,296	183,506
Television — 0.2%
AMC Networks, Inc., Class A†	989	39,065
Nexstar Media Group, Inc., Class A	812	95,207
Sinclair Broadcast Group, Inc., Class A	1,346	44,876
ViacomCBS, Inc., Class B	6,992	293,454
World Wrestling Entertainment, Inc., Class A	1,031	66,881
		539,483
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	598	81,555
Theaters — 0.2%
Live Nation Entertainment, Inc.†	6,026	430,678
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	2,530	120,808
GW Pharmaceuticals PLC ADR†	400	41,824
Neurocrine Biosciences, Inc.†	4,352	467,796
Sarepta Therapeutics, Inc.†	2,755	355,505
		985,933
Tools-Hand Held — 0.1%
Snap-on, Inc.	800	135,520
Toys — 0.2%
Hasbro, Inc.	2,919	308,276
Mattel, Inc.†	5,546	75,148
		383,424
Transport-Marine — 0.0%
Kirby Corp.†	900	80,577
Transport-Rail — 0.1%
Kansas City Southern	1,900	291,004
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	4,216	329,691
Expeditors International of Washington, Inc.	4,463	348,203
		677,894
Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	8,810	1,028,832
Landstar System, Inc.	1,635	186,177
Old Dominion Freight Line, Inc.	1,743	330,787
Schneider National, Inc., Class B	4,536	98,975
XPO Logistics, Inc.†	1,248	99,466
		1,744,237
Veterinary Diagnostics — 0.6%
Elanco Animal Health, Inc.†	48,931	1,441,018
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	362	17,257
Water — 0.1%
American Water Works Co., Inc.	1,336	164,128
Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	29,920	2,032,167
Shopify, Inc., Class A†	867	344,702
VeriSign, Inc.†	3,396	654,341
		3,031,210
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	6,155	991,817
PagerDuty, Inc.†	235	5,496
Ubiquiti Networks, Inc.	353	66,710
		1,064,023
Total Common Stocks (cost $162,338,233)		225,616,094
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	7,056
Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)	4,974	119,508
Tanium, Inc., Series G†(1)(2)	32,619	277,307
		396,815
Decision Support Software — 0.0%
Databricks, Inc., Series F† (1)(2)	1,680	72,153
E-Commerce/Products — 0.1%
One Kings Lane Inc., Series E†(1)	11,800	1,888
The Honest Co., Inc., Series C†(1)(2)	4,317	142,202
		144,090
E-Commerce/Services — 0.2%
Airbnb, Inc., Series D†(1)(2)	2,091	252,795
Airbnb, Inc., Series E†(1)(2)	2,711	327,751
		580,546
Enterprise Software/Service — 0.0%
UiPath, Inc., Series D-1†(1)(2)	1,673	65,835
UiPath, Inc., Series D-2†(1)(2)	281	11,058
		76,893
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	50,519

8

WeWork Cos., Inc., Series D-2†(1)(2)	2,819	39,691
WeWork Cos., Inc., Series E†(1)(2)	2,120	29,850
		120,060
Total Convertible Preferred Securities (cost $1,128,006)		1,397,613
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $5,119,411)	10,294	1,570,659
Total Long-Term Investment Securities (cost $168,585,650)		228,584,366

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(4)	15,746	15,746
T. Rowe Price Government Reserve Fund 1.59%(4)	103	103
		15,849
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.60% due 06/25/2020(5)	$25,000	24,813
Total Short-Term Investment Securities (cost $40,658)		40,662
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $291,004 and collateralized by $300,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $300,375.	291,000	291,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	420,000	420,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	380,000	380,000
BNP Paribas SA Joint Repurchase Agreement(3)	380,000	380,000
Deutsche Bank AG Joint Repurchase Agreement(3)	465,000	465,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	420,000	420,000
Total Repurchase Agreements (cost $2,356,000)		2,356,000
TOTAL INVESTMENTS (cost $170,982,308)	100.1%	230,981,028
Liabilities in excess of other assets	(0.1)	(312,091)
NET ASSETS	100.0%	$230,668,937

†                                         Non-income producing security

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

9

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
Datadog, Inc.,
Class B	05/07/2019	1,362	$21,742	$48,884	$35.89	0.02%
DraftKings, Inc.
	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	256,544	3.42	0.11
Venture Global LNG, Inc.,
Series B	03/08/2018	3	9,060	15,600	5,200.00	0.01

Venture Global LNG, Inc.,	10/16/2017	39	147,069
Series C	03/09/2018	3	9,060
		42	156,129	218,400	5,200.00	0.10
WeWork Cos., Inc.,
Class A	05/26/2017	587	8,319	8,265	14.08	0.00

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	252,795	120.90	0.11
Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	327,751	120.90	0.14
Databricks, Inc.
Series F	10/22/2019	1,680	72,153	72,153	42.95	0.03
The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	142,202	32.94	0.06
Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	119,508	24.03	0.05
Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	7,056	1.12	0.00
Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	277,307	8.50	0.12
UiPath, Inc.,
Series D-1	04/26/2019	1,673	65,835	65,835	39.35	0.03
UiPath, Inc.,
Series D-2	04/26/2019	281	11,058	11,058	39.35	0.01
WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	50,519	14.08	0.02
WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	39,691	14.08	0.02
WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	29,850	14.08	0.01
				$1,943,418		0.84%

(3)                                 See Note 2 for details of Joint Repurchase Agreements.

(4)                                 The rate shown is the 7-day yield as of December 31, 2019.

(5)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR                     — American Depositary Receipt

10

Futures Contracts
						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	S&P MidCap 400 E-Mini Index	March 2020	$405,980	$412,960	$6,980

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Enterprise Software/Service	$10,898,884	$48,884	$—	$10,947,768
Entertainment Software	1,324,304	—	256,544	1,580,848
Oil Companies-Exploration & Production	1,105,948	—	234,000	1,339,948
Real Estate Management/Services	357,740	—	8,265	366,005
Other Industries	211,381,525	—	—	211,381,525
Convertible Preferred Securities	—	—	1,397,613	1,397,613
Exchange-Traded Funds	1,570,659	—	—	1,570,659
Short-Term Investment Securities:
Registered Investment Companies	15,849	—	—	15,849
U.S. Government Treasuries	—	24,813	—	24,813
Repurchase Agreements	—	2,356,000	—	2,356,000
Total Investments at Value	$226,654,909	$2,429,697	$1,896,422	$230,981,028

Other Financial Instruments:†
Futures Contracts	$6,980	$—	$—	$6,980

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$526,427	$2,913,520
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	33,868	9,801
Realized Loss	—	(13,327)
Change in unrealized appreciation(1)	43,632	97,920
Change in unrealized depreciation(1)	(53,116)	(866,986)
Net purchases	—	149,047
Net sales	(52,002)	(141,158)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	—	(751,204)
Balance as of December 31, 2019	$498,809	$1,397,613

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2019 includes:

Common Stocks	Convertible Preferred Securities
$21,784	$(329,798)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2019.

(2) Convertible Preferred Securities were converted to Common Stock upon the Companies’ IPO listings. Securities are now valued using Level 1 inputs.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.9%
Advanced Materials — 0.0%
Hexcel Corp.	89	$6,525
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,484	126,680
Omnicom Group, Inc.	1,584	128,336
		255,016
Aerospace/Defense — 0.1%
Spirit AeroSystems Holdings, Inc., Class A	162	11,807
Teledyne Technologies, Inc.†	561	194,409
TransDigm Group, Inc.	145	81,200
		287,416
Aerospace/Defense-Equipment — 0.7%
Arconic, Inc.	6,141	188,958
Cobham PLC	129,957	282,742
L3Harris Technologies, Inc.	6,783	1,342,152
		1,813,852
Agricultural Biotech — 0.7%
Corteva, Inc.	55,066	1,627,751
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,084	147,230
Mosaic Co.	5,519	119,431
		266,661
Agricultural Operations — 1.5%
Archer-Daniels-Midland Co.	33,941	1,573,166
Bunge, Ltd.	35,224	2,027,141
		3,600,307
Airlines — 0.7%
Alaska Air Group, Inc.	5,483	371,473
American Airlines Group, Inc.	5,622	161,239
Copa Holdings SA, Class A	492	53,176
Delta Air Lines, Inc.	12,179	712,228
JetBlue Airways Corp.†	4,232	79,223
United Airlines Holdings, Inc†.	2,880	253,699
		1,631,038
Apparel Manufacturers — 0.7%
Capri Holdings, Ltd.†	1,305	49,786
Carter’s, Inc.	386	42,205
Columbia Sportswear Co.	163	16,331
Hanesbrands, Inc.	1,263	18,755
PVH Corp.	5,377	565,391
Ralph Lauren Corp.	5,459	639,904
Tapestry, Inc.	4,509	121,608
Under Armour, Inc., Class A†	1,006	21,730
Under Armour, Inc., Class C†	9,559	183,342
		1,659,052
Appliances — 0.3%
Whirlpool Corp.	4,213	621,544
Applications Software — 0.2%
Cerence, Inc.†	560	12,673
Covetrus, Inc.†	23,854	314,873
Medallia, Inc.†	45	1,400
Nuance Communications, Inc.†	4,485	79,967
		408,913
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	853	58,686
Auto-Heavy Duty Trucks — 0.6%
Cummins, Inc.	2,413	431,831
PACCAR, Inc.	13,734	1,086,359
		1,518,190
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	3,768	357,847
BorgWarner, Inc.	3,235	140,334
Lear Corp.	4,567	626,593
WABCO Holdings, Inc.†	130	17,615
		1,142,389
Banks-Commercial — 3.1%
Associated Banc-Corp.	2,537	55,915
Bank of Hawaii Corp.	633	60,236
Bank OZK	1,904	58,082
BankUnited, Inc.	1,472	53,816
BOK Financial Corp.	507	44,312
CIT Group, Inc.	1,362	62,148
Citizens Financial Group, Inc.	7,016	284,920
Commerce Bancshares, Inc.	1,639	111,354
Cullen/Frost Bankers, Inc.	885	86,535
East West Bancorp, Inc.	2,275	110,793
First Citizens BancShares, Inc., Class A	114	60,672
First Hawaiian, Inc.	2,119	61,133
First Horizon National Corp.	4,890	80,978
First Republic Bank	2,136	250,873
FNB Corp.	5,077	64,478
M&T Bank Corp.	5,742	974,704
PacWest Bancorp	1,847	70,685
Pinnacle Financial Partners, Inc.	1,175	75,200
Popular, Inc.	3,950	232,063
Prosperity Bancshares, Inc.	7,111	511,210
Regions Financial Corp.	15,664	268,794
Signature Bank	5,845	798,485
SVB Financial Group†	755	189,535
Synovus Financial Corp.	2,139	83,849
TCF Financial Corp.	2,396	112,133
Texas Capital Bancshares, Inc.†	787	44,678
Truist Financial Corp.	16,514	930,068
Umpqua Holdings Corp.	3,453	61,118
Webster Financial Corp.	1,432	76,412
Westamerica Bancorporation	12,582	852,682
Western Alliance Bancorp	1,356	77,292
Wintrust Financial Corp.	8,121	575,779
Zions Bancorp NA	2,737	142,105
		7,523,037
Banks-Fiduciary — 2.2%
Northern Trust Corp.	27,345	2,905,133
State Street Corp.	32,110	2,539,901
		5,445,034
Banks-Super Regional — 2.1%
Comerica, Inc.	10,883	780,855
Fifth Third Bancorp	64,089	1,970,096
Huntington Bancshares, Inc.	73,935	1,114,940
KeyCorp	63,273	1,280,645
		5,146,536
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,907	497,530

1

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	10,065	512,107
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	52	3,264
Brown-Forman Corp., Class B	178	12,033
		15,297
Brewery — 0.5%
Carlsberg A/S, Class B	4,186	624,450
Molson Coors Brewing Co., Class B	8,930	481,327
		1,105,777
Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†	2,446	80,082
Discovery, Inc., Class C†	5,476	166,963
Fox Corp., Class A	7,670	284,327
Fox Corp., Class B	2,309	84,048
Liberty Media Corp. - Liberty Formula One, Series A†	390	17,074
Liberty Media Corp. - Liberty Formula One, Series C†	3,096	142,308
		774,802
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	6,051	395,372
Owens Corning	11,626	757,085
Summit Materials, Inc., Class A†	14,801	353,744
		1,506,201
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	1,331	63,116
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	48	11,711
Building Products-Cement — 0.6%
Eagle Materials, Inc.	112	10,154
Martin Marietta Materials, Inc.	678	189,596
MDU Resources Group, Inc.	3,083	91,596
Vulcan Materials Co.	7,669	1,104,259
		1,395,605
Building Products-Wood — 0.4%
Masco Corp.	18,381	882,104
Building-Maintenance & Services — 0.0%
ServiceMaster Global Holdings, Inc.†	1,800	69,588
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	830	61,661
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	5,336	281,474
Lennar Corp., Class A	2,588	144,384
Lennar Corp., Class B	144	6,437
PulteGroup, Inc.	4,002	155,278
Toll Brothers, Inc.	20,533	811,259
		1,398,832
Cable/Satellite TV — 0.4%
Altice USA, Inc., Class A†	12,232	334,423
DISH Network Corp., Class A†	12,575	446,035
Liberty Broadband Corp., Class A†	385	47,956
Liberty Broadband Corp., Class C†	1,655	208,116
		1,036,530
Casino Hotels — 0.2%
Caesars Entertainment Corp.†	8,924	121,366
MGM Resorts International	7,257	241,440
Wynn Resorts, Ltd.	264	36,662
		399,468
Cellular Telecom — 0.0%
Sprint Corp.†	8,885	46,291
United States Cellular Corp.	238	8,623
		54,914
Chemicals-Diversified — 1.8%
Celanese Corp.	6,537	804,836
Eastman Chemical Co.	11,582	917,989
FMC Corp.	9,781	976,340
Huntsman Corp.	3,446	83,255
Olin Corp.	2,580	44,505
PPG Industries, Inc.	8,149	1,087,810
Westlake Chemical Corp.	8,467	593,960
		4,508,695
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,650	120,516
Ashland Global Holdings, Inc.	944	72,244
Cabot Corp.	905	43,006
Chemours Co.	2,561	46,328
Element Solutions, Inc.†	2,186	25,532
International Flavors & Fragrances, Inc.	3,033	391,318
NewMarket Corp.	9	4,379
Univar, Inc.†	26,538	643,281
Valvoline, Inc.	2,954	63,245
		1,409,849
Coal — 0.1%
Peabody Energy Corp.	21,400	195,168
Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	23,562	716,285
RPM International, Inc.	3,649	280,097
		996,382
Commercial Services — 0.4%
Cintas Corp.	1,718	462,279
CoreLogic, Inc†.	1,190	52,015
Macquarie Infrastructure Corp.	1,151	49,309
Nielsen Holdings PLC	4,878	99,023
Quanta Services, Inc.	7,908	321,935
		984,561
Commercial Services-Finance — 0.4%
Equifax, Inc.	288	40,354
Global Payments, Inc.	2,997	547,132
H&R Block, Inc.	2,708	63,584
IHS Markit, Ltd.†	2,305	173,682
Sabre Corp.	3,556	79,797
		904,549
Computer Services — 1.0%
Amdocs, Ltd.	13,889	1,002,647
CACI International, Inc., Class A†	385	96,246

2

Cognizant Technology Solutions Corp., Class A	4,208	260,980
DXC Technology Co.	4,110	154,495
Leidos Holdings, Inc.	9,784	957,756
		2,472,124
Computer Software — 0.0%
Akamai Technologies, Inc.†	217	18,744
Citrix Systems, Inc.	217	24,065
Dynatrace, Inc.†	105	2,657
SS&C Technologies Holdings, Inc.	333	20,446
		65,912
Computers — 0.1%
Hewlett Packard Enterprise Co.	21,055	333,932
Computers-Memory Devices — 0.2%
Western Digital Corp.	7,224	458,507
Consumer Products-Misc. — 0.1%
Clorox Co.	366	56,196
Kimberly-Clark Corp.	1,162	159,833
Spectrum Brands Holdings, Inc.	656	42,174
		258,203
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	863	62,602
O-I Glass, Inc.	2,427	28,954
Silgan Holdings, Inc.	1,218	37,856
		129,412
Containers-Paper/Plastic — 0.9%
Ardagh Group SA	289	5,659
Berry Global Group, Inc.†	10,887	517,024
Graphic Packaging Holding Co.	47,366	788,644
Packaging Corp. of America	1,468	164,401
Sealed Air Corp.	2,259	89,976
Sonoco Products Co.	1,556	96,036
WestRock Co.	14,973	642,491
		2,304,231
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	4,526	50,917
Edgewell Personal Care Co.†	1,884	58,329
		109,246
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	2,683	156,714
Royal Caribbean Cruises, Ltd.	7,765	1,036,705
		1,193,419
Data Processing/Management — 0.0%
Jack Henry & Associates, Inc.	141	20,539
Dental Supplies & Equipment — 1.1%
DENTSPLY SIRONA, Inc.	23,953	1,355,500
Envista Holdings Corp.†	6,495	192,512
Patterson Cos., Inc.	52,436	1,073,889
		2,621,901
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	75	2,244
Avantor, Inc.†	1,063	19,293
		21,537
Diagnostic Kits — 0.1%
QIAGEN NV†	3,469	117,252
Dialysis Centers — 0.1%
DaVita, Inc.†	1,922	144,208
Disposable Medical Products — 0.1%
STERIS PLC	1,239	188,848
Distribution/Wholesale — 0.7%
Fastenal Co.	853	31,518
HD Supply Holdings, Inc.†	20,340	818,075
IAA, Inc.†	183	8,612
KAR Auction Services, Inc.	183	3,988
LKQ Corp.†	21,528	768,550
Resideo Technologies, Inc.†	1,929	23,013
Watsco, Inc.	509	91,696
WESCO International, Inc.†	664	39,435
		1,784,887
Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	1,781	84,847
Carlisle Cos., Inc.	118	19,097
Eaton Corp. PLC	8,481	803,320
Ingersoll-Rand PLC	223	29,641
ITT, Inc.	9,104	672,877
Parker-Hannifin Corp.	2,009	413,493
Textron, Inc.	34,222	1,526,301
Trinity Industries, Inc.	1,669	36,968
		3,586,544
E-Commerce/Services — 0.1%
Expedia Group, Inc.	286	30,928
IAC/InterActiveCorp†	489	121,815
Lyft, Inc., Class A†	456	19,617
TripAdvisor, Inc.	162	4,922
Zillow Group, Inc., Class A†	883	40,388
Zillow Group, Inc., Class C†	1,936	88,940
		306,610
Electric Products-Misc. — 0.1%
AMETEK, Inc.	731	72,910
Littelfuse, Inc.	375	71,737
		144,647
Electric-Distribution — 1.1%
CenterPoint Energy, Inc.	47,908	1,306,451
Sempra Energy	8,962	1,357,564
		2,664,015
Electric-Integrated — 5.9%
AES Corp.	40,224	800,458
Alliant Energy Corp.	3,724	203,777
Ameren Corp.	3,843	295,142
Avangrid, Inc.	881	45,072
CMS Energy Corp.	18,024	1,132,628
Consolidated Edison, Inc.	5,227	472,887
DTE Energy Co.	2,866	372,207
Edison International	10,725	808,772
Entergy Corp.	5,951	712,930
Evergy, Inc.	3,693	240,377

3

Eversource Energy	15,206	1,293,575
FirstEnergy Corp.	49,658	2,413,379
Hawaiian Electric Industries, Inc.	1,697	79,521
IDACORP, Inc.	788	84,158
OGE Energy Corp.	3,133	139,325
PG&E Corp.†	50,514	549,087
Pinnacle West Capital Corp.	11,325	1,018,457
PPL Corp.	11,347	407,130
Public Service Enterprise Group, Inc.	22,411	1,323,370
Southern Co.	10,019	638,210
WEC Energy Group, Inc.	10,763	992,672
Xcel Energy, Inc.	8,077	512,809
		14,535,943
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	2,276	222,046
Gentex Corp.	4,013	116,297
Jabil, Inc.	1,833	75,758
nVent Electric PLC	2,377	60,804
Sensata Technologies Holding PLC†	11,288	608,084
		1,082,989
Electronic Components-Semiconductors — 1.1%
AVX Corp.	27,576	564,481
Cree, Inc.†	1,524	70,333
IPG Photonics Corp.†	517	74,924
Marvell Technology Group, Ltd.	34,556	917,807
Microchip Technology, Inc.	2,622	274,576
ON Semiconductor Corp.†	6,394	155,886
Qorvo, Inc.†	1,846	214,560
Skyworks Solutions, Inc.	2,570	310,661
		2,583,228
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	4,911	470,670
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	4,402	375,535
FLIR Systems, Inc.	1,937	100,860
Fortive Corp.	3,596	274,698
Keysight Technologies, Inc.†	4,448	456,498
National Instruments Corp.	17,342	734,260
Trimble, Inc.†	3,269	136,285
		2,078,136
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,294	109,653
Avnet, Inc.	1,611	68,371
SYNNEX Corp.	647	83,334
		261,358
Electronic Security Devices — 0.0%
ADT, Inc.	1,771	14,044
Allegion PLC	362	45,084
		59,128
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,292	72,300
Engineering/R&D Services — 0.5%
AECOM†	2,443	105,367
Fluor Corp.	2,191	41,366
Jacobs Engineering Group, Inc.	2,068	185,768
KBR, Inc.	31,343	955,962
		1,288,463
Engines-Internal Combustion — 0.0%
Gates Industrial Corp. PLC†	719	9,893
Enterprise Software/Service — 0.2%
Ceridian HCM Holding, Inc.†	272	18,463
SolarWinds Corp.†	502	9,312
Verint Systems, Inc.†	7,585	419,906
		447,681
Entertainment Software — 0.3%
Electronic Arts, Inc.†	4,815	517,661
Take-Two Interactive Software, Inc.†	945	115,696
Zynga, Inc., Class A†	10,395	63,617
		696,974
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	20,798	635,587
Credit Acceptance Corp.†	20	8,847
Santander Consumer USA Holdings, Inc.	1,663	38,864
		683,298
Finance-Consumer Loans — 0.3%
Navient Corp.	3,180	43,503
OneMain Holdings, Inc.	1,022	43,077
SLM Corp.	6,687	59,581
Synchrony Financial	17,113	616,239
		762,400
Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	564	63,281
Discover Financial Services	11,817	1,002,318
Western Union Co.	5,192	139,041
		1,204,640
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.	6,737	305,658
Evercore, Inc., Class A	399	29,829
Interactive Brokers Group, Inc., Class A	853	39,767
Jefferies Financial Group, Inc.	4,155	88,792
Lazard, Ltd., Class A	30,272	1,209,669
TD Ameritrade Holding Corp.	10,977	545,557
Virtu Financial, Inc., Class A	417	6,668
		2,225,940
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,514	71,945
Finance-Other Services — 0.7%
BGC Partners, Inc., Class A	4,489	26,665
Cboe Global Markets, Inc.	1,308	156,960
Nasdaq, Inc.	12,727	1,363,062
SEI Investments Co.	1,061	69,474
		1,616,161
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	1,513	74,167
MGIC Investment Corp.	5,553	78,686
		152,853

4

Food-Baking — 0.6%
Flowers Foods, Inc.	69,466	1,510,191
Food-Catering — 0.1%
Aramark	3,838	166,569
Food-Confectionery — 0.3%
Hershey Co.	287	42,183
J.M. Smucker Co.	6,459	672,576
		714,759
Food-Flour & Grain — 0.0%
Seaboard Corp.	4	17,002
Food-Meat Products — 0.3%
Hormel Foods Corp.	4,358	196,589
Tyson Foods, Inc., Class A	4,515	411,046
		607,635
Food-Misc./Diversified — 1.2%
Beyond Meat, Inc.†	206	15,574
Campbell Soup Co.	12,980	641,471
Conagra Brands, Inc.	7,567	259,094
Hain Celestial Group, Inc.†	1,426	37,012
Ingredion, Inc.	6,502	604,361
Kellogg Co.	9,060	626,590
Lamb Weston Holdings, Inc.	1,699	146,165
McCormick & Co., Inc.	679	115,247
Post Holdings, Inc.†	3,893	424,726
TreeHouse Foods, Inc.†	723	35,065
		2,905,305
Food-Retail — 0.5%
Kroger Co.	41,435	1,201,201
Sprouts Farmers Market, Inc.†	972	18,808
		1,220,009
Food-Wholesale/Distribution — 0.2%
Grocery Outlet Holding Corp.†	424	13,759
Sysco Corp.	4,934	422,054
US Foods Holding Corp.†	3,422	143,348
		579,161
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	13,226	571,231
Funeral Services & Related Items — 0.0%
Service Corp. International	1,780	81,933
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,539	23,039
Gas-Distribution — 0.4%
Atmos Energy Corp.	1,835	205,263
National Fuel Gas Co.	1,282	59,664
NiSource, Inc.	22,096	615,153
UGI Corp.	3,268	147,583
		1,027,663
Gold Mining — 1.7%
Barrick Gold Corp.	67,623	1,257,111
Cia de Minas Buenaventura SAA ADR	26,287	396,934
Franco-Nevada Corp.	11,715	1,209,706
Gold Fields, Ltd. ADR	37,600	248,160
Newmont Goldcorp Corp.	22,708	986,663
Royal Gold, Inc.	700	85,575
		4,184,149
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	808	69,286
Stericycle, Inc.†	6,796	433,653
		502,939
Home Decoration Products — 0.2%
Newell Brands, Inc.	29,121	559,706
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,054	104,405
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	298	30,822
Extended Stay America, Inc.	2,943	43,733
Hilton Grand Vacations, Inc.†	1,159	39,858
Hyatt Hotels Corp., Class A	592	53,108
Marriott International, Inc., Class A	2,843	430,516
St. Joe Co.†	14,058	278,770
Wyndham Destinations, Inc.	1,428	73,813
Wyndham Hotels & Resorts, Inc.	7,311	459,204
		1,409,824
Human Resources — 0.0%
ManpowerGroup, Inc.	934	90,691
Independent Power Producers — 0.2%
NRG Energy, Inc.	3,960	157,410
Vistra Energy Corp.	9,712	223,279
		380,689
Instruments-Controls — 0.0%
Woodward, Inc.	156	18,477
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	6,524	633,480
Insurance Brokers — 1.5%
Arthur J. Gallagher & Co.	10,789	1,027,437
Brown & Brown, Inc.	27,781	1,096,794
Marsh & McLennan Cos., Inc.	5,818	648,183
Willis Towers Watson PLC	4,413	891,161
		3,663,575
Insurance-Life/Health — 1.1%
Athene Holding, Ltd., Class A†	13,917	654,516
AXA Equitable Holdings, Inc.	6,500	161,070
Brighthouse Financial, Inc.†	11,970	469,583
Globe Life, Inc.	1,699	178,820
Lincoln National Corp.	13,776	812,922
Primerica, Inc.	184	24,023
Principal Financial Group, Inc.	4,333	238,315
Unum Group	3,272	95,412
		2,634,661
Insurance-Multi-line — 2.4%
American Financial Group, Inc.	1,154	126,536
Assurant, Inc.	6,836	896,063
Cincinnati Financial Corp.	2,387	250,993
CNA Financial Corp.	20,772	930,793
Hartford Financial Services Group, Inc.	23,497	1,427,913
Kemper Corp.	7,938	615,195
Loews Corp.	26,042	1,366,945

5

Old Republic International Corp.	4,419	98,853
Voya Financial, Inc.	2,046	124,765
		5,838,056
Insurance-Property/Casualty — 0.7%
Alleghany Corp†.	196	156,716
American National Insurance Co.	116	13,651
Arch Capital Group, Ltd.†	5,193	222,728
Erie Indemnity Co., Class A	130	21,580
Fidelity National Financial, Inc.	4,143	187,885
First American Financial Corp.	1,711	99,786
Hanover Insurance Group, Inc.	3,976	543,400
Markel Corp.†	202	230,920
Mercury General Corp.	429	20,905
White Mountains Insurance Group, Ltd.	48	53,544
WR Berkley Corp.	2,255	155,820
		1,706,935
Insurance-Reinsurance — 0.7%
Axis Capital Holdings, Ltd.	1,165	69,248
Everest Re Group, Ltd.	3,315	917,724
Reinsurance Group of America, Inc.	4,279	697,734
RenaissanceRe Holdings, Ltd.	423	82,916
		1,767,622
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	70	9,776
Internet Security — 0.1%
NortonLifeLock, Inc.	9,090	231,977
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	1,819	191,713
Pargesa Holding SA	6,258	519,891
		711,604
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	790	66,945
Ameriprise Financial, Inc.	1,770	294,846
Eaton Vance Corp.	1,751	81,754
Franklin Resources, Inc.	26,815	696,654
Invesco, Ltd.	31,409	564,734
Janus Henderson Group PLC	2,523	61,687
Legg Mason, Inc.	1,345	48,299
Raymond James Financial, Inc.	8,587	768,193
T. Rowe Price Group, Inc.	2,577	313,982
		2,897,094
Lasers-System/Components — 0.0%
Coherent, Inc†.	376	62,548
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	457	63,066
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,454	52,897
Lincoln Electric Holdings, Inc.	54	5,223
		58,120
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	1,066	100,897
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	381	23,652
Regal Beloit Corp.	5,890	504,243
		527,895
Machinery-Farming — 0.6%
AGCO Corp.	14,860	1,147,935
CNH Industrial NV	35,568	390,443
		1,538,378
Machinery-General Industrial — 0.3%
Crane Co.	786	67,895
IDEX Corp.	592	101,824
Nordson Corp.	81	13,190
Wabtec Corp.	7,753	603,183
		786,092
Machinery-Pumps — 0.5%
Curtiss-Wright Corp.	667	93,974
Dover Corp.	1,277	147,187
Flowserve Corp.	1,611	80,179
Gardner Denver Holdings, Inc.†	2,044	74,974
Xylem, Inc.	8,907	701,783
		1,098,097
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	961	11,167
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,789	148,780
Medical Information Systems — 0.1%
Change Healthcare, Inc.†	18,869	309,263
Medical Instruments — 0.2%
Alcon, Inc.†	5,685	322,054
Cantel Medical Corp.	251	17,796
Integra LifeSciences Holdings Corp.†	1,111	64,749
		404,599
Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	2,274	128,026
IQVIA Holdings, Inc.†	1,614	249,379
Laboratory Corp. of America Holdings†	2,572	435,105
MEDNAX, Inc.†	1,282	35,627
Quest Diagnostics, Inc.	7,952	849,194
		1,697,331
Medical Products — 2.3%
Baxter International, Inc.	11,179	934,788
Cooper Cos., Inc.	660	212,052
Henry Schein, Inc.†	2,036	135,842
Hill-Rom Holdings, Inc.	506	57,446
Hologic, Inc.†	29,404	1,535,183
ICU Medical, Inc.†	209	39,108
West Pharmaceutical Services, Inc.	279	41,942
Zimmer Biomet Holdings, Inc.	17,024	2,548,152
		5,504,513
Medical-Biomedical/Gene — 0.4%
Alnylam Pharmaceuticals, Inc.†	271	31,211
Bio-Rad Laboratories, Inc., Class A†	333	123,220
Bluebird Bio, Inc.†	863	75,728
Exelixis, Inc.†	2,767	48,755
Incyte Corp.†	5,581	487,333
Moderna, Inc.†	314	6,142

6

Nektar Therapeutics†	2,229	48,113
Seattle Genetics, Inc.†	1,870	213,666
United Therapeutics Corp.†	677	59,630
		1,093,798
Medical-Drugs — 0.5%
Alkermes PLC†	30,037	612,755
Horizon Therapeutics PLC†	2,547	92,201
Jazz Pharmaceuticals PLC†	97	14,480
PRA Health Sciences, Inc.†	4,632	514,847
		1,234,283
Medical-Generic Drugs — 0.8%
Mylan NV†	20,554	413,135
Perrigo Co. PLC	29,987	1,549,129
		1,962,264
Medical-HMO — 0.1%
Centene Corp.†	1,053	66,202
Molina Healthcare, Inc.†	217	29,445
WellCare Health Plans, Inc.†	74	24,435
		120,082
Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	1,361	45,212
Select Medical Holdings Corp.†	74,799	1,745,809
Universal Health Services, Inc., Class B	6,534	937,368
		2,728,389
Medical-Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	6,261	532,310
Cardinal Health, Inc.	26,111	1,320,695
McKesson Corp.	2,585	357,557
Premier, Inc., Class A†	15,799	598,466
		2,809,028
Metal Processors & Fabrication — 0.0%
Timken Co.	1,052	59,238
Metal-Aluminum — 0.0%
Alcoa Corp.†	2,913	62,659
Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	83,196	1,091,532
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	602	69,603
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	788	8,400
Lions Gate Entertainment Corp., Class B†	1,780	17,675
		26,075
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,374	422,999
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	860	35,243
Networking Products — 0.0%
LogMeIn, Inc.	769	65,934
Non-Ferrous Metals — 0.3%
Cameco Corp.	65,609	583,920
NAC Kazatomprom JSC GDR	19,387	252,031
		835,951
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,129	280,452
Office Automation & Equipment — 0.3%
Xerox Holdings Corp.	2,878	106,112
Zebra Technologies Corp., Class A†	1,965	501,939
		608,051
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	86	11,251
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,671	75,914
Transocean, Ltd.†	9,073	62,422
		138,336
Oil Companies-Exploration & Production — 3.8%
Antero Resources Corp.†	4,139	11,796
Apache Corp.	22,043	564,080
Cabot Oil & Gas Corp.	24,481	426,214
Canadian Natural Resources, Ltd.	38,492	1,245,216
Centennial Resource Development, Inc., Class A†	2,865	13,236
Chesapeake Energy Corp.†	20,435	16,871
Cimarex Energy Co.	1,568	82,304
Concho Resources, Inc.	3,120	273,219
Continental Resources, Inc.	1,362	46,717
Devon Energy Corp.	6,327	164,312
Diamondback Energy, Inc.	3,688	342,468
Encana Corp.	144,513	677,766
EQT Corp.	107,441	1,171,107
Hess Corp.	30,685	2,050,065
Kosmos Energy, Ltd.	5,672	32,330
Marathon Oil Corp.	12,593	171,013
Noble Energy, Inc.	7,433	184,636
Parsley Energy, Inc., Class A	1,805	34,133
Pioneer Natural Resources Co.	6,645	1,005,854
Range Resources Corp.	3,252	15,772
WPX Energy, Inc.†	47,584	653,804
		9,182,913
Oil Companies-Integrated — 1.0%
Imperial Oil, Ltd.	57,958	1,534,148
Murphy Oil Corp.	34,247	917,820
		2,451,968
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	6,050	151,553
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	2,390	121,197
Marathon Petroleum Corp.	11,767	708,962
PBF Energy, Inc., Class A	1,870	58,662
		888,821
Oil-Field Services — 0.8%
Apergy Corp.†	1,211	40,908
Baker Hughes a GE Co., LLC	9,910	253,993
Frank’s International NV†	89,338	461,877
Halliburton Co.	24,089	589,458
NOW, Inc.†	18,634	209,446

7

Patterson-UTI Energy, Inc.	30,073	315,767
		1,871,449
Paper & Related Products — 0.1%
Domtar Corp.	983	37,590
International Paper Co.	6,167	283,990
		321,580
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	759	52,576
Pipelines — 1.2%
Antero Midstream Corp.	3,535	26,831
Cheniere Energy, Inc.†	1,552	94,781
Equitrans Midstream Corp.	63,950	854,372
ONEOK, Inc.	4,394	332,494
Plains GP Holdings LP, Class A	36,658	694,669
Targa Resources Corp.	14,169	578,520
Williams Cos., Inc.	19,045	451,747
		3,033,414
Poultry — 0.2%
Pilgrim’s Pride Corp†.	539	17,633
Sanderson Farms, Inc.	2,459	433,325
		450,958
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	382	56,467
Private Equity — 0.3%
Apollo Global Management, Inc.	16,944	808,398
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	264	77,666
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	693	33,624
Scholastic Corp.	5,822	223,856
		257,480
Publishing-Newspapers — 0.7%
New York Times Co., Class A	2,061	66,303
News Corp., Class A	111,587	1,577,840
News Corp., Class B	1,900	27,569
		1,671,712
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,324	64,002
Liberty Media Corp. - Liberty SiriusXM, Series C†	2,421	116,547
		180,549
Real Estate Investment Trusts — 9.0%
AGNC Investment Corp.	8,597	151,995
Alexandria Real Estate Equities, Inc.	1,750	282,765
American Campus Communities, Inc.	2,142	100,738
American Homes 4 Rent, Class A	2,301	60,309
Annaly Capital Management, Inc.	49,140	462,899
Apartment Investment & Management Co., Class A	2,316	119,621
Apple Hospitality REIT, Inc.	3,291	53,479
AvalonBay Communities, Inc.	2,185	458,195
Boston Properties, Inc.	2,426	334,448
Brandywine Realty Trust	2,731	43,013
Brixmor Property Group, Inc.	33,832	731,110
Camden Property Trust	1,464	155,330
Chimera Investment Corp.	2,919	60,015
Colony Capital, Inc.	7,078	33,621
Columbia Property Trust, Inc.	1,824	38,140
CoreSite Realty Corp.	127	14,239
Corporate Office Properties Trust	1,755	51,562
Cousins Properties, Inc.	2,283	94,060
CubeSmart	3,013	94,849
CyrusOne, Inc.	1,754	114,764
Digital Realty Trust, Inc.	3,260	390,352
Douglas Emmett, Inc.	2,602	114,228
Duke Realty Corp.	5,637	195,435
Empire State Realty Trust, Inc., Class A	2,294	32,024
EPR Properties	9,116	643,954
Equity Commonwealth	20,506	673,212
Equity Residential	13,868	1,122,199
Essex Property Trust, Inc.	1,027	308,983
Extra Space Storage, Inc.	369	38,974
Federal Realty Investment Trust	1,170	150,614
Gaming and Leisure Properties, Inc.	3,172	136,555
Healthcare Trust of America, Inc., Class A	3,193	96,684
Healthpeak Properties, Inc. REIT	7,720	266,108
Highwoods Properties, Inc.	1,600	78,256
Host Hotels & Resorts, Inc.	11,356	210,654
Hudson Pacific Properties, Inc.	2,380	89,607
Invitation Homes, Inc.	8,391	251,478
Iron Mountain, Inc.	3,967	126,428
JBG SMITH Properties	1,915	76,389
Kilroy Realty Corp.	1,551	130,129
Kimco Realty Corp.	6,328	131,053
Liberty Property Trust	2,441	146,582
Life Storage, Inc.	8,560	926,877
Macerich Co.	2,214	59,601
Medical Properties Trust, Inc.	37,593	793,588
MFA Financial, Inc.	7,035	53,818
Mid-America Apartment Communities, Inc.	7,703	1,015,718
National Retail Properties, Inc.	2,541	136,248
New Residential Investment Corp.	6,504	104,780
Omega Healthcare Investors, Inc.	3,349	141,830
Outfront Media, Inc.	1,869	50,127
Paramount Group, Inc.	3,156	43,932
Park Hotels & Resorts, Inc.	3,791	98,073
Rayonier, Inc.	47,437	1,554,036
Realty Income Corp.	4,998	368,003
Regency Centers Corp.	10,288	649,070
Retail Properties of America, Inc., Class A	3,338	44,729
Service Properties Trust	2,552	62,090
SITE Centers Corp.	2,190	30,704
SL Green Realty Corp.	1,289	118,433
Spirit Realty Capital, Inc.	10,276	505,374
Starwood Property Trust, Inc.	4,269	106,127
STORE Capital Corp.	3,306	123,116
Sun Communities, Inc.	6,364	955,236
Taubman Centers, Inc.	915	28,447
Two Harbors Investment Corp.	4,254	62,194

8

UDR, Inc.	4,312	201,370
Ventas, Inc.	5,847	337,606
VEREIT, Inc.	16,560	153,014
VICI Properties, Inc.	36,569	934,338
Vornado Realty Trust	2,710	180,215
Weingarten Realty Investors	1,897	59,262
Welltower, Inc.	6,359	520,039
Weyerhaeuser Co.	58,945	1,780,139
WP Carey, Inc.	11,682	935,027
		21,998,211
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	3,313	203,054
Jones Lang LaSalle, Inc.	715	124,474
		327,528
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	432	54,778
Recreational Vehicles — 0.3%
Brunswick Corp.	10,432	625,711
Polaris, Inc.	94	9,560
		635,271
Rental Auto/Equipment — 0.2%
AMERCO	138	51,863
Element Fleet Management Corp.	36,484	311,584
United Rentals, Inc.†	352	58,703
		422,150
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	4,719	212,874
Vail Resorts, Inc.	68	16,309
		229,183
Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	1,711	66,712
Gap, Inc.	3,400	60,112
L Brands, Inc.	3,012	54,577
Urban Outfitters, Inc.†	10,408	289,030
		470,431
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	819	131,171
Genuine Parts Co.	2,205	234,237
		365,408
Retail-Automobile — 0.1%
AutoNation, Inc.†	844	41,044
CarMax, Inc.†	1,372	120,283
Penske Automotive Group, Inc.	546	27,420
		188,747
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	684	53,674
Qurate Retail, Inc.†	6,008	50,647
		104,321
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,857	250,845
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	429	68,207
Retail-Discount — 0.4%
BJ’s Wholesale Club Holdings, Inc.†	10,407	236,655
Dollar General Corp.	244	38,059
Dollar Tree, Inc.†	7,100	667,755
		942,469
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,821	263,594
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	1,001	73,513
Retail-Jewelry — 0.9%
Tiffany & Co.	16,163	2,160,185
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	8,272	338,573
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	2,552	130,024
Macy’s, Inc.	4,845	82,365
		212,389
Retail-Restaurants — 0.2%
Dunkin’ Brands Group, Inc.	85	6,421
Wendy’s Co.	21,880	485,955
Yum China Holdings, Inc.	1,096	52,619
		544,995
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,025	50,727
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	3,644	56,682
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	743	32,179
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	36,993	507,914
New York Community Bancorp, Inc.	7,105	85,402
People’s United Financial, Inc.	6,910	116,779
Sterling Bancorp	3,176	66,950
TFS Financial Corp.	763	15,016
		792,061
Schools — 0.5%
2U, Inc.†	552	13,243
Graham Holdings Co., Class B	66	42,173
Grand Canyon Education, Inc.†	3,562	341,204
Strategic Education, Inc.	5,418	860,920
		1,257,540
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	7,200	855,648
Cypress Semiconductor Corp.	5,784	134,941
Maxim Integrated Products, Inc.	12,940	795,939
NXP Semiconductors NV	4,047	515,021
		2,301,549
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	19,997	1,220,617
Lam Research Corp.	277	80,995
MKS Instruments, Inc.	847	93,178
		1,394,790
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,954	490,220

9

Silver Mining — 0.2%
Fresnillo PLC	67,157	569,497
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	336	50,326
Steel-Producers — 0.5%
Nucor Corp.	15,203	855,625
Reliance Steel & Aluminum Co.	1,021	122,275
Steel Dynamics, Inc.	3,293	112,094
United States Steel Corp.	2,694	30,738
		1,120,732
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	2,429	103,694
Corning, Inc.	14,161	412,227
		515,921
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,993	42,471
Juniper Networks, Inc.	5,358	131,967
		174,438
Telephone-Integrated — 0.2%
CenturyLink, Inc.	17,084	225,680
GCI Liberty, Inc., Class A†	1,539	109,038
Telephone & Data Systems, Inc.	4,549	115,681
		450,399
Television — 0.6%
AMC Networks, Inc., Class A†	3,100	122,450
Nexstar Media Group, Inc., Class A	159	18,643
Sinclair Broadcast Group, Inc., Class A	57	1,900
ViacomCBS, Inc., Class A	93	4,173
ViacomCBS, Inc., Class B	33,617	1,410,906
		1,558,072
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	934	127,379
Theaters — 0.0%
Cinemark Holdings, Inc.	1,675	56,699
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	722	34,476
Tools-Hand Held — 0.6%
Snap-on, Inc.	860	145,684
Stanley Black & Decker, Inc.	8,551	1,417,243
		1,562,927
Toys — 0.0%
Mattel, Inc.†	1,674	22,683
Transport-Marine — 0.3%
Kirby Corp.†	931	83,353
SEACOR Holdings, Inc†.	4,981	214,930
Tidewater, Inc.†	16,411	316,404
		614,687
Transport-Rail — 0.7%
Kansas City Southern	11,060	1,693,950
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	11,959	935,194
Expeditors International of Washington, Inc.	6,855	534,827
Ryder System, Inc.	815	44,263
		1,514,284
Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	5,522	644,859
Knight-Swift Transportation Holdings, Inc.	12,284	440,259
Landstar System, Inc.	59	6,718
Old Dominion Freight Line, Inc.	587	111,401
Schneider National, Inc., Class B	868	18,940
XPO Logistics, Inc.†	602	47,979
		1,270,156
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	18,301	538,964
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,361	64,879
Water — 0.2%
American Water Works Co., Inc.	2,834	348,157
Aqua America, Inc.	3,385	158,892
		507,049
Water Treatment Systems — 0.1%
Pentair PLC	2,625	120,409
Web Hosting/Design — 0.0%
VeriSign, Inc.†	515	99,230
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	4,919	792,648
ViaSat, Inc.†	884	64,704
		857,352
Total Common Stocks (cost $200,943,394)		234,770,998
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (cost $220,717)	1,948	199,670
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell Midcap Value Index Fund (cost $1,454,141)	16,200	1,535,274
Total Long-Term Investment Securities (cost $202,618,252)		236,505,942

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53% (1)	2,128,136	2,128,136
T. Rowe Price Government Reserve Fund 1.59% (1)	1,965,498	1,965,498
		4,093,634

10

U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 1.01% due 01/02/2020	$593,000	593,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.54% due 03/26/2020 (2)	200,000	199,297
Total Short-Term Investment Securities (cost $4,885,916)		4,885,931
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $3,135,044 collateralized by $3,195,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $3,198,994 (cost $3,135,000)	3,135,000	3,135,000
TOTAL INVESTMENTS (cost $210,639,168)	99.9%	244,526,873
Other assets less liabilities	0.1	272,467
NET ASSETS	100.0%	$244,799,340

†                                         Non-income producing security

(1)                                 The rate shown is the 7-day yield as of December 31, 2019.

(2)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR-                 American Depositary Receipt

GDR-                 Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
17	Long	S&P 400 E-Mini Index	March 2020	$3,450,827	$3,510,160	$59,333

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$232,914,061	$1,856,937	**	$—	$234,770,998
Convertible Preferred Securities	199,670	—		—	199,670
Exchange-Traded Funds	1,535,274	—		—	1,535,274
Short-Term Investment Securities:
Registered Investment Companies	4,093,634	—		—	4,093,634
Other Short-Term Investment Securities	—	792,297		—	792,297
Repurchase Agreements	—	3,135,000		—	3,135,000
Total Investments at Value	$238,742,639	$5,784,234		$—	$244,526,873

Other Financial Instruments:†
Futures Contracts	$59,333	$—		$—	$59,333

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

**          Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                 Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.7%
Advanced Materials — 0.4%
Haynes International, Inc.	1,199	$42,900
Hexcel Corp.	10,735	786,983
Materion Corp.	1,955	116,225
		946,108
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A†	114,143	317,318
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,069	127,740
National Presto Industries, Inc.	483	42,693
Park Aerospace Corp.	1,868	30,392
		200,825
Aerospace/Defense-Equipment — 0.6%
AAR Corp.	3,151	142,110
Aerojet Rocketdyne Holdings, Inc.†	6,939	316,835
Barnes Group, Inc.	4,569	283,095
Kaman Corp.	2,670	176,006
Moog, Inc., Class A	4,590	391,665
Triumph Group, Inc.	4,800	121,296
		1,431,007
Agricultural Operations — 0.1%
Andersons, Inc.	3,124	78,975
Phibro Animal Health Corp., Class A	1,944	48,269
		127,244
Airlines — 0.5%
Allegiant Travel Co.	1,264	219,987
Hawaiian Holdings, Inc.	4,465	130,780
SkyWest, Inc.	4,832	312,292
Spirit Airlines, Inc.†	11,405	459,735
		1,122,794
Apparel Manufacturers — 0.8%
Deckers Outdoor Corp.†	5,100	861,186
Kontoor Brands, Inc.	4,475	187,905
Oxford Industries, Inc.	12,368	932,795
		1,981,886
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	2,000	38,200
iRobot Corp.†	2,710	137,207
		175,407
Applications Software — 0.5%
Brightcove, Inc.†	17,300	150,337
Cloudflare, Inc., Class A†	1,700	29,002
Covetrus, Inc.†	9,349	123,407
Digi International, Inc.†	2,714	48,092
Ebix, Inc.	2,134	71,297
PDF Solutions, Inc.†	2,666	45,029
PTC, Inc.†	8,914	667,569
		1,134,733
Athletic Equipment — 0.1%
Fox Factory Holding Corp.†	3,692	256,853
Vista Outdoor, Inc.†	5,542	41,454
		298,307
Audio/Video Products — 0.3%
Daktronics, Inc.	3,591	21,869
Sonos, Inc.†	43,200	674,784
Universal Electronics, Inc.†	1,335	69,767
		766,420
Auto Repair Centers — 0.1%
Monro, Inc.	3,189	249,380
Auto-Truck Trailers — 0.4%
Wabash National Corp.	64,484	947,270
Auto/Truck Parts & Equipment-Original — 0.9%
American Axle & Manufacturing Holdings, Inc.†	10,780	115,993
Cooper-Standard Holdings, Inc.†	1,614	53,520
Dorman Products, Inc.†	2,796	211,713
Garrett Motion, Inc.†	7,171	71,638
Gentherm, Inc.†	26,985	1,197,864
Meritor, Inc.†	8,300	217,377
Methode Electronics, Inc.	3,555	139,889
Telenav, Inc.†	7,700	37,422
Titan International, Inc.	4,796	17,362
		2,062,778
Auto/Truck Parts & Equipment-Replacement — 0.6%
Douglas Dynamics, Inc.	11,200	616,000
Motorcar Parts of America, Inc.†	1,817	40,029
Standard Motor Products, Inc.	13,246	704,952
		1,360,981
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,294	109,071
Banks-Commercial — 9.2%
1st Source Corp.	2,540	131,775
Allegiance Bancshares, Inc.†	1,835	68,996
Ameris Bancorp	6,276	266,981
Atlantic Union Bankshares Corp.	12,798	480,565
BancFirst Corp.	7,700	480,788
BancorpSouth Bank	10,300	323,523
Banner Corp.	11,572	654,859
Cadence BanCorp	12,869	233,315
Cathay General Bancorp	4,000	152,200
CenterState Bank Corp.	27,124	677,557
Central Pacific Financial Corp.	15,220	450,208
Central Valley Community Bancorp	900	19,503
City Holding Co.	1,562	128,006
Columbia Banking System, Inc.	16,914	688,146
Community Bank System, Inc.	4,955	351,508
Customers Bancorp, Inc.†	2,762	65,763
CVB Financial Corp.	29,457	635,682
Eagle Bancorp, Inc.	3,219	156,540
Enterprise Financial Services Corp.	2,400	115,704
First BanCorp./Puerto Rico	20,832	220,611
First Citizens BancShares, Inc., Class A	1,798	956,914
First Commonwealth Financial Corp.	26,323	381,947
First Community Bankshares, Inc.	1,100	34,122
First Financial Bancorp	9,525	242,316
First Hawaiian, Inc.	3,700	106,745
First Interstate BancSystem, Inc., Class A	26,385	1,106,059
First Merchants Corp.	16,390	681,660
First Midwest Bancorp, Inc.	51,788	1,194,231
Franklin Financial Network, Inc.	1,284	44,080
Glacier Bancorp, Inc.	8,217	377,900
Great Western Bancorp, Inc.	6,594	229,076

1

Hanmi Financial Corp.	2,982	59,625
Heritage Financial Corp.	23,062	652,655
HomeStreet, Inc.†	2,340	79,560
Hope Bancorp, Inc.	20,402	303,174
IBERIABANK Corp.	1,500	112,245
Independent Bank Corp./Massachusetts	3,794	315,850
Independent Bank Corp./Michigan	4,800	108,720
Lakeland Financial Corp.	9,777	478,389
Meta Financial Group, Inc.	3,314	120,994
NBT Bancorp, Inc.	4,197	170,230
OFG Bancorp	4,921	116,185
Old National Bancorp	16,296	298,054
Opus Bank	2,071	53,577
PacWest Bancorp	2,700	103,329
Preferred Bank	1,304	78,357
S&T Bancorp, Inc.	3,693	148,791
Seacoast Banking Corp. of Florida†	4,934	150,832
ServisFirst Bancshares, Inc.	4,417	166,433
Simmons First National Corp., Class A	15,695	420,469
South State Corp.	600	52,050
Southside Bancshares, Inc.	3,042	112,980
TCF Financial Corp.	20,094	940,399
Tompkins Financial Corp.	1,174	107,421
Triumph Bancorp, Inc.†	2,236	85,013
TrustCo Bank Corp.	9,289	80,536
Trustmark Corp.	25,300	873,103
UMB Financial Corp.	2,500	171,600
United Bankshares, Inc.	7,400	286,084
United Community Banks, Inc.	35,748	1,103,898
Veritex Holdings, Inc.	4,527	131,871
Webster Financial Corp.	2,400	128,064
West Bancorporation, Inc.	1,650	42,289
Westamerica Bancorporation	20,998	1,423,034
Western Alliance Bancorp	19,456	1,108,992
		22,242,083
Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.	3,304	126,378
Walker & Dunlop, Inc.	2,747	177,676
		304,054
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	3,887	136,900
Beverages-Non-alcoholic — 0.1%
Coca-Cola Consolidated, Inc.	445	126,402
National Beverage Corp.†	1,116	56,939
		183,341
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,273	61,677
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	10,500	155,925
Building & Construction Products-Misc. — 1.2%
American Woodmark Corp.†	9,390	981,349
Builders FirstSource, Inc.†	18,600	472,626
Gibraltar Industries, Inc.†	3,093	156,011
Louisiana-Pacific Corp.	7,300	216,591
Patrick Industries, Inc.	2,141	112,252
Simpson Manufacturing Co., Inc.	12,013	963,803
		2,902,632
Building & Construction-Misc. — 1.2%
Comfort Systems USA, Inc.	24,816	1,237,078
EMCOR Group, Inc.	12,425	1,072,277
MYR Group, Inc.†	6,596	214,964
TopBuild Corp.†	3,254	335,422
		2,859,741
Building Products-Air & Heating — 0.1%
AAON, Inc.	3,895	192,452
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	11,700	426,231
US Concrete, Inc.†	1,520	63,323
		489,554
Building Products-Doors & Windows — 0.5%
Apogee Enterprises, Inc.	20,402	663,065
Griffon Corp.	4,082	82,987
Masonite International Corp.†	4,800	346,608
PGT Innovations, Inc.†	5,598	83,466
		1,176,126
Building Products-Wood — 0.2%
Boise Cascade Co.	8,236	300,861
Universal Forest Products, Inc.	5,884	280,667
		581,528
Building-Heavy Construction — 0.8%
Aegion Corp.†	2,948	65,947
Arcosa, Inc.	4,638	206,623
Dycom Industries, Inc.†	9,680	456,412
Granite Construction, Inc.	4,480	123,961
MasTec, Inc.†	16,117	1,034,067
Sterling Construction Co., Inc.†	7,600	107,008
		1,994,018
Building-Maintenance & Services — 0.4%
ABM Industries, Inc.	8,965	338,070
ServiceMaster Global Holdings, Inc.†	16,879	652,542
		990,612
Building-Mobile Home/Manufactured Housing — 1.0%
Cavco Industries, Inc.†	5,424	1,059,741
LCI Industries	2,399	257,005
Skyline Champion Corp.†	25,398	805,117
Winnebago Industries, Inc.	3,228	171,019
		2,292,882
Building-Residential/Commercial — 1.1%
Century Communities, Inc.†	2,584	70,672
Installed Building Products, Inc.†	2,043	140,701
KB Home	26,000	891,020
LGI Homes, Inc.†	1,914	135,224
M/I Homes, Inc.†	2,697	106,127
MDC Holdings, Inc.	4,800	183,168
Meritage Homes Corp.†	3,450	210,830
TRI Pointe Group, Inc.†	62,300	970,634
William Lyon Homes, Class A†	3,166	63,257
		2,771,633

2

Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	21,200	157,304
Casino Hotels — 0.1%
Boyd Gaming Corp.	6,800	203,592
Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	2,675	53,393
Innophos Holdings, Inc.	1,887	60,346
Innospec, Inc.	2,348	242,877
Koppers Holdings, Inc.†	1,984	75,829
Quaker Chemical Corp.	1,241	204,169
		636,614
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	4,786	18,378
Chemicals-Other — 0.0%
American Vanguard Corp.	2,546	49,571
Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)	3,640	1,086
PolyOne Corp.	2,000	73,580
		74,666
Chemicals-Specialty — 2.2%
Ashland Global Holdings, Inc.	12,099	925,936
Balchem Corp.	3,083	313,325
Ferro Corp.†	7,856	116,505
GCP Applied Technologies, Inc.†	5,155	117,070
H.B. Fuller Co.	4,886	251,971
Hawkins, Inc.	907	41,550
Kraton Corp.†	3,039	76,948
Minerals Technologies, Inc.	5,000	288,150
Rogers Corp.†	1,780	222,019
Sensient Technologies Corp.	10,183	672,994
Stepan Co.	2,720	278,637
Univar Solutions, Inc.†	40,158	973,430
Valvoline, Inc.	43,970	941,398
		5,219,933
Circuit Boards — 0.2%
TTM Technologies, Inc.†	24,803	373,285
Coal — 0.3%
Arch Coal, Inc., Class A	3,100	222,394
CONSOL Energy, Inc.†	2,482	36,014
Peabody Energy Corp.	3,000	27,360
SunCoke Energy, Inc.	8,315	51,803
Warrior Met Coal, Inc.	18,095	382,347
		719,918
Commercial Services — 0.6%
Care.com, Inc.†	2,701	40,596
CoreLogic, Inc.†	11,501	502,709
Forrester Research, Inc.†	1,017	42,409
Harsco Corp.†	11,134	256,193
HMS Holdings Corp.†	8,444	249,942
Medifast, Inc.	1,713	187,711
Team, Inc.†	2,910	46,473
		1,326,033
Commercial Services-Finance — 0.2%
Cardtronics PLC, Class A†	3,463	154,623
Euronet Worldwide, Inc.†	900	141,804
EVERTEC, Inc.	5,722	194,777
Green Dot Corp., Class A†	2,200	51,260
		542,464
Communications Software — 0.1%
Avaya Holdings Corp.†	20,500	276,750
Computer Data Security — 0.5%
Fortinet, Inc.†	5,693	607,785
OneSpan, Inc.†	3,121	53,431
Qualys, Inc.†	6,695	558,162
		1,219,378
Computer Services — 1.5%
CACI International, Inc., Class A†	1,250	312,487
EPAM Systems, Inc.†	2,013	427,078
ExlService Holdings, Inc.†	3,268	226,995
Insight Enterprises, Inc.†	5,830	409,791
Science Applications International Corp.	8,288	721,222
Sykes Enterprises, Inc.†	3,693	136,604
TTEC Holdings, Inc.	1,693	67,077
Unisys Corp.†	6,763	80,209
Virtusa Corp.†	2,860	129,644
WNS Holdings, Ltd. ADR†	15,336	1,014,476
		3,525,583
Computer Software — 0.6%
Box, Inc., Class A†	13,900	233,242
Dynatrace, Inc.†	10,700	270,710
j2 Global, Inc.	3,500	327,985
TiVo Corp.	81,538	691,442
		1,523,379
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,950	49,550
Cubic Corp.	2,997	190,519
Diebold Nixdorf, Inc.†	7,360	77,722
MTS Systems Corp.	1,706	81,939
		399,730
Computers-Other — 0.6%
3D Systems Corp.†	11,350	99,312
Lumentum Holdings, Inc.†	8,530	676,429
PlayAGS, Inc.†	63,329	768,181
		1,543,922
Consulting Services — 0.3%
Huron Consulting Group, Inc.†	10,000	687,200
Kelly Services, Inc., Class A	3,181	71,827
		759,027
Consumer Products-Misc. — 0.2%
Central Garden & Pet Co.†	940	29,206
Central Garden & Pet Co., Class A†	3,851	113,065
Quanex Building Products Corp.	4,478	76,484
WD-40 Co.	1,313	254,906
		473,661
Containers-Paper/Plastic — 0.8%
Ardagh Group SA	31,708	620,842
Graphic Packaging Holding Co.	65,514	1,090,808
Matthews International Corp., Class A	3,004	114,663
		1,826,313

3

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	42,459	239,469
Edgewell Personal Care Co.†	2,200	68,112
Inter Parfums, Inc.	1,689	122,807
		430,388
Data Processing/Management — 0.7%
Bottomline Technologies, Inc.†	3,653	195,801
CommVault Systems, Inc.†	19,700	879,408
CSG Systems International, Inc.	11,582	599,716
		1,674,925
Dental Supplies & Equipment — 0.4%
Envista Holdings Corp.†	22,583	669,360
Patterson Cos., Inc.	14,200	290,816
		960,176
Diagnostic Equipment — 0.4%
Adaptive Biotechnologies Corp.†	3,000	89,760
BioTelemetry, Inc.†	3,258	150,845
Repligen Corp.†	7,170	663,225
		903,830
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	14,596	142,603
OraSure Technologies, Inc.†	5,916	47,505
		190,108
Disposable Medical Products — 0.2%
CONMED Corp.	2,720	304,178
Merit Medical Systems, Inc.†	5,291	165,185
		469,363
Distribution/Wholesale — 0.8%
Anixter International, Inc.†	2,886	265,801
Core-Mark Holding Co., Inc.	8,767	238,375
Fossil Group, Inc.†	24,454	192,697
G-III Apparel Group, Ltd.†	4,125	138,187
KAR Auction Services, Inc.	39,057	851,052
ScanSource, Inc.†	2,422	89,493
Titan Machinery, Inc.†	4,500	66,510
Veritiv Corp.†	4,619	90,856
		1,932,971
Diversified Manufacturing Operations — 0.9%
Actuant Corp., Class A	5,864	152,640
EnPro Industries, Inc.	18,481	1,236,009
Fabrinet†	8,246	534,671
Federal Signal Corp.	5,799	187,018
LSB Industries, Inc.†	2,096	8,803
Lydall, Inc.†	1,679	34,453
Standex International Corp.	1,194	94,744
		2,248,338
Diversified Minerals — 0.1%
Livent Corp.†	13,991	119,623
Diversified Operations/Commercial Services — 0.1%
Viad Corp.	1,948	131,490
E-Commerce/Products — 0.0%
Etsy, Inc.†	1,200	53,160
E-Commerce/Services — 0.3%
Groupon, Inc.†	24,500	58,555
Shutterstock, Inc.†	1,835	78,685
Stamps.com, Inc.†	6,055	505,713
		642,953
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	2,580	15,377
QuinStreet, Inc.†	4,419	67,655
		83,032
E-Services/Consulting — 0.6%
Perficient, Inc.†	30,431	1,401,956
Electric Products-Misc. — 0.3%
Graham Corp.	1,700	37,196
Novanta, Inc.†	7,667	678,069
		715,265
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	12,700	117,221
Electric-Generation — 0.1%
Atlantic Power Corp.†	117,000	272,610
Electric-Integrated — 1.2%
Avista Corp.	14,732	708,462
Black Hills Corp.	3,800	298,452
El Paso Electric Co.	3,904	265,042
IDACORP, Inc.	8,847	944,860
PNM Resources, Inc.	3,600	182,556
Portland General Electric Co.	8,100	451,899
		2,851,271
Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.†	3,672	261,446
Applied Optoelectronics, Inc.†	1,832	21,764
Bel Fuse, Inc., Class B	971	19,906
Benchmark Electronics, Inc.	10,706	367,858
Comtech Telecommunications Corp.	2,338	82,976
Knowles Corp.†	8,247	174,424
OSI Systems, Inc.†	6,836	688,659
Plexus Corp.†	2,797	215,201
Sanmina Corp.†	6,707	229,648
SMART Global Holdings, Inc.†	1,261	47,842
		2,109,724
Electronic Components-Semiconductors — 2.0%
Amkor Technology, Inc.†	44,100	573,300
CEVA, Inc.†	2,108	56,832
CTS Corp.	3,125	93,781
Diodes, Inc.†	3,963	223,394
DSP Group, Inc.†	2,205	34,707
KEMET Corp.	5,568	150,614
MACOM Technology Solutions Holdings, Inc.†	17,348	461,457
ON Semiconductor Corp.†	40,706	992,412
Photronics, Inc.†	6,440	101,494
Rambus, Inc.†	68,386	942,017
Semtech Corp.†	3,466	183,352
Synaptics, Inc.†	7,300	480,121
Xperi Corp.	22,448	415,288
		4,708,769

4

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	2,790	181,155
FARO Technologies, Inc.†	1,668	83,984
Itron, Inc.†	3,375	283,331
Mesa Laboratories, Inc.	385	96,019
Stoneridge, Inc.†	15,700	460,324
		1,104,813
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	1,350	193,860
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	3,491	150,008
Energy-Alternate Sources — 0.4%
FutureFuel Corp.	15,174	188,006
Green Plains, Inc.	3,239	49,978
Renewable Energy Group, Inc.†	8,034	216,516
REX American Resources Corp.†	4,937	404,636
		859,136
Engineering/R&D Services — 0.2%
Exponent, Inc.	4,967	342,773
KBR, Inc.	3,800	115,900
VSE Corp.	1,000	38,040
		496,713
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,072	27,120
Enterprise Software/Service — 1.4%
ACI Worldwide, Inc.†	24,100	913,028
Donnelley Financial Solutions, Inc.†	8,592	89,958
Evolent Health, Inc., Class A†	31,700	286,885
LivePerson, Inc.†	5,900	218,300
LiveRamp Holdings, Inc.†	12,748	612,796
Manhattan Associates, Inc.†	2,000	159,500
ManTech International Corp., Class A	2,579	206,011
MicroStrategy, Inc., Class A†	1,589	226,639
Omnicell, Inc.†	4,019	328,433
Progress Software Corp.	4,292	178,333
SPS Commerce, Inc.†	3,339	185,047
		3,404,930
Entertainment Software — 0.0%
Glu Mobile, Inc.†	11,038	66,780
Filtration/Separation Products — 0.5%
ESCO Technologies, Inc.	12,937	1,196,672
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	450	199,049
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	2,649	93,669
Enova International, Inc.†	3,237	77,882
EZCORP, Inc., Class A†	5,038	34,359
Nelnet, Inc., Class A	650	37,856
PRA Group, Inc.†	4,352	157,978
World Acceptance Corp.†	531	45,878
		447,622
Finance-Investment Banker/Broker — 0.6%
Cowen, Inc., Class A†	3,400	53,550
Greenhill & Co., Inc.	1,426	24,356
Houlihan Lokey, Inc.	20,793	1,016,154
INTL. FCStone, Inc.†	1,561	76,224
Moelis & Co., Class A	1,900	60,648
Piper Jaffray Cos.	1,376	109,997
		1,340,929
Finance-Other Services — 0.1%
Deluxe Corp.	5,000	249,600
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	2,900	26,970
MGIC Investment Corp.	19,300	273,481
NMI Holdings, Inc., Class A†	9,015	299,118
Radian Group, Inc.	4,900	123,284
		722,853
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,592	74,872
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,656	67,548
Food-Misc./Diversified — 0.4%
B&G Foods, Inc.	6,138	110,054
Cal-Maine Foods, Inc.	2,903	124,103
Hain Celestial Group, Inc.†	11,981	310,967
J&J Snack Foods Corp.	1,431	263,691
John B. Sanfilippo & Son, Inc.	843	76,949
		885,764
Food-Wholesale/Distribution — 0.6%
Calavo Growers, Inc.	1,568	142,045
Chefs’ Warehouse, Inc.†	2,442	93,065
Fresh Del Monte Produce, Inc.	2,903	101,547
Grocery Outlet Holding Corp.†	2,000	64,900
Performance Food Group Co.†	20,527	1,056,730
SpartanNash Co.	3,484	49,612
United Natural Foods, Inc.†	5,110	44,763
		1,552,662
Footwear & Related Apparel — 0.8%
Crocs, Inc.†	10,175	426,231
Steven Madden, Ltd.	28,405	1,221,699
Wolverine World Wide, Inc.	7,751	261,519
		1,909,449
Gambling (Non-Hotel) — 0.5%
Monarch Casino & Resort, Inc.†	1,144	55,541
Red Rock Resorts, Inc., Class A	43,705	1,046,735
		1,102,276
Gas-Distribution — 0.6%
Chesapeake Utilities Corp.	4,250	407,278
New Jersey Resources Corp.	1,700	75,769
Northwest Natural Holding Co.	4,117	303,546
ONE Gas, Inc.	1,700	159,069
South Jersey Industries, Inc.	8,855	292,038
Southwest Gas Holdings, Inc.	2,400	182,328
		1,420,028
Gold Mining — 0.1%
Pretium Resources, Inc.†	25,398	282,680
Golf — 0.1%
Callaway Golf Co.	9,019	191,203

5

Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,439	141,242
Health Care Cost Containment — 0.0%
CorVel Corp.†	858	74,955
Home Furnishings — 0.3%
Ethan Allen Interiors, Inc.	2,344	44,677
Sleep Number Corp.†	12,925	636,427
		681,104
Hotels/Motels — 0.5%
Extended Stay America, Inc.	63,065	937,146
Marcus Corp.	2,203	69,989
Red Lion Hotels Corp.†	8,500	31,705
St. Joe Co.†	3,018	59,847
		1,098,687
Housewares — 0.0%
Tupperware Brands Corp.	4,687	40,214
Human Resources — 1.7%
AMN Healthcare Services, Inc.†	4,477	278,962
ASGN, Inc.†	24,618	1,747,139
Barrett Business Services, Inc.	7,896	714,272
Cross Country Healthcare, Inc.†	22,634	263,007
Heidrick & Struggles International, Inc.	2,937	95,453
Kforce, Inc.	6,600	262,020
Korn Ferry	9,852	417,725
Resources Connection, Inc.	2,885	47,112
TrueBlue, Inc.†	11,334	272,696
		4,098,386
Identification Systems — 0.1%
Brady Corp., Class A	4,770	273,130
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	4,500	86,040
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,156	71,730
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,645	263,865
Insurance Brokers — 0.4%
Brown & Brown, Inc.	22,044	870,297
eHealth, Inc.†	1,948	187,164
		1,057,461
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	9,526	285,113
CNO Financial Group, Inc.	8,200	148,666
FGL Holdings	12,534	133,487
Primerica, Inc.	2,950	385,152
		952,418
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,951	172,501
Kemper Corp.	900	69,750
		242,251
Insurance-Property/Casualty — 1.4%
Ambac Financial Group, Inc.†	4,366	94,175
AMERISAFE, Inc.	11,530	761,326
Employers Holdings, Inc.	3,049	127,296
First American Financial Corp.	1,600	93,312
HCI Group, Inc.	615	28,075
James River Group Holdings, Ltd.	15,721	647,862
Kinsale Capital Group, Inc.	4,675	475,260
Palomar Holdings, Inc.†	11,956	603,658
ProAssurance Corp.	5,155	186,302
Safety Insurance Group, Inc.	1,401	129,635
Stewart Information Services Corp.	2,272	92,675
United Fire Group, Inc.	2,039	89,165
United Insurance Holdings Corp.	1,989	25,081
Universal Insurance Holdings, Inc.	2,928	81,955
		3,435,777
Insurance-Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	18,228	1,083,472
Essent Group, Ltd.	5,100	265,149
Global Indemnity, Ltd.	1,000	29,630
Reinsurance Group of America, Inc.	5,463	890,797
Third Point Reinsurance, Ltd.†	10,476	110,208
		2,379,256
Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	10,895	717,000
Internet Content-Information/News — 0.3%
HealthStream, Inc.†	13,452	365,894
TechTarget, Inc.†	2,200	57,420
Yelp, Inc.†	9,300	323,919
		747,233
Internet Security — 0.1%
Proofpoint, Inc.†	1,775	203,735
Internet Telephone — 0.1%
8x8, Inc.†	9,606	175,790
Investment Companies — 0.5%
Compass Diversified Holdings	27,193	676,018
Golub Capital BDC, Inc.	32,399	597,924
		1,273,942
Investment Management/Advisor Services — 0.3%
Blucora, Inc.†	4,691	122,623
Boston Private Financial Holdings, Inc.	7,978	95,975
Brightsphere Investment Group, Inc.	3,000	30,660
Stifel Financial Corp.	4,550	275,958
Virtus Investment Partners, Inc.	620	75,466
Waddell & Reed Financial, Inc., Class A	6,740	112,693
WisdomTree Investments, Inc.	11,306	54,721
		768,096
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,467	296,305
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	9,461	397,362
Machinery-Electrical — 0.2%
Bloom Energy Corp. Class A†	500	3,735
Franklin Electric Co., Inc.	3,688	211,396
SPX Corp.†	4,231	215,273
		430,404

6

Machinery-Farming — 0.1%
Alamo Group, Inc.	929	116,636
Lindsay Corp.	1,036	99,446
		216,082
Machinery-General Industrial — 0.8%
Albany International Corp., Class A	2,942	223,357
Applied Industrial Technologies, Inc.	3,705	247,087
Chart Industries, Inc.†	3,431	231,558
DXP Enterprises, Inc.†	7,135	284,044
IDEX Corp.	3,834	659,448
Kadant, Inc.	2,200	231,748
Tennant Co.	1,751	136,438
		2,013,680
Machinery-Pumps — 0.3%
CSW Industrials, Inc.	5,500	423,500
SPX FLOW, Inc.†	4,080	199,390
		622,890
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	7,562	155,097
Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	90,600	889,239
Computer Programs & Systems, Inc.	1,197	31,601
NextGen Healthcare, Inc.†	4,641	74,581
Tabula Rasa HealthCare, Inc.†	1,884	91,713
		1,087,134
Medical Instruments — 0.7%
AngioDynamics, Inc.†	17,906	286,675
Bio-Techne Corp.	4,132	907,015
Natus Medical, Inc.†	3,267	107,779
NuVasive, Inc.†	6,500	502,710
		1,804,179
Medical Labs & Testing Services — 1.3%
Catalent, Inc.†	18,253	1,027,644
Medpace Holdings, Inc.†	7,224	607,249
Personalis, Inc.†	3,400	37,060
Syneos Health, Inc.†	15,402	916,034
Teladoc Health, Inc.†	6,805	569,715
		3,157,702
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,364	48,845
Medical Products — 1.3%
Cardiovascular Systems, Inc.†	3,374	163,943
CryoLife, Inc.†	3,594	97,361
Hanger, Inc.†	3,579	98,816
Inogen, Inc.†	1,750	119,577
Integer Holdings Corp.†	14,857	1,194,949
Invacare Corp.	3,227	29,108
LeMaitre Vascular, Inc.	1,571	56,477
Luminex Corp.	4,016	93,011
Nevro Corp.†	3,500	411,390
Orthofix Medical, Inc.†	4,176	192,848
Sientra, Inc.†	53,813	481,088
Surmodics, Inc.†	1,299	53,818
Tactile Systems Technology, Inc.†	1,824	123,138
		3,115,524
Medical-Biomedical/Gene — 2.6%
10X Genomics, Inc., Class A†	1,300	99,125
ACADIA Pharmaceuticals, Inc.†	9,400	402,132
Acorda Therapeutics, Inc.†	4,603	9,390
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
AMAG Pharmaceuticals, Inc.†	4,351	52,952
Amicus Therapeutics, Inc.†	17,200	167,528
ANI Pharmaceuticals, Inc.†	891	54,948
Arena Pharmaceuticals, Inc.†	5,230	237,546
Atara Biotherapeutics, Inc.†	5,800	95,526
Biohaven Pharmaceutical Holding Co., Ltd.†	6,400	348,416
Bluebird Bio, Inc.†	900	78,975
Bridgebio Pharma, Inc.†	4,300	150,715
CytomX Therapeutics, Inc.†	5,800	48,198
Eiger BioPharmaceuticals, Inc.†	14,800	220,520
Emergent BioSolutions, Inc.†	4,206	226,914
Evolus, Inc.†	29,938	364,345
Forty Seven, Inc.†	10,900	429,133
Homology Medicines, Inc.†	3,600	74,520
Innoviva, Inc.†	6,406	90,709
Intercept Pharmaceuticals, Inc.†	3,350	415,132
Livongo Health, Inc.†	3,100	77,686
Medicines Co.†	7,125	605,197
Menlo Therapeutics, Inc.†	4,700	21,808
Mersana Therapeutics, Inc.†	35,887	205,632
Myriad Genetics, Inc.†	10,130	275,840
NeoGenomics, Inc.†	10,007	292,705
Puma Biotechnology, Inc.†	4,000	35,000
REGENXBIO, Inc.†	9,279	380,161
resTORbio, Inc.†	3,400	5,066
Sangamo Therapeutics, Inc.†	3,400	28,458
Solid Biosciences, Inc.†	5,500	24,475
Synlogic, Inc.†	11,100	28,638
TCR2 Therapeutics, Inc.†	4,400	62,832
Viela Bio, Inc.†	5,500	149,325
Xencor, Inc.†	11,330	389,639
Y-mAbs Therapeutics, Inc.†	600	18,750
		6,178,144
Medical-Drugs — 2.8%
Aerie Pharmaceuticals, Inc.†	12,268	296,518
Aimmune Therapeutics, Inc.†	5,600	187,432
Akorn, Inc.†	9,068	13,602
Alector, Inc.†	2,200	37,906
Amphastar Pharmaceuticals, Inc.†	3,284	63,348
Athenex, Inc.†	13,700	209,199
Clovis Oncology, Inc.†	16,600	173,055
Corcept Therapeutics, Inc.†	9,858	119,282
Cytokinetics, Inc.†	5,663	60,084
Eagle Pharmaceuticals, Inc.†	2,370	142,390
Enanta Pharmaceuticals, Inc.†	1,531	94,585
Global Blood Therapeutics, Inc.†	5,700	453,093
Gritstone Oncology, Inc.†	2,600	23,322
Horizon Therapeutics PLC†	14,100	510,420
Intra-Cellular Therapies, Inc.†	13,045	447,574
Lannett Co., Inc.†	24,109	212,641

7

MyoKardia, Inc.†	6,000	437,310
Pacira BioSciences, Inc.†	14,447	654,449
Paratek Pharmaceuticals, Inc.†	76,200	307,086
Prestige Consumer Healthcare, Inc.†	9,000	364,500
Principia Biopharma, Inc.†	6,300	345,114
Progenics Pharmaceuticals, Inc.†	8,283	42,161
Protagonist Therapeutics, Inc.†	13,600	95,880
Reata Pharmaceuticals, Inc., Class A†	2,568	524,976
Seres Therapeutics, Inc.†	28,500	98,325
Spectrum Pharmaceuticals, Inc.†	10,828	39,414
Supernus Pharmaceuticals, Inc.†	5,028	119,264
Sutro Biopharma, Inc.†	2,000	22,000
TG Therapeutics, Inc.†	12,100	134,310
UroGen Pharma, Ltd.†	7,400	246,938
Vanda Pharmaceuticals, Inc.†	13,812	226,655
Voyager Therapeutics, Inc.†	9,300	129,735
		6,832,568
Medical-Generic Drugs — 0.2%
Arvinas, Inc.†	200	8,218
Endo International PLC†	61,544	288,641
Momenta Pharmaceuticals, Inc.†	10,881	214,682
		511,541
Medical-HMO — 0.4%
Magellan Health, Inc.†	11,187	875,383
Tivity Health, Inc.†	4,140	84,228
		959,611
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	25,894	75,093
Select Medical Holdings Corp.†	10,299	240,379
Surgery Partners, Inc.†	6,700	104,888
Tenet Healthcare Corp.†	3,700	140,711
		561,071
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	4,807	218,094
Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,297	126,094
Amedisys, Inc.†	600	100,152
LHC Group, Inc.†	2,839	391,101
Pennant Group, Inc.†	2,509	82,973
Providence Service Corp.†	1,100	65,098
		765,418
Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	15,834	63,336
Owens & Minor, Inc.	34,624	179,006
		242,342
Metal Processors & Fabrication — 0.2%
AZZ, Inc.	2,506	115,151
CIRCOR International, Inc.†	1,908	88,226
LB Foster Co., Class A†	1,100	21,318
Mueller Industries, Inc.	5,458	173,291
Tredegar Corp.	2,365	52,858
		450,844
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	875	15,680
Worthington Industries, Inc.	11,800	497,724
		513,404
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,771	35,854
Kaiser Aluminum Corp.	2,122	235,309
		271,163
Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	25,885	217,434
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	7,103	236,601
John Bean Technologies Corp.	3,035	341,923
		578,524
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,999	81,180
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,223	82,053
Networking Products — 0.4%
Extreme Networks, Inc.†	120,913	891,129
NeoPhotonics Corp.†	12,300	108,486
NETGEAR, Inc.†	2,889	70,809
		1,070,424
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	16,374	65,987
Office Furnishings-Original — 0.1%
HNI Corp.	4,900	183,554
Interface, Inc.	5,599	92,887
		276,441
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	54,100	506,376
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†	6,203	44,600
Nabors Industries, Ltd.	32,392	93,289
Noble Corp. PLC†	23,884	29,138
Valaris PLC†	18,965	124,410
		291,437
Oil Companies-Exploration & Production — 0.8%
Bonanza Creek Energy, Inc.†	1,780	41,545
Callon Petroleum Co.†	37,423	180,753
Denbury Resources, Inc.†	47,222	66,583
Gulfport Energy Corp.†	56,329	171,240
HighPoint Resources Corp.†	10,444	17,650
Jagged Peak Energy, Inc.†	5,727	48,622
Laredo Petroleum, Inc.†	17,273	49,574
Oasis Petroleum, Inc.†	27,716	90,354
PDC Energy, Inc.†	5,644	147,704
Penn Virginia Corp.†	1,290	39,152
QEP Resources, Inc.	22,791	102,560
Range Resources Corp.	20,001	97,005
Ring Energy, Inc.†	5,719	15,098
SM Energy Co.	10,167	114,277
Southwestern Energy Co.†	51,879	125,547
SRC Energy, Inc.†	23,344	96,177
Talos Energy, Inc.†	1,922	57,948
W&T Offshore, Inc.†	61,400	341,384

8

Whiting Petroleum Corp.†	8,750	64,225
		1,867,398
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,468	162,684
Exterran Corp.†	2,697	21,117
US Silica Holdings, Inc.	7,051	43,364
		227,165
Oil Refining & Marketing — 0.4%
CVR Energy, Inc.	900	36,387
Delek US Holdings, Inc.	15,400	516,362
Murphy USA, Inc.†	3,100	362,700
Par Pacific Holdings, Inc.†	3,532	82,084
		997,533
Oil-Field Services — 1.2%
Archrock, Inc.	12,230	122,789
DMC Global, Inc.	1,404	63,096
Era Group, Inc.†	1,898	19,303
FTS International, Inc.†	953	991
Helix Energy Solutions Group, Inc.†	13,549	130,477
KLX Energy Services Holdings, Inc.†	2,013	12,964
Matrix Service Co.†	20,603	471,397
McDermott International, Inc.†	17,426	11,790
MRC Global, Inc.†	17,000	231,880
Newpark Resources, Inc.†	8,598	53,909
NOW, Inc.†	53,000	595,720
Oceaneering International, Inc.†	9,482	141,376
Oil States International, Inc.†	5,799	94,582
ProPetro Holding Corp.†	28,785	323,831
RPC, Inc.	4,934	25,854
Solaris Oilfield Infrastructure, Inc., Class A	32,587	456,218
TETRA Technologies, Inc.†	12,032	23,583
		2,779,760
Paper & Related Products — 0.3%
Clearwater Paper Corp.†	1,583	33,813
Domtar Corp.	1,900	72,656
Mercer International, Inc.	3,837	47,195
Neenah, Inc.	1,612	113,533
P.H. Glatfelter Co.	4,233	77,464
Schweitzer-Mauduit International, Inc.	2,961	124,332
Verso Corp., Class A†	15,800	284,874
		753,867
Pastoral & Agricultural — 1.0%
Darling Ingredients, Inc.†	88,690	2,490,415
Patient Monitoring Equipment — 0.2%
Masimo Corp.†	3,546	560,481
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,224	139,964
Pipelines — 0.1%
New Fortress Energy LLC†	10,020	157,013
Poultry — 0.1%
Sanderson Farms, Inc.	1,900	334,818
Power Converter/Supply Equipment — 0.9%
Generac Holdings, Inc.†	18,955	1,906,683
Powell Industries, Inc.	5,044	247,106
Vicor Corp.†	1,757	82,087
		2,235,876
Printing-Commercial — 0.2%
Ennis, Inc.	14,100	305,265
Quad/Graphics, Inc.	19,200	89,664
RR Donnelley & Sons Co.	6,795	26,840
		421,769
Private Equity — 0.3%
Kennedy-Wilson Holdings, Inc.	33,832	754,454
Publishing-Books — 0.3%
Gannett Co, Inc.	17,677	112,779
Houghton Mifflin Harcourt Co.†	2,800	17,500
John Wiley & Sons, Inc., Class A	11,841	574,525
Scholastic Corp.	2,946	113,274
		818,078
Quarrying — 0.0%
Compass Minerals International, Inc.	1,688	102,900
Real Estate Investment Trusts — 6.5%
Acadia Realty Trust	8,333	216,075
Agree Realty Corp.	4,565	320,326
Alexander & Baldwin, Inc.	2,056	43,094
American Assets Trust, Inc.	17,597	807,702
Americold Realty Trust	10,100	354,106
Apollo Commercial Real Estate Finance, Inc.	13,685	250,299
Armada Hoffler Properties, Inc.	5,312	97,475
ARMOUR Residential REIT, Inc.	5,644	100,858
Ashford Hospitality Trust, Inc.	18,300	51,057
Blackstone Mtg. Trust, Inc., Class A	12,100	450,362
Capstead Mtg. Corp.	9,067	71,811
CareTrust REIT, Inc.	9,158	188,929
CBL & Associates Properties, Inc.	16,629	17,460
Cedar Realty Trust, Inc.	8,237	24,299
Chatham Lodging Trust	4,497	82,475
Cherry Hill Mtg. Investment Corp.	1,113	16,239
Columbia Property Trust, Inc.	36,900	771,579
Community Healthcare Trust, Inc.	1,818	77,919
CoreSite Realty Corp.	5,300	594,236
CubeSmart	3,200	100,736
DiamondRock Hospitality Co.	50,187	556,072
Douglas Emmett, Inc.	16,581	727,906
Easterly Government Properties, Inc.	10,308	244,609
EastGroup Properties, Inc.	1,700	225,539
Equity LifeStyle Properties, Inc.	11,221	789,846
Essential Properties Realty Trust, Inc.	7,766	192,674
First Industrial Realty Trust, Inc.	8,500	352,835
Four Corners Property Trust, Inc.	8,005	225,661
Franklin Street Properties Corp.	10,277	87,971
Front Yard Residential Corp.	1,900	23,446
GEO Group, Inc.	18,500	307,285
Getty Realty Corp.	6,877	226,047
Gladstone Commercial Corp.	4,900	107,114
Global Net Lease, Inc.	8,574	173,881
Granite Point Mtg. Trust, Inc.	5,257	96,624
Hersha Hospitality Trust	7,342	106,826
Highwoods Properties, Inc.	1,800	88,038

9

Independence Realty Trust, Inc.	8,712	122,665
Industrial Logistics Properties Trust	6,247	140,058
Innovative Industrial Properties, Inc.	1,136	86,188
Invesco Mtg. Capital, Inc.	20,886	347,752
iStar, Inc.	5,660	82,127
Kite Realty Group Trust	8,049	157,197
KKR Real Estate Finance Trust, Inc.	2,314	47,252
Ladder Capital Corp.	3,800	68,552
Lexington Realty Trust	40,357	428,591
LTC Properties, Inc.	3,810	170,574
Mack-Cali Realty Corp.	4,300	99,459
National Retail Properties, Inc.	600	32,172
National Storage Affiliates Trust	5,686	191,163
New York Mtg. Trust, Inc.	27,926	173,979
Office Properties Income Trust	4,620	148,487
Pebblebrook Hotel Trust	12,500	335,125
Pennsylvania Real Estate Investment Trust	5,726	30,520
PennyMac Mtg. Investment Trust	9,602	214,029
Physicians Realty Trust	7,100	134,474
Piedmont Office Realty Trust, Inc., Class A	12,100	269,104
PS Business Parks, Inc.	400	65,948
Ready Capital Corp.	3,379	52,104
Redwood Trust, Inc.	10,800	178,632
Retail Opportunity Investments Corp.	11,117	196,326
RLJ Lodging Trust	2,700	47,844
RPT Realty	7,703	115,853
Saul Centers, Inc.	3,429	180,983
Summit Hotel Properties, Inc.	10,079	124,375
Sunstone Hotel Investors, Inc.	24,800	345,216
Taubman Centers, Inc.	900	27,981
Terreno Realty Corp.	15,664	848,049
Two Harbors Investment Corp.	10,518	153,773
UMH Properties, Inc.	1,600	25,168
Uniti Group, Inc.	18,524	152,082
Universal Health Realty Income Trust	1,213	142,358
Urstadt Biddle Properties, Inc., Class A	2,865	71,167
Washington Prime Group, Inc.	17,884	65,098
Washington Real Estate Investment Trust	7,724	225,386
Whitestone REIT	3,894	53,036
Xenia Hotels & Resorts, Inc.	12,796	276,521
		15,796,779
Real Estate Management/Services — 0.1%
Marcus & Millichap, Inc.†	2,250	83,813
RE/MAX Holdings, Inc., Class A	1,709	65,779
Realogy Holdings Corp.	10,959	106,083
Safehold, Inc.	1,191	47,997
		303,672
Recreational Vehicles — 0.5%
Brunswick Corp.	19,147	1,148,437
Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.	4,723	136,211
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	37,175	642,756
Boot Barn Holdings, Inc.†	2,738	121,923
Buckle, Inc.	2,736	73,981
Caleres, Inc.	32,559	773,276
Cato Corp., Class A	2,083	36,244
Chico’s FAS, Inc.	11,369	43,316
Children’s Place, Inc.	1,492	93,280
Designer Brands, Inc., Class A	5,288	83,233
Express, Inc.†	6,447	31,397
Genesco, Inc.†	1,366	65,459
Guess?, Inc.	4,089	91,512
Shoe Carnival, Inc.	857	31,949
Tailored Brands, Inc.	14,954	61,910
Vera Bradley, Inc.†	2,248	26,526
		2,176,762
Retail-Appliances — 0.0%
Conn’s, Inc.†	4,028	49,907
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	7,315	59,178
Retail-Automobile — 0.5%
Asbury Automotive Group, Inc.†	5,975	667,945
Group 1 Automotive, Inc.	1,677	167,700
Lithia Motors, Inc., Class A	2,170	318,990
Sonic Automotive, Inc., Class A	2,325	72,075
		1,226,710
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	37,603	160,565
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	5,800	166,402
Foundation Building Materials, Inc.†	1,689	32,682
GMS, Inc.†	4,042	109,458
		308,542
Retail-Discount — 0.0%
Big Lots, Inc.	3,739	107,384
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,752	26,887
Retail-Hair Salons — 0.0%
Regis Corp.†	2,317	41,405
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	1,780	35,885
La-Z-Boy, Inc.	4,445	139,928
		175,813
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,573	34,197
Signet Jewelers, Ltd.	5,017	109,070
		143,267
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,056	34,315
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	28,829	32,288
Retail-Misc./Diversified — 0.5%
Five Below, Inc.†	625	79,913
GameStop Corp., Class A	6,318	38,413
Hudson, Ltd., Class A†	61,988	950,896
PriceSmart, Inc.	2,137	151,770

10

Sally Beauty Holdings, Inc.†	1,500	27,375
		1,248,367
Retail-Office Supplies — 0.1%
Office Depot, Inc.	120,876	331,200
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	1,400	112,882
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,934	45,488
Retail-Restaurants — 1.3%
BJ’s Restaurants, Inc.	1,837	69,732
Bloomin’ Brands, Inc.	33,425	737,690
Brinker International, Inc.	17,700	743,400
Cheesecake Factory, Inc.	17,922	696,449
Chuy’s Holdings, Inc.†	1,592	41,265
Dave & Buster’s Entertainment, Inc.	2,955	118,702
Dine Brands Global, Inc.	1,609	134,384
El Pollo Loco Holdings, Inc.†	1,872	28,342
Fiesta Restaurant Group, Inc.†	2,054	20,314
Red Robin Gourmet Burgers, Inc.†	1,240	40,945
Ruth’s Hospitality Group, Inc.	2,601	56,611
Shake Shack, Inc., Class A†	2,976	177,280
Wingstop, Inc.	2,823	243,427
		3,108,541
Retail-Sporting Goods — 0.3%
Hibbett Sports, Inc.†	12,690	355,828
Zumiez, Inc.†	13,254	457,793
		813,621
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,810	138,288
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	8,504	141,847
Proto Labs, Inc.†	2,565	260,476
Raven Industries, Inc.	3,427	118,094
Trinseo SA	10,605	394,612
		915,029
Satellite Telecom — 0.1%
Iridium Communications, Inc.†	9,298	229,103
Savings & Loans/Thrifts — 1.7%
Axos Financial, Inc.†	5,110	154,731
Banc of California, Inc.	4,300	73,874
BankFinancial Corp.	3,900	51,012
Berkshire Hills Bancorp, Inc.	4,116	135,334
Brookline Bancorp, Inc.	17,945	295,375
Capitol Federal Financial, Inc.	900	12,357
Dime Community Bancshares, Inc.	2,955	61,730
First Defiance Financial Corp.	1,800	56,682
Flushing Financial Corp.	3,400	73,457
Investors Bancorp, Inc.	11,300	134,640
Meridian Bancorp, Inc.	24,800	498,232
Northfield Bancorp, Inc.	28,247	479,069
Northwest Bancshares, Inc.	9,610	159,814
OceanFirst Financial Corp.	29,040	741,682
Pacific Premier Bancorp, Inc.	5,690	185,522
People’s United Financial, Inc.	5,606	94,741
Provident Financial Services, Inc.	5,755	141,861
Washington Federal, Inc.	21,300	780,645
		4,130,758
Schools — 0.6%
American Public Education, Inc.†	1,476	40,428
Graham Holdings Co., Class B	671	428,762
K12, Inc.†	24,100	490,435
Perdoceo Education Corp.†	6,745	124,041
Strategic Education, Inc.	2,105	334,484
		1,418,150
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,306	21,902
Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	8,800	725,208
MaxLinear, Inc.†	6,242	132,455
Power Integrations, Inc.	2,820	278,926
		1,136,589
Semiconductor Equipment — 1.0%
Axcelis Technologies, Inc.†	3,107	74,863
Brooks Automation, Inc.	6,929	290,741
Cohu, Inc.	3,955	90,372
Entegris, Inc.	22,427	1,123,369
FormFactor, Inc.†	7,255	188,412
Kulicke & Soffa Industries, Inc.	6,077	165,294
Onto Innovation, Inc.†	4,702	171,811
Ultra Clean Holdings, Inc.†	3,815	89,538
Veeco Instruments, Inc.†	19,787	290,572
		2,484,972
Steel Pipe & Tube — 0.5%
TimkenSteel Corp.†	3,823	30,049
Valmont Industries, Inc.	7,284	1,090,997
		1,121,046
Steel-Producers — 0.0%
AK Steel Holding Corp.†	30,329	99,782
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,229	160,321
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	15,740	671,941
Harmonic, Inc.†	8,659	67,540
Viavi Solutions, Inc.†	22,024	330,360
		1,069,841
Telecom Services — 0.2%
ATN International, Inc.	1,043	57,772
Consolidated Communications Holdings, Inc.	68,418	265,462
Spok Holdings, Inc.	1,681	20,558
Vonage Holdings Corp.†	21,859	161,975
		505,767
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	4,584	45,336
Plantronics, Inc.	23,353	638,471
		683,807
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	4,832	50,591

11

Shenandoah Telecommunications Co.	4,492	186,912
		237,503
Television — 0.2%
Nexstar Media Group, Inc., Class A	2,650	310,713
Sinclair Broadcast Group, Inc., Class A	8,700	290,058
		600,771
Textile-Apparel — 0.0%
Unifi, Inc.†	1,400	35,364
Theaters — 0.2%
Cineplex, Inc.	21,686	565,301
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,368	70,931
Flexion Therapeutics, Inc.†	24,211	501,167
La Jolla Pharmaceutical Co.†	5,500	21,615
Sarepta Therapeutics, Inc.†	1,550	200,012
		793,725
Tobacco — 0.1%
Universal Corp.	2,377	135,631
Vector Group, Ltd.	11,048	147,933
		283,564
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,256	30,548
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	49,800	236,550
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	2,480	68,374
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,124	101,311
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	276	4,273
SEACOR Holdings, Inc.†	5,883	253,851
		258,124
Transport-Services — 0.3%
Echo Global Logistics, Inc.†	11,216	232,171
Forward Air Corp.	2,700	188,865
Hub Group, Inc., Class A†	3,199	164,077
Matson, Inc.	4,108	167,606
		752,719
Transport-Truck — 0.4%
ArcBest Corp.	15,745	434,562
Heartland Express, Inc.	4,481	94,325
Marten Transport, Ltd.	3,721	79,964
Saia, Inc.†	2,486	231,497
Schneider National, Inc., Class B	2,400	52,368
		892,716
Veterinary Diagnostics — 0.2%
Heska Corp.†	675	64,760
Neogen Corp.†	5,024	327,866
		392,626
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,700	81,039
USANA Health Sciences, Inc.†	2,203	173,046
		254,085
Water — 0.7%
American States Water Co.	11,031	955,726
California Water Service Group	4,614	237,898
SJW Group	6,288	446,825
		1,640,449
Web Hosting/Design — 0.1%
NIC, Inc.	10,318	230,607
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,009	115,317
Insteel Industries, Inc.	1,754	37,693
		153,010
Wireless Equipment — 0.1%
CalAmp Corp.†	3,270	31,327
InterDigital, Inc.	4,100	223,409
		254,736
X-Ray Equipment — 0.3%
Varex Imaging Corp.†	20,578	613,430
Total Common Stocks
(cost $197,169,790)		230,942,080
EXCHANGE-TRADED FUNDS — 1.3%
iShares Core S&P Small-Cap ETF
(cost $3,145,245)	39,231	3,289,519
Total Long-Term Investment Securities (cost $200,315,035)		234,231,599

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73%(2)	3,572,176	3,572,533
U.S. Government Treasuries — 0.0%
United States Treasury Bills
1.57% due 06/25/2020(3)	100,000	99,253
Total Short-Term Investment Securities
(cost $3,671,414)		3,671,786
REPURCHASE AGREEMENTS — 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $906,013 and collateralized by $925,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $926,156

(cost $906,000)	$906,000	906,000

12

TOTAL INVESTMENTS
(cost $204,892,449)	98.9%	238,809,385
Other assets less liabilities	1.1	2,593,767
NET ASSETS	100.0%	$241,403,152

†                                         Non-income producing security

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 The rate shown is the 7-day yield as of December 31, 2019.

(3)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR                     —  American Depositary Receipt

CVR                     —  Contingent Value Rights

ETF                         —  Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
39	Long	E-Mini Russell 2000 Index	March 2020	$3,218,946	$3,257,670	$38,724

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of  December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$73,580	$—	$1,086	$74,666
Medical-Biomedical/Gene	6,167,936	—	10,208	6,178,144
Other Industries	224,689,270	—	—	224,689,270
Exchange-Traded Funds	3,289,519	—	—	3,289,519
Short-Term Investment Securities:
Registered Investment Companies	3,572,533	—	—	3,572,533
U.S. Government Treasuries	—	99,253	—	99,253
Repurchase Agreements	—	906,000	—	906,000
Total Investments at Value	$237,792,838	$1,005,253	$11,294	$238,809,385

Other Financial Instruments:†
Futures Contracts	$38,724	$—	$—	$38,724

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Australia — 3.7%
AGL Energy, Ltd.	5,164	$74,397
Alumina, Ltd.	19,276	31,112
AMP, Ltd.†	26,401	35,479
APA Group	9,291	72,372
Aristocrat Leisure, Ltd.	4,525	106,916
ASX, Ltd.	1,524	83,857
Aurizon Holdings, Ltd.	15,671	57,515
AusNet Services	14,528	17,332
Australia & New Zealand Banking Group, Ltd.	60,307	1,042,352
Bendigo & Adelaide Bank, Ltd.	3,871	26,567
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	32,220	879,996
BlueScope Steel, Ltd.	4,048	42,781
Boral, Ltd.	9,232	29,024
Brambles, Ltd.	12,460	102,477
Caltex Australia, Ltd.	1,966	46,839
Challenger, Ltd.	98,469	559,024
CIMIC Group, Ltd.	766	17,814
Coca-Cola Amatil, Ltd.	3,991	30,976
Cochlear, Ltd.	455	71,755
Coles Group, Ltd.	8,928	92,976
Commonwealth Bank of Australia	13,940	781,613
Computershare, Ltd.	3,848	45,312
Crown Resorts, Ltd.	2,933	24,719
CSL, Ltd.	10,132	1,960,690
Dexus	8,637	70,914
Flight Centre Travel Group, Ltd.	438	13,543
Fortescue Metals Group, Ltd.	10,910	81,844
Goodman Group	12,958	121,577
GPT Group	15,339	60,279
Harvey Norman Holdings, Ltd.	4,426	12,641
Incitec Pivot, Ltd.	12,645	28,218
Independence Group NL	129,574	567,394
Insurance Australia Group, Ltd.	18,198	97,822
LendLease Group	4,442	54,862
Macquarie Group, Ltd.	11,977	1,158,610
Magellan Financial Group, Ltd.†	1,004	40,125
Medibank Private, Ltd.	21,686	48,089
Mirvac Group	30,978	69,129
National Australia Bank, Ltd.	22,702	392,384
Newcrest Mining, Ltd.	6,051	128,450
Orica, Ltd.	2,997	46,227
Origin Energy, Ltd.	13,869	82,240
Qantas Airways, Ltd.	5,752	28,699
QBE Insurance Group, Ltd.	10,352	93,567
Ramsay Health Care, Ltd.	1,273	64,793
REA Group, Ltd.	415	30,171
Rio Tinto, Ltd.	7,853	553,289
Santos, Ltd.	13,942	80,031
Scentre Group	202,452	544,131
SEEK, Ltd.	2,633	41,666
Sonic Healthcare, Ltd.	3,547	71,562
South32, Ltd.	261,678	495,808
Stockland	18,776	60,873
Suncorp Group, Ltd.	9,929	90,301
Sydney Airport	8,715	52,962
Tabcorp Holdings, Ltd.	15,901	50,548
Telstra Corp., Ltd.	105,170	261,263
TPG Telecom, Ltd.	2,922	13,759
Transurban Group	21,350	223,387
Treasury Wine Estates, Ltd.	5,668	64,595
Vicinity Centres	25,246	44,114
Washington H. Soul Pattinson & Co., Ltd.	943	14,228
Wesfarmers, Ltd.	8,928	259,380
Westpac Banking Corp.	27,482	467,287
WiseTech Global, Ltd.	1,128	18,499
Woodside Petroleum, Ltd.	7,372	177,858
Woolworths Group, Ltd.	9,912	251,520
Worley, Ltd.	60,758	652,771
		14,015,305
Austria — 0.5%
ANDRITZ AG	573	24,669
Erste Group Bank AG	49,615	1,866,121
OMV AG	1,160	65,166
Raiffeisen Bank International AG	1,166	29,249
Verbund AG	536	26,915
voestalpine AG	914	25,469
		2,037,589
Belgium — 0.9%
Ageas	1,406	83,082
Anheuser-Busch InBev SA NV	6,000	489,353
Colruyt SA	435	22,679
Galapagos NV†	341	71,336
Groupe Bruxelles Lambert SA	635	66,926
KBC Group NV	1,966	147,885
Proximus SADP	1,198	34,294
Solvay SA	584	67,669
Telenet Group Holding NV	365	16,401
UCB SA	996	79,210
Umicore SA	45,645	2,220,032
		3,298,867
Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	5,000	35,580
Dairy Farm International Holdings, Ltd.	2,674	15,268
Hongkong Land Holdings, Ltd.	9,200	52,900
Jardine Matheson Holdings, Ltd.	1,703	94,687
Jardine Strategic Holdings, Ltd.	31,242	957,567
Kerry Properties, Ltd.	5,000	15,881
NWS Holdings, Ltd.	12,000	16,817
Yue Yuen Industrial Holdings, Ltd.	5,500	16,234
		1,204,934
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	27,758	296,616
Canada — 1.3%
Element Fleet Management Corp.	95,534	815,889
Magna International, Inc.	18,127	994,085
National Bank of Canada	16,800	932,535
Nutrien, Ltd.	19,558	936,368
Sun Life Financial, Inc.	25,800	1,176,403
		4,855,280
Cayman Islands — 1.9%
Alibaba Group Holding, Ltd. ADR†	10,190	2,161,299
ASM Pacific Technology, Ltd.	2,400	33,295
Baidu, Inc. ADR†	2,400	303,360

1

BeiGene, Ltd. ADR†	284	47,076
Budweiser Brewing Co. APAC, Ltd.†*	10,400	35,101
China Mengniu Dairy Co., Ltd.	144,000	582,113
CK Asset Holdings, Ltd.	20,360	146,972
CK Hutchison Holdings, Ltd.	109,024	1,039,550
JOYY, Inc. ADR†	7,155	377,713
Melco Resorts & Entertainment, Ltd. ADR	1,655	40,001
Sands China, Ltd.	19,200	102,624
Tencent Holdings, Ltd.	41,800	2,014,820
WH Group, Ltd.*	75,500	77,997
Wharf Real Estate Investment Co., Ltd.	10,000	61,022
Wynn Macau, Ltd.	12,400	30,553
XP, Inc., Class A†	3,370	129,812
		7,183,308
China — 0.5%
China Pacific Insurance Group Co., Ltd.	91,200	359,309
PICC Property & Casualty Co., Ltd.	684,000	824,244
Ping An Insurance Group Co. of China, Ltd.	63,000	744,620
		1,928,173
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	30	40,675
AP Moller - Maersk A/S, Series B	51	73,590
Ascendis Pharma A/S ADR†	1,700	236,504
Carlsberg A/S, Class B	842	125,606
Chr. Hansen Holding A/S	831	66,015
Coloplast A/S, Class B	935	116,242
Danske Bank A/S	33,568	542,875
Demant A/S†	869	27,384
DSV A/S	1,712	198,179
Genmab A/S†	512	113,962
GN Store Nord A/S	10,280	483,958
H. Lundbeck A/S	549	21,044
ISS A/S	1,243	29,849
Novo Nordisk A/S, Class B	23,167	1,343,679
Novozymes A/S, Class B	1,681	82,302
Orsted A/S*	1,490	154,372
Pandora A/S	787	34,234
Tryg A/S	952	28,221
Vestas Wind Systems A/S	17,251	1,744,012
		5,462,703
Finland — 0.7%
Elisa Oyj	1,120	61,888
Fortum Oyj	3,497	86,270
Kone Oyj, Class B	2,676	174,947
Metso Oyj	829	32,729
Neste Oyj	3,331	115,906
Nokia Oyj	44,381	164,647
Nokian Renkaat Oyj	985	28,391
Nordea Bank Abp	25,513	206,380
Orion Oyj, Class B	822	38,045
Sampo Oyj, Class A	13,739	599,441
Stora Enso Oyj, Class R	62,266	904,846
UPM-Kymmene Oyj	4,203	145,665
Wartsila Oyj Abp	3,495	38,593
		2,597,748
France — 8.8%
Accor SA	1,382	64,720
Aeroports de Paris	234	46,222
Air Liquide SA	9,838	1,392,653
Alstom SA	1,501	71,101
Amundi SA*	11,866	930,375
Arkema SA	542	57,574
Atos SE	774	64,524
AXA SA	74,687	2,103,626
BioMerieux	326	29,016
BNP Paribas SA	30,172	1,787,975
Bollore SA	6,940	30,282
Bouygues SA	1,757	74,655
Bureau Veritas SA	2,313	60,348
Capgemini SE	1,251	152,814
Carrefour SA	4,768	79,957
Casino Guichard Perrachon SA	427	19,973
Cie de Saint-Gobain	3,874	158,610
Cie Generale des Etablissements Michelin SCA	1,346	164,720
CNP Assurances	1,352	26,888
Covivio	377	42,796
Credit Agricole SA	9,086	131,729
Danone SA	28,355	2,350,449
Dassault Aviation SA	20	26,248
Dassault Systemes SE	1,035	170,139
Edenred	1,915	99,025
Eiffage SA	617	70,593
Electricite de France SA	4,805	53,510
Engie SA	85,846	1,386,626
EssilorLuxottica SA	10,811	1,646,806
Eurazeo SE	310	21,211
Eutelsat Communications SA	26,977	438,469
Faurecia SA	598	32,217
Gecina SA	360	64,448
Getlink SE	3,465	60,283
Hermes International	249	186,072
ICADE	235	25,582
Iliad SA	210	27,219
Ingenico Group SA	477	51,793
Ipsen SA	297	26,318
JCDecaux SA	670	20,652
Kering SA	1,905	1,250,478
Klepierre SA	1,559	59,195
L’Oreal SA	6,013	1,780,622
Legrand SA	8,595	700,323
LVMH Moet Hennessy Louis Vuitton SE	2,189	1,017,027
Natixis SA	7,449	33,071
Orange SA	15,710	231,199
Pernod Ricard SA	1,672	298,952
Peugeot SA	4,631	110,645
Publicis Groupe SA	1,704	77,143
Remy Cointreau SA	178	21,863
Renault SA	1,514	71,632

2

Safran SA	2,577	397,894
Sanofi	23,958	2,408,420
Sartorius Stedim Biotech	218	36,117
Schneider Electric SE	22,082	2,266,398
SCOR SE	1,249	52,426
SEB SA	178	26,435
Societe Generale SA	6,384	222,096
Sodexo SA	697	82,600
Suez	2,691	40,704
Teleperformance	461	112,418
Thales SA	839	87,071
TOTAL SA	104,472	5,765,563
Ubisoft Entertainment SA†	666	46,003
Valeo SA	1,898	66,872
Veolia Environnement SA	4,233	112,579
Vinci SA	4,022	446,636
Vivendi SA	39,341	1,139,406
Wendel SA	213	28,312
Worldline SA†*	791	56,031
		33,294,349
Germany — 10.0%
adidas AG	4,296	1,396,230
Allianz SE	10,630	2,606,591
BASF SE	17,689	1,341,475
Bayer AG	27,922	2,282,344
Bayerische Motoren Werke AG	19,252	1,584,853
Bayerische Motoren Werke AG (Preference Shares)	442	27,292
Beiersdorf AG	10,594	1,267,659
Brenntag AG	1,217	66,173
Carl Zeiss Meditec AG	317	40,430
Commerzbank AG	31,496	195,035
Continental AG	10,189	1,323,128
Covestro AG*	11,341	527,197
Daimler AG	7,161	397,029
Delivery Hero SE†*	892	70,601
Deutsche Bank AG	15,461	119,944
Deutsche Boerse AG	1,496	235,273
Deutsche Lufthansa AG	1,871	34,432
Deutsche Post AG	7,790	297,419
Deutsche Telekom AG	26,246	428,901
Deutsche Wohnen SE	54,591	2,230,942
E.ON SE	17,679	189,075
Evonik Industries AG	1,468	44,997
Evotec SE†	9,297	241,162
Fraport AG Frankfurt Airport Services Worldwide	328	27,878
Fresenius Medical Care AG & Co. KGaA	14,909	1,105,770
Fresenius SE & Co. KGaA	21,959	1,239,501
Fuchs Petrolub SE (Preference Shares)	547	27,214
GEA Group AG	37,632	1,244,249
Hannover Rueck SE	475	91,836
HeidelbergCement AG	1,172	85,427
Henkel AG & Co. KGaA	818	77,024
Henkel AG & Co. KGaA (Preference Shares)	1,403	145,088
HOCHTIEF AG	195	24,958
Infineon Technologies AG	67,070	1,538,041
KION Group AG	511	35,283
Knorr-Bremse AG	13,856	1,410,361
LANXESS AG	654	43,947
Merck KGaA	1,018	120,467
METRO AG	1,418	22,857
MTU Aero Engines AG	409	116,793
Muenchener Rueckversicherungs-Gesellschaft AG	6,265	1,848,266
Porsche Automobil Holding SE (Preference Shares)	1,206	90,215
Puma SE	653	50,068
RWE AG	4,599	141,301
SAP SE	26,457	3,565,605
Sartorius AG (Preference Shares)	280	59,945
Siemens AG	32,301	4,222,384
Siemens Healthineers AG*	16,657	799,855
Stroeer SE & Co. KGaA	5,417	438,279
Symrise AG	1,013	106,571
Telefonica Deutschland Holding AG	194,102	562,583
thyssenkrupp AG	3,186	43,021
TUI AG	3,472	43,865
Uniper SE	1,585	52,460
United Internet AG	969	31,845
Volkswagen AG	256	49,750
Volkswagen AG (Preference Shares)	1,461	288,813
Vonovia SE	4,057	218,413
Wirecard AG	924	111,641
Zalando SE†*	11,826	599,226
		37,628,982
Hong Kong — 2.3%
AIA Group, Ltd.	431,800	4,532,839
Bank of East Asia, Ltd.	10,200	22,776
Beijing Enterprises Holdings, Ltd.	82,000	376,205
BOC Hong Kong Holdings, Ltd.	325,500	1,129,933
CLP Holdings, Ltd.	13,000	136,635
Galaxy Entertainment Group, Ltd.	17,000	125,226
Hang Lung Properties, Ltd.	16,000	35,112
Hang Seng Bank, Ltd.	6,000	123,968
Henderson Land Development Co., Ltd.	11,062	54,300
Hong Kong & China Gas Co., Ltd.	79,668	155,608
Hong Kong Exchanges & Clearing, Ltd.	29,200	948,064
Link REIT	16,500	174,692
MTR Corp., Ltd.	12,000	70,916
New World Development Co., Ltd.	48,000	65,788
PCCW, Ltd.	33,000	19,523
Power Assets Holdings, Ltd.	11,000	80,464
Sino Land Co., Ltd.	24,000	34,865
SJM Holdings, Ltd.	16,000	18,213
Sun Hung Kai Properties, Ltd.	12,500	191,375
Swire Pacific, Ltd., Class A	4,000	37,165
Swire Properties, Ltd.	9,200	30,520
Techtronic Industries Co., Ltd.	11,000	89,710
Vitasoy International Holdings, Ltd.	6,000	21,752

3

Wheelock & Co., Ltd.	6,000	40,001
		8,515,650
India — 0.2%
HDFC Bank, Ltd. ADR	9,460	599,480
Indonesia — 0.2%
Bank Central Asia Tbk PT	324,200	778,849
Ireland — 0.4%
AIB Group PLC	6,412	22,339
Bank of Ireland Group PLC	7,622	41,739
CRH PLC	6,276	251,109
DCC PLC	8,379	726,307
Flutter Entertainment PLC	616	74,866
James Hardie Industries PLC CDI	3,483	68,120
Kerry Group PLC, Class A	1,251	155,901
Kingspan Group PLC	1,210	73,903
Smurfit Kappa Group PLC	1,779	68,366
		1,482,650
Isle of Man — 0.0%
GVC Holdings PLC	4,582	53,665
Israel — 0.4%
Azrieli Group, Ltd.	334	24,422
Bank Hapoalim B.M.	8,937	74,145
Bank Leumi Le-Israel B.M.	11,650	84,812
Check Point Software Technologies, Ltd.†	7,691	853,393
CyberArk Software, Ltd.†	297	34,624
Elbit Systems, Ltd.	191	29,734
Israel Chemicals, Ltd.	5,545	26,093
Israel Discount Bank, Ltd., Class A	9,166	42,495
Mizrahi Tefahot Bank, Ltd.	1,108	29,519
NICE, Ltd.	489	75,843
Teva Pharmaceutical Industries, Ltd. ADR†	8,608	84,358
Wix.com, Ltd.†	373	45,648
		1,405,086
Italy — 1.4%
Assicurazioni Generali SpA	8,653	178,625
Atlantia SpA	3,902	91,022
Davide Campari-Milano SpA	4,574	41,773
Enel SpA	64,046	509,512
Eni SpA	20,032	311,274
FinecoBank Banca Fineco SpA	4,795	57,555
Intesa Sanpaolo SpA	319,397	841,973
Leonardo SpA	3,187	37,349
Mediobanca Banca di Credito Finanziario SpA	4,890	53,863
Moncler SpA	19,468	875,633
Pirelli & C SpA*	3,150	18,157
Poste Italiane SpA*	4,114	46,692
Prysmian SpA	66,245	1,596,334
Recordati SpA	823	34,700
Snam SpA	16,040	84,516
Telecom Italia SpA†	71,830	44,821
Telecom Italia SpA (RSP)	558,337	341,773
Terna Rete Elettrica Nazionale SpA	11,079	74,129
UniCredit SpA	15,828	231,410
		5,471,111
Japan — 21.6%
ABC-Mart, Inc.	300	20,450
Acom Co., Ltd.	3,100	14,071
Advantest Corp.	1,600	90,525
Aeon Co., Ltd.	5,100	105,066
AEON Financial Service Co., Ltd.	900	14,156
Aeon Mall Co., Ltd.	800	14,182
AGC, Inc.	1,400	49,956
Air Water, Inc.	1,200	17,693
Aisin Seiki Co., Ltd.	11,700	432,725
Ajinomoto Co., Inc.	3,500	58,191
Alfresa Holdings Corp.	1,500	30,625
Alps Alpine Co., Ltd.	1,625	36,707
Amada Holdings Co., Ltd.	2,600	29,528
ANA Holdings, Inc.	900	30,112
Aozora Bank, Ltd.	900	23,772
Asahi Group Holdings, Ltd.	2,900	132,471
Asahi Intecc Co., Ltd.	1,500	44,165
Asahi Kasei Corp.	84,700	950,383
Astellas Pharma, Inc.	125,400	2,142,071
Bandai Namco Holdings, Inc.	1,600	97,088
Bank of Kyoto, Ltd.	400	17,053
Benesse Holdings, Inc.	600	15,777
Bridgestone Corp.	32,300	1,199,714
Brother Industries, Ltd.	1,800	37,063
Calbee, Inc.	600	19,514
Canon, Inc.	7,900	215,441
Casio Computer Co., Ltd.	1,500	30,142
Central Japan Railway Co.	4,200	844,000
Chiba Bank, Ltd.	4,300	24,724
Chubu Electric Power Co., Inc.	5,100	71,937
Chugai Pharmaceutical Co., Ltd.	1,800	165,787
Chugoku Electric Power Co., Inc.	2,200	29,012
Coca-Cola Bottlers Japan Holdings, Inc.	938	24,086
Concordia Financial Group, Ltd.	8,300	34,046
Credit Saison Co., Ltd.	1,200	20,799
CyberAgent, Inc.	14,251	496,145
Dai Nippon Printing Co., Ltd.	1,900	51,566
Dai-ichi Life Holdings, Inc.	8,500	139,986
Daicel Corp.	2,000	19,078
Daifuku Co., Ltd.	748	45,232
Daiichi Sankyo Co., Ltd.	4,500	297,148
Daikin Industries, Ltd.	2,000	281,261
Daito Trust Construction Co., Ltd.	600	74,311
Daiwa House Industry Co., Ltd.	4,500	139,417
Daiwa House REIT Investment Corp.	15	39,187
Daiwa Securities Group, Inc.	12,000	60,876
Denso Corp.	3,400	153,372
Dentsu, Inc.	1,700	58,537
Disco Corp.	200	47,606
East Japan Railway Co.	2,400	216,633
Eisai Co., Ltd.	2,000	148,964
Electric Power Development Co., Ltd.	23,800	578,365
FamilyMart Co., Ltd.	2,000	47,903

4

FANUC Corp.	1,500	277,032
Fast Retailing Co., Ltd.	500	296,369
Fuji Electric Co., Ltd.	1,000	30,559
FUJIFILM Holdings Corp.	2,800	133,510
Fujitsu, Ltd.	1,500	141,544
Fukuoka Financial Group, Inc.	1,400	26,724
GMO Payment Gateway, Inc.	300	20,639
Hakuhodo DY Holdings, Inc.	1,800	28,951
Hamamatsu Photonics KK	12,200	499,897
Hankyu Hanshin Holdings, Inc.	1,800	76,973
Hikari Tsushin, Inc.	200	50,206
Hino Motors, Ltd.	2,300	24,302
Hirose Electric Co., Ltd.	225	28,764
Hisamitsu Pharmaceutical Co., Inc.	400	19,459
Hitachi Chemical Co., Ltd.	800	33,483
Hitachi Construction Machinery Co., Ltd.	800	23,801
Hitachi High-Technologies Corp.	500	35,332
Hitachi Metals, Ltd.	1,700	24,975
Hitachi, Ltd.	7,600	320,127
Honda Motor Co., Ltd.	25,700	724,925
Hoshizaki Corp.	400	35,616
Hoya Corp.	3,000	286,440
Hulic Co., Ltd.	2,400	28,889
Idemitsu Kosan Co., Ltd.	1,579	43,929
IHI Corp.	1,200	28,124
Iida Group Holdings Co., Ltd.	1,200	21,005
Inpex Corp.	8,100	84,495
Isetan Mitsukoshi Holdings, Ltd.	2,600	23,379
Isuzu Motors, Ltd.	4,300	50,658
ITOCHU Corp.	10,600	245,479
Itochu Techno-Solutions Corp.	800	22,585
J. Front Retailing Co., Ltd.	1,800	25,107
Japan Airlines Co., Ltd.	900	28,085
Japan Airport Terminal Co., Ltd.	400	22,137
Japan Exchange Group, Inc.	4,000	70,412
Japan Post Bank Co., Ltd.	3,200	30,669
Japan Post Holdings Co., Ltd.	12,400	116,460
Japan Post Insurance Co., Ltd.	1,800	30,811
Japan Prime Realty Investment Corp.	6	26,352
Japan Real Estate Investment Corp.	10	66,342
Japan Retail Fund Investment Corp.	21	45,149
Japan Tobacco, Inc.	9,400	209,555
JFE Holdings, Inc.	3,900	49,961
JGC Corp.	1,700	27,356
JSR Corp.	1,500	27,416
JTEKT Corp.	1,600	18,872
JXTG Holdings, Inc.	24,950	114,086
Kajima Corp.	3,500	46,774
Kakaku.com, Inc.	1,100	28,278
Kamigumi Co., Ltd.	800	17,527
Kansai Electric Power Co., Inc.	5,500	63,599
Kansai Paint Co., Ltd.	1,400	34,217
Kao Corp.	3,800	313,416
Kawasaki Heavy Industries, Ltd.	1,100	24,049
KDDI Corp.	53,900	1,603,514
Keihan Holdings Co., Ltd.	800	38,941
Keikyu Corp.	1,700	32,766
Keio Corp.	800	48,334
Keisei Electric Railway Co., Ltd.	1,000	38,781
Keyence Corp.	4,400	1,557,394
Kikkoman Corp.	1,100	53,813
Kintetsu Group Holdings Co., Ltd.	1,400	75,870
Kirin Holdings Co., Ltd.	25,100	547,449
Kobayashi Pharmaceutical Co., Ltd.	399	33,788
Koito Manufacturing Co., Ltd.	800	37,027
Komatsu, Ltd.	7,300	175,020
Konami Holdings Corp.	700	28,864
Konica Minolta, Inc.	3,600	23,562
Kose Corp.	240	35,077
Kubota Corp.	57,700	903,918
Kuraray Co., Ltd.	2,500	30,658
Kurita Water Industries, Ltd.	800	23,702
Kyocera Corp.	2,500	170,366
Kyowa Kirin Co., Ltd.	1,900	44,643
Kyushu Electric Power Co., Inc.	3,000	25,915
Kyushu Railway Co.	1,300	43,584
Lawson, Inc.	400	22,653
LINE Corp.†	500	24,592
Lion Corp.	1,800	35,133
LIXIL Group Corp.	2,100	36,193
M3, Inc.	3,500	105,692
Makita Corp.	28,800	997,029
Marubeni Corp.	12,300	90,890
Marui Group Co., Ltd.	1,500	36,513
Maruichi Steel Tube, Ltd.	400	11,220
Mazda Motor Corp.	4,500	38,300
McDonald’s Holdings Co. Japan, Ltd.	500	24,096
Mebuki Financial Group, Inc.	7,000	17,860
Medipal Holdings Corp.	1,400	30,883
MEIJI Holdings Co., Ltd.	900	60,785
Mercari, Inc.†	600	12,320
Minebea Mitsumi, Inc.	2,900	59,846
MISUMI Group, Inc.	2,200	54,403
Mitsubishi Chemical Holdings Corp.	10,100	75,248
Mitsubishi Corp.	41,600	1,103,640
Mitsubishi Electric Corp.†	104,200	1,416,826
Mitsubishi Estate Co., Ltd.	9,300	177,790
Mitsubishi Gas Chemical Co., Inc.	1,300	19,755
Mitsubishi Heavy Industries, Ltd.	2,500	96,688
Mitsubishi Materials Corp.	900	24,403
Mitsubishi Motors Corp.	5,300	22,062
Mitsubishi Tanabe Pharma Corp.	1,800	33,197
Mitsubishi UFJ Financial Group, Inc.	567,300	3,066,031
Mitsubishi UFJ Lease & Finance Co., Ltd.	68,800	442,799
Mitsui & Co., Ltd.	13,000	231,166
Mitsui Chemicals, Inc.	1,400	34,027
Mitsui Fudosan Co., Ltd.	44,900	1,096,635
Mitsui OSK Lines, Ltd.	900	24,715
Mizuho Financial Group, Inc.	190,000	292,213
MonotaRO Co., Ltd.	1,000	26,805
MS&AD Insurance Group Holdings, Inc.	3,700	121,827
Murata Manufacturing Co., Ltd.	37,900	2,343,167
Nabtesco Corp.	34,800	1,026,870
Nagoya Railroad Co., Ltd.	1,500	46,554
NEC Corp.	1,900	78,948

5

Nexon Co., Ltd.†	56,500	747,323
NGK Insulators, Ltd.	2,100	36,429
NGK Spark Plug Co., Ltd.	1,200	23,278
NH Foods, Ltd.	600	24,853
Nidec Corp.	1,800	245,887
Nikon Corp.	2,500	30,558
Nintendo Co., Ltd.	5,800	2,341,148
Nippon Building Fund, Inc.	11	80,604
Nippon Express Co., Ltd.	600	35,106
Nippon Paint Holdings Co., Ltd.	1,200	62,084
Nippon Prologis REIT, Inc.	16	40,761
Nippon Shinyaku Co., Ltd.	400	34,784
Nippon Steel Corp.	6,400	96,289
Nippon Telegraph & Telephone Corp.	97,400	2,467,124
Nippon Yusen KK	1,200	21,620
Nissan Chemical Corp.	1,000	41,805
Nissan Motor Co., Ltd.	18,300	106,356
Nisshin Seifun Group, Inc.	1,600	27,887
Nissin Foods Holdings Co., Ltd.	500	37,114
Nitori Holdings Co., Ltd.	600	94,807
Nitto Denko Corp.	1,200	67,326
Nomura Holdings, Inc.	26,100	134,069
Nomura Real Estate Holdings, Inc.	1,000	24,064
Nomura Real Estate Master Fund, Inc.	32	54,686
Nomura Research Institute, Ltd.	2,700	58,093
NSK, Ltd.	2,800	26,408
NTT Data Corp.	5,000	66,840
NTT DOCOMO, Inc.	10,500	293,426
Obayashi Corp.	5,100	56,548
OBIC Co., Ltd.	500	67,541
Odakyu Electric Railway Co., Ltd.	2,300	53,643
Oji Holdings Corp.	6,800	36,700
Olympus Corp.	9,200	141,672
Omron Corp.	11,100	646,649
Ono Pharmaceutical Co., Ltd.	3,000	68,508
Oracle Corp. Japan	300	27,274
Oriental Land Co., Ltd.	1,600	218,370
ORIX Corp.	71,300	1,186,815
Orix JREIT, Inc.	21	45,534
Osaka Gas Co., Ltd.	3,000	57,321
Otsuka Corp.	800	31,952
Otsuka Holdings Co., Ltd.	19,100	849,419
Pan Pacific International Holdings Corp.	3,500	58,093
Panasonic Corp.	80,100	751,284
Park24 Co., Ltd.	900	22,047
PeptiDream, Inc.†	700	35,842
Persol Holdings Co., Ltd.	1,401	26,333
Pigeon Corp.	900	33,184
Pola Orbis Holdings, Inc.	9,644	230,389
Rakuten, Inc.†	6,800	58,324
Recruit Holdings Co., Ltd.	81,300	3,059,346
Renesas Electronics Corp.†	45,721	314,830
Resona Holdings, Inc.	16,500	71,946
Ricoh Co., Ltd.	5,300	57,431
Rinnai Corp.	300	23,428
Rohm Co., Ltd.	700	56,421
Ryohin Keikaku Co., Ltd.	1,900	44,316
Sankyo Co., Ltd.	400	13,258
Santen Pharmaceutical Co., Ltd.	84,200	1,605,435
SBI Holdings, Inc.	1,900	40,023
Secom Co., Ltd.	1,700	151,710
Sega Sammy Holdings, Inc.	1,400	20,391
Seibu Holdings, Inc.	1,600	26,395
Seiko Epson Corp.	2,200	33,215
Sekisui Chemical Co., Ltd.	57,900	1,002,235
Sekisui House, Ltd.	4,900	104,645
Seven & i Holdings Co., Ltd.	29,300	1,072,051
Seven Bank, Ltd.	4,600	15,118
SG Holdings Co., Ltd.	1,172	26,455
Sharp Corp.	1,700	25,977
Shimadzu Corp.	1,700	53,168
Shimamura Co., Ltd.	200	15,262
Shimano, Inc.	600	97,416
Shimizu Corp.	4,700	47,818
Shin-Etsu Chemical Co., Ltd.	2,900	317,944
Shinsei Bank, Ltd.	1,500	22,898
Shionogi & Co., Ltd.	2,100	129,745
Shiseido Co., Ltd.	3,100	221,664
Shizuoka Bank, Ltd.	3,600	26,800
Showa Denko KK	1,100	28,975
SMC Corp.	3,700	1,691,301
Softbank Corp.	13,200	176,894
SoftBank Group Corp.	22,500	979,572
Sohgo Security Services Co., Ltd.	600	32,494
Sompo Holdings, Inc.	2,600	101,879
Sony Corp.	47,800	3,253,593
Sony Financial Holdings, Inc.	1,200	28,724
Square Enix Holdings Co., Ltd.	700	34,974
Stanley Electric Co., Ltd.	19,700	569,559
Subaru Corp.	4,800	118,682
SUMCO Corp.	2,012	33,700
Sumitomo Chemical Co., Ltd.	11,700	53,026
Sumitomo Corp.	86,900	1,295,592
Sumitomo Dainippon Pharma Co., Ltd.	1,300	25,363
Sumitomo Electric Industries, Ltd.	5,900	88,524
Sumitomo Heavy Industries, Ltd.	900	25,512
Sumitomo Metal Mining Co., Ltd.	1,800	58,056
Sumitomo Mitsui Financial Group, Inc.	10,500	386,528
Sumitomo Mitsui Trust Holdings, Inc.	17,500	690,585
Sumitomo Realty & Development Co., Ltd.	2,600	90,686
Sumitomo Rubber Industries, Ltd.	23,300	283,457
Sundrug Co., Ltd.	596	21,539
Suntory Beverage & Food, Ltd.	1,100	46,000
Suzuken Co., Ltd.	600	24,416
Suzuki Motor Corp.	37,200	1,558,183
Sysmex Corp.	1,300	88,363
T&D Holdings, Inc.	4,400	55,535
Taiheiyo Cement Corp.	1,000	29,259
Taisei Corp.	1,600	66,244
Taisho Pharmaceutical Holdings Co., Ltd.	300	22,167
Taiyo Nippon Sanso Corp.	1,000	22,153
Takeda Pharmaceutical Co., Ltd.	58,700	2,325,568
Takeda Pharmaceutical Co., Ltd. ADR	15,601	307,808
TDK Corp.	1,000	112,394

6

TechnoPro Holdings, Inc.	5,100	357,972
Teijin, Ltd.	1,400	26,123
Terumo Corp.	31,500	1,112,881
THK Co., Ltd.	26,100	700,537
Tobu Railway Co., Ltd.	1,500	54,513
Toho Co., Ltd.	900	37,477
Toho Gas Co., Ltd.	600	24,430
Tohoku Electric Power Co., Inc.	3,400	33,628
Tokio Marine Holdings, Inc.	26,100	1,457,315
Tokyo Century Corp.	300	16,108
Tokyo Electric Power Co. Holdings, Inc.†	12,000	51,242
Tokyo Electron, Ltd.	4,700	1,032,838
Tokyo Gas Co., Ltd.	3,000	72,784
Tokyu Corp.	3,900	72,060
Tokyu Fudosan Holdings Corp.	4,800	33,143
Toppan Printing Co., Ltd.	2,200	45,354
Toray Industries, Inc.	10,900	74,470
Toshiba Corp.	3,900	132,126
Tosoh Corp.	10,200	156,974
TOTO, Ltd.	1,100	46,357
Toyo Seikan Group Holdings, Ltd.	1,100	19,068
Toyo Suisan Kaisha, Ltd.	700	29,773
Toyoda Gosei Co., Ltd.	500	12,478
Toyota Industries Corp.	1,200	69,151
Toyota Motor Corp.	64,200	4,520,308
Toyota Tsusho Corp.	1,700	59,586
Trend Micro, Inc.†	1,000	51,173
Tsuruha Holdings, Inc.	287	36,821
Unicharm Corp.	3,200	108,088
United Urban Investment Corp.	23	43,158
USS Co., Ltd.	1,700	32,103
Welcia Holdings Co., Ltd.	6,300	401,298
West Japan Railway Co.	1,300	112,256
Yakult Honsha Co., Ltd.	900	49,541
Yamada Denki Co., Ltd.	4,900	25,935
Yamaha Corp.	1,100	60,636
Yamaha Motor Co., Ltd.	2,200	43,976
Yamato Holdings Co., Ltd.	2,400	41,043
Yamazaki Baking Co., Ltd.	1,000	17,868
Yaskawa Electric Corp.	1,900	71,695
Yokogawa Electric Corp.	1,800	31,881
Yokohama Rubber Co., Ltd.	900	17,416
Z Holdings Corp.	111,600	467,571
ZOZO, Inc.	830	15,879
		81,462,031
Jersey — 0.6%
Amcor PLC CDI	47,174	515,435
Experian PLC	7,174	242,508
Ferguson PLC	1,804	163,686
Glencore PLC	85,382	266,174
WPP PLC	77,417	1,093,659
		2,281,462
Luxembourg — 0.4%
ArcelorMittal	5,231	91,781
Aroundtown SA	7,226	64,710
Eurofins Scientific SE	91	50,445
Millicom International Cellular SA SDR	761	36,475
Samsonite International SA*	455,400	1,092,871
SES SA FDR	2,869	40,227
Tenaris SA	3,718	42,048
		1,418,557
Netherlands — 4.9%
Aalberts NV	25,452	1,142,266
ABN AMRO Group NV CVA*	39,224	713,640
Adyen NV†*	82	67,237
Aegon NV	14,027	63,991
AerCap Holdings NV†	968	59,503
Airbus SE	4,595	672,521
Akzo Nobel NV	15,707	1,596,945
Altice Europe NV†	5,313	34,256
ASML Holding NV (Euronext Amsterdam)	15,467	4,575,019
CNH Industrial NV	7,978	87,578
EXOR NV	854	66,230
Ferrari NV	949	157,408
Fiat Chrysler Automobiles NV	8,547	126,583
Heineken Holding NV	907	87,902
Heineken NV	2,041	217,309
ING Groep NV	114,469	1,372,338
Koninklijke Ahold Delhaize NV	9,321	233,102
Koninklijke DSM NV	1,429	186,098
Koninklijke KPN NV	28,131	83,020
Koninklijke Philips NV	82,062	4,005,970
Koninklijke Vopak NV	554	30,033
NN Group NV	2,410	91,425
NXP Semiconductors NV	11,295	1,437,402
Prosus NV†	3,838	286,417
QIAGEN NV	1,787	61,089
Randstad NV	938	57,279
STMicroelectronics NV	5,378	144,599
Unilever NV	11,556	664,062
Wolters Kluwer NV	2,203	160,671
		18,481,893
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,789	58,535
Auckland International Airport, Ltd.	7,631	44,951
Fisher & Paykel Healthcare Corp., Ltd.	4,520	67,552
Fletcher Building, Ltd.	6,720	23,027
Mercury NZ, Ltd.	5,364	18,236
Meridian Energy, Ltd.	10,091	33,966
Ryman Healthcare, Ltd.	3,150	34,629
Spark New Zealand, Ltd.	14,459	42,147
Xero, Ltd.	13,024	731,167
		1,054,210
Norway — 1.6%
Aker BP ASA	851	27,920
DNB ASA	144,913	2,715,665
Equinor ASA	55,343	1,106,777
Gjensidige Forsikring ASA	1,575	33,095
Mowi ASA	3,461	90,016
Norsk Hydro ASA	299,321	1,117,446

7

Orkla ASA	5,914	59,938
Schibsted ASA, Class B	772	22,151
Storebrand ASA	94,845	745,689
Telenor ASA	5,679	101,856
Yara International ASA	1,394	58,086
		6,078,639
Papua New Guinea — 0.0%
Oil Search, Ltd.	10,806	54,977
Portugal — 0.0%
Banco Espirito Santo SA(1)	59,101	0
EDP - Energias de Portugal SA	20,155	87,357
Galp Energia SGPS SA	3,947	65,968
Jeronimo Martins SGPS SA	1,982	32,603
		185,928
Singapore — 1.3%
Ascendas Real Estate Investment Trust	22,712	50,154
CapitaLand Commercial Trust	21,300	31,516
CapitaLand Mall Trust	20,300	37,130
CapitaLand, Ltd.	20,200	56,322
City Developments, Ltd.	3,600	29,310
ComfortDelGro Corp., Ltd.	17,100	30,260
DBS Group Holdings, Ltd.	43,900	844,739
Genting Singapore, Ltd.	47,600	32,560
Jardine Cycle & Carriage, Ltd.	800	17,904
Keppel Corp., Ltd.	11,500	57,887
Mapletree Commercial Trust	15,900	28,254
Oversea-Chinese Banking Corp., Ltd.	183,800	1,500,520
SATS, Ltd.	5,300	19,940
Sembcorp Industries, Ltd.	7,700	13,110
Singapore Airlines, Ltd.	4,300	28,902
Singapore Exchange, Ltd.	6,300	41,502
Singapore Press Holdings, Ltd.	12,700	20,585
Singapore Technologies Engineering, Ltd.	12,300	36,032
Singapore Telecommunications, Ltd.	64,310	161,140
Suntec Real Estate Investment Trust	15,400	21,068
United Overseas Bank, Ltd.	51,600	1,013,239
UOL Group, Ltd.	3,700	22,889
Venture Corp., Ltd.	2,148	25,873
Wilmar International, Ltd.	212,900	652,179
Yangzijiang Shipbuilding Holdings, Ltd.	18,800	15,656
		4,788,671
South Korea — 1.2%
KT Corp.†	12,588	293,929
NAVER Corp.	2,497	402,250
Samsung Electronics Co., Ltd.†	66,044	3,182,286
Samsung SDI Co., Ltd.†	3,952	803,467
		4,681,932
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	2,062	82,456
Aena SME SA*	532	101,745
Amadeus IT Group SA	3,396	277,317
Banco Bilbao Vizcaya Argentaria SA	303,764	1,697,868
Banco de Sabadell SA	44,979	52,471
Banco Santander SA	130,860	547,510
Bankia SA	9,668	20,632
Bankinter SA	5,309	38,899
CaixaBank SA	28,261	88,698
Cellnex Telecom SA*	1,973	84,917
Enagas SA	1,786	45,556
Endesa SA	2,501	66,740
Ferrovial SA	3,930	118,891
Grifols SA	2,349	82,814
Iberdrola SA	176,289	1,815,284
Industria de Diseno Textil SA	46,279	1,632,606
Mapfre SA	8,488	22,470
Naturgy Energy Group SA	2,325	58,418
Red Electrica Corp. SA	3,409	68,543
Repsol SA	11,331	177,050
Siemens Gamesa Renewable Energy SA	1,877	32,918
Telefonica SA	36,797	257,021
		7,370,824
SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	21,000	20,697
HKT Trust & HKT, Ltd.	30,000	42,273
Unibail-Rodamco-Westfield	3,813	601,566
		664,536
Sweden — 1.7%
Alfa Laval AB	2,477	62,403
Assa Abloy AB, Class B	54,763	1,279,694
Atlas Copco AB, Class A	5,288	210,793
Atlas Copco AB, Class B	3,073	106,619
Boliden AB	2,154	57,294
Electrolux AB, Series B	1,776	43,587
Elekta AB, Series B	39,186	516,257
Epiroc AB, Class A	5,189	63,415
Epiroc AB, Class B	3,071	36,450
Essity AB, Class B	4,776	153,969
Hennes & Mauritz AB, Class B	6,326	128,593
Hexagon AB, Class B	2,068	115,867
Husqvarna AB, Class B	3,291	26,352
ICA Gruppen AB	713	33,298
Industrivarden AB, Class C	1,315	31,756
Investor AB, Class B	3,587	195,981
Kinnevik AB, Class B	1,905	46,617
L E Lundbergforetagen AB, Class B	598	26,270
Lundin Petroleum AB	1,463	49,720
Sandvik AB	8,890	173,752
Securitas AB, Class B	2,466	42,548
Skandinaviska Enskilda Banken AB, Class A	12,816	120,561
Skanska AB, Class B	2,678	60,555
SKF AB, Class B	2,995	60,679
Svenska Handelsbanken AB, Class A	107,689	1,159,522
Swedbank AB, Class A	7,131	106,349
Swedish Match AB	1,338	68,979
Tele2 AB, Class B	3,932	57,037

8

Telefonaktiebolaget LM Ericsson, Class B	133,643	1,171,022
Telia Co AB	21,546	92,553
Volvo AB, Class B	11,701	196,360
		6,494,852
Switzerland — 10.6%
ABB, Ltd.	54,794	1,322,776
Adecco Group AG	1,222	77,255
Alcon, Inc.†	8,739	495,062
Baloise Holding AG	384	69,402
Barry Callebaut AG	24	53,057
Chocoladefabriken Lindt & Spruengli AG	1	88,349
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	8	62,103
Cie Financiere Richemont SA	20,992	1,647,819
Clariant AG	1,568	35,087
Coca-Cola HBC AG	1,572	53,410
Credit Suisse Group AG	20,127	273,143
Dufry AG	319	31,623
EMS-Chemie Holding AG	64	42,118
GAM Holding AG†	17,157	49,677
Geberit AG	292	163,925
Givaudan SA	73	228,470
Julius Baer Group, Ltd.	1,762	90,997
Kuehne & Nagel International AG	425	71,641
LafargeHolcim, Ltd.	3,880	215,153
Lonza Group AG	4,332	1,579,945
Nestle SA	96,762	10,482,861
Novartis AG	73,732	6,985,544
Pargesa Holding SA	304	25,255
Partners Group Holding AG	147	134,721
Roche Holding AG	28,000	9,079,225
Schindler Holding AG (Participation Certificate)	5,398	1,373,436
Schindler Holding AG(RSP)	158	38,710
SGS SA	42	114,973
Sika AG	1,005	189,261
Sonova Holding AG	437	99,979
Straumann Holding AG	824	808,795
Swatch Group AG (TRQX)	414	21,860
Swatch Group AG (XEGT)	228	63,554
Swiss Life Holding AG	265	132,951
Swiss Prime Site AG	598	69,323
Swiss Re AG	2,320	260,754
Swisscom AG	204	108,035
Temenos AG	514	81,264
UBS Group AG	116,505	1,470,393
Vifor Pharma AG	358	65,396
Zurich Insurance Group AG	3,907	1,602,417
		39,859,719
Taiwan — 0.8%
Largan Precision Co., Ltd.	3,000	500,384
Taiwan Semiconductor Manufacturing Co., Ltd.	177,000	1,954,398
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,022	466,078
		2,920,860
Turkey — 0.2%
Turkiye Garanti Bankasi AS†	322,726	604,331
United Kingdom — 15.0%
3i Group PLC	7,662	111,437
Admiral Group PLC	1,489	45,541
Anglo American PLC	8,166	235,046
Antofagasta PLC	137,176	1,665,856
Ashtead Group PLC	3,632	116,136
ASOS PLC†	13,570	606,291
Associated British Foods PLC	2,805	96,529
AstraZeneca PLC	10,330	1,040,875
Auto Trader Group PLC*	7,295	57,456
AVEVA Group PLC	509	31,392
Aviva PLC	134,860	747,947
BAE Systems PLC	25,229	188,747
Barclays PLC	135,830	323,209
Barclays PLC ADR	13,200	125,664
Barratt Developments PLC	8,017	79,284
Berkeley Group Holdings PLC	940	60,501
BHP Group PLC	98,157	2,310,173
BP PLC	160,417	1,002,095
British American Tobacco PLC	18,063	773,177
British Land Co. PLC	6,953	58,833
BT Group PLC	66,145	168,608
Bunzl PLC	39,328	1,075,738
Burberry Group PLC	73,265	2,139,882
Carnival PLC	1,260	60,818
Centrica PLC	45,817	54,195
Close Brothers Group PLC	7,073	149,715
Coca-Cola European Partners PLC	1,822	92,703
Compass Group PLC	40,456	1,012,813
Croda International PLC	1,012	68,633
Diageo PLC	93,262	3,953,732
Direct Line Insurance Group PLC	180,811	748,444
easyJet PLC	1,251	23,605
Evraz PLC	4,002	21,416
G4S PLC	12,218	35,281
GlaxoSmithKline PLC	118,832	2,800,232
GlaxoSmithKline PLC ADR	27,700	1,301,623
Great Portland Estates PLC	47,390	539,846
Halma PLC	2,990	83,805
Hargreaves Lansdown PLC	2,241	57,439
HSBC Holdings PLC	158,984	1,246,483
Imperial Brands PLC	7,507	185,849
Informa PLC	9,857	111,895
InterContinental Hotels Group PLC	1,362	93,958
Intertek Group PLC	1,271	98,522
ITV PLC	28,528	57,060
J Sainsbury PLC	13,935	42,436
JD Sports Fashion PLC	3,449	38,257
Johnson Matthey PLC	22,768	903,548
Kingfisher PLC	239,569	688,613
Land Securities Group PLC	5,547	72,741
Legal & General Group PLC	46,968	188,508
Lloyds Banking Group PLC	3,419,133	2,830,614

9

London Stock Exchange Group PLC	2,479	254,485
M&G PLC†	20,157	63,332
Marks & Spencer Group PLC	15,356	43,427
Meggitt PLC	138,363	1,203,754
Melrose Industries PLC	318,567	1,013,159
Micro Focus International PLC	2,669	37,609
Mondi PLC	3,824	89,782
National Grid PLC	86,395	1,080,646
Next PLC	13,701	1,273,651
NMC Health PLC	740	17,320
Ocado Group PLC†	44,276	750,108
Pearson PLC	6,158	51,959
Persimmon PLC	21,528	768,506
Prudential PLC	151,276	2,903,509
Reckitt Benckiser Group PLC	5,586	453,498
RELX PLC	15,308	386,378
Rentokil Initial PLC	14,563	87,384
Rio Tinto PLC	8,898	530,737
Rolls-Royce Holdings PLC	13,607	123,139
Royal Bank of Scotland Group PLC	38,089	121,238
Royal Dutch Shell PLC, Class A	33,692	997,445
Royal Dutch Shell PLC, Class B	29,418	872,668
Royal Dutch Shell PLC, Class B ADR	19,019	1,140,569
RSA Insurance Group PLC	71,308	534,235
Sage Group PLC	8,572	85,045
Schroders PLC	979	43,235
Segro PLC	8,609	102,312
Severn Trent PLC	1,873	62,397
Smith & Nephew PLC	45,983	1,116,159
Smiths Group PLC	3,120	69,720
Spirax-Sarco Engineering PLC	580	68,299
SSE PLC	8,042	153,235
St James’s Place PLC	4,189	64,615
Standard Chartered PLC	83,832	791,076
Standard Life Aberdeen PLC	18,894	82,114
Taylor Wimpey PLC	25,827	66,163
Tesco PLC	77,119	260,691
Unilever PLC	89,868	5,178,798
United Utilities Group PLC	5,370	67,105
Vodafone Group PLC	210,788	409,768
Vodafone Group PLC ADR	54,200	1,047,686
Weir Group PLC	2,044	40,869
Whitbread PLC	23,699	1,521,241
WM Morrison Supermarkets PLC	18,900	50,020
		56,702,287
United States — 0.8%
Autoliv, Inc. SDR	6,341	535,056
Booking Holdings, Inc.†	452	928,286
Broadcom, Inc.	3,000	948,060
International Flavors & Fragrances, Inc.	0	14
MercadoLibre, Inc.†	1,029	588,526
		2,999,942
Total Common Stocks (cost $320,658,496)		370,215,996

EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE ETF (cost $90,272)	1,300	90,272
RIGHTS — 0.0%
Spain — 0.0%
Repsol SA† Expires 01/21/2020 (cost $5,354)	11,331	5,376
Total Long-Term Investment Securities (cost $320,754,122)		370,311,644

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(2)	280,593	280,593
T. Rowe Price Government Reserve Fund 1.59%(2)	155	155
		280,748
U.S Government Treasuries — 0.1%
United States Treasury Bills 1.53% due 05/28/2020(3)	$390,000	387,555
Total Short-Term Investment Securities (cost $668,334)		668,303
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $3,388,047 collateralized by $3,455,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $3,459,319 (cost $3,388,000)	3,388,000	3,388,000
TOTAL INVESTMENTS (cost $324,810,456)	99.3%	374,367,947
Other assets less liabilities	0.7	2,652,355
NET ASSETS	100.0%	$377,020,302

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $5,433,470 representing 1.4% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2019.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest

10

CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange Traded Funds
FDR	— Fiduciary Depositary Receipt
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts

Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)

52	Long	MSCI EAFE Index	March 2020	$5,284,720	$5,294,900	$10,180

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

11

Industry Allocation*
Medical-Drugs	9.9%
Banks-Commercial	6.6
Diversified Banking Institutions	3.9
Food-Misc./Diversified	3.1
Oil Companies-Integrated	3.1
Insurance-Life/Health	3.1
Cosmetics & Toiletries	2.8
Insurance-Multi-line	2.6
Auto-Cars/Light Trucks	2.5
Medical Products	2.2
Telephone-Integrated	2.2
Electronic Components-Semiconductors	1.7
Semiconductor Equipment	1.5
Diversified Manufacturing Operations	1.5
Apparel Manufacturers	1.5
Industrial Automated/Robotic	1.5
Chemicals-Diversified	1.3
Enterprise Software/Service	1.2
Beverages-Wine/Spirits	1.2
Semiconductor Components-Integrated Circuits	1.1
Audio/Video Products	1.1
Retail-Apparel/Shoe	1.1
Electronic Components-Misc.	1.1
Food-Retail	1.1
Repurchase Agreements	0.9
Insurance-Property/Casualty	0.9
Machinery-Electrical	0.9
Diversified Minerals	0.9
Rubber-Tires	0.9
Import/Export	0.9
Electric-Integrated	0.8
Real Estate Investment Trusts	0.8
Human Resources	0.8
Chemicals-Specialty	0.8
Auto/Truck Parts & Equipment-Original	0.8
Food-Dairy Products	0.8
E-Commerce/Products	0.8
Real Estate Management/Services	0.8
Metal-Diversified	0.8
Cellular Telecom	0.7
Internet Content-Information/News	0.6
Toys	0.6
Dialysis Centers	0.6
Power Converter/Supply Equipment	0.6
Insurance-Reinsurance	0.6
Building-Residential/Commercial	0.6
Electric-Generation	0.6
Finance-Other Services	0.6
Brewery	0.6
Real Estate Operations & Development	0.5
Medical-Biomedical/Gene	0.5
Machinery-General Industrial	0.5
Medical Labs & Testing Services	0.5
Gas-Distribution	0.5
Energy-Alternate Sources	0.5
Retail-Jewelry	0.5
Metal-Copper	0.5
Optical Supplies	0.5
Aerospace/Defense	0.4
Hotels/Motels	0.4
Finance-Leasing Companies	0.4
Coatings/Paint	0.4
E-Commerce/Services	0.4
Wire & Cable Products	0.4
Investment Companies	0.4
Miscellaneous Manufacturing	0.4
Athletic Footwear	0.4
Industrial Gases	0.4
Instruments-Controls	0.4
Electronic Security Devices	0.4
Tobacco	0.4
Medical Instruments	0.4
Transport-Rail	0.3
Investment Management/Advisor Services	0.3
Commercial Services	0.3
Distribution/Wholesale	0.3
Multimedia	0.3
Web Portals/ISP	0.3
Diversified Operations	0.3
Networking Products	0.3
Metal-Aluminum	0.3
Aerospace/Defense-Equipment	0.3
Food-Catering	0.3
Advertising Agencies	0.3
Oil Refining & Marketing	0.3
Retail-Building Products	0.3
Agricultural Chemicals	0.3
Machinery-Farming	0.3
Textile-Apparel	0.3
Tools-Hand Held	0.3
Wireless Equipment	0.3
Computer Data Security	0.3
Building & Construction Products-Misc.	0.3
Paper & Related Products	0.2
Rental Auto/Equipment	0.2
Entertainment Software	0.2
Transport-Services	0.2
Electric Products-Misc.	0.2
Computer Services	0.2
Consulting Services	0.2
Soap & Cleaning Preparation	0.2
Building Products-Cement	0.2
Non-Ferrous Metals	0.2
Photo Equipment & Supplies	0.2
E-Marketing/Info	0.2
Machinery-Construction & Mining	0.2
Office Automation & Equipment	0.2
Telecom Services	0.2
Building-Heavy Construction	0.1
Advertising Services	0.1
Containers-Paper/Plastic	0.1
Electric-Distribution	0.1
Satellite Telecom	0.1
Oil Companies-Exploration & Production	0.1
Retail-Drug Store	0.1
Internet Content-Entertainment	0.1
U.S. Government Treasuries	0.1
Finance-Investment Banker/Broker	0.1
Steel-Producers	0.1
Commercial Services-Finance	0.1
Public Thoroughfares	0.1
Building Products-Air & Heating	0.1
Registered Investment Companies	0.1
Auto-Heavy Duty Trucks	0.1
Private Equity	0.1
Security Services	0.1
Resorts/Theme Parks	0.1
Computer Aided Design	0.1
Publishing-Periodicals	0.1
Gold Mining	0.1

12

Respiratory Products	0.1
99.3%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$14,015,305	$—		$0	$14,015,305
Portugal	185,928	—		0	185,928
Other countries	162,628,402	193,386,361	**	—	356,014,763
Exchange-Traded Funds	90,272	—		—	90,272
Rights	5,376	—		—	5,376
Short-Term Investment Securities:
Registered Investment Companies	280,748	—		—	280,748
U.S Government Treasuries	—	387,555		—	387,555
Repurchase Agreements	—	3,388,000		—	3,388,000
Total Investments at Value	$177,206,031	$197,161,916		$0	$374,367,947

Other Financial Instruments:†
Futures Contracts	$10,180	$—		$—	$10,180

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

**          Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 1).

†                 Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Note to Portfolio of Investments

13

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
ASSET BACKED SECURITIES — 14.8%
Diversified Financial Services — 14.8%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.29% (1 ML+0.50%) due 01/25/2036(1)	$102,332	$96,640
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 2.33% (1 ML+0.54%) due 11/25/2035(1)	104,730	103,711
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(1)	138,973	123,759
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 3.18% (12 MTA+0.94%) due 10/25/2046(1)	51,295	45,644
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	539,621
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	202,389
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(1)(2)	663,714	662,292
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(1)(2)	1,405,949	1,409,227
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	613,732	615,594
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 3.41% (3 ML+1.47%) due 04/24/2029*(3)	1,080,000	1,079,768
Apidos CLO FRS Series 2013-16A, Class A1R 2.95% (3 ML+0.98%) due 01/19/2025*(3)	4,516	4,513
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 3.04% (3 ML+1.10%) due 04/25/2026*(3)	576,236	575,972
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	99,693
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	129,000	130,862
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 3.12% (3 ML+1.15%) due 07/20/2025*(3)	123,510	123,454
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 1.85% (1 ML+0.06%) due 01/25/2037(1)	11,025	9,204
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 1.99% (1 ML+0.23%) due 02/20/2047(1)	247,327	243,542
BANK VRS Series 2018-BN14, Class XA 0.52% due 09/15/2060(2)(4)(5)	9,630,990	333,862
BANK VRS Series 2017-BNK8, Class XA 0.74% due 11/15/2050(2)(4)(5)	8,586,878	419,583
BANK VRS Series 2019-BN23, Class XA 0.76% due 12/15/2052(2)(4)(5)	3,680,000	215,013
BANK VRS Series 2019-BN24, Class XA 0.77% due 11/15/2062(2)(4)(5)	2,270,000	124,312
BANK VRS Series 2019-BN20, Class XA 0.84% due 09/15/2062(2)(4)(5)	4,600,331	308,783
BANK VRS Series 2019-BN18, Class XA 0.91% due 05/15/2062(2)(4)(5)	2,920,534	205,574
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	500,196
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(4)	239,000	252,555
BANK VRS Series 2018-BN13, Class A5 4.22% due 08/15/2061(2)(4)	1,055,000	1,180,433
Barclays Commercial Mtg. Trust Series 2019-C4, Class A5 2.92% due 08/15/2052(4)	1,175,000	1,199,989
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)	1,197,736	1,218,260
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(2)	851,320	858,582
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(2)	677,863	688,495
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(2)	1,045,662	1,056,094
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(2)	993,679	1,016,799
BCAP LLC Trust FRS Series 2006-AA2, Class A1 1.96% (1 ML+0.17%) due 01/25/2037(1)	15,726	15,043
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.27% (1 ML+0.48%) due 02/25/2036(1)	47,155	47,917

Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 2.29% (1 ML+0.50%) due 01/25/2036(1)	129,283	148,294
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 1.97% (1 ML+0.18%) due 10/25/2036(1)	75,367	72,222
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 1.99% (1 ML+0.20%) due 02/25/2037(1)	156,397	170,769
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 2.74% (1 ML+0.95%) due 08/25/2028*(1)	125,810	125,820
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 2.89% (1 ML + 1.10%) due 07/25/2029*(1)	324,300	324,578
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 2.99% (1 ML + 1.20%) due 10/25/2028*(1)	351,844	351,920
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.09% (1 ML+ 1.30%) due 03/25/2029*(1)	403,816	404,144
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 3.19% (1 ML + 1.40%) due 10/25/2029*(1)	1,730,000	1,730,539
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.52% due 01/15/2051(2)(4)(5)	2,635,211	88,931
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(2)(4)(5)	4,583,155	156,654
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.67% due 01/15/2052(2)(4)(5)	9,243,399	447,820
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.07% due 08/15/2052(2)(4)(5)	2,038,134	150,576
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(4)	1,165,000	1,215,385
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	432,000	446,516
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(4)	300,000	324,491
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(2)(4)	1,000,000	1,110,547
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1R 3.14% (3 ML + 1.14%) due 01/15/2029*(3)	680,000	679,815
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(1)(6)	1,522,223	1,526,065
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 2.66% (1 ML+0.92%) due 10/15/2036*(4)	1,230,000	1,230,986
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.74% (1 ML+1.00%) due 04/15/2034*(4)	200,000	200,123
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 4.29% (1 ML + 2.55%) due 12/15/2037*(4)	675,000	678,172
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	99,865
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R
2.72% (3 ML+0.78%)
due 04/27/2027*(3)	1,215,745	1,214,403
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	160,000	160,391
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	95,000	96,193
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	255,027
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(2)(4)	1,300,000	1,382,672
Century Plaza Towers Series 2019-CPT, Class A 2.87% due 11/13/2039*(4)	1,275,000	1,280,703
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(1)(2)	216,929	221,388
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.78% due 12/25/2035(1)(2)	111,097	110,968
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	198,609	193,829
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.79% due 09/25/2047(1)(2)	135,107	128,896

CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 2.77% (3 ML+0.80%) due 01/20/2028*(3)	1,601,000	1,592,812
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(2)	1,100,342	1,104,648
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(3)	975,000	1,020,686
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,689
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 0.95% due 07/10/2047(2)(4)(5)	3,541,241	136,539
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.09% due 04/10/2048(2)(4)(5)	3,495,860	139,372
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,097,300
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(4)	1,235,000	1,325,230
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(1)(2)	418,162	418,678
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(6)	411,176	410,948
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(1)(2)	1,094,645	1,106,700
COLT Mtg. Loan Trust LLC VRS Series 2019-4, Class A1 2.58% due 11/25/2049*(1)(2)	947,270	945,666
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	614,173	615,153
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 3.09% (3 ML+1.15%) due 10/25/2028*(3)	720,000	719,803
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 2.64% (1 ML+0.90%) due 10/15/2036*(4)	1,040,000	1,039,999
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	894,453
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.11% (1 ML+0.32%) due 11/25/2035(1)	40,715	37,241
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 2.33% (1 ML+0.54%) due 01/25/2036(1)	105,840	102,131
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 2.59% (1 ML+0.80%) due 12/25/2035(1)	87,315	78,966
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	143,932	103,880
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 2.47% (1 ML+0.68%) due 03/25/2035(1)	44,719	41,677
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.43% due 11/20/2035(1)(2)	28,266	25,841
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 4.16% due 06/20/2035(1)(2)	67,227	68,685
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.76% due 06/15/2057(2)(4)(5)	9,430,450	312,028
CSAIL Commercial Mtg. Trust VRS
Series 2016-C6, Class XA
1.90% due 01/15/2049(2)(4)(5)	2,142,268	182,774
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(4)	225,000	231,262
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	770,668
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,519,453
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	743,410
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(2)	574,556	574,257
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(2)(4)	1,536,000	1,637,372
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(1)(2)	1,411,030	1,415,237
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 1.94% (1 ML+0.15%) due 12/25/2036(1)	157,907	149,261

Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 1.94% (1 ML+0.15%) due 03/25/2037(1)	14,011	13,277
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	100,000	102,388
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	340,000	340,058
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	750,500	771,829
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	466,654
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 2.80% (3 ML+0.80%) due 07/15/2030*(3)	229,500	229,385
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 3.16% (12 MTA+0.92%) due 03/19/2046(1)	306,318	283,145
Eagle RE, Ltd. FRS Series 2018-1, Class M1 3.49% (1 ML+1.70%) due 11/25/2028*(1)	460,959	461,599
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,055,061
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 2.10% (1 ML+0.31%) due 09/25/2036	495,000	455,827
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	104,415
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 3.69% (1 ML+1.90%) due 11/26/2029*(1)	777,000	779,818
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	100,111
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	125,000	125,576
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.94% due 09/19/2035(1)(2)	25,905	25,191
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 4.16% due 04/19/2036(1)(2)	182,281	169,255
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 1.95% (1 ML+0.16%) due 02/25/2037(1)	27,826	28,121
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 3.64% (12 MTA+1.40%) due 10/25/2045(1)	154,449	132,350
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,301,896
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	176,145
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,252,402
GS Mtg. Securities Trust Series 2016-GS4, Class A3 3.18% due 11/10/2049(4)	1,140,000	1,185,295
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,396,430
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)	333,795	341,945
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 1.84% (1 ML+0.05%) due 12/25/2046	34,441	22,272
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 1.86% (1 ML+0.07%) due 12/25/2046	70,842	33,570
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 1.87% (1 ML+0.08%) due 02/25/2037	358,980	167,480
GSAA Home Equity Trust FRS Series 2006-19, Class A1 1.88% (1 ML+0.09%) due 12/25/2036	12,909	5,764
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.89% (1 ML+0.10%) due 03/25/2037	397,685	179,405
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.03% (1 ML+0.24%) due 11/25/2036	89,506	47,760
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.09% (1 ML+0.30%) due 03/25/2036	17,260	12,278
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.11% (1 ML+0.32%) due 04/25/2047	142,319	91,455

GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	98,407	44,083
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(2)	319,035	139,120
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.09% (1 ML+0.30%) due 01/25/2037(1)	426,214	166,784
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.96% due 01/25/2036(1)(2)	7,244	7,362
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.96% due 01/25/2036(1)(2)	93,743	94,882
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 4.26% due 10/25/2035(1)(2)	72,669	58,539
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 1.95% (1 ML+0.19%) due 01/19/2038(1)	10,023	9,485
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.00% (1 ML+0.24%) due 12/19/2036(1)	222,391	211,574
Hertz Vehicle Financing II LP Series 2019-3A, Class A 2.67% due 12/26/2025*	100,000	99,689
Home Re, Ltd. FRS Series 2018-1, Class M1 3.39% (1 ML + 1.60%) due 10/25/2028*(1)	464,852	464,992
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(1)(2)	532,229	530,168
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	47,000	47,721
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 2.06% (1 ML+0.27%) due 02/25/2036	200,000	198,551
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(4)	475,000	530,273
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.07% (1 ML+0.28%) due 07/25/2035(1)	4,909	4,429
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.87% due 12/25/2036(1)(2)	185,133	175,687
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.92% due 04/25/2037(1)(2)	145,929	111,251
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(4)	400,000	396,101
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	942,715	961,793
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(1)(2)	671,287	676,891
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 4.28% due 05/25/2036(1)(2)	89,509	89,079
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	307,380
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,438,991
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(4)	1,110,000	1,152,528
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1
3.00% due 06/25/2059*(1)(6)	834,837	833,590
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(1)(6)	1,046,804	1,047,577
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(6)	1,581,894	1,597,147
Lehman XS Trust FRS Series 2006-16N, Class A4A 1.98% (1 ML+0.19%) due 11/25/2046(1)	311,587	295,493
LSTAR Securities Investment Trust FRS Series 2019-2A, Class A1 3.28% (1 ML+1.50%) due 04/01/2024*(1)	147,870	148,404
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 3.48% (1 ML+1.70%) due 03/01/2024*(1)	497,121	508,053
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.28% (1 ML + 1.50%) due 05/01/2024*(1)	1,091,451	1,095,554
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 3.23% (3 ML+1.26%) due 07/20/2026*(3)	559,313	559,087

MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.70% due 11/21/2034(1)(2)	53,818	55,103
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	16,000	16,252
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 4.22% due 07/25/2035(1)(2)	146,965	110,444
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	383,696	387,988
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(2)	257,476	255,726
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	867,718	867,632
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(1)(2)	1,663,671	1,672,026
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.50% due 08/25/2058*(2)	990,800	1,015,056
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 1.94% (1 ML+0.15%) due 06/25/2036	5,443	4,664
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.00% due 12/15/2047(2)(4)(5)	1,893,781	73,052
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	492,963	493,075
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	820,879
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,933,497
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	51,873
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.44% due 06/15/2050(2)(4)(5)	1,740,761	127,135
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(4)	1,475,000	1,526,965
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	769,071
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 1.96% (1 ML+0.17%) due 11/25/2036	244,286	105,832
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.64% (1 ML+0.90%) due 12/15/2033*(4)	300,000	299,249
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 3.54% (1 ML+1.80%) due 12/15/2033*(4)	575,000	573,921
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(4)	375,000	371,901
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 2.80% (3 ML+0.80%) due 01/15/2028*(3)	1,535,000	1,533,949
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	1,155,000	1,153,368
New Residential Advance Receivables Trust Series 2019-T3, Class AT3 2.51% due 09/15/2052*	1,135,000	1,134,348
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(1)(2)	496,310	494,108
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 2.54% (1 ML + 0.75%) due 01/25/2048*(1)	1,143,839	1,140,724
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.29% (1 ML+1.50%) due 06/25/2057*(1)	1,044,244	1,057,205
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(1)(2)	836,471	852,488
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035)*(1)(2)	892,801	921,502
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(2)	796,094	822,183
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(2)	1,505,453	1,563,186
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(2)	1,541,301	1,607,822

New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(2)	1,260,952	1,310,210
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(2)	1,016,584	1,059,740
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(1)(2)	1,239,927	1,287,642
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(1)(2)	931,921	977,942
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.37% due 06/25/2036(1)(2)	127,639	111,728
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	775,568	777,979
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	488,116	488,505
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 11/25/2048*(1)(2)	1,178,572	1,189,095
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.85% (3 ML+0.85%) due 04/17/2027*(3)	841,734	841,307
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	970,000	971,164
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(4)	320,000	311,536
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,549,812	1,549,566
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 2.99% (3 ML+1.05%) due 04/30/2027*(3)	2,095,000	2,093,927
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 3.01% (3 ML+1.01%) due 07/17/2029*(3)	330,000	328,113
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 3.70% (1 ML+2.00%) due 03/27/2024*(1)	724,672	724,011
Preston Ridge Partners Mtg. Series 2019-3A, Class A1 3.35% due 07/25/2024*(6)	397,016	397,569
Pretium Mtg. Credit Partners I Series 2019-CFL1, Class A1 3.72% due 01/25/2059*(6)	663,779	661,631
Pretium Mtg. Credit Partners I LLC Series 2019-NPL3, Class A1 3.10% due 07/27/2059*(6)	1,095,050	1,094,018
PRPM VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(1)(2)	398,000	397,687
RALI Series Trust FRS Series 2006-QA3, Class A2 2.09% (1 ML+0.30%) due 04/25/2036(1)	344,448	327,736
RALI Series Trust VRS Series 2007-QH9, Class A1 3.47% due 11/25/2037(1)(2)	56,515	52,731
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	70,190	68,468
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)	338,636	156,111
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)	155,148	87,501
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.77% due 04/25/2037(1)(2)	19,602	18,311
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 1.88% (1 ML+0.09%) due 07/25/2036	176,045	89,525
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.12% (3 ML+1.12%) due 07/17/2026*(3)	312,611	312,488
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(1)(2)	297,647	302,438
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	86,975	87,279
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 1.97% (1 ML+0.18%) due 07/25/2037	40,791	36,995
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.04% (1 ML+0.25%) due 11/25/2036	290,000	272,364
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(6)	1,533,039	1,530,494
Structured Adjustable Rate Mtg. Loan Trust VRS Series 2004-13, Class A2 0.49% due 09/25/2034(1)(2)	20,766	19,709

Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 2.02% (1 ML+0.23%) due 02/25/2036(1)	106,186	97,558
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 2.95% (3 ML+0.95%) due 07/14/2026*(3)	1,130,000	1,130,040
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.13% (3 ML+1.16%) due 10/20/2026*(3)	435,312	435,118
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(2)	561,476	563,795
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(2)	1,181,195	1,188,156
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	101,538
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	153,976
Vericrest Opportunity Loan Transferee Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(6)	469,743	469,512
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(6)	1,680,000	1,679,187
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(6)	990,578	986,764
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(6)	1,163,122	1,160,309
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1 3.97% due 03/25/2049*(6)	460,285	462,648
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(1)(6)	1,082,124	1,083,678
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,216,221
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	187,721	187,897
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	562,604	562,947
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(6)	1,144,256	1,144,245
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.63% (COFI 11+1.50%) due 11/25/2046(1)	64,577	64,838
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 3.12% (12 MTA+0.88%) due 10/25/2046(1)	151,836	144,809
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 3.15% (12 MTA+0.82%) due 12/25/2046(1)	385,176	360,975
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.74% due 06/25/2037(1)(2)	132,160	125,463
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 2.39% (1 ML+0.60%) due 07/25/2036(1)	70,942	46,931
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 3.07% (12 MTA+0.83%) due 11/25/2046(1)	122,885	114,858
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.12% due 09/15/2057(2)(4)(5)	9,363,706	327,471
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.13% due 05/15/2048(2)(4)(5)	3,091,015	138,400
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(2)(4)	75,000	76,039
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.51% due 10/25/2036(1)(2)	64,241	62,142
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	441,000	448,444
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	785,000	783,792
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,225,680

WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(2)(4)(5)	447,853	2,527
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	411,888	423,972
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	99,874
Total Asset Backed Securities (cost $138,516,934)		139,776,859

U.S. CORPORATE BONDS & NOTES — 27.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	74,000	79,677
Advertising Sales — 0.0%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	42,000	44,625
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	238,000	252,643
Boeing Co. Senior Notes 3.25% due 02/01/2035	1,020,000	1,043,932
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	703,000	824,895
		2,121,470
Aerospace/Defense-Equipment — 0.5%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	1,320,000	1,340,953
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	945,000	994,938
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	58,000	59,021
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	60,000	61,677
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	174,362
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	785,000	856,104
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	495,000	585,766
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	244,370
		4,317,191
Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(8)	3,203	3,221
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	56,396	58,150
		61,371
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	70,000	74,780
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,181,637
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	300,000	375,659
SS&C Technologies, Inc.
Company Guar. Notes
5.50% due 09/30/2027*	84,000	89,670
		1,721,746
Auction Houses/Art Dealers — 0.0%
BidFair MergeRight, Inc. Senior Sec. Notes 7.38% due 10/15/2027*	85,000	86,062
Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	161,000	163,417
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	90,000	92,999
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	415,000	395,451
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	314,000	313,765
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	245,000	237,589
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	200,000	204,117
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	650,000	665,152
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	280,000	288,567

General Motors Co. Senior Notes 4.20% due 10/01/2027	415,000	434,046
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	1,008,862
General Motors Co. Senior Notes 5.20% due 04/01/2045	550,000	555,501
General Motors Co. Senior Notes 5.95% due 04/01/2049	265,000	293,782
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	269,649
General Motors Co. Senior Notes 6.75% due 04/01/2046	410,000	480,982
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	169,000	174,237
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	218,000	222,458
Hyundai Capital America Company Guar. Notes 3.50% due 11/02/2026*	152,000	154,143
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	109,000	109,341
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	75,000	72,750
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	175,000	184,169
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*	200,000	201,745
		6,522,722
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	77,805
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022	88,000	88,500
		166,305
Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	37,000	38,110
Lear Corp. Senior Notes 5.25% due 05/15/2049	129,000	133,926
		172,036
Banks-Commercial — 0.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	475,000	518,246
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	83,000	89,216
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	270,000	269,668
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	181,000	259,239
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	660,000	678,382
SunTrust Bank Senior Notes 3.20% due 04/01/2024	349,000	363,135
SunTrust Bank Senior Notes 3.50% due 08/02/2022	122,000	124,779
Zions Bancorp NA Sub. Notes
3.25% due 10/29/2029	250,000	245,503
		2,548,168
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	1,810,000	1,812,363
State Street Corp. Senior Notes 2.35% due 11/01/2025	1,105,000	1,109,869
		2,922,232
Banks-Super Regional — 1.4%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	720,000	721,263
KeyCorp Senior Notes 2.55% due 10/01/2029	910,000	889,919
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	1,455,000	1,460,408
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	2,770,000	2,772,610
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,415,847
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	886,000	911,415

Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	958,285
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,000,000	1,020,636
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	985,000	1,047,120
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	720,000	761,275
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	323,000	353,972
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	353,188
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	250,000	329,462
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022	357,000	357,553
		13,352,953
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	150,000	159,750
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	116,272
		276,022
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	199,000	217,343
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	120,000	116,067
		333,410
Brewery — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	112,000	132,846
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,254,000	1,435,082
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	90,000	104,325
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,114,000	1,302,926
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,730,000	3,435,519
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	182,000	236,475
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	425,000	430,982
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	335,000	354,520
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	43,711
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	670,000	678,341
		8,154,727
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	678,777
Discovery Communications LLC Company Guar. Notes
3.95% due 06/15/2025	509,000	543,450
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	475,000	536,838
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	124,000	146,994
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	515,000	655,322
Fox Corp. Senior Notes 5.48% due 01/25/2039*	93,000	113,794
		2,675,175
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	239,000	226,851
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	98,818
		325,669
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	78,000	85,020

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	127,000	131,875
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	73,000	70,445
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	104,000	108,420
Cable/Satellite TV — 1.4%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	103,000	106,862
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	37,776
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	87,763
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	29,505
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024	81,000	83,322
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	330,000	347,986
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	100,000	113,466
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	22,821
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	302,915
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	69,000	86,847
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,610,000	1,995,959
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	205,000	204,831
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	439,000	440,881
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	916,312
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	755,000	766,981
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	57,615
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	285,000	311,053
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	295,777
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	705,000	806,422
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	520,000	619,979
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	290,000	377,934
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	80,349
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	256,821
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,709,000	1,757,431
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	335,000	371,097
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	64,650
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	270,000	289,939

DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	307,755
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	316,937
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	143,472
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,245,000	1,527,297
		13,128,755
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	49,000	50,899
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	455,000	468,100
		518,999
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	110,000	121,137
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	435,000	479,948
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	210,000	222,386
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,195,000	1,302,550
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	35,000	36,166
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	41,000	42,180
		2,083,230
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	1,560,000	1,669,119
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	170,000	177,436
		1,846,555
Chemicals-Plastics — 0.0%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	66,000	65,670
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	175,000	176,793
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	164,000	174,288
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	85,000	119,118
		470,199
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	87,512
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	725,000	732,271
Commercial Services — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	53,000	56,513
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes
5.00% due 04/15/2022*	95,000	95,356
		151,869
Commercial Services-Finance — 0.3%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	305,000	310,859
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	2,055,000	2,183,581
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	75,000	72,563
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	83,000	83,064
		2,650,067
Computer Services — 0.5%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	580,000	597,033
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	615,000	638,197
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	1,475,000	1,557,096

International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,475,000	1,586,964
		4,379,290
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	105,000	102,637
Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	111,000	110,214
Apple, Inc. Senior Notes 2.20% due 09/11/2029	2,545,000	2,497,221
Apple, Inc. Senior Notes 2.85% due 05/06/2021	136,000	138,098
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	168,658
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	579,560
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	195,000	224,484
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	118,000	155,163
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	119,000	142,760
		4,016,158
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	106,000	102,290
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	19,000	20,235
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	57,000	61,852
		184,377
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	77,625
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	37,000	38,757
		116,382
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	25,000	26,281
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	52,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	80,000	82,400
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	75,000	76,688
		237,619
Containers-Paper/Plastic — 0.0%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	50,000	51,360
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	73,000	78,657
		130,017
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	75,000	78,937
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	79,072
		158,009
Data Processing/Management — 0.2%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	55,000	55,412
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	290,000	325,070
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	805,000	833,695
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	141,000	160,075
		1,374,252
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	54,000	54,743
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	50,000	49,687

Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	175,000	179,948
		229,635
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	128,125
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	75,000	76,125
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	59,000	61,360
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	111,000	116,272
		253,757
Diversified Banking Institutions — 4.6%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	945,000	951,322
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,100,610
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,560,601
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	1,065,000	1,101,832
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,660,000	1,736,358
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	950,000	997,637
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	171,000	182,843
Bank of America Corp. Senior Notes 3.95% due 01/23/2049	595,000	675,837
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	865,000	949,656
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	102,000	110,614
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	536,726
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	938,100
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	1,420,000	1,424,421
Citigroup, Inc. FRS Senior Notes 3.00% (3 ML+1.10%) due 05/17/2024	1,940,000	1,965,734
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	100,000	104,080
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	558,035
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	257,000	273,999
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,301,290
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	1,950,000	2,134,880
Citigroup, Inc. Senior Notes
4.08% due 04/23/2029	1,270,000	1,390,242
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	770,000	838,492
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	124,000	136,621
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	153,000	183,008
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	205,000	234,415
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	84,000	105,541
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	78,000	100,460
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,373,000	1,378,456
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	755,000	765,713
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,639,063
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,173,000	1,248,054
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	399,614

Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	215,000	233,658
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	590,000	650,522
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	162,000	175,970
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	230,000	280,788
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	804,056
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	624,000	866,816
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	198,000	198,029
JPMorgan Chase & Co. FRS Senior Notes 3.17% (3 ML+1.23%) due 10/24/2023	460,000	467,823
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	389,000	398,277
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,145,641
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,307,385
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,077,382
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,043,509
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	115,000	127,297
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	300,000	329,530
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	467,334
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	550,000	867,023
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	277,085
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,492,022
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,270,000	1,350,408
Morgan Stanley Senior Notes 3.63% due 01/20/2027	401,000	426,990
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	541,775
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	870,015
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,060,423
Morgan Stanley Senior Notes 4.43% due 01/23/2030	75,000	84,831
Morgan Stanley Senior Notes 5.50% due 07/24/2020	146,000	148,946
		43,717,789
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	113,000	119,852
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	485,000	489,456
		609,308
Drug Delivery Systems — 0.2%
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	1,795,000	1,869,567
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,030,000	1,170,682
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	75,000	94,645
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	185,000	242,427
		1,507,754
E-Commerce/Services — 0.0%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	79,000	73,968
Electric-Distribution — 0.5%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	493,897
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	270,089

Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	210,000	241,178
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	392,000	403,587
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	78,094
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	565,000	665,634
Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	750,051
Sempra Energy Senior Notes 3.40% due 02/01/2028	980,000	1,015,949
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	371,219
Sempra Energy Senior Notes 4.00% due 02/01/2048	105,000	110,367
		4,400,065
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	126,000	145,889
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	135,848
		281,737
Electric-Integrated — 2.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	58,000	64,376
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	345,000	364,772
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	177,000	243,145
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	74,000	73,952
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	555,000	557,391
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	226,000	233,544
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	38,842
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	389,000	506,012
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	236,000	284,535
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	236,000	270,125
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	89,295
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	54,075
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	13,606
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	470,000	498,160
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	799,896
Duke Energy Indiana LLC
1st Mtg. Notes
3.25% due 10/01/2049	500,000	500,067
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	240,575
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	127,000	129,695
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,017,512
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	144,000	165,473
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	93,868
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	335,000	336,989
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	880,000	875,866
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	241,090
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	566,300
Exelon Corp. Senior Notes 3.95% due 06/15/2025	340,000	365,792
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	299,000	422,219

Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	340,000	390,203
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	748,000	747,707
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	554,147
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	397,013
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	93,000	91,249
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	765,558
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	424,760
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	259,566
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	144,000	154,835
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	595,000	617,063
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	255,000	243,617
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	170,000	195,381
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	151,000	164,754
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	104,000	119,658
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	330,000	364,014
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	439,597
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,025,000	1,061,756
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	535,000	534,514
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	393,767
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	146,000	156,002
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	671,905
Southern Co. Senior Notes 3.25% due 07/01/2026	595,000	619,926
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	16,636
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	83,640
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	33,000	34,723
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	210,000	233,074
Xcel Energy, Inc.
Senior Notes
3.50% due 12/01/2049	340,000	345,680
		19,127,917
Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	65,000	62,893
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	295,000	288,346
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	197,581
		548,820
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	65,000	71,581
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	865,000	875,542
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,785,000	1,854,183
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	465,000	508,469
Intel Corp. Senior Notes 3.73% due 12/08/2047	260,000	286,254

Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	184,723
		3,780,752
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	17,285
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	240,000	262,189
		279,474
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	85,000	89,618
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	138,000	145,006
		234,624
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	113,162
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	1,235,000	1,243,713
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	75,000	76,688
Oracle Corp. Senior Notes 2.95% due 11/15/2024	116,000	120,583
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	503,446
		700,717
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	70,000	75,688
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	111,443
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	62,000	58,590
SLM Corp. Senior Notes 5.63% due 08/01/2033	96,000	82,560
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	34,000	35,489
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	142,187
Synchrony Financial Senior Notes 2.85% due 07/25/2022	53,000	53,655
Synchrony Financial Senior Notes 4.25% due 08/15/2024	305,000	325,541
Synchrony Financial Senior Notes 4.50% due 07/23/2025	83,000	89,558
		899,023
Finance-Credit Card — 0.1%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	75,000	74,812
American Express Co. Senior Notes 3.40% due 02/22/2024	107,000	111,934
American Express Co. Senior Notes 4.20% due 11/06/2025	85,000	93,715
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	800,819
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	164,000	163,594
		1,244,874
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	83,000	86,839
		86,862
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	129,219
Food-Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	1,200,000	1,299,612
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	65,000	64,624

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	96,000	98,756
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	53,000	58,783
		1,521,775
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	455,000	490,038
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	125,000	138,103
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	41,000	50,078
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	141,000	177,837
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	75,000	72,563
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	102,000	108,008
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	119,000	122,269
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	100,000	106,125
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	197,434
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	115,000	120,462
		1,582,917
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	87,000	90,045
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	47,812
Kroger Co. Senior Notes 3.88% due 10/15/2046	88,000	86,221
		224,078
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)	1,320	80
Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	1,070,000	1,075,013
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	144,000	143,521
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	86,000	109,886
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	131,000	131,814
		1,460,234
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	73,000	76,833
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	49,000	52,920
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	39,000	41,291
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	45,000	48,825
		143,036
Human Resources — 0.0%
Korn Ferry International Senior Notes 4.63% due 12/15/2027*	12,000	12,060
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	42,000	42,373
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	73,000	76,832
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	72,275
		191,480
Insurance Brokers — 0.5%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	740,000	743,483
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	79,000	80,160

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	306,153
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	615,000	656,080
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	313,854
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	375,000	427,553
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	525,956
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	245,000	242,834
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	637,358
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	92,000	91,787
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	91,000	107,356
		4,132,574
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	134,000	124,166
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	325,606
Unum Group Senior Notes 4.50% due 12/15/2049	646,000	630,898
		1,080,670
Insurance-Multi-line — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	20,000	23,966
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	176,972
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	205,200
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	289,000	289,160
		671,332
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	148,000	151,859
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	93,936
		245,795
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.20% due 08/15/2048	515,000	609,748
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	141,075
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	133,000	136,325
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	165,000	167,578
		303,903
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	65,000	66,625
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	130,000	132,980
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	110,000	112,082
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	74,000	75,642
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	155,000	162,376
		350,100
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	191,000	198,563
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	232,000	245,780
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	114,000	114,615
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	241,000	246,770

John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	158,000	166,561
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	79,000	83,724
		857,450
Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	569,747
Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,805
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	184,000	191,432
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	68,000	76,568
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	204,066
		511,871
Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	50,000	51,625
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	700,000	710,486
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	121,000	142,567
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,639
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	546,172
		1,423,864
Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	1,260,000	1,282,887
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	2,135,000	2,172,052
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	109,000	114,565
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	1,438,000	1,526,895
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	928,155
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	510,000	545,814
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	173,000	182,843
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	106,000	128,507
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	117,000	122,029
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,583,689
		8,587,436
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	395,000	413,543
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	122,000	131,341
		544,884
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	381,095
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	475,000	498,025
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	451,378
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	555,000	664,217
Centene Corp Senior Notes 4.25% due 12/15/2027*	54,000	55,553
Centene Corp. Senior Notes 4.63% due 12/15/2029*	13,000	13,668
Centene Corp. Senior Notes 4.75% due 01/15/2025	25,000	25,968
Humana, Inc. Senior Notes 3.95% due 08/15/2049	81,000	84,886
UnitedHealth Group, Inc. Senior Notes 2.38% due 10/15/2022	531,000	537,642
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	330,000	334,379

UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	550,000	566,109
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	450,000	472,585
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	65,000	70,354
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	150,000	161,230
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	107,000	115,588
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	238,900
		4,671,577
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	285,000	286,749
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	650,000	689,702
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	100,000	112,033
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	72,000	80,491
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	200,000	221,166
		1,390,141
Medical-Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	77,188
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	172,000	172,640
		249,828
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	100,805
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	51,422
		152,227
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	77,000	75,989
Multimedia — 0.0%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	128,000	130,880
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	615,000	644,325
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	195,000	208,836
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	140,000	160,193
		1,013,354
Oil Companies-Exploration & Production — 0.7%
Apache Corp. Senior Notes 4.25% due 01/15/2030	395,000	409,702
Apache Corp. Senior Notes 4.75% due 04/15/2043	112,000	108,218
Apache Corp. Senior Notes 5.10% due 09/01/2040	141,000	143,557
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	85,000	86,241
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	121,000	53,664
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	364,000	386,128
Concho Resources, Inc. Company Guar. Notes 4.30% due 08/15/2028	77,000	83,961
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	495,000	526,373
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	100,000	60,000
Hess Corp. Senior Notes 7.13% due 03/15/2033	604,000	763,961
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	1,115,186
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	300,575

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	144,000	139,244
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	169,000	115,343
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	74,000	94,416
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	94,000	119,429
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	92,000	93,239
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	138,000	153,385
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	480,000	533,770
Occidental Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	116,184
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	221,000	271,480
Occidental Petroleum Corp. Senior Notes 6.95% due 07/01/2024	375,000	441,787
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	38,000	35,150
		6,150,993
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	435,000	450,912
Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	147,000	68,355
Oil-Field Services — 0.0%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	79,000	32,390
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	48,000	38,880
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	93,000	21,390
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	122,000	131,400
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	50,000	33,250
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	41,000	43,050
		300,360
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	227,000	263,686
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	313,000	327,705
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	115,109
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	159,332
		865,832
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	114,000	117,412
Pharmacy Services — 0.6%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,765,000	3,063,310
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	132,000	153,968
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	388,000	441,105
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	660,000	782,117
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,352,400
		5,792,900
Pipelines — 1.5%
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	137,000	139,993
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	87,000	88,846
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	130,000	146,180

Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	19,000	19,524
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	62,000	64,610
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	87,000	82,632
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	115,000	116,491
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	410,000	436,504
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	170,000	178,583
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	595,000	652,010
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	915,000	1,028,195
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	102,000	114,674
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	225,000	271,533
Energy Transfer Partners LP Company Guar. Notes 6.13% due 12/15/2045	604,000	700,474
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	183,000	172,020
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	48,000	45,000
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	32,390
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	407,000	383,897
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	485,000	476,723
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	71,410
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	50,000	49,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	80,000	83,400
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	130,000	141,811
MPLX LP Senior Notes 4.25% due 12/01/2027*	560,000	589,631
MPLX LP Senior Notes 4.70% due 04/15/2048	410,000	417,765
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	335,175
MPLX LP Senior Notes 5.20% due 12/01/2047*	155,000	165,067
MPLX LP Senior Notes 5.50% due 02/15/2049	241,000	273,797
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	455,000	462,342
Phillips 66 Partners LP Senior Notes
3.15% due 12/15/2029	305,000	303,933
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	320,000	339,215
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	235,000	264,683
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	55,000	48,950
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	490,000	506,977
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	510,000	515,099
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	282,530
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,065,000	1,173,465
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	1,125,000	1,110,697
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	660,000	665,954

Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	145,000	127,545
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	130,000	154,831
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	36,000	38,870
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	285,000	317,808
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	111,000	131,551
Williams Partners LP Senior Notes 6.30% due 04/15/2040	119,000	147,644
		13,869,929
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	86,500
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	155,000	162,750
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	54,000	57,358
		220,108
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	112,000	119,863
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	181,000	190,654
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	91,520
Duke Realty LP Senior Notes 2.88% due 11/15/2029	40,000	40,114
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	75,000	75,938
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	77,000	79,599
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	635,000	705,294
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	132,648
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	78,000	81,997
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	108,782
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	49,440
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	75,000	83,625
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	58,300
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	104,000	112,011
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	128,000	128,730
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	85,000	90,374
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	550,000	555,606
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	100,000	105,500
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	18,000	18,540
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	27,000	28,148
WEA Finance LLC Company Guar. Notes 2.88% due 01/15/2027*	91,000	90,728
		2,947,411
Real Estate Management/Services — 0.0%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	80,000	88,225

Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	138,375
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	88,000	69,740
Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	30,000	30,300
Ashtead Capital, Inc. Sec. Notes 4.25% due 11/01/2029*	45,000	45,956
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	45,000	46,688
		192,684
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	99,000	98,505
Retail-Building Products — 0.2%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	1,465,000	1,547,795
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	219,325
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	89,000	96,150
		1,863,270
Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	175,000	184,606
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	323,000	338,504
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	55,000	58,084
Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	155,000	158,074
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	83,000	87,773
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	220,000	223,260
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	710,000	739,539
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	123,000	140,976
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	95,000	114,533
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	58,000	60,755
		1,366,836
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	96,000	106,560
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	262,000	286,967
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	297,000	316,144
		603,111
Security Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	99,000	104,742
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	81,516
		186,258
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	60,000	68,837
Steel-Producers — 0.0%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	57,000	59,565
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	66,000	66,784
		126,349
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	236,000	258,568
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	440,000	448,573

AT&T, Inc. Senior Notes 3.80% due 02/15/2027	590,000	628,959
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,773,000	1,970,142
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	140,000	155,752
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	335,413
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	1,109,404
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	118,000	134,774
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	348,000	400,695
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	257,068
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	190,000	214,225
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	71,000	72,690
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	10,000	11,031
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	172,000	194,799
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	71,874
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	2,125,000	2,480,534
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,345,989
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,275,000	1,601,310
		11,433,232
Television — 0.2%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	51,188
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	117,810
CBS Corp. Senior Notes 3.70% due 06/01/2028	272,000	285,243
CBS Corp. Senior Notes 4.20% due 06/01/2029	515,000	561,273
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	860,000	915,964
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	272,000	288,391
		2,219,869
Tobacco — 0.8%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	990,000	979,520
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	700,000	646,233
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	475,000	516,394
Altria Group, Inc.
Company Guar. Notes
5.38% due 01/31/2044	625,000	706,199
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	445,000	523,549
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,980,000	1,989,691
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	380,000	388,694
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	365,000	369,256
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	515,000	521,520
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	510,222
		7,151,278
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	107,000	113,160
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	203,000	217,090
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	120,000	126,923

Transport-Rail — 0.4%
CSX Corp. Senior Notes 2.40% due 02/15/2030	815,000		797,446
CSX Corp. Senior Notes 3.25% due 06/01/2027	945,000		994,153
CSX Corp. Senior Notes 4.30% due 03/01/2048	230,000		261,298
CSX Corp. Senior Notes 4.50% due 03/15/2049	85,000		99,624
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	93,000		92,782
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	68,000		79,771
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	220,000		218,572
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	151,000		166,889
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060*	80,000		81,170
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000		1,146,573
			3,938,278
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	88,000		94,570
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	31,000		30,979
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	191,000		202,935
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	86,000		92,227
			326,141
Water — 0.1%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	455,000		515,438
Total U.S. Corporate Bonds & Notes (cost $242,010,484)			256,667,853

FOREIGN CORPORATE BONDS & NOTES — 5.4%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000		143,250
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000		225,378
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	200,000		207,500
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	445,000		476,378
			1,052,506
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	950,000		1,042,625
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000		87,875
Banks-Commercial — 0.4%
Bank of Montreal
Senior Notes
2.05% due 11/01/2022	346,000		347,418
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	250,000		251,183
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000		207,696
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000		456,921
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	455,000		498,058
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	203,000		206,011
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000		286,848
Metro Bank PLC Sub. Notes 5.50% due 06/26/2028	GBP	500,000	538,119
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	253,000		252,945
Royal Bank of Canada Senior Notes 2.55% due 07/16/2024	765,000		776,772
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000		210,154
			4,032,125

Banks-Special Purpose — 0.2%
BNG Bank NV Senior Notes 1.90% due 11/26/2025	AUD	1,690,000	1,205,495
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	265,000		264,894
			1,470,389
Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	125,000		133,207
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	56,000		58,240
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	200,000		215,000
Cellular Telecom — 0.2%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000		214,728
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	535,000		571,781
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	415,000		433,178
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	66,000		76,540
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	74,000		88,891
			1,385,118
Chemicals-Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	1,182,000		1,176,681
Chemicals-Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	72,000		72,031
Methanex Corp. Senior Notes 5.65% due 12/01/2044	253,000		242,686
			314,717
Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	42,000		43,155
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	85,000		90,875
Containers-Metal/Glass — 0.0%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	200,000		222,500
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	11,000		11,302
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	52,000		53,430
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	80,000		84,600
			149,332
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	142,000		143,225
Diversified Banking Institutions — 0.9%
Banco Santander SA
Senior Notes
3.31% due 06/27/2029	200,000		206,128
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	248,000		268,720
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	151,000		153,414
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000		1,668,035
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	863,000		876,712
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	440,000		492,027
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,935,000		2,100,113
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	428,000		446,339
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000		332,096
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000		207,201
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	200,000		204,265

UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	340,000	354,725
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	655,157
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	259,000	297,965
		8,262,897
Diversified Financial Services — 0.1%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	88,000	94,600
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	400,000	416,796
		511,396
Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 4.50% due 03/15/2028*	415,000	444,784
Anglo American Capital PLC Company Guar. Notes 4.75% due 04/10/2027*	455,000	497,716
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,285,683
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	100,000	102,500
		2,330,683
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	484,489
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	1,049,017
		1,533,506
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	150,000	162,208
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	64,000	65,173
Finance-Leasing Companies — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	75,000	80,841
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	12,000	13,099
		93,940
Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	20,000	20,700
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	98,784
		119,484
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	140,000	144,963
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	143,000	148,364
		293,327
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	243,000	260,381
Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd.
Senior Notes
2.99% due 01/19/2023*	240,000	243,702
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	726,537
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,275,000	1,376,946
		2,347,185
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	444,299
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	25,000	25,660
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	25,000	25,925
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	90,000	92,991
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	168,000	170,905
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,166,598

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	265,000		273,107
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000		624,375
			2,823,860
Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	40,000		44,990
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000		200,500
Metal-Iron — 0.0%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000		82,312
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	118,000		125,677
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	650,000		665,695
Medco Oak Tree Pte, Ltd. Senior Sec. Notes 7.38% due 05/14/2026*	440,000		448,320
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	123,000		127,932
Saudi Arabian Oil Co. Senior Notes 2.88% due 04/16/2024*	400,000		406,040
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	540,000		454,583
			2,228,247
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	368,000		391,828
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	158,000		167,396
Petro-Canada Senior Notes 5.95% due 05/15/2035	69,000		89,621
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030*	225,000		239,927
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	209,000		228,090
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	137,000		144,146
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	153,745
			1,414,753
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	50,000		55,094
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	31,000		31,775
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030	960,000		1,009,171
			1,040,946
Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 4.25% due 09/18/2029*	345,000		351,900
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	840,000		958,170
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040	125,000		165,497
			1,123,667
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	200,000		203,000
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	41,000		41,718
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	75,000		78,187
			119,905
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	116,000		123,830
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	1,320,000		1,439,686

Steel-Producers — 0.1%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	410,128
Metinvest BV Company Guar. Notes 7.75% due 10/17/2029*	640,000		653,894
			1,064,022
SupraNational Banks — 0.9%
Asian Development Bank Senior Notes 3.00% due 01/17/2023	NZD	3,545,000	2,481,182
Inter-American Development Bank Senior Notes 1.70% due 10/10/2024	CAD	3,285,000	2,493,064
Inter-American Development Bank Senior Notes 2.75% due 10/30/2025	AUD	3,215,000	2,406,653
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	164,000		176,005
International Finance Corp. Notes 1.38% due 09/13/2024	CAD	1,655,000	1,237,844
			8,794,748
Telephone-Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	80,000		98,400
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	700,000		783,156
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	225,000		257,633
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	205,000		243,316
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,065,000		1,336,120
			2,718,625
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	88,000		129,256
Total Foreign Corporate Bonds & Notes (cost $50,392,602)			51,557,091
U.S. GOVERNMENT AGENCIES — 31.1%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000		1,006,861
Federal Home Loan Mtg. Corp. — 3.0%
2.38% due 01/13/2022	1,097,000		1,113,910
2.50% due 01/01/2028	103,594		105,238
2.50% due 04/01/2028	335,574		340,899
2.50% due 03/01/2031	201,932		204,746
2.50% due 10/01/2032	290,708		294,229
2.50% due 11/01/2032	959,119		975,700
3.00% due 08/01/2027	218,631		224,294
3.00% due 10/01/2042	228,132		236,193
3.00% due 11/01/2042	256,596		264,526
3.00% due 02/01/2043	511,481		522,618
3.00% due 04/01/2043	279,393		287,988
3.00% due 08/01/2043	1,055,893		1,088,295
3.00% due 07/01/2045	924,919		948,705
3.00% due 10/01/2045	480,479		492,379
3.00% due 08/01/2046	573,892		588,125
3.00% due 06/01/2049	5,688,458		5,780,306
3.50% due 01/01/2032	648,275		674,608
3.50% due 11/01/2041	233,519		246,166
3.50% due 03/01/2042	114,803		121,089
3.50% due 08/01/2042	209,480		221,774
3.50% due 09/01/2043	69,799		73,283
3.50% due 03/01/2045	678,276		708,999
3.50% due 07/01/2045	1,503,545		1,576,792
3.50% due 08/01/2045	345,486		364,200
3.50% due 10/01/2045	619,214		646,882
3.50% due 11/01/2045	780,488		815,851
3.50% due 01/01/2046	28,233		29,512
3.50% due 11/01/2047	795,894		826,838
4.00% due 09/01/2040	174,192		186,910
4.00% due 07/01/2044	302,300		320,551
4.00% due 10/01/2045	280,326		297,247
4.00% due 12/01/2048	368,267		383,398
4.02% (6 ML+1.49%) due 02/01/2037 FRS	17,231		17,786
4.50% due 04/01/2044	61,609		66,301
4.50% due 05/01/2048	648,230		683,767
4.75% (12 ML+1.88%) due 11/01/2037 FRS	143,804		151,857
5.00% due 09/01/2031	1,601,237		1,711,490
5.00% due 11/01/2043	323,728		357,052
5.00% due 04/01/2048	300,424		321,153
5.50% due 01/01/2036	116,575		131,127
6.00% due 03/01/2040	9,289		10,647
6.25% due 07/15/2032	206,000		296,722
6.75% due 03/15/2031	100,000		144,911
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K013, Class X1 VRS 0.50% due 01/25/2021(2)(4)(5)	1,956,100		7,301
Series K064, Class X1 VRS 0.61% due 03/25/2027(2)(4)(5)	5,135,861		197,006
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000		1,180,953
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(1)	487,927		484,492
Series 3883, Class PB 3.00% due 05/15/2041(1)	252,773		260,035
Series 4740, Class BA 3.00% due 09/15/2045(1)	412,861		421,048

Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.99% (1 ML+1.20%) due 08/25/2029(1)	73,521	73,574
3.44% (1 ML+1.65%) due 04/25/2043*(1)	122,505	122,891
Series 2015-DNA1, Class M2 3.64% (1 ML+1.85%) due 10/25/2027(1)	52,123	52,452
Series 2014-DN1, Class M2 3.99% (1 ML+2.20%) due 02/25/2024(1)	124,520	125,862
Series 2014-HQ2, Class M2 3.99% (1 ML+2.20%) due 09/25/2024(1)	211,383	213,859
Series 2015-HQA2, Class M2 4.59% (1 ML+2.80%) due 05/25/2028(1)	55,134	55,421
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	246,333	258,379
		28,308,337
Federal National Mtg. Assoc. — 6.0%
1.88% due 09/24/2026	837,000	835,502
2.50% due 04/01/2028	232,747	236,320
2.50% due 08/01/2031	762,242	772,461
2.50% due 01/01/2032	875,749	885,889
2.63% due 09/06/2024	2,025,000	2,108,162
3.00% due 10/01/2027	270,160	277,203
3.00% due 10/01/2030	315,176	324,312
3.00% due 07/01/2034	1,261,064	1,292,621
3.00% due 03/01/2042	456,082	469,825
3.00% due 12/01/2042	134,836	138,899
3.00% due 05/01/2043	314,606	324,015
3.00% due 02/01/2045	264,489	270,916
3.00% due 08/01/2046	411,065	421,905
3.00% due 09/01/2046	292,867	299,957
3.00% due 12/01/2046	457,173	468,239
3.00% due 01/01/2047	196,211	200,961
3.00% due 04/01/2047	1,365,198	1,397,633
3.00% due 04/01/2048	196,472	200,416
3.00% due 09/01/2048	718,944	736,282
3.50% due 08/01/2026	100,350	103,958
3.50% due 09/01/2026	133,481	138,781
3.50% due 08/01/2027	22,957	23,791
3.50% due 10/01/2028	46,576	48,438
3.50% due 03/01/2042	277,083	292,075
3.50% due 08/01/2042	655,749	688,225
3.50% due 07/01/2045	213,408	222,823
3.50% due 08/01/2045	502,993	527,444
3.50% due 09/01/2045	475,602	496,628
3.50% due 10/01/2045	417,864	440,914
3.50% due 11/01/2045	439,135	458,645
3.50% due 12/01/2045	668,262	697,625
3.50% due 02/01/2046	281,966	294,353
3.50% due 03/01/2046	438,123	456,030
3.50% due 07/01/2046	701,485	739,008
3.50% due 12/01/2047	3,017,875	3,154,498
3.50% due 04/01/2048	1,465,443	1,532,282
3.50% due 08/01/2049	953,985	980,975
3.79% (12 ML+1.83%) due 10/01/2040 FRS	60,025	62,415
3.83% (6 ML+1.54%) due 09/01/2035 FRS	136,583	141,362
3.98% (12 ML+1.77%) due 05/01/2040 FRS	134,323	141,471
4.00% due 03/01/2039	490,001	510,144
4.00% due 10/01/2040	118,389	126,977
4.00% due 11/01/2040	221,854	237,943
4.00% due 10/01/2041	199,208	213,716
4.00% due 11/01/2041	179,302	192,208
4.00% due 01/01/2043	687,743	737,713
4.00% due 02/01/2045	648,796	695,198
4.00% due 02/01/2046	43,401	45,961
4.00% due 01/01/2047	730,234	769,063
4.00% due 05/01/2047	169,708	178,504
4.00% due 07/01/2047	1,813,717	1,898,994
4.00% due 08/01/2047	349,274	367,587
4.00% due 06/01/2048	990,523	1,050,587
4.00% due 09/01/2048	833,239	874,738
4.00% due 01/01/2049	1,365,864	1,423,829
4.00% due 03/01/2049	418,377	434,683
4.07% (12 ML+1.82%) due 10/01/2040 FRS	30,443	32,068
4.18% (12 ML+1.57%) due 05/01/2037 FRS	28,183	29,417
4.38% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	124,061	130,712
4.42% (12 ML+1.67%) due 07/01/2039 FRS	105,935	110,737
4.50% due 10/01/2024	29,194	30,139
4.50% due 08/01/2045	757,772	840,193

4.50% due 06/01/2048	1,083,027	1,141,097
4.50% due 11/01/2048	792,569	836,168
4.50% due 12/01/2048	1,132,657	1,191,808
4.54% (12 ML+1.91%) due 08/01/2035 FRS	90,328	95,269
4.68% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	45,419	47,906
5.00% due 05/01/2040	207,498	225,373
5.00% due 06/01/2040	17,732	19,531
5.00% due 07/01/2040	411,069	453,570
5.00% due 02/01/2045	472,094	519,221
5.50% due 12/01/2029	27,114	29,224
5.50% due 08/01/2037	117,859	132,345
5.50% due 06/01/2038	63,964	71,807
6.00% due 11/01/2038	7,041	8,073
6.00% due 06/01/2040	58,635	67,241
6.50% due 10/01/2037	619	691
6.63% due 11/15/2030	871,000	1,241,665
7.25% due 05/15/2030	2,260,000	3,325,741
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 2.51% (1 ML+0.72%) due 01/25/2031(1)	360,256	360,341
Series 2019-HRP1, Class M2 3.94% (1 ML+2.15%) due 11/25/2039*(1)	381,373	383,089
Series 2016-C07, Class 2M2 6.14% (1 ML+4.35%) due 05/25/2029(1)	788,411	831,119
Series 2014-C04, Class 1M2 6.69% (1 ML+4.90%) due 11/25/2024(1)	267,777	294,096
Series 2015-C04, Class 1M2 7.49% (1 ML+5.70%) due 04/25/2028(1)	127,376	141,436
Series 2016-C02, Class 1M2 7.79% (1 ML+6.00%) due 09/25/2028(1)	92,373	101,642
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(1)	520,516	510,634
Series 2012-128, Class PD 1.50% due 06/25/2042(1)	891,800	895,580
Series 2013-77, Class BP 1.70% due 06/25/2043(1)	472,250	468,710
Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	216,818	215,265
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	423,738	419,647
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	429,730	433,326
Series 2019-41, Class AC 2.50% due 03/25/2053(1)	635,378	637,249
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	592,377	604,367
Series 2017-72, Class B 3.00% due 09/25/2047(1)	549,774	561,371
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	569,893	580,332
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	631,582	649,626
Series 2018-35, Class CD 3.00% due 05/25/2048(1)	427,577	440,209
Series 2019-45, Class PT 3.00% due 08/25/2049(1)	834,990	856,614
Series 2017-96, Class PA 3.00% due 12/25/2054(1)	636,356	650,909
Series 2012-52, Class PA 3.50% due 05/25/2042(1)	232,559	242,254
Series 2018-38, Class PC 3.50% due 03/25/2045(1)	563,463	575,317
Series 2018-77, Class PA 3.50% due 02/25/2048(1)	286,725	296,600
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	527,811	547,456
Series 2018-72, Class BA 3.50% due 07/25/2054(1)	759,917	784,629
Series 2019-7, Class CA 3.50% due 11/25/2057(1)	568,109	594,031
		56,716,949
Government National Mtg. Assoc. — 9.2%
3.00% due 02/20/2045	234,277	244,016
3.00% due 05/20/2045	188,849	195,603
3.00% due 07/20/2045	42,743	44,154
3.00% due 05/20/2046	702,620	725,173
3.00% due January 30 TBA	49,200,000	50,547,234
3.50% due 03/20/2045	153,422	159,948
3.50% due 04/20/2045	234,544	243,966
3.50% due 07/20/2045	73,289	76,411
3.50% due 03/20/2047	388,214	403,907
3.50% due January 30 TBA	14,300,000	14,762,129
4.00% due 03/15/2039	81,143	86,396
4.00% due 04/15/2039	6,829	7,209
4.00% due 05/15/2039	34,161	35,883
4.00% due 08/15/2039	7,413	7,887
4.00% due 10/15/2039	34,826	37,062
4.00% due 03/15/2040	30,178	32,093
4.00% due 09/15/2040	25,057	26,371
4.00% due 10/15/2040	17,609	18,754
4.00% due 12/15/2040	13,491	14,247
4.00% due 02/15/2041	5,412	5,677
4.00% due 06/15/2041	106,775	115,133
4.00% due 07/15/2041	22,603	23,937
4.00% due 08/15/2041	236,102	249,364
4.00% due 09/15/2041	51,694	55,015
4.00% due 10/15/2041	113,192	120,014
4.00% due 11/15/2041	116,803	123,074
4.00% due 12/15/2041	121,705	128,557
4.00% due 01/15/2042	23,301	24,603
4.00% due 02/15/2042	3,829	4,005
4.00% due 03/15/2042	95,396	101,522

4.00% due 04/15/2042	4,126	4,316
4.00% due 03/20/2044	106,325	112,842
4.00% due 07/20/2045	296,711	313,884
4.00% due 05/20/2048	43,621	45,312
4.00% due 07/20/2049	6,406,884	6,639,411
4.50% due 09/15/2033	50,367	54,063
4.50% due 03/15/2039	66,375	72,199
4.50% due 05/15/2039	37,924	41,254
4.50% due 07/15/2039	21,718	23,639
4.50% due 10/15/2039	76,957	83,756
4.50% due 01/15/2040	21,281	23,163
4.50% due 02/15/2040	37,110	39,886
4.50% due 03/15/2040	21,432	22,794
4.50% due 04/15/2040	1,253	1,363
4.50% due 05/15/2040	5,611	6,101
4.50% due 07/15/2040	24,243	26,416
4.50% due 04/15/2041	10,054	10,691
4.50% due 05/15/2041	120,818	130,600
4.50% due 06/15/2041	12,068	13,147
4.50% due 07/15/2041	95,564	103,226
4.50% due 08/15/2041	46,407	50,464
4.50% due 04/20/2047	174,508	183,544
4.50% due January 30 TBA	6,800,000	7,109,187
5.00% due 06/15/2033	1,847	2,045
5.00% due 08/15/2033	14,468	16,002
5.00% due 09/15/2033	27,255	30,161
5.00% due 10/15/2033	14,606	16,170
5.00% due 11/15/2033	3,352	3,693
5.00% due 06/15/2034	40,435	43,943
5.00% due 05/15/2035	2,595	2,773
5.00% due 09/15/2035	1,996	2,220
5.00% due 11/15/2035	85,402	91,282
5.00% due 02/15/2036	23,910	25,557
5.00% due 02/20/2036	72,132	79,780
5.00% due 05/15/2036	61,126	66,601
5.00% due 06/15/2036	18,643	19,926
5.00% due 08/15/2038	233,981	253,287
5.50% due 02/15/2032	450	483
5.50% due 03/15/2032	3,075	3,415
5.50% due 12/15/2032	1,817	1,956
5.50% due 01/15/2033	1,784	2,000
5.50% due 02/15/2033	9,637	10,491
5.50% due 03/15/2033	40,819	44,070
5.50% due 04/15/2033	36,769	40,658
5.50% due 06/15/2033	37,866	41,803
5.50% due 07/15/2033	183,740	201,395
5.50% due 08/15/2033	39,312	42,808
5.50% due 09/15/2033	7,207	7,835
5.50% due 12/15/2033	1,372	1,472
5.50% due 01/15/2034	60,189	67,166
5.50% due 02/15/2034	28,227	30,275
6.00% due 04/15/2028	66,837	75,221
6.00% due 01/15/2029	13,521	14,886
6.00% due 03/15/2029	18,706	20,595
6.00% due 11/15/2031	3,280	3,612
6.00% due 12/15/2031	3,141	3,458
6.00% due 04/15/2032	10,831	12,372
6.00% due 09/15/2032	8,956	10,230
6.00% due 10/15/2032	57,152	65,281
6.00% due 11/15/2032	14,597	16,662
6.00% due 01/15/2033	1,974	2,229
6.00% due 02/15/2033	21,186	24,197
6.00% due 03/15/2033	7,468	8,362
6.00% due 09/15/2033	12,236	13,471
6.00% due 01/15/2034	74,053	81,530
6.00% due 03/15/2034	13,738	15,126
6.00% due 05/15/2034	1,743	1,919
6.00% due 07/15/2034	3,825	4,211
6.00% due 08/15/2034	72,762	80,472
6.00% due 09/15/2034	1,773	1,960
6.00% due 11/15/2034	65,307	71,943
6.00% due 03/15/2035	39,455	43,463
6.00% due 08/15/2035	37,402	41,637
6.00% due 01/15/2036	22,807	25,993
6.00% due 02/15/2036	14,547	16,016
6.00% due 04/15/2036	41,337	45,526
6.00% due 05/15/2036	25,508	28,691
6.00% due 06/15/2036	37,624	42,605
6.00% due 07/15/2036	3,860	4,250
6.00% due 08/15/2036	42,099	47,722
6.00% due 09/15/2036	12,077	13,317
6.00% due 10/15/2036	127,495	141,177
6.00% due 11/15/2036	39,723	45,427
6.00% due 12/15/2036	8,217	9,047
6.50% due 09/15/2028	2,949	3,253
6.50% due 09/15/2031	5,901	6,510
6.50% due 10/15/2031	2,245	2,477
6.50% due 11/15/2031	1,096	1,209
6.50% due 12/15/2031	3,628	4,002
7.50% due 09/15/2030	15,393	15,607
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(1)	766,605	756,684
Series 2015-151, Class BA 1.70% due 10/20/2045(1)	490,703	486,544
		87,188,763
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	751,085
Uniform Mtg. Backed Securities — 12.7%
2.50% due January 15 TBA	8,100,000	8,174,039
2.50% due January 30 TBA	2,600,000	2,570,852
3.00% due January 15 TBA	13,700,000	14,040,894
3.00% due January 30 TBA	60,900,000	61,765,922
3.50% due January 30 TBA	19,100,000	19,648,379
4.00% due January 30 TBA	10,300,000	10,712,805
4.50% due January 30 TBA	1,300,000	1,368,707

5.50% due January 30 TBA	1,900,000	2,046,062
		120,327,660
Total U.S. Government Agencies (cost $291,718,843)		294,299,655
U.S. GOVERNMENT TREASURIES — 36.8%
United States Treasury Bonds — 9.8%
1.00% due 02/15/2049 TIPS(9)	823,209	914,706
2.25% due 08/15/2046	2,722,000	2,652,036
2.25% due 08/15/2049	1,849,000	1,798,730
2.38% due 11/15/2049	3,987,000	3,984,975
2.50% due 02/15/2045	2,076,000	2,123,196
2.50% due 02/15/2046	1,638,000	1,676,455
2.50% due 05/15/2046	3,258,000	3,334,487
2.75% due 08/15/2042	439,000	469,816
2.75% due 11/15/2042	1,026,000	1,097,259
2.75% due 08/15/2047	568,000	610,666
2.75% due 11/15/2047	1,004,000	1,079,418
2.88% due 05/15/2043	1,774,000	1,936,778
2.88% due 08/15/2045	2,423,000	2,654,889
2.88% due 11/15/2046	499,000	548,705
2.88% due 05/15/2049	3,491,000	3,858,237
3.00% due 05/15/2042	875,000	975,386
3.00% due 05/15/2045	787,000	880,610
3.00% due 11/15/2045	4,162,000	4,666,968
3.00% due 02/15/2047	648,000	729,861
3.00% due 05/15/2047	3,224,000	3,631,156
3.00% due 02/15/2048	4,640,000	5,229,425
3.00% due 08/15/2048	806,000	910,056
3.00% due 02/15/2049	1,783,000	2,016,740
3.13% due 02/15/2043	1,267,000	1,439,876
3.13% due 08/15/2044	10,063,000	11,472,213
3.13% due 05/15/2048	626,000	722,639
3.38% due 05/15/2044	869,000	1,030,580
3.38% due 11/15/2048	1,188,000	1,437,109
3.63% due 08/15/2043	2,006,000	2,465,029
3.63% due 02/15/2044	2,145,000	2,641,450
3.75% due 11/15/2043	1,604,000	2,009,950
3.88% due 08/15/2040	640,000	808,025
4.25% due 11/15/2040	1,100,000	1,458,230
4.38% due 11/15/2039	1,082,000	1,450,345
4.38% due 05/15/2040	953,000	1,281,673
4.50% due 02/15/2036	1,034,000	1,372,716
4.63% due 02/15/2040	1,159,000	1,604,943
4.75% due 02/15/2041	1,123,000	1,586,808
5.25% due 11/15/2028	1,045,000	1,331,273
5.25% due 02/15/2029	1,966,000	2,515,635
5.38% due 02/15/2031	1,289,000	1,731,238
6.13% due 11/15/2027	544,000	714,999
6.25% due 08/15/2023	1,613,000	1,873,789
6.38% due 08/15/2027	1,217,000	1,610,528
6.75% due 08/15/2026	377,000	493,796
7.88% due 02/15/2021	1,267,000	1,353,463
		92,186,862
United States Treasury Notes — 27.0%
0.25% due 07/15/2029 TIPS(9)	2,530,065	2,554,616
0.38% due 07/15/2027 TIPS(9)(15)(16)	6,423,207	6,551,877
0.88% due 01/15/2029 TIPS(9)	2,563,062	2,721,708
1.13% due 02/28/2021	2,864,000	2,847,219
1.13% due 07/31/2021	2,131,000	2,115,101
1.13% due 08/31/2021	3,679,000	3,650,689
1.13% due 09/30/2021	2,760,000	2,737,791
1.25% due 10/31/2021	6,029,000	5,992,732
1.38% due 05/31/2021	2,443,000	2,435,556
1.38% due 08/31/2023	1,688,000	1,672,439
1.50% due 01/31/2022	12,752,000	12,733,071
1.50% due 02/28/2023	6,709,000	6,685,676
1.50% due 08/15/2026	5,356,000	5,252,437
1.63% due 08/15/2022	3,220,000	3,223,019
1.63% due 11/15/2022	4,550,000	4,553,377
1.63% due 12/15/2022	265,000	265,259
1.63% due 10/31/2023	4,501,000	4,496,956
1.63% due 02/15/2026	2,662,000	2,638,603
1.63% due 05/15/2026	4,204,000	4,161,467
1.63% due 08/15/2029	1,100,000	1,072,457
1.75% due 10/31/2020	3,343,000	3,345,742
1.75% due 07/31/2021	120,000	120,291
1.75% due 05/15/2022	4,480,000	4,496,450
1.75% due 05/15/2023	9,605,000	9,642,144
1.75% due 12/31/2024	160,000	160,506
1.75% due 11/15/2029	2,727,000	2,688,012
1.88% due 11/30/2021	8,203,000	8,250,744
1.88% due 03/31/2022	1,086,000	1,092,915
1.88% due 10/31/2022	3,569,000	3,595,628
1.88% due 08/31/2024	4,617,000	4,656,858
2.00% due 05/31/2021	3,075,000	3,091,936
2.00% due 11/15/2021	4,434,000	4,468,987
2.00% due 11/30/2022	6,690,000	6,765,524
2.00% due 02/15/2023	7,666,000	7,755,836
2.00% due 02/15/2025	6,354,000	6,445,835
2.00% due 08/15/2025	3,825,000	3,877,444
2.00% due 11/15/2026	3,645,000	3,687,288
2.13% due 06/30/2021	4,986,000	5,025,343
2.13% due 08/15/2021	6,481,000	6,535,177
2.13% due 02/29/2024	2,824,000	2,876,398
2.13% due 03/31/2024	4,502,000	4,585,709
2.13% due 07/31/2024	4,388,000	4,473,360
2.13% due 09/30/2024	1,983,000	2,022,660
2.13% due 05/15/2025	3,749,000	3,826,323
2.25% due 07/31/2021	3,756,000	3,793,853
2.25% due 11/15/2024	3,725,000	3,822,636
2.25% due 12/31/2024	3,515,000	3,608,642
2.25% due 11/15/2025	2,574,000	2,644,081
2.25% due 02/15/2027	1,843,000	1,894,762
2.25% due 08/15/2027	1,496,000	1,538,718
2.25% due 11/15/2027	3,771,000	3,878,238
2.38% due 04/30/2020	300,000	300,727
2.38% due 03/15/2022	788,000	801,636
2.38% due 08/15/2024	5,657,000	5,830,246
2.38% due 05/15/2027	4,460,000	4,626,379
2.50% due 08/15/2023	6,555,000	6,751,394
2.50% due 01/31/2024	260,000	268,562
2.63% due 05/15/2021	4,907,000	4,974,471
2.63% due 03/31/2025	3,886,000	4,064,361
2.63% due 02/15/2029	2,915,000	3,091,494

2.75% due 08/15/2021	1,473,000		1,499,871
2.75% due 02/15/2028	3,272,000		3,488,387
2.88% due 07/31/2025	5,045,000		5,349,868
2.88% due 05/15/2028	3,093,000		3,331,378
3.63% due 02/15/2021	8,096,000		8,273,100
			255,681,964
Total U.S. Government Treasuries (cost $335,432,321)			347,868,826
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000		92,138
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	275,000		298,711
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000		395,942
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	434,000		584,372
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000		1,572,316
State of California General Obligation Bonds 7.35% due 11/01/2039	75,000		115,209
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000		112,282
State of California General Obligation Bonds 7.60% due 11/01/2040	75,000		123,803
State of California General Obligation Bonds 7.63% due 03/01/2040	110,000		176,135
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	789,818		824,247
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000		73,545
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	150,000		154,143
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000		234,368
Total Municipal Bonds & Notes (cost $4,577,556)			4,757,211
LOANS(10)(11)(12)— 1.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 5.30% (1 ML +3.50%) due 08/21/2026	139,650		140,305
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 4.30% (1 ML +2.50%) due 05/30/2025	205,323		205,580
Airlines — 0.0%
WestJet Airlines, Ltd. FRS BTL-B coupon TBD due 12/11/2026	100,000		100,732
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B4 4.05% (1 ML +2.25%) due 04/16/2025	20,317		20,440
SS&C Technologies, Inc. FRS BTL-B3 4.05% (1 ML +2.25%) due 04/16/2025	29,302		29,481
SS&C Technologies, Inc. FRS BTL-B5 4.05% (1 ML +2.25%) due 04/16/2025	98,736		99,354
			149,275
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	100,000	112,611
Panther BF Aggregator 2 LP FRS BTL-B 5.30% (1 ML +3.50%) due 04/30/2026	114,713		114,999
			227,610
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 6.14%(3 ML +4.25%) due 05/06/2024	25,000		25,115
Adient US LLC FRS BTL-B 6.19%(2 ML +4.25%) due 05/06/2024	74,500		74,841
			99,956

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 4.45% (1 ML +2.75%) due 09/18/2026	100,000		100,445
Univision Communications, Inc. FRS 1st Lien 4.55% (1 ML +2.75%) due 03/15/2024	158,056		155,741
			256,186
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 4.55% (1 ML +2.75%) due 11/15/2023	125,000		125,536
Building Products-Doors & Windows — 0.0%
NCI Building Systems, Inc. FRS BTL 5.49% (1 ML +3.75%) due 04/12/2025	98,500		98,049
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 6.19%-6.29% (3 ML +4.25%) due 06/21/2024	292,500		291,351
PowerTeam Services LLC FRS BTL 5.19% (3 ML +3.25%) due 03/06/2025	237,095		211,014
			502,365
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 4.51% (1 ML +2.75%) due 01/31/2026	98,000		97,388
CSC Holdings LLC FRS BTL-B 3.99% (1 ML +2.25%) due 07/17/2025	147,164		147,127
LCPR Loan Financing LLC FRS BTL-B 6.74% (1 ML +5.00%) due 10/15/2026	100,000		101,125
			345,640
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 3.85% (1 WL +2.25%) due 09/15/2023	81,735		82,211
Caesars Resort Collection LLC FRS BTL-B 4.55% (1 ML +2.75%) due 12/23/2024	145,419		145,480
			227,691
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 5.43% (1 ML +3.69%) due 01/31/2026	98,000		98,000
Sprint Communications, Inc. FRS BTL-B 4.31% (1 ML +2.50%) due 02/02/2024	316,063		313,198
			411,198
Chemicals-Specialty — 0.0%
Starfruit US HoldCo. LLC FRS BTL-B 4.96% (1 ML +3.25%) due 10/01/2025	145,437		145,437
W.R. Grace & Co. FRS BTL-B1 3.69% (3 ML +1.75%) due 04/03/2025	98,750		99,120
			244,557
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 7.66% (3 ML +5.75%) due 03/28/2022	184,254		78,861
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 4.94% (1 ML +3.25%) due 03/03/2025	83,730		83,521
AVSC Holding Corp. FRS BTL-B 5.05%-523% (3 ML +3.25%) due 03/03/2025	88,392		88,171
Brightview Landscapes LLC FRS BTL-B 4.25%-4.31% (1 ML +2.50%) due 08/15/2025	246,620		248,162
			419,854
Commercial Services & Supplies — 0.0%
Techem Verwaltungsgesellschaft FRS BTL-B 3.08%-3.50% (3 ME +3.50%) due 07/31/2025	EUR	141,957	160,109
Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 5.05% (1 ML +3.25%) due 10/01/2025	103,950		104,773
MPH Acquisition Holdings LLC FRS BTL-B 4.69% (3 ML +2.75%) due 06/07/2023	321,799		316,838

WEX, Inc. FRS BTL-B3 4.05% (1 ML +2.25%) due 05/15/2026	289,562	291,191
		712,802
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 4.55% (1 ML +2.75%) due 05/01/2024	214,500	215,572
Xerox Business Services LLC FRS BTL-B 4.30% (1 ML +2.50%) due 12/07/2023	126,100	125,417
		340,989
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 4.55% (1 ML +2.75%) due 04/04/2024	97,250	97,702
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-U 4.22% (1 ML +2.50%) due 07/01/2026	99,500	99,735
Flex Acquisition Co, Inc. FRS BTL 4.69% (1 ML +3.00%) due 12/29/2023	1,587	1,572
Flex Acquisition Co, Inc. FRS BTL 5.10% (3 ML +3.00%) due 12/29/2023	86,672	85,827
Reynolds Group Holdings, Inc. FRS BTL 4.55% (1 ML +2.75%) due 02/05/2023	241,164	241,767
		428,901
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 3.96% (1 ML +2.25%) due 04/07/2025	108,079	105,445
Sunshine Luxembourg VII SARL FRS BTL 6.19% (3 ML +4.25%) due 10/01/2026	165,000	166,385
		271,830
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 6.79% (1 ML +5.00%) due 02/06/2026	200,000	201,333
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 8.06%-8.09% (3 ML +6.00%) due 10/01/2024	93,000	88,321
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B coupon TBD due 12/17/2026	120,000	121,100
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.05% (1 ML +2.25%) due 07/01/2024	101,838	102,219
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 3.80% (1 ML +2.00%) due 05/29/2025	57,489	57,920
Electronic Security Devices — 0.0%
APX Group, Inc. FRS BTL-B 6.84% (2 ML +5.00%) due 04/01/2024	98,642	98,683
APX Group, Inc. FRS BTL-B 8.75% (USFRBPLR +4.00%) due 04/01/2024	108	108
		98,791
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 5.80% (1 ML +4.00%) due 10/16/2026	135,000	135,169
Finastra USA, Inc. FRS BTL-B 5.70% (3 ML +3.50%) due 06/13/2024	222,851	221,087
		356,256
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 4.80% (1 ML +3.00%) due 06/15/2025	98,500	98,469
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL 4.05% (1 ML +2.25%) due 08/03/2025	44,380	44,467
Hostess Brands LLC FRS BTL 4.18% (3 ML +2.25%) due 08/03/2025	99,698	99,894
		144,361

Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 coupon TBD due 01/15/2027	100,000	100,437
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 3.80% (1 ML +2.00%) due 09/13/2026	134,663	135,122
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 3.80% (1 ML +2.00%) due 10/07/2024	130,133	130,865
Golden Entertainment, Inc. FRS 1st Lien 4.80% (1 ML +3.00%) due 10/21/2024	202,650	203,157
Scientific Games International, Inc. FRS BTL-B5 4.55%-4.59% (1 ML +2.75%) due 08/14/2024	112,705	112,886
		446,908
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 5.55% (1 ML +3.75%) due 08/13/2026	149,250	149,810
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 4.69% (3 ML +2.75%) due 04/25/2025	172,375	172,133
USI, Inc. FRS BTL 4.94% (3 ML +3.00%) due 05/16/2024	107,525	107,390
		279,523
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 4.80% (1 ML +3.00%) due 11/03/2023	288,901	290,466
Sedgwick Claims Management Services, Inc. FRS BTL 5.05% (1 ML +3.25%) due 12/31/2025	99,000	99,000
Sedgwick Claims Management Services, Inc. FRS BTL-B 5.80% (1 ML +4.00%) due 09/03/2026	164,175	165,324
		554,790
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.30% (1 ML +3.50%) due 08/01/2025	99,000	99,537
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B 4.55% (1 ML +2.75%) due 07/30/2024	122,798	123,488
RBS Global, Inc. FRS BTL-B 3.54% (1 ML +1.75%) due 08/21/2024	73,077	73,369
		196,857
Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 6.55% (1 ML +4.75%) due 09/30/2026	200,000	200,667
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 5.55% (1 ML +3.75%) due 10/10/2025	113,850	96,772
Jaguar Holding Co. II FRS BTL 4.30% (1 ML +2.50%) due 08/18/2022	216,126	217,087
Syneos Health, Inc. FRS BTL-B 3.80% (1 ML +2.00%) due 08/01/2024	119,335	119,534
		433,393
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 4.74% (1 ML +3.00%) due 06/02/2025	84,762	85,225
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.06% (1 ML +4.25%) due 04/29/2024	180,375	170,970
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien 5.24% (1 ML +3.50%) due 12/11/2024	83,293	83,761
Motion Pictures & Services — 0.0%
Delta 2 Lux SARL FRS BTL-B3 4.30% (1 ML +2.50%) due 02/01/2024	153,800	154,329
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS Escrow Loans†(8)	587	0

Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 12.18% (1 ML +10.38%) due 12/31/2021	130,000		96,850
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 4.30% (1 ML +2.50%) due 03/01/2024	113,037		113,343
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL-B 5.35% (3 ML +3.25%) due 07/01/2026	86,545		87,086
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.69% (1 ML +5.00%) due 04/16/2026	127,733		125,258
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 6.80% (1 ML +5.00%) due 09/25/2024	122,188		121,577
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 4.93% (3 ML +3.00%) due 09/06/2024	112,700		110,305
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL-AN 3.99% (1 ML +2.25%) due 08/15/2026	100,000		100,531
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 4.55% (1 ML +2.75%) due 01/31/2025	98,990		99,306
Television — 0.1%
Gray Television, Inc. FRS BTL-C 4.20% (1 ML +2.50%) due 01/02/2026	84,964		85,304
Ion Media Networks, Inc. FRS BTL-B1 4.81% (1 ML +3.00%) due 12/18/2024	266,977		267,478
			352,782
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 4.05% (1 ML +2.25%) due 02/28/2025	85,794		85,603
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 5.74% (1 ML +4.00%) due 08/01/2025	80,455		81,360
Total Loans (cost $11,523,928)			11,379,828
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Central Bank — 0.1%
Banque Centrale de Tunisie Senior Notes 6.38% due 07/15/2026*	EUR	655,000	728,242
Sovereign — 0.8%
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	200,000		221,876
Dominican Republic Senior Notes 6.40% due 06/05/2049*	1,110,000		1,216,837
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049*	1,295,000		1,262,625
Government of Egypt Bonds 16.10% due 05/07/2029	EGP	11,455,000	802,270
Government of Romania Senior Notes 3.88% due 10/29/2035	EUR	180,000	234,393
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	277,000	383,161
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	1,000,000	1,383,254
Government of Romania Senior Notes 6.13% due 01/22/2044	268,000		346,816
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	185,568
Republic of Ghana Senior Notes 7.63% due 05/16/2029	490,000		498,991
Republic of Italy Senior Notes 2.88% due 10/17/2029	215,000		204,020
Republic of Italy Senior Notes 4.00% due 10/17/2049	244,000		232,817
Republic of Senegal Notes 6.25% due 05/23/2033	480,000		504,224
United Mexican States Senior Notes 4.50% due 04/22/2029	207,000		226,975
United Mexican States Senior Notes 4.75% due 03/08/2044	90,000		99,450
			7,803,277
Total Foreign Government Obligations (cost $8,430,491)			8,531,519

COMMON STOCKS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†	165	2,064
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(13)	162	32
Paragon Offshore Litigation Trust Class B†(13)	81	1,202
		1,234
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(13)	11,973	19,516
TE Holdcorp LLC, Class A†(8)(13)	2,426	0
		19,516
Television — 0.0%
ION Media Networks, Inc. †(8)(13)	22	17,457
Total Common Stocks (cost $126,741)		40,271
OPTIONS - PURCHASED†(17)— 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $69,639)	2,780,000	94,300
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70% (cost $188,873)	7,556	193,811
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	200,000	201,752
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	66,000	80,552
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(14)	1,210,000	1,316,177
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)	151,000	164,968
UBS Group AG 7.00% due 02/19/2025(14)	450,000	514,125
		1,995,270
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	112,000	116,722
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	97,000	104,637
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)	58,000	6
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	132,000	141,900
Prudential Financial, Inc. 5.70% due 09/15/2048	109,000	124,533
		266,433
Insurance-Multi-line — 0.0%
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	99,248
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(14)	110,000	75,625
Enterprise Products Operating LLC 5.25% due 08/16/2077	85,000	86,018
		161,643
Telephone-Integrated — 0.1%
SoftBank Group Corp. 6.00% due 07/19/2023(14)	1,070,000	1,024,525
Total Preferred Securities/Capital Securities (cost $3,785,817)		4,050,788
WARRANTS†— 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC(8)(13) (cost $295)	3,100	93
Total Long-Term Investment Securities (cost $1,086,774,524)		1,119,218,105

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(18) (cost $6,240,095)	6,240,095	6,240,095
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(19)	1,470,000	1,470,000
Barclays Capital, Inc. Joint Repurchase Agreement(19)	1,335,000	1,335,000
BNP Paribas SA Joint Repurchase Agreement(19)	1,335,000	1,335,000
Deutsche Bank AG Joint Repurchase Agreement(19)	1,590,000	1,590,000
RBS Securities, Inc. Joint Repurchase Agreement(19)	1,470,000	1,470,000
Total Repurchase Agreements (cost $7,200,000)		7,200,000
TOTAL INVESTMENTS (cost $1,100,214,619)	119.7%	1,132,658,200
Liabilities in excess of other assets	(19.7)	(186,674,522)
NET ASSETS	100.0%	$945,983,678

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $153,125,756 representing 16.2% of net assets.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2019.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	Securities classified as Level 3 (see Note 1).
(9)	Principal amount of security is adjusted for inflation.
(10)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	$36,240	$19,516	$1.63	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	17,457	793.50	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	32	0.20	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	1,202	14.84	0.00
TE Holdcorp LLC, Class A	09/18/2014	2,426	89,032	0	0.00	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	93	0.03	0.00
				$38,300		0.00%

(14)	Perpetual maturity — maturity date reflects the next call date.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(17)	Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2020	Bank of America, N.A.	November 2030	1.70%	$2,780	$69,639	$94,300	$24,661

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

USD-United States Dollar

(18)	The rate shown is the 7-day yield as of December 31, 2019.
(19)	See Note 2 for details of Joint Repurchase Agreements.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BTL	—	Bank Term Loan
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EGP	—	Egyptian Pound
EUR	—	Euro Currency
GBP	—	Pound Sterling
NZD	—	New Zealand Dollar
REMIC	—	Real Estate Mortgage Investment Conduit
SCRT	—	Structured Credit Risk Transfer
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD	—

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR— 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Futures Contracts
Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Short	Euro Buxl 30 Year Bonds	March 2020	$456,083	$445,045	$11,038
281	Short	U.S. Treasury 10 Year Notes	March 2020	36,392,030	36,086,547	305,483
42	Short	U.S. Treasury 10 Year Ultra Bonds	March 2020	5,980,014	5,909,531	70,483
11	Short	U.S. Treasury Ultra Bonds	March 2020	2,033,594	1,998,219	35,375
						$422,379

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	245,000	USD	273,433	01/31/2020	$—	$(1,861)
	EUR	3,144,000	USD	3,509,773	03/18/2020	—	(33,415)
	USD	15,625	EUR	14,000	01/31/2020	106	—
						106	(35,276)
HSBC Bank USA	NZD	3,775,000	USD	2,482,998	01/31/2020	—	(59,238)

Morgan Stanley & Co., Inc.	CAD	1,640,000	USD	1,246,030	01/31/2020	—	(17,106)
	GBP	414,000	USD	541,570	03/18/2020	—	(7,945)
						—	(25,051)
State Street Bank and Trust Co.	AUD	5,166,000	USD	3,544,844	01/31/2020	—	(82,966)
	CAD	3,279,000	USD	2,514,233	01/31/2020	—	(11,267)
						—	(94,233)
Net Unrealized Appreciation (Depreciation)						$106	$(213,798)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	4,835	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	$(101,199)	$(595,966)
USD	6,540	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(175,232)
USD	6,130	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(163,994)
USD	8,730	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(233,190)
USD	6,375	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(171,468)
USD	1,650	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	25,187
USD	850	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	13,361
USD	2,745	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.73%/Semi-annually	—	40,408
USD	1,370	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.76%/Semi-annually	—	15,464
USD	1,375	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	14,959
USD	1,260	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	13,594
USD	1,245	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	13,940
					$(101,199)	$(1,202,937)

Centrally Cleared Credit Default Swaps on Credit Indices —Buy Protection(1)
						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at December 31, 2019(2)	Notional Amount (000’s)(3)		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Index	(5.00)%	12/20/2024	0.05%	USD	569	$(40,733)	$(14,121)

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

USD-United States Dollar

(1)             If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)             Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)             The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)             The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$139,776,859	$—	$139,776,859
U.S. Corporate Bonds & Notes:
Airlines	—	58,150	3,221	61,371
Finance-Investment Banker/Broker	—	86,839	23	86,862
Gambling (Non-Hotel)	—	—	80	80
Other Industries	—	256,519,540	—	256,519,540
Foreign Corporate Bonds & Notes	—	51,557,091	—	51,557,091
U.S. Government Agencies	—	294,299,655	—	294,299,655
U.S. Government Treasuries	—	347,868,826	—	347,868,826
Municipal Bond & Notes	—	4,757,211	—	4,757,211
Loans:
Oil & Gas Drilling	—	—	0	0
Other Industries	—	11,379,828	—	11,379,828
Foreign Government Obligations	—	8,531,519	—	8,531,519
Common Stocks:
Oil Companies-Exploration & Production	—	—	19,516	19,516
Television	—	—	17,457	17,457
Other Industries	2,064	1,234	—	3,298
Options-Purchased	—	94,300	—	94,300
Preferred Securities	193,811	—	—	193,811
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	4,050,782	—	4,050,782
Warrants	—	—	93	93
Short-Term Investment Securities	6,240,095	—	—	6,240,095
Repurchase Agreements	—	7,200,000	—	7,200,000
Total Investments at Value	$6,435,970	$1,126,181,834	$40,396	$1,132,658,200

Other Financial Instruments:†
Futures Contracts	$422,379	$—	$—	$422,379
Forward Foreign Currency Contracts	—	106	—	106
Centrally Cleared Interest Rate Swap Contracts	—	136,913	—	136,913
Total Other Financial Instruments	$422,379	$137,019	$—	$559,398

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$213,798	$—	$213,798
Centrally Cleared Interest Rate Swap Contracts	—	1,339,850	—	1,339,850
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	14,121	—	14,121
Total Other Financial Instruments	$—	$1,567,769	$—	$1,567,769

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

†    Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA WELLINGTON REAL RETURN PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

	Shares/
	Principal		Value
Security Description	Amount(3)		(Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 34.9%
Sovereign — 34.9%
Commonwealth of Australia
Senior Notes
3.00% due 09/20/2025	AUD	3,556,188	$2,944,017
Federal Republic of Germany
Bonds
0.10% due 04/15/2023	EUR	25,592,256	29,910,108
Government of Canada
Bonds
2.00% due 12/01/2041	CAD	13,024,001	13,338,029
Government of Canada
Bonds
4.25% due 12/01/2021	CAD	14,632,490	12,110,074
Government of France
Bonds
0.10% due 03/01/2025	EUR	5,018,777	5,998,107
Government of France
Bonds
0.25% due 07/25/2024	EUR	15,036,980	18,149,545
Government of France
Bonds
1.10% due 07/25/2022	EUR	16,565,030	19,834,467
Government of France
Bonds
2.10% due 07/25/2023	EUR	6,825,482	8,587,129
Government of Japan
Senior Notes
0.10% due 03/10/2025	JPY	473,733,100	4,436,275
Government of Japan
Senior Notes
0.10% due 03/10/2027	JPY	2,096,824,650	19,790,103
Government of Japan
Senior Notes
0.10% due 03/10/2028	JPY	364,186,800	3,445,622
Government of New Zealand
Senior Notes
2.00% due 09/20/2025	NZD	2,532,481	1,861,392
Republic of Italy
Senior Notes
2.35% due 09/15/2024*	EUR	18,217,297	22,878,084
Republic of Italy
Senior Notes
2.60% due 09/15/2023*	EUR	8,865,704	11,051,500
United Kingdom Gilt Treasury
Bonds
0.13% due 03/22/2024	GBP	9,344,400	13,695,457
United Kingdom Gilt Treasury
Bonds
0.13% due 03/22/2026	GBP	5,602,757	8,638,953
United Kingdom Gilt Treasury
Bonds
1.88% due 11/22/2022	GBP	3,713,955	5,541,321
United Kingdom Gilt Treasury
Bonds
2.50% due 04/16/2020	GBP	12,977,214	17,277,049
United Kingdom Gilt Treasury
Bonds
2.50% due 07/17/2024	GBP	10,668,677	17,221,040
Total Foreign Government Obligations
(cost $245,190,729)			236,708,272
U.S. GOVERNMENT AGENCIES — 12.7%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp.
Structured Agency Credit Risk FRS
Series 2018-HQA1, Class M2
4.09% (1 ML+2.30%)
due 09/25/2030(2)	3,000,000		3,033,706
Federal National Mtg. Assoc. — 2.8%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2
3.94% (1 ML+2.15%)
due 10/25/2030(2)	3,715,000		3,743,478
Series 2018-C02, Class 2M2
3.99% (1 ML+2.20%)
due 08/25/2030(2)	3,608,435		3,639,700
Series 2018-C01, Class 1M2
4.04% (1 ML+2.25%)
due 07/25/2030(2)	3,500,000		3,546,036
Series 2018-C05, Class 1M2
4.14% (1 ML+2.35%)
due 01/25/2031(2)	3,690,000		3,742,582
Series 2018-R07, Class 1M2
4.19% (1 ML+2.40%)
due 04/25/2031*(2)	706,253		714,420
Series 2018-C04, Class 2M2
4.34% (1 ML+2.55%)
due 12/25/2030(2)	3,500,000		3,561,898
			18,948,114
Government National Mtg. Assoc. — 4.8%
3.00% due January 30 TBA	31,500,000		32,362,559
Uniform Mtg. Backed Securities — 4.7%
3.00% due January 30 TBA	31,500,000		31,947,891
Total U.S. Government Agencies
(cost $86,217,876)			86,292,270
U.S. GOVERNMENT TREASURIES — 49.3%
United States Treasury Bonds(1) — 8.1%
0.75% due 02/15/2045 TIPS	1,704,721		1,767,815
1.00% due 02/15/2049 TIPS	1,227,144		1,363,537
2.38% due 01/15/2025 TIPS(7)	46,274,490		51,572,280
			54,703,632
United States Treasury Notes — 41.2%
0.13% due 07/15/2026 TIPS(1)	30,166,193		30,261,344
0.25% due 01/15/2025 TIPS(1)	12,366,947		12,476,809
0.25% due 07/15/2029 TIPS(1)	15,180,389		15,327,697
0.38% due 07/15/2025 TIPS(1)	41,733,331		42,583,427
0.50% due 01/15/2028 TIPS(1)	85,971,760		88,193,343
0.63% due 01/15/2026 TIPS(1)	39,898,781		41,121,412
0.75% due 07/15/2028 TIPS(1)	37,089,565		39,018,955
0.88% due 01/15/2029 TIPS(1)	2,262,424		2,402,462

1

2.63% due 02/15/2029	7,810,000	8,282,871
279,668,320
Total U.S. Government Treasuries
(cost $328,068,698)	334,371,952
ASSET BACKED SECURITIES — 4.6%
Diversified Financial Services — 4.6%
Atlas Senior Loan Fund, Ltd. FRS
Series 2018-9A, Class A
2.84% (3 ML+0.87%)
due 04/20/2028*(5)	3,700,000	3,685,981
Atrium XIII FRS
Series 13A, Class A1
3.11% (3 ML+1.18%)
due 11/21/2030*(5)	3,700,000	3,698,109
Bear Stearns ARM Trust VRS
Series 2005-6, Class 3A1
4.44% due 08/25/2035(2)(4)	1,137,590	1,140,930
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2013-4A, Class A1RR
3.00% (3 ML+1.00%)
due 01/15/2031*(5)	2,000,000	1,981,910
CSMC Trust VRS
Series 2018-RPL8, Class A1
4.13% due 07/25/2058*(4)	1,290,326	1,298,655
Dryden Senior Loan Fund FRS
Series 2015-41A, Class AR
2.96% (3 ML+0.97%)
due 04/15/2031*(5)	2,045,000	2,028,610
Dryden Senior Loan Fund FRS
Series 2015-37A, Class AR
3.10% (3 ML+1.10%)
due 01/15/2031*(5)	2,500,000	2,490,290
LCM XX LP FRS
Series -20A, Class AR
3.01% (3 ML+1.04%)
due 10/20/2027*(5)	1,625,000	1,624,197
Magnetite, Ltd. FRS
Series 2012-7A, Class A1R2
2.80% (3 ML+0.80%)
due 01/15/2028*(5)	2,000,000	1,994,038
Neuberger Berman CLO XIX, Ltd. FRS
Series 2015-19A, Class A1R2
2.80% (3 ML+0.80%)
due 07/15/2027*(5)	2,500,000	2,495,685
Pretium Mtg. Credit Partners LLC
Series 2018-NPL4, Class A1
4.83% due 09/25/2058*(6)	618,880	621,875
PRPM LLC VRS
Series 2018-3A, Class A1
4.48% due 10/25/2023*(4)	1,945,434	1,963,659
Venture CLO, Ltd. FRS
Series 2017-29A, Class A
3.19% (3 ML+1.28%)
due 09/07/2030*(5)	1,110,000	1,107,045
Vericrest Opportunity Loan Transferee
Series 2019-NP10, Class A1A
3.43% due 12/27/2049*(6)	2,330,000	2,328,872
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A
3.18% due 10/25/2049*(6)	971,619	967,879
VOLT LXXII LLC
Series 2018-NPL8, Class A1A
4.21% due 10/26/2048*(6)	1,836,931	1,835,080
Total Asset Backed Securities
(cost $31,282,697)	31,262,815
FOREIGN CORPORATE BONDS & NOTES — 0.6%
SupraNational Banks — 0.6%
Asian Development Bank
Senior Notes
3.00% due 01/17/2023
(cost $3,583,071)	NZD	5,285,000	3,699,026
LOANS(8)(9)(10) — 4.9%
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. FRS
BTL-B
5.30% (1 ML +3.50%)
due 08/21/2026	284,288	285,620
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS
BTL-F
4.30% (1 ML +2.5%)
due 06/09/2023	296,231	296,787
Airlines — 0.2%
American Airlines, Inc. FRS
BTL
3.72% (1 ML +2.00%)
due 10/10/2021	881,443	883,977
WestJet Airlines, Ltd. FRS
BTL-B
coupon TBD
due 12/11/2026	155,000	156,135
1,040,112
Applications Software — 0.1%
SS&C Technologies, Inc. FRS
BTL-B5
4.05% (1 ML +2.25%)
due 04/16/2025	636,849	640,830
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS
BTL-B
4.15% (3 ML +2.25%)
due 11/13/2025	188,100	189,041
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS
BTL-B
3.75% (1 ME +3.75%)
due 04/30/2026	EUR	250,000	281,527

2

Panther BF Aggregator 2 LP FRS
BTL-B
5.30% (1 ML +3.50%)
due 04/30/2026	199,500		199,999
			481,526
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS
BTL-B
6.14% (3 ML +4.25%)
due 05/06/2024	38,750		38,928
Adient US LLC FRS
BTL-B
6.19% (3 ML +4.25%)
due 05/06/2024	115,475		116,004
			154,932
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS
BTL
5.05% (1 ML +3.25%)
due 10/20/2025	108,900		106,586
Nexstar Broadcasting, Inc. FRS
BTL-B3
4.05% (1 ML +2.25%)
due 01/17/2024	85,235		85,430
Nexstar Broadcasting, Inc. FRS
BTL-B4
4.45% (1 ML +2.75%)
due 09/18/2026	195,000		195,867
			387,883
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS
1st Lien
4.55% (1 ML +2.75%)
due 11/15/2023	150,000		150,643
Building Products-Doors & Windows — 0.1%
NCI Building Systems, Inc. FRS
BTL
5.49% (1 ML +3.75%)
due 04/12/2025	898,597		894,478
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS
BTL
5.19% (3 ML +3.25%)
due 03/06/2025	300,000		267,000
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS
BTL
3.99% (1 ML +2.25%)
due 01/15/2026	620,313		620,778
LCPR Loan Financing LLC FRS
BTL-B
6.74% (1 ML +5.00%)
due 10/15/2026	100,000		101,125
			721,903
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS
BTL-B
3.85% (1 WL +2.25%)
due 09/15/2023	258,648		260,154
Caesars Resort Collection LLC FRS
BTL-B
4.55% (1 ML +2.75%)
due 12/23/2024	345,592		345,736
			605,890
Cellular Telecom — 0.1%
Numericable Group SA FRS
BTL-B
5.43% (1 ML +3.69%)
due 01/31/2026	197,980		197,980
Sprint Communications, Inc. FRS
BTL-B
4.31% (1 ML +2.50%)
due 02/02/2024	246,827		244,591
Sprint Communications, Inc. FRS
BTL-B
4.81% (1 ML +3.00%)
due 02/02/2024	148,500		147,943
			590,514
Chemicals-Specialty — 0.1%
ASP Unifrax Holdings, Inc. FRS
BTL-B1
5.69% (3 ML +3.75%)
due 12/12/2025	569,250		513,274
Element Solutions, Inc. FRS
BTL-B
3.80% (1 ML +2.00%)
due 01/31/2026	168,303		168,987
Starfruit Finco BV FRS
BTL-B
3.75% (3 ME +3.75%)
due 10/01/2025	EUR	100,000	113,034
Starfruit US HoldCo. LLC FRS
BTL-B
4.96% (1 ML +3.25%)
due 10/01/2025	125,730		125,730
			921,025
Commercial Services — 0.1%
AVSC Holding Corp. FRS
BTL-B
4.94% (1 ML +3.25%)
due 03/03/2025	96,799		96,557
AVSC Holding Corp. FRS
BTL-B
5.05%-5.23% (3 ML +3.25%)
due 03/03/2025	102,188		101,933
Brightview Landscapes LLC FRS
BTL-B
4.25%-4.31% (1 ML +2.50%)
due 08/15/2025	173,241		174,324

3

Grizzly Finco FRS
BTL
5.35% (3 ML +3.25%)
due 10/01/2025	232,063	231,897
		604,711
Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS
BTL
5.06% (1 ML +3.25%)
due 12/22/2023	197,985	199,222
Financial & Risk US Holdings, Inc. FRS
BTL
5.05% (1 ML +3.25%)
due 10/01/2025	311,850	314,319
WEX, Inc. FRS
BTL-B3
4.05% (1 ML +2.25%)
due 05/15/2026	345,598	347,542
		861,083
Computer Services — 0.1%
Science Applications International Corp. FRS
BTL-B
3.55% (1 ML +1.75%)
due 10/31/2025	376,200	376,827
Tempo Acquisition LLC FRS
BTL-B
4.55% (1 ML +2.75%)
due 05/01/2024	148,101	148,842
		525,669
Consulting Services — 0.1%
AlixPartners LLP FRS
BTL
4.55% (1 ML +2.75%)
due 04/04/2024	395,426	397,262
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS
1st Lien
4.70%-4.81% (1 ML +3.00%)
due 11/07/2025	194,351	192,615
Berlin Packaging LLC FRS
1st Lien
4.95% (3 ML +3.00%)
due 11/07/2025	3,143	3,115
		195,730
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS
BTL-W
3.72% (1 ML +2.00%)
due 10/01/2022	175,000	175,594
Berry Global, Inc. FRS
BTL-U
4.22% (1 ML +2.50%)
due 07/01/2026	199,000	199,470
Flex Acquisition Co, Inc. FRS
BTL
4.69% (1 ML +3.00%)
due 12/29/2023	4,847	4,800
Flex Acquisition Co, Inc. FRS
BTL
5.10% (3 ML +3.00%)
due 12/29/2023	264,648	262,067
Reynolds Group Holdings, Inc. FRS
BTL
4.55% (1 ML +2.75%)
due 02/05/2023	197,455	197,949
		839,880
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS
BTL
6.19% (3 ML +4.25%)
due 10/01/2026	360,000	363,022
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS
BTL
6.79% (1 ML +5.00%)
due 02/06/2026	265,000	266,767
Evertec Group LLC FRS
BTL-B
5.30% (1 ML +3.50%)
due 11/27/2024	346,500	347,149
		613,916
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS
BTL
4.80% (1 ML +3.00%)
due 11/21/2024	73,656	73,932
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS
BTL-B
coupon TBD
due 12/17/2026	145,000	146,329
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS
BTL
3.80% (1 ML +2.00%)
due 01/15/2027	269,325	269,998
HD Supply, Inc. FRS
BTL-B5
3.55% (1 ML +1.75%)
due 10/17/2023	194,995	196,151
Resideo Funding, Inc. FRS
BTL
4.20% (3 ML +2.25%)
due 10/24/2025	297,000	294,401
Univar Solutions USA, Inc. FRS
BTL-B5
coupon TBD
due 07/01/2026	100,000	100,250
		860,800

4

E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC FRS
BTL-B
3.55% (1 ML +1.75%)
due 02/15/2024	111,851	112,410
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS
BTL-B
3.80% (1 ML +2.00%)
due 05/29/2025	238,390	240,178
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS
BTL-B
5.80% (1 ML +4.00%)
due 10/16/2026	205,000	205,256
MA FinanceCo. LLC FRS
BTL-B
4.30% (1 ML +2.50%)
due 06/21/2024	24,851	24,874
Seattle SpinCo, Inc. FRS
BTL-B3
4.30% (1 ML +2.50%)
due 06/21/2024	167,821	167,979
Ultimate Software Group, Inc. FRS
1st Lien
5.55% (1 ML +3.75%)
due 05/04/2026	99,750	100,207
		498,316
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS
1st Lien
4.80% (1 ML +3.00%)
due 06/15/2025	296,985	296,892
Food-Baking — 0.1%
Hostess Brands LLC FRS
BTL
4.05% (1 ML +2.25%)
due 08/03/2025	91,249	91,428
Hostess Brands LLC FRS
BTL
4.18% (3 ML +2.25%)
due 08/03/2025	204,986	205,389
		296,817
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS
BTL
5.49% (1 ML +3.75%)
due 10/01/2025	148,500	148,964
Aramark Services, Inc. FRS
BTL-B1
3.55% (1 ML +1.75%)
due 03/11/2025	375,000	376,172
		525,136
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS
BTL-B
3.55% (1 ML +1.75%)
due 06/27/2023	345,524	346,326
US Foods, Inc. FRS
BTL-B
3.80% (1 ML +2.00%)
due 09/13/2026	169,575	170,153
		516,479
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS
BTL-B
3.80% (1 ML +2.00%)
due 10/07/2024	409,740	412,045
Golden Entertainment, Inc. FRS
1st Lien
4.80% (1 ML +3.00%)
due 10/21/2024	97,229	97,472
		509,517
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS
BTL-B
5.55% (1 ML +3.75%)
due 08/13/2026	303,475	304,613
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS
BTL-B
3.54% (1 ML +1.75%)
due 06/22/2026	136,839	137,680
Industrial Gases — 0.0%
Messer Industries USA, Inc. FRS
BTL
4.44% (3 ML +2.50%)
due 03/01/2026	218,350	219,396
Insurance Brokers — 0.1%
HUB International, Ltd. FRS
BTL-B
4.69% (3 ML +2.75%)
due 04/25/2025	271,554	271,172
USI, Inc. FRS
BTL
4.94% (3 ML +3.00%)
due 05/16/2024	272,215	271,875
		543,047
Insurance-Property/Casualty — 0.2%
Asurion LLC FRS
BTL-B4
4.80% (1 ML +3.00%)
due 08/04/2022	164,150	165,012
Asurion LLC FRS
2nd Lien
8.30% (1 ML +6.50%)
due 08/04/2025	300,000	303,375

5

Sedgwick Claims Management
Services, Inc. FRS
BTL
5.05% (1 ML +3.25%)
due 12/31/2025	529,650		529,650
Sedgwick Claims Management
Services, Inc. FRS
BTL-B
5.80% (1 ML +4.00%)
due 09/03/2026	199,000		200,393
			1,198,430
Investment Companies — 0.0%
Messer Industries GmbH FRS
BTL-B
2.50% (3 ME +2.50%)
due 03/02/2026	EUR	100,000	112,703
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS
BTL-B
4.80% (1 ML +3.00%)
due 01/08/2024	128,346		127,704
Leisure Products — 0.0%
Hayward Industries, Inc. FRS
1st Lien
5.30% (1 ML +3.50%)
due 08/05/2024	140,611		139,380
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS
1st Lien
5.30% (1 ML +3.50%)
due 08/01/2025	99,497		100,036
Machinery-General Industrial — 0.0%
Altra Industrial Motion Corp. FRS
BTL-B
3.80% (1 ML +2.00%)
due 10/01/2025	217,575		218,028
Machinery-Pumps — 0.1%
NN, Inc. FRS
BTL-B
7.05% (1 ML +5.25%)
due 10/19/2022	369,948		359,774
Medical Information Systems — 0.1%
Quintiles IMS, Inc. FRS
BTL-B
3.69% (3 ML +1.75%)
due 03/07/2024	200,000		200,625
Zelis Payments Buyer, Inc. FRS
BTL
6.55% (1 ML +4.75%)
due 09/30/2026	400,000		401,333
			601,958
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS
1st Lien
5.55% (1 ML +3.75%)
due 10/10/2025	683,100		580,635
Syneos Health, Inc. FRS
BTL-B
3.80% (1 ML +2.00%)
due 08/01/2024	195,470		195,796
			776,431
Medical Products — 0.0%
Agiliti Health, Inc. FRS
BTL-B
4.75% (1 ML +3.00%)
due 01/04/2026	124,063		124,683
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS
BTL
4.49% (1 ML +2.75%)
due 11/27/2025	731,000		735,021
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS
BTL-B
6.06% (1 ML +4.25%)
due 04/29/2024	172,785		163,775
Medical-Hospitals — 0.1%
Universal Health Services, Inc. FRS
BTL-B
3.55% (1 ML +1.75%)
due 10/31/2025	549,450		552,884
Surgery Center Holdings, Inc. FRS
BTL
5.05% (1 ML +3.25%)
due 09/02/2024	340,644		338,941
			891,825
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS
1st Lien
5.24% (1 ML +3.50%)
due 12/11/2024	252,403		253,823
Motion Pictures & Services — 0.1%
Delta 2 Lux SARL FRS
BTL-B3
4.30% (1 ML +2.50%)
due 02/01/2024	750,000		752,579
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS
BTL
4.30% (1 ML +2.50%)
due 03/01/2024	78,294		78,506
Pipelines — 0.1%
BCP Raptor II LLC FRS
BTL
6.55% (1 ML +4.75%)
due 11/03/2025	333,325		306,659
BCP Renaissance Parent LLC FRS
BTL-B
5.44% (3 ML +3.50%)
due 10/31/2024	172,807		153,280
Lower Cadence Holdings LLC FRS
BTL-B
5.80% (1 ML +4.00%)
due 05/22/2026	99,500		98,194

6

Medallion Midland Acquisition LLC FRS
BTL
5.05% (1 ML +3.25%)
due 10/30/2024	148,111		146,630
Traverse Midstream Partners LLC FRS
BTL
5.80% (1 ML +4.00%)
due 09/27/2024	98,750		88,628
			793,391
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS
BTL-B
5.35% (3 ML +3.25%)
due 07/01/2026	90,873		91,441
Protection/Safety — 0.1%
Verisure Holdings AB FRS
BTL-B
3.50% (3 ME +3.50%)
due 10/21/2022	EUR	340,000	383,353
Racetracks — 0.0%
Penn National Gaming, Inc. FRS
BTL-B
4.05% (1 ML +2.25%)
due 10/15/2025	222,750		223,508
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS
BTL
3.79% (1 ML +2.00%)
due 12/20/2024	150,000		150,563
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS
BTL
3.55% (1 ML +1.75%)
due 10/31/2025	1,372,625		1,380,224
Research & Development — 0.0%
PAREXEL International Corp. FRS
BTL
4.55% (1 ML +2.75%)
due 09/27/2024	207,950		203,480
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS
BTL
4.30% (1 ML +2.50%)
due 08/18/2023	124,682		123,902
Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS
BTL-B
4.05% (1 ML +2.25%)
due 01/02/2025	271,545		272,507
Retail-Office Supplies — 0.0%
Staples, Inc. FRS
BTL
6.69% (1 ML +5.00%)
due 04/16/2026	199,000		195,144
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS
BTL-B
5.22% (3 ML +3.25%)
due 02/05/2025	291,294		292,508
Restaurant Brands International FRS
BTL-B
3.55% (1 ML +1.75%)
due 11/19/2026	272,982		273,238
			565,746
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS
BTL
6.80% (1 ML +5.00%)
due 09/25/2024	730,657		727,003
Security Services — 0.0%
Allied Universal Holdco LLC FRS
BTL-B
6.05% (1 ML +4.25%)
due 07/10/2026	132,576		133,272
Garda World Security Corp. FRS
BTL-B
6.66% (3 ML +4.75%)
due 10/30/2026	100,000		100,458
			233,730
Semiconductor Equipment — 0.1%
Entegris, Inc. FRS
BTL-B
3.80% (1 ML +2.00%)
due 11/06/2025	519,750		521,916
Cabot Microelectronics Corp. FRS
BTL-B
3.81% (1 ML +2.00%)
due 11/14/2025	407,727		408,746
			930,662
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS
BTL
4.93% (3 ML +3.00%)
due 09/06/2024	197,481		193,285
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS
BTL
4.80% (1 ML +3.00%)
due 11/15/2024	173,237		173,074
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS
BTL-B
4.55% (1 ML +2.75%)
due 01/31/2025	197,980		198,612
Television — 0.2%
Mission Broadcasting, Inc. FRS
BTL-B3
3.94% (1 ML +2.25%)
due 01/17/2024	16,937		16,976

7

Gray Television, Inc. FRS
BTL-C
4.20% (1 ML +2.50%)
due 01/02/2026	556,516	558,742
Ion Media Networks, Inc. FRS
BTL-B1
4.81% (1 ML +3.00%)
due 12/18/2024	406,814	407,577
		983,295
Theaters — 0.1%
Cineworld, Ltd. FRS
BTL
4.05% (1 ML +2.25%)
due 02/28/2025	614,351	612,986
Transport-Rail — 0.0%
Savage Enterprises LLC FRS
BTL
5.74% (1 ML +4.00%)
due 08/01/2025	249,168	251,971
Veterinary Diagnostics — 0.0%
NVA Holdings, Inc. FRS
BTL-B3
6.50% (USFRBPLR +1.75%)
due 02/02/2025	207,375	207,083
Web Hosting/Design — 0.1%
Web.com Group, Inc. FRS
BTL
5.49% (1 ML +3.75%)
due 10/10/2025	358,927	357,581
Total Loans
(cost $33,221,593)		33,198,196
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56	262
Television — 0.0%
ION Media Networks, Inc.†(11)(12)	233	62,332
Total Common Stocks
(cost $2)		62,594
Total Long-Term Investment Securities
(cost $727,564,666)		725,595,125
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC
Joint Repurchase Agreement(13)	325,000	325,000
Barclays Capital, Inc.
Joint Repurchase Agreement(13)	295,000	295,000
BNP Paribas SA
Joint Repurchase Agreement(13)	295,000	295,000
Deutsche Bank AG
Joint Repurchase Agreement(13)	370,000	370,000
RBS Securities, Inc.
Joint Repurchase Agreement(13)	325,000	325,000
Total Repurchase Agreements
(cost $1,610,000)		1,610,000
TOTAL INVESTMENTS
(cost $729,174,666)	107.2%	727,205,125
Liabilities in excess of other assets	(7.2)	(49,089,687)
NET ASSETS	100.0%	$678,115,438

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $64,765,889 representing 9.6% of net assets.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Collateralized Mortgage Obligation
(3)	Denominated in United States dollars unless otherwise indicated.
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Loan Obligation
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2019.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	Securities classified as Level 3 (see Note 1).
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

8

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$62,332	$267.52	0.01%

(13)	See Note 2 for details of Joint Repurchase Agreements.
AUD	—	Australian Dollar
BTL	—	Bank Term Loan
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
EUR	—	Euro Currency
GBP	—	Pound Sterling
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD	—

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

9

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
20	Short	U.S. Treasury 10 Year Ultra Notes	March 2020	$2,847,873	$2,814,063	$33,810
68	Short	U.S. Treasury Ultra Bonds	March 2020	12,768,019	12,352,625	415,394
						449,204

						Unrealized (Depreciation)
228	Long	U.S. Treasury 10 Year Notes	March 2020	$29,474,587	$29,280,188	$(194,399)
		Net Unrealized Appreciation (Depreciation)				$254,805

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	GBP	47,815,000	USD	62,674,946	01/31/2020	$—	$(711,773)

Barclays Bank PLC	JPY	3,027,283,000	USD	27,696,501	01/31/2020	—	(201,791)

Canadian Imperial Bank of Commerce	CAD	33,848,000	USD	25,798,486	01/31/2020	—	(271,390)

Citibank N.A.	EUR	104,727,519	USD	116,881,671	01/31/2020	—	(795,504)

Goldman Sachs International	AUD	4,446,170	USD	3,053,274	01/31/2020	—	(69,037)

HSBC Bank USA	NZD	8,235,000	USD	5,416,552	01/31/2020	—	(129,225)

State Street Bank and Trust Co.	EUR	25,000	USD	28,113	01/31/2020	21	—
	USD	718,620	GBP	542,000	01/31/2020	—	(109)
						21	(109)
Net Unrealized Appreciation (Depreciation)						$21	$(2,178,829)

AUD-Australian Dollar

CAD-Canadian Dollar

EUR-Euro Currency

GBP-Pound Sterling

JPY-Japanese Yen

NZD-New Zealand Dollar

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$236,708,272	$—	$236,708,272
U.S. Government Agencies	—	86,292,270	—	86,292,270
U.S. Government Treasuries	—	334,371,952	—	334,371,952
Asset Backed Securities	—	31,262,815	—	31,262,815
Foreign Corporate Bonds & Notes	—	3,699,026	—	3,699,026
Loans	—	33,198,196	—	33,198,196
Common Stocks:
Printing-Commercial	262	—	—	262
Television	—	—	62,332	62,332
Repurchase Agreements	—	1,610,000	—	1,610,000
Total Investments at Value	$262	$727,142,531	$62,332	$727,205,125

Other Financial Instruments:†
Futures Contracts	$449,204	$—	—	$449,204
Forward Foreign Currency Contracts	—	21	$—	21
	449,204	21	—	449,225
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$194,399	$—	$—	$194,399
Forward Foreign Currency Contracts	—	2,178,829	—	2,178,829
Total Other Financial Instruments	$194,399	$2,178,829	$—	$2,373,228

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.4%
Aerospace/Defense-Equipment — 3.3%
United Technologies Corp.	63,300	$9,479,808
Banks-Super Regional — 3.2%
Wells Fargo & Co.	172,900	9,302,020
Chemicals-Diversified — 4.3%
FMC Corp.	125,600	12,537,392
Computer Software — 2.3%
Teradata Corp.†	251,100	6,721,947
Diversified Banking Institutions — 13.7%
Bank of America Corp.	300,500	10,583,610
Citigroup, Inc.	135,100	10,793,139
JPMorgan Chase & Co.	74,600	10,399,240
Morgan Stanley	154,500	7,898,040
		39,674,029
Electric-Integrated — 5.1%
AES Corp.	402,200	8,003,780
NextEra Energy, Inc.	28,500	6,901,560
		14,905,340
Food-Meat Products — 2.9%
Tyson Foods, Inc., Class A	92,000	8,375,680
Gold Mining — 2.9%
Barrick Gold Corp.	454,600	8,451,014
Instruments-Controls — 2.7%
Honeywell International, Inc.	44,100	7,805,700
Insurance-Life/Health — 1.5%
Unum Group	147,700	4,306,932
Insurance-Multi-line — 3.3%
MetLife, Inc.	187,600	9,561,972
Medical Products — 3.0%
Baxter International, Inc.	102,800	8,596,136
Medical-Drugs — 4.3%
Bristol-Myers Squibb Co.	196,500	12,613,335
Medical-HMO — 3.7%
Humana, Inc.	29,500	10,812,340
Metal-Copper — 3.1%
Freeport-McMoRan, Inc.	689,200	9,042,304
Oil Companies-Integrated — 1.9%
Chevron Corp.	46,004	5,543,942
Oil Refining & Marketing — 4.2%
Marathon Petroleum Corp.	117,300	7,067,325
Valero Energy Corp.	55,300	5,178,845
		12,246,170
Oil-Field Services — 4.0%
Halliburton Co.	225,000	5,505,750
TechnipFMC PLC	290,000	6,217,600
		11,723,350
Pharmacy Services — 4.2%
Cigna Corp.	59,400	12,146,706
Pipelines — 1.7%
Williams Cos., Inc.	212,800	5,047,616
Retail-Building Products — 2.7%
Lowe’s Cos., Inc.	65,000	7,784,400
Retail-Catalog Shopping — 1.5%
Qurate Retail, Inc.†	498,600	4,203,198
Semiconductor Components-Integrated Circuits — 2.2%
QUALCOMM, Inc.	73,900	6,520,197
Semiconductor Equipment — 2.1%
Applied Materials, Inc.	101,200	6,177,248
Telecom Equipment-Fiber Optics — 3.5%
Corning, Inc.	346,900	10,098,259
Telephone-Integrated — 4.8%
Verizon Communications, Inc.	226,100	13,882,540
Tobacco — 3.7%
Philip Morris International, Inc.	126,000	10,721,340
Transport-Rail — 3.6%
CSX Corp.	78,000	5,644,080
Union Pacific Corp.	27,100	4,899,409
		10,543,489
Total Long-Term Investment Securities
(cost $217,338,360)		288,824,404
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 12/31/2019, to be purchased 01/02/2020 in the amount of $1,754,024 and collaterallized by $1,790,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $1,792,238 (cost $1,754,000)	$1,754,000	1,754,000
TOTAL INVESTMENTS (cost $219,092,360)	100.0%	290,578,404
Liabilities in excess of other assets	(0.0)	(59,009)
NET ASSETS	100.0%	$290,519,395

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$288,824,404	$—	$—	$288,824,404
Repurchase Agreements	—	1,754,000	—	1,754,000
Total Investments at Value	$288,824,404	$1,754,000	$—	$290,578,404

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# (1) — 100.1%
Domestic Equity Investment Companies — 60.6%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,089,602	$15,396,074
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,074,712	17,034,187
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	153,930	2,964,689
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	214,675	3,486,321
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	225,217	2,986,378
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	136,802	6,900,316
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	117,113	1,624,352
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	92,052	1,738,855
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	131,910	2,142,219
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	150,215	1,312,876
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	165,087	2,715,676
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	295,135	10,728,171
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	147,504	2,907,296
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	316,070	5,929,471
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	630,839	16,471,212
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	302,468	5,468,630
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	382,320	7,982,852
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	665,386	8,982,717
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	227,349	2,703,174
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	369,505	8,336,026
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	292,918	3,491,588
Total Domestic Equity Investment Companies (cost $125,836,901)		131,303,080
Domestic Fixed Income Investment Companies — 18.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	433,445	6,670,724
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	512,398	6,118,035
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	524,348	5,138,610
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	23,410	249,086
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	257,055	3,480,527
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	526,436	5,659,185
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	413,293	4,285,845
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	703,799	6,489,028
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	346,229	1,893,875
Total Domestic Fixed Income Investment Companies (cost $39,286,618)		39,984,915
International Equity Investment Companies — 21.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,690,207	14,958,330
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	173,483	2,621,331
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	330,197	5,510,993
SunAmerica Series Trust SA International Index Portfolio, Class 1	544,814	6,385,224
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	315,832	2,709,838
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	782,462	7,996,763
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	537,841	5,389,171
Total International Equity Investment Companies (cost $44,899,988)		45,571,650
TOTAL INVESTMENTS (cost $210,023,507)	100.1%	216,859,645
Liabilities in excess of other assets	(0.1)	(130,841)
NET ASSETS	100.0%	$216,728,804

#

The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$216,859,645	$—	$—	$216,859,645

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

Seasons Series Trust SA Allocation Moderate Growth Portfolio

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 100.0%# (1)
Domestic Equity Investment Companies — 50.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,986,645	$28,071,288
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,110,918	33,458,043
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	253,821	4,888,588
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	355,595	5,774,855
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	390,354	5,176,099
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	252,479	12,735,022
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	227,630	3,157,229
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	188,089	3,553,001
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	257,727	4,185,493
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	277,509	2,425,431
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	314,667	5,176,267
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	535,145	19,452,526
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	253,250	4,991,551
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	498,797	9,357,429
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,198,468	31,292,001
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	537,395	9,716,095
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	690,938	14,426,791
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,282,009	17,307,125
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	403,920	4,802,605
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	651,484	14,697,481
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	508,263	6,058,498
Total Domestic Equity Investment Companies (cost $225,235,338)		240,703,418
Domestic Fixed Income Investment Companies — 33.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,375,487	21,168,750
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,407,132	40,681,154
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,959,927	19,207,283
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	205,819	2,189,913
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	723,022	9,789,723
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,636,836	17,595,988
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,239,008	12,848,513
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,951,491	27,212,750
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,269,801	6,945,810
Total Domestic Fixed Income Investment Companies (cost $153,886,486)		157,639,884
International Equity Investment Companies — 16.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,851,623	25,236,866
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	321,118	4,852,099
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	589,737	9,842,712
SunAmerica Series Trust SA International Index Portfolio, Class 1	914,048	10,712,643
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	588,709	5,051,122
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,456,983	14,890,365
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	953,327	9,552,332
Total International Equity Investment Companies (cost $77,136,380)		80,138,139
TOTAL INVESTMENTS (cost $456,258,204)	100.0%	478,481,441
Liabilities in excess of other assets	(0.0)	(237,471)
NET ASSETS	100.0%	$478,243,970

#

The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$478,481,441	$—	$—	$478,481,441

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 43.6%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,128,917	$15,951,604
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,127,047	17,863,694
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	164,876	3,175,521
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	191,706	3,113,300
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	216,568	2,871,687
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	145,714	7,349,804
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	134,120	1,860,244
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	95,731	1,808,352
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	144,667	2,349,395
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	142,797	1,248,050
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	161,708	2,660,094
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	293,307	10,661,718
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	146,393	2,885,410
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	264,043	4,953,450
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	622,022	16,240,987
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	289,395	5,232,253
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	365,883	7,639,633
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	704,649	9,512,756
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	218,118	2,593,425
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	380,202	8,577,351
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	270,834	3,228,343
Total Domestic Equity Investment Companies (cost $123,583,227)		131,777,071
Domestic Fixed Income Investment Companies — 42.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,052,933	16,204,639
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,904,085	34,674,771
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,563,919	15,326,409
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	139,463	1,483,884
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	581,391	7,872,034
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,413,668	15,196,927
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,161,896	12,048,863
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,281,222	21,032,869
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,023,691	5,599,590
Total Domestic Fixed Income Investment Companies (cost $126,275,557)		129,439,986
International Equity Investment Companies — 13.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,498,047	13,257,712
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	173,777	2,625,774
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	350,541	5,850,522
SunAmerica Series Trust SA International Index Portfolio, Class 1	386,344	4,527,956
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	282,333	2,422,418
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	744,783	7,611,677
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	483,423	4,843,900
Total International Equity Investment Companies (cost $39,925,860)		41,139,959
TOTAL INVESTMENTS (cost $289,784,644)	100.1%	302,357,016
Liabilities in excess of other assets	(0.1)	(168,924)
NET ASSETS	100.0%	$302,188,092

#                 The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

†                 Non-income producing security

(1)         See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$302,357,016	$—	$—	$302,357,016

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 32.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	585,137	$8,267,987
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	630,375	9,991,443
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	95,962	1,848,220
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	107,995	1,753,844
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	110,026	1,458,943
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	85,265	4,300,745
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	71,864	996,757
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	54,539	1,030,242
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	96,669	1,569,904
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	80,827	706,425
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	79,580	1,309,087
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	165,251	6,006,875
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	81,835	1,612,970
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	203,300	3,813,915
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	334,807	8,741,820
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	169,158	3,058,370
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	212,012	4,426,812
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	372,956	5,034,906
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	117,754	1,400,093
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	209,789	4,732,831
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	167,107	1,991,918
Total Domestic Equity Investment Companies (cost $69,788,589)		74,054,107
Domestic Fixed Income Investment Companies — 58.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,042,812	16,048,872
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,267,377	39,012,482
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,612,384	15,801,364
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	153,468	1,632,897
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	667,258	9,034,671
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,242,933	13,361,531
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,201,954	12,464,265
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,259,662	20,834,087
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	951,930	5,207,054
Total Domestic Fixed Income Investment Companies (cost $130,480,902)		133,397,223
International Equity Investment Companies — 9.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	677,353	5,994,573
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	103,907	1,570,036
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	252,703	4,217,619
SunAmerica Series Trust SA International Index Portfolio, Class 1	135,190	1,584,427
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	144,522	1,240,001
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	455,044	4,650,546
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	276,869	2,774,224
Total International Equity Investment Companies (cost $21,389,725)		22,031,426
TOTAL INVESTMENTS (cost $221,659,216)	100.1%	229,482,756
Liabilities in excess of other assets	(0.1)	(139,572)
NET ASSETS	100.0%	$229,343,184

#                                         The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                                         Non-income producing security

(1)                                 See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$229,482,756	$—	$—	$229,482,756

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2019 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Repurchase Agreements

As of December 31, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.36%	$80,000
SA Multi-Managed Moderate Growth	0.70	155,000
SA Multi-Managed Income/Equity	0.66	145,000
SA Multi-Managed Income	0.39	85,000
SA Multi-Managed Large Cap Value	3.75	825,000
SA Multi-Managed Mid Cap Growth	1.91	420,000
SA Multi-Managed Diversified Fixed Income	6.68	1,470,000
SA Wellington Real Return	1.48	325,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $22,000,000, a repurchase price of $22,001,882, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	07/15/2022	$22,357,000	$22,620,705

As of December 31, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.38%	$75,000
SA Multi-Managed Moderate Growth	0.70	140,000
SA Multi-Managed Income/Equity	0.65	130,000
SA Multi-Managed Income	0.38	75,000
SA Multi-Managed Large Cap Value	3.75	750,000
SA Multi-Managed Mid Cap Growth	1.90	380,000
SA Multi-Managed Diversified Fixed Income	6.68	1,335,000
SA Wellington Real Return	1.48	295,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2019, bearing interest at a rate of 1.55% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,722, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.63%	12/31/2021	$20,375,000	$20,396,598

As of December 31, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.38%	$75,000
SA Multi-Managed Moderate Growth	0.70	140,000
SA Multi-Managed Income/Equity	0.65	130,000
SA Multi-Managed Income	0.38	75,000
SA Multi-Managed Large Cap Value	3.75	750,000
SA Multi-Managed Mid Cap Growth	1.90	380,000
SA Multi-Managed Diversified Fixed Income	6.68	1,335,000
SA Wellington Real Return	1.48	295,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2019, bearing interest at a rate of 1.55% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,722, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.25%	08/15/2027	$19,639,000	$20,390,472

As of December 31, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.44%	$105,000
SA Multi-Managed Moderate Growth	0.72	170,000
SA Multi-Managed Income/Equity	0.68	160,000
SA Multi-Managed Income	0.42	100,000
SA Multi-Managed Large Cap Value	3.83	905,000
SA Multi-Managed Mid Cap Growth	1.97	465,000
SA Multi-Managed Diversified Fixed Income	6.73	1,590,000
SA Wellington Real Return	1.57	370,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $23,640,000, a repurchase price of $23,642,023, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.75%	07/31/2023	$22,983,000	$24,135,390

As of December 31, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.36%	$80,000
SA Multi-Managed Moderate Growth	0.70	155,000
SA Multi-Managed Income/Equity	0.66	145,000
SA Multi-Managed Income	0.39	85,000
SA Multi-Managed Large Cap Value	3.75	825,000
SA Multi-Managed Mid Cap Growth	1.91	420,000
SA Multi-Managed Diversified Fixed Income	6.68	1,470,000
SA Wellington Real Return	1.48	325,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $22,000,000, a repurchase price of $22,001,882, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.00%	08/15/2025	$21,955,000	$22,433,886

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended December 31, 2019, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2019	Purchases	Sales	Gain/Loss	Gain (Loss)	2019

American International Group, Inc.	$17,754	$—	$841,091	$16,019	$89,781	$(3,203)	$163,356	$927,482

SA Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019

Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$166,473	$—	$2,510,367	$4,303,841	$122,132	$2,325	$(23,677)	$6,670,724
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	184,461	—	4,856,754	1,366,982	235,817	7,602	122,514	6,118,035
SA Multi-Managed International Equity Portfolio, Class 1	444,543	1,154,729	14,047,295	4,461,937	3,351,487	280,477	(479,892)	14,958,330
SA Multi-Managed Large Cap Growth Portfolio, Class 1	67,143	1,770,981	12,848,864	4,852,414	2,127,257	224,601	(402,548)	15,396,074
SA Multi-Managed Large Cap Value Portfolio, Class 1	386,574	880,933	16,823,145	4,898,518	5,596,278	(417,795)	1,326,597	17,034,187
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	283,364	2,201,914	795,790	58,854	12,501	13,338	2,964,689
SA Multi-Managed Mid Cap Value Portfolio, Class 1	43,797	174,896	2,593,604	860,969	72,979	(84)	104,811	3,486,321
SA Multi-Managed Small Cap Portfolio, Class 1	7,113	226,924	2,222,977	785,880	63,381	11,963	28,939	2,986,378
SA Wellington Real Return Portfolio, Class 1	19,938	—	4,090,617	1,025,083	115,445	(173)	138,528	5,138,610
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	49	390,497	5,220,935	1,573,068	415,817	39,010	483,120	6,900,316
SA DFA Ultra Short Bond Portfolio, Class 1	4,749	—	333,130	78,176	162,907	3,420	(2,733)	249,086
SA Emerging Market Equity Index, Class 1	—	—	1,995,871	492,718	56,591	(5,214)	194,547	2,621,331
SA Federated Corporate Bond Portfolio, Class 1	173,149	—	3,085,128	857,457	552,132	(16,366)	106,440	3,480,527
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	35,784	4,219	—	1,670,102	17,985	(28)	(27,737)	1,624,352
SA Fidelity Institutional International Growth Portfolio, Class 1	20,723	5,837	—	5,057,510	98,483	4,592	547,374	5,510,993
SA Fixed Income Index Portfolio, Class 1	16,256	—	8,099,838	1,931,375	4,858,262	290,490	195,744	5,659,185
SA Fixed Income Intermediate Index Portfolio, Class 1	2,634	—	1,252,033	3,019,646	42,847	2,040	54,973	4,285,845
SA Franklin Small Company Value Portfolio, Class 1	15,442	231,694	1,239,000	584,887	39,055	(9,077)	(36,900)	1,738,855
SA Franklin US Equity Small Beta Portfolio, Class 1	7,825	—	—	2,001,999	19,258	915	158,563	2,142,219
SA International Index Portfolio, Class 1	5,916	—	4,772,328	1,188,438	135,817	(5,267)	565,542	6,385,224
SA Invesco Growth Opportunities Portfolio, Class 1	—	164,000	1,577,992	536,542	740,684	61,460	(122,434)	1,312,876
SA Janus Focused Growth Portfolio, Class 1	611	128,676	2,206,946	656,014	419,971	77,744	194,943	2,715,676
SA JPMorgan Emerging Markets Portfolio, Class 1	73,831	—	2,477,701	568,159	484,581	47,823	100,736	2,709,838
SA JPMorgan Equity-Income Portfolio, Class 1	251,807	690,263	8,148,347	3,073,251	817,864	25,975	298,462	10,728,171
SA JPMorgan MFS Core Bond Portfolio, Class 1	187,010	—	2,984,967	4,189,002	798,252	17,811	95,500	6,489,028
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	225,583	2,543,479	883,008	662,756	55,461	88,104	2,907,296
SA Large Cap Growth Index Portfolio, Class 1	1,990	1,697	4,333,150	1,048,248	119,972	17,043	651,002	5,929,471
SA Large Cap Index Portfolio, Class 1	6,157	38,144	11,349,168	3,480,559	322,643	40,933	1,923,195	16,471,212
SA Large Cap Value Index Portfolio, Class 1	2,486	3,020	4,405,692	1,021,684	754,280	65,381	730,153	5,468,630
SA Legg Mason BW Large Cap Value Portfolio, Class 1	154,063	629,970	3,212,530	5,064,318	110,048	(4,475)	(179,473)	7,982,852
SA MFS Blue Chip Growth, Class 1	49,531	862,420	6,454,450	2,488,647	181,090	16,795	203,915	8,982,717
SA Mid Cap Index Portfolio, Class 1	—	4,524	2,451,027	784,246	756,085	30,291	193,695	2,703,174
SA Morgan Stanley International Equities Portfolio, Class 1	189,232	286,058	4,825,527	3,255,669	143,848	(6,372)	65,787	7,996,763
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	93,798	830,190	6,002,665	2,402,141	169,772	5,691	95,301	8,336,026
SA PineBridge High-Yield Bond Portfolio, Class 1	137,067	—	1,776,228	506,035	360,914	(10,976)	(16,498)	1,893,875
SA Putnam International Growth and Income Portfolio, Class 1	126,028	215,447	3,609,309	1,741,888	104,731	(11,356)	154,061	5,389,171
SA Small Cap Index Portfolio, Class 1	—	—	4,664,290	1,051,456	2,496,971	(32,365)	305,178	3,491,588
	$2,876,180	$9,204,066	$161,217,268	$74,557,657	$27,587,246	$822,796	$7,849,170	$216,859,645

† Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Net Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$558,403	$—	$12,057,200	$10,365,217	$1,310,154	$14,164	$42,323	$21,168,750
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,250,141	—	47,780,997	1,853,729	10,365,456	359,111	1,052,773	40,681,154
SA Multi-Managed International Equity Portfolio, Class 1	763,619	1,983,550	30,197,392	3,070,543	7,776,926	169,143	(423,286)	25,236,866
SA Multi-Managed Large Cap Growth Portfolio, Class 1	124,651	3,287,795	30,600,596	3,795,210	6,313,732	838,213	(848,999)	28,071,288
SA Multi-Managed Large Cap Value Portfolio, Class 1	772,930	1,761,369	39,037,694	2,984,398	10,586,535	(153,409)	2,175,895	33,458,043
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	475,483	4,624,815	537,614	361,296	28,996	58,459	4,888,588
SA Multi-Managed Mid Cap Value Portfolio, Class 1	73,818	294,781	6,213,614	859,249	1,482,155	156,290	27,857	5,774,855
SA Multi-Managed Small Cap Portfolio, Class 1	12,562	400,780	5,012,417	484,794	415,491	(3,178)	97,557	5,176,099
SA Wellington Real Return Portfolio, Class 1	75,987	—	19,808,004	343,152	1,553,574	(29,899)	639,600	19,207,283
SunAmerica Series Trust							—
SA AB Growth Portfolio, Class 1	93	739,700	12,051,142	895,123	1,278,241	117,987	949,011	12,735,022
SA DFA Ultra Short Bond Portfolio, Class 1	42,817	—	2,303,928	73,883	180,648	2,660	(9,910)	2,189,913
SA Emerging Market Equity Index, Class 1	—	—	4,587,495	292,131	361,296	(27,848)	361,617	4,852,099
SA Federated Corporate Bond Portfolio, Class 1	501,148	—	16,340,022	636,424	7,604,548	(321,648)	739,473	9,789,723
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	71,614	8,443	—	3,309,873	99,071	(195)	(53,378)	3,157,229
SA Fidelity Institutional International Growth Portfolio, Class 1	37,309	10,510	—	9,328,834	529,424	21,839	1,021,463	9,842,712
SA Fixed Income Index Portfolio, Class 1	48,032	—	24,177,551	362,979	8,277,136	391,194	941,400	17,595,988
SA Fixed Income Intermediate Index Portfolio, Class 1	10,998	—	6,593,704	6,506,118	507,419	19,804	236,306	12,848,513
SA Franklin Small Company Value Portfolio, Class 1	32,517	487,896	3,806,645	570,937	791,169	(116,061)	82,649	3,553,001
SA Franklin US Equity Small Beta Portfolio, Class 1	15,414	—	—	3,938,348	73,824	3,641	317,328	4,185,493
SA International Index Portfolio, Class 1	10,206	—	10,371,690	150,003	812,917	(23,775)	1,027,642	10,712,643
SA Invesco Growth Opportunities Portfolio, Class 1	—	311,335	3,979,587	356,137	1,826,337	147,910	(231,866)	2,425,431
SA Janus Focused Growth Portfolio, Class 1	1,196	252,003	4,696,483	315,330	361,296	56,837	468,913	5,176,267
SA JPMorgan Emerging Markets Portfolio, Class 1	141,377	—	5,716,643	203,983	1,148,116	124,675	153,937	5,051,122
SA JPMorgan Equity-Income Portfolio, Class 1	469,208	1,286,212	18,496,520	2,190,451	1,977,454	66,197	676,812	19,452,526
SA JPMorgan MFS Core Bond Portfolio, Class 1	806,652	—	18,603,391	9,953,263	1,975,848	11,637	620,307	27,212,750
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	397,753	5,502,701	463,400	1,263,741	100,200	188,991	4,991,551
SA Large Cap Growth Index Portfolio, Class 1	3,226	2,750	8,759,261	120,918	668,398	89,058	1,056,590	9,357,429
SA Large Cap Index Portfolio, Class 1	12,018	74,461	29,568,504	477,908	2,926,167	334,558	3,837,198	31,292,001
SA Large Cap Value Index Portfolio, Class 1	4,540	5,514	8,523,073	1,093,184	1,250,700	77,889	1,272,649	9,716,095
SA Legg Mason BW Large Cap Value Portfolio, Class 1	286,201	1,170,291	8,068,038	7,323,830	706,430	(22,495)	(236,152)	14,426,791
SA MFS Blue Chip Growth, Class 1	98,026	1,706,822	16,486,888	2,022,308	1,794,537	186,184	406,282	17,307,125
SA Mid Cap Index Portfolio, Class 1	—	8,263	4,746,958	1,049,370	1,354,416	69,129	291,564	4,802,605
SA Morgan Stanley International Equities Portfolio, Class 1	362,244	547,598	13,166,497	2,560,677	1,029,428	(35,574)	228,193	14,890,365
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	169,901	1,503,774	14,083,596	1,860,069	1,583,889	50,427	287,278	14,697,481
SA PineBridge High-Yield Bond Portfolio, Class 1	517,074	—	9,264,773	611,220	2,875,583	14,697	(69,297)	6,945,810
SA Putnam International Growth and Income Portfolio, Class 1	229,640	392,577	6,626,786	3,324,895	556,511	(53,562)	210,724	9,552,332
SA Small Cap Index Portfolio, Class 1	—	—	11,210,837	120,866	5,729,766	(203,123)	659,684	6,058,498
	$7,503,562	$17,109,660	$463,065,442	$84,406,368	$89,709,629	$2,461,673	$18,257,587	$478,481,441

† Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$427,414	$—	$9,601,795	$7,721,790	$1,207,656	$14,696	$74,014	$16,204,639
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,068,019	—	39,202,919	1,906,385	7,576,341	112,107	1,029,701	34,674,771
SA Multi-Managed International Equity Portfolio, Class 1	401,886	1,043,925	16,680,179	1,727,423	5,005,973	123,527	(267,444)	13,257,712
SA Multi-Managed Large Cap Growth Portfolio, Class 1	70,988	1,872,385	19,625,652	2,342,092	6,148,245	912,382	(780,277)	15,951,604
SA Multi-Managed Large Cap Value Portfolio, Class 1	413,632	942,592	22,209,571	1,780,627	7,319,596	(145,048)	1,338,140	17,863,694
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	309,491	3,007,393	374,671	263,193	32,876	23,774	3,175,521
SA Multi-Managed Mid Cap Value Portfolio, Class 1	39,880	159,254	3,698,986	272,229	972,488	(139,505)	254,078	3,113,300
SA Multi-Managed Small Cap Portfolio, Class 1	6,986	222,869	2,787,002	295,035	263,193	26,269	26,574	2,871,687
SA Wellington Real Return Portfolio, Class 1	60,778	—	15,844,966	412,746	1,421,242	(25,974)	515,913	15,326,409
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	54	428,421	6,758,747	575,127	592,184	55,340	552,774	7,349,804
SA DFA Ultra Short Bond Portfolio, Class 1	29,144	—	1,568,532	64,992	144,756	2,136	(7,020)	1,483,884
SA Emerging Market Equity Index, Class 1	—	—	2,619,136	58,661	236,874	(18,072)	202,923	2,625,774
SA Federated Corporate Bond Portfolio, Class 1	404,635	—	13,384,418	598,660	6,462,062	(261,678)	612,696	7,872,034
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	42,365	4,995	—	1,973,271	81,630	(51)	(31,346)	1,860,244
SA Fidelity Institutional International Growth Portfolio, Class 1	22,239	6,265	—	6,252,111	1,066,479	64,679	600,211	5,850,522
SA Fixed Income Index Portfolio, Class 1	39,791	—	19,995,320	470,024	6,376,553	285,547	822,589	15,196,927
SA Fixed Income Intermediate Index Portfolio, Class 1	12,763	—	7,648,643	4,791,956	684,302	29,007	263,559	12,048,863
SA Franklin Small Company Value Portfolio, Class 1	16,610	249,282	1,134,293	895,663	116,019	(26,369)	(79,216)	1,808,352
SA Franklin US Equity Small Beta Portfolio, Class 1	8,676	—	—	2,228,453	59,759	2,977	177,724	2,349,395
SA International Index Portfolio, Class 1	4,331	—	1,745,323	2,750,069	206,256	(4,629)	243,449	4,527,956
SA Invesco Growth Opportunities Portfolio, Class 1	—	160,793	1,539,339	191,534	426,225	37,339	(93,937)	1,248,050
SA Janus Focused Growth Portfolio, Class 1	617	130,035	2,318,431	441,385	352,766	18,960	234,084	2,660,094
SA JPMorgan Emerging Markets Portfolio, Class 1	68,052	—	2,935,661	118,303	759,410	82,107	45,757	2,422,418
SA JPMorgan Equity-Income Portfolio, Class 1	258,106	707,531	10,305,944	1,188,477	1,252,157	42,419	377,035	10,661,718
SA JPMorgan MFS Core Bond Portfolio, Class 1	625,875	—	14,817,491	7,476,307	1,764,314	15,173	488,212	21,032,869
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	230,752	3,005,434	293,295	580,225	50,427	116,479	2,885,410
SA Large Cap Growth Index Portfolio, Class 1	1,713	1,461	4,639,454	100,943	394,790	53,667	554,176	4,953,450
SA Large Cap Index Portfolio, Class 1	6,262	38,799	14,879,266	545,577	1,329,393	161,522	1,984,015	16,240,987
SA Large Cap Value Index Portfolio, Class 1	2,454	2,981	4,540,048	871,739	885,060	55,383	650,143	5,232,253
SA Legg Mason BW Large Cap Value Portfolio, Class 1	152,137	622,093	5,941,928	2,233,829	553,242	(17,423)	34,541	7,639,633
SA MFS Blue Chip Growth, Class 1	54,077	941,582	9,045,524	1,191,197	1,039,579	98,398	217,216	9,512,756
SA Mid Cap Index Portfolio, Class 1	—	4,479	2,199,474	1,073,239	846,274	42,925	124,061	2,593,425
SA Morgan Stanley International Equities Portfolio, Class 1	185,896	281,015	6,061,150	2,036,509	553,242	(20,211)	87,471	7,611,677
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	99,527	880,906	8,147,687	1,159,676	923,781	28,714	165,055	8,577,351
SA PineBridge High-Yield Bond Portfolio, Class 1	418,501	—	7,378,355	545,618	2,278,902	(3,242)	(42,239)	5,599,590
SA Putnam International Growth and Income Portfolio, Class 1	116,905	199,852	2,829,550	2,273,023	295,420	(28,454)	65,201	4,843,900
SA Small Cap Index Portfolio, Class 1	—	—	7,108,910	117,358	4,209,722	(170,685)	382,482	3,228,343
	$5,060,313	$9,441,758	$295,206,521	$59,349,994	$64,649,303	$1,487,236	$10,962,568	$302,357,016

† Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$402,257	$—	$9,288,277	$7,542,720	$879,907	$10,098	$87,684	$16,048,872
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,187,374	—	40,650,734	3,241,446	6,039,795	249,630	910,467	39,012,482
SA Multi-Managed International Equity Portfolio, Class 1	179,724	466,846	8,426,223	950,236	3,306,732	219,354	(294,508)	5,994,573
SA Multi-Managed Large Cap Growth Portfolio, Class 1	36,374	959,393	9,421,725	1,444,676	2,627,984	354,509	(324,939)	8,267,987
SA Multi-Managed Large Cap Value Portfolio, Class 1	228,690	521,143	11,426,639	1,571,943	3,575,163	(119,337)	687,361	9,991,443
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	178,145	1,673,164	261,210	115,544	14,538	14,852	1,848,220
SA Multi-Managed Mid Cap Value Portfolio, Class 1	22,208	88,685	1,918,944	624,521	827,918	(121,079)	159,376	1,753,844
SA Multi-Managed Small Cap Portfolio, Class 1	3,507	111,897	1,520,330	193,385	279,028	(11,750)	36,006	1,458,943
SA Wellington Real Return Portfolio, Class 1	61,894	—	15,575,099	879,183	1,141,075	(22,548)	510,705	15,801,364
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	31	247,357	3,925,454	441,207	419,602	38,523	315,163	4,300,745
SA DFA Ultra Short Bond Portfolio, Class 1	31,570	—	1,639,425	114,635	115,544	1,776	(7,395)	1,632,897
SA Emerging Market Equity Index, Class 1	—		1,490,964	77,528	107,841	(9,278)	118,663	1,570,036
SA Federated Corporate Bond Portfolio, Class 1	457,600	—	13,040,730	953,468	5,305,731	(220,127)	566,331	9,034,671
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	22,362	2,636	—	1,044,469	31,111	35	(16,636)	996,757
SA Fidelity Institutional International Growth Portfolio, Class 1	15,892	4,477	—	3,961,250	183,608	6,702	433,275	4,217,619
SA Fixed Income Index Portfolio, Class 1	39,174	—	19,053,580	990,360	7,755,714	346,724	726,581	13,361,531
SA Fixed Income Intermediate Index Portfolio, Class 1	10,201	—	5,914,071	6,738,224	423,661	9,442	226,189	12,464,265
SA Franklin Small Company Value Portfolio, Class 1	9,329	139,972	657,479	476,886	49,570	(10,899)	(43,654)	1,030,242
SA Franklin US Equity Small Beta Portfolio, Class 1	5,747	—	—	1,477,666	27,185	1,190	118,233	1,569,904
SA International Index Portfolio, Class 1	1,494	—	1,467,404	79,022	107,841	(4,272)	150,114	1,584,427
SA Invesco Growth Opportunities Portfolio, Class 1	—	89,752	1,164,437	139,316	572,559	53,541	(78,310)	706,425
SA Janus Focused Growth Portfolio, Class 1	300	63,107	1,137,289	120,236	78,147	12,225	117,484	1,309,087
SA JPMorgan Emerging Markets Portfolio, Class 1	34,361	—	1,483,957	93,660	401,939	(2,890)	67,213	1,240,001
SA JPMorgan Equity-Income Portfolio, Class 1	143,402	393,098	5,693,995	923,851	835,083	26,757	197,355	6,006,875
SA JPMorgan MFS Core Bond Portfolio, Class 1	610,934	—	14,404,600	7,277,085	1,321,428	9,712	464,118	20,834,087
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	127,264	1,796,149	206,959	486,362	41,916	54,308	1,612,970
SA Large Cap Growth Index Portfolio, Class 1	1,302	1,110	3,418,495	168,543	231,088	30,147	427,818	3,813,915
SA Large Cap Index Portfolio, Class 1	3,323	20,591	7,500,093	663,281	537,090	62,026	1,053,510	8,741,820
SA Large Cap Value Index Portfolio, Class 1	1,414	1,718	3,341,261	158,378	943,851	88,355	414,227	3,058,370
SA Legg Mason BW Large Cap Value Portfolio, Class 1	86,909	355,374	2,757,279	1,919,615	207,102	(6,729)	(36,251)	4,426,812
SA MFS Blue Chip Growth, Class 1	28,229	491,519	4,864,824	760,501	776,693	87,361	98,913	5,034,906
SA Mid Cap Index Portfolio, Class 1	—	2,384	1,125,432	719,734	525,370	20,153	60,144	1,400,093
SA Morgan Stanley International Equities Portfolio, Class 1	111,958	169,245	3,504,404	1,359,118	262,020	(10,178)	59,222	4,650,546
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	54,152	479,298	4,456,227	754,960	583,117	18,309	86,452	4,732,831
SA PineBridge High-Yield Bond Portfolio, Class 1	383,490	—	6,473,533	651,948	1,871,518	(10,690)	(36,219)	5,207,054
SA Putnam International Growth and Income Portfolio, Class 1	65,995	112,822	1,752,846	1,123,131	138,773	(13,668)	50,688	2,774,224
SA Small Cap Index Portfolio, Class 1	—	—	3,949,602	175,087	2,248,152	(109,127)	224,508	1,991,918
	$4,241,197	$5,027,833	$215,914,665	$50,279,438	$45,340,846	$1,030,451	$7,599,048	$229,482,756

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.